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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: April 30

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 73.9%
Issuer	Shares	Value ($)
Consumer Discretionary 6.5%
Auto Components 0.4%
BorgWarner, Inc.	25,362	1,035,531
Hella KGaA Hueck & Co.	14,507	592,951
Magna International, Inc.(a)	4,544	196,566
Nokian Renkaat OYJ	2,711	101,699
Tenneco, Inc.(a)	27,785	1,874,098
Total		3,800,845
Automobiles 0.2%
Fiat Chrysler Automobiles NV(a)	98,835	1,082,191
Suzuki Motor Corp.	37,700	1,454,951
Total		2,537,142
Hotels, Restaurants & Leisure 0.8%
Autogrill SpA(a)	42,540	374,111
Darden Restaurants, Inc.(b)	66,035	4,839,045
Flight Centre Travel Group Ltd.	45,203	1,027,777
Genting Singapore PLC	525,800	362,664
Six Flags Entertainment Corp.	27,053	1,611,818
Unibet Group PLC, SDR(a)	8,791	74,184
Total		8,289,599
Household Durables 0.2%
Berkeley Group Holdings PLC	6,264	221,241
Electrolux AB, Class B	30,023	798,345
Persimmon PLC	36,500	889,007
Total		1,908,593
Internet & Catalog Retail 0.1%
Priceline Group, Inc. (The)(a),(b)	865	1,362,487
Leisure Products 0.6%
Brunswick Corp.(b)	42,356	2,535,430
Hasbro, Inc.(b)	40,184	3,315,582
Sega Sammy Holdings, Inc.	15,900	249,661
Total		6,100,673
Media 2.3%
CBS Corp., Class B Non Voting(b)	19,570	1,262,069
Comcast Corp., Class A(b)	55,732	4,203,307
Interpublic Group of Companies, Inc. (The)(b)	68,177	1,604,205
Liberty Broadband Corp. Class C(a),(b)	7,972	680,331
Liberty Global PLC LiLAC(a),(b)	33,107	738,948
Common Stocks (continued)
Issuer	Shares	Value ($)
Liberty Global PLC, Class C(a),(b)	113,726	3,995,194
Mediaset SpA	15,163	64,963
Omnicom Group, Inc.(b)	15,890	1,360,979
Pearson PLC	44,114	343,914
ProSiebenSat.1 Media AG	50,739	2,158,505
Quebecor, Inc., Class B(a)	5,166	155,585
Scripps Networks Interactive, Inc., Class A(b)	25,446	1,937,967
TEGNA, Inc.(b)	20,548	470,755
Time Warner, Inc.(b)	31,414	3,042,446
WPP PLC	57,130	1,329,650
Total		23,348,818
Multiline Retail 0.4%
Canadian Tire Corp., Ltd., Class A	5,105	542,925
Dollarama, Inc.(a)	5,939	449,789
Kohl’s Corp.(b)	70,890	2,823,549
Macy’s, Inc.(b)	5,624	166,133
Total		3,982,396
Specialty Retail 1.1%
Best Buy Co., Inc.(b)	102,178	4,548,965
Gap, Inc. (The)(b)	124,802	2,874,190
Home Depot, Inc. (The)	9,418	1,295,728
Lowe’s Companies, Inc.(b)	19,298	1,410,298
TJX Companies, Inc. (The)	17,003	1,273,865
Total		11,403,046
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.(b)	45,826	1,711,601
Michael Kors Holdings Ltd.(a),(b)	3,036	129,971
Moncler SpA	25,997	499,535
PVH Corp.(a),(b)	15,951	1,496,363
Total		3,837,470
Total Consumer Discretionary		66,571,069
Consumer Staples 5.6%
Beverages 0.8%
Coca-Cola European Partners PLC(a),(b)	48,650	1,679,885
Coca-Cola West Co., Ltd.	36,300	1,053,662
Constellation Brands, Inc., Class A(b)	9,497	1,422,271
Davide Campari-Milano SpA	21,325	213,903
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
 Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
PepsiCo, Inc.(b)	27,862	2,891,518
Treasury Wine Estates Ltd.	81,763	721,315
Total		7,982,554
Food & Staples Retailing 1.4%
Alimentation Couche-Tard, Inc., Class B	5,992	274,492
Axfood AB	3,847	63,255
CVS Health Corp.(b)	74,465	5,868,587
Empire Co., Ltd., Class A(a)	34,100	425,841
George Weston Ltd.	4,468	381,063
Jean Coutu Group PJC, Inc. (The)	9,500	149,299
Koninklijke Ahold Delhaize NV(a)	12,720	270,984
Metro AG	41,529	1,421,154
Metro, Inc.(a)	18,586	564,614
Tesco PLC(a)	197,897	486,146
Wal-Mart Stores, Inc.(b)	45,711	3,050,752
Wm Morrison Supermarkets PLC	317,591	946,830
Total		13,903,017
Food Products 2.7%
Archer-Daniels-Midland Co.(b)	152,565	6,752,527
Greencore Group PLC(a)	464,320	1,382,223
Ingredion, Inc.(b)	14,414	1,847,731
Leroy Seafood Group ASA	13,214	735,513
Marine Harvest ASA	347,553	6,143,661
Nomad Foods Ltd.(a),(b)	160,488	1,648,212
SalMar ASA	20,664	584,491
Saputo, Inc.(a)	21,775	801,721
Suedzucker AG	47,158	1,247,595
Tate & Lyle PLC	46,365	391,894
Tyson Foods, Inc., Class A(b)	66,819	4,195,565
WH Group Ltd.	1,982,500	1,505,793
Total		27,236,926
Household Products —%
JELD-WEN Holding, Inc.(a)	3,792	102,649
Personal Products 0.2%
Pola Orbis Holdings, Inc.	21,700	2,061,561
Unilever PLC	8,624	349,322
Total		2,410,883
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.5%
Altria Group, Inc.(b)	39,728	2,827,839
Imperial Brands PLC	22,794	1,055,993
Swedish Match AB	38,447	1,251,709
Total		5,135,541
Total Consumer Staples		56,771,570
Energy 5.2%
Oil, Gas & Consumable Fuels 5.2%
Anadarko Petroleum Corp.(a)	34,625	2,407,476
ARC Resources Ltd.(a)	5,356	83,350
BP PLC	97,570	582,740
Canadian Natural Resources Ltd.	3,286	99,344
Canadian Natural Resources Ltd.(a)	43,842	1,325,344
Cimarex Energy Co.	16,138	2,182,019
ConocoPhillips	24,575	1,198,277
Diamondback Energy, Inc.(a),(c)	48,431	5,093,488
EnCana Corp.(a)	36,065	460,357
Energen Corp.(a),(b)	41,921	2,259,123
Enerplus Corp.(a)	48,144	429,180
EQT Corp.(a),(b)	28,548	1,730,865
Gulfport Energy Corp.(a),(b)	107,081	2,237,993
Halcon Resources Corp.(a)	54,660	461,330
Inpex Corp.	75,600	741,877
Jagged Peak Energy, Inc.(a)	46,459	674,120
Koninklijke Vopak NV	4,974	213,659
Kosmos Energy Ltd.(a),(b)	226,581	1,481,840
Lukoil PJSC, ADR	17,709	995,334
Marathon Petroleum Corp.	37,416	1,797,839
Neste OYJ	48,227	1,677,967
Newfield Exploration Co.(a),(b)	32,599	1,306,568
Parsley Energy, Inc., Class A(a),(b)	96,900	3,412,818
Peyto Exploration & Development Corp.(a)	9,649	209,998
Phillips 66(c)	14,904	1,216,464
QEP Resources, Inc.(a),(b)	133,766	2,332,879
Repsol SA	133,173	1,973,849
RSP Permian, Inc.(a)	27,369	1,164,825
Santos Ltd.(a)	138,910	422,604
Seven Generations Energy Ltd.(a)	10,424	208,360
Tesoro Corp.	16,730	1,352,620

The accompanying Notes to Financial Statements are an integral part of this statement.
2	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TonenGeneral Sekiyu KK	368,000	4,327,718
Tourmaline Oil Corp.(a)	5,404	126,332
TransCanada Corp.	2,398	113,132
Valero Energy Corp.(b)	75,331	4,953,767
Veresen, Inc.(a)	6,300	64,053
WildHorse Resource Development Corp.(a)	103,268	1,500,484
Total		52,819,993
Total Energy		52,819,993
Financials 11.6%
Banks 4.5%
Banca Popolare dell’Emilia Romagna SC	78,105	444,188
Bank of America Corp.(a),(b)	207,575	4,699,498
Bank of Montreal(a)	10,921	826,093
Bank of Nova Scotia (The)(a)	9,800	585,628
BB&T Corp.(b)	34,528	1,594,848
Canadian Imperial Bank of Commerce	86,534	7,368,939
Citigroup, Inc.(b)	74,540	4,161,568
Citizens Financial Group, Inc.(b)	25,752	931,450
East West Bancorp, Inc.(b)	33,227	1,709,197
Fifth Third Bancorp(b)	65,026	1,697,179
Huntington Bancshares, Inc.(b)	178,330	2,412,805
ICICI Bank Ltd., ADR(b)	166,360	1,289,290
Intesa Sanpaolo SpA(a)	957,191	2,117,435
JPMorgan Chase & Co.(b)	46,194	3,909,398
Jyske Bank A/S	1,181	60,692
KBC Group NV	765	49,685
Mediobanca SpA	31,495	271,173
National Bank of Canada(a)	118,010	5,094,042
SunTrust Banks, Inc.(b)	30,962	1,759,261
U.S. Bancorp(b)	31,189	1,642,101
Wells Fargo & Co.(b)	66,424	3,741,664
Total		46,366,134
Capital Markets 1.1%
Charles Schwab Corp. (The)(b)	56,384	2,325,276
Goldman Sachs Group, Inc. (The)(b)	8,417	1,930,186
Morgan Stanley(b)	18,726	795,668
Partners Group Holding AG	305	154,137
Raymond James Financial, Inc.(b)	22,432	1,680,830
Common Stocks (continued)
Issuer	Shares	Value ($)
State Street Corp.(b)	24,909	1,898,066
TD Ameritrade Holding Corp.(b)	50,098	2,312,023
Total		11,096,186
Consumer Finance 1.8%
Ally Financial, Inc.(b)	90,635	1,914,211
Capital One Financial Corp.(b)	32,771	2,863,858
Discover Financial Services(b)	63,831	4,422,212
Navient Corp.(b)	190,329	2,862,548
SLM Corp.(a),(b)	252,616	3,001,078
Synchrony Financial(b)	92,066	3,297,804
Total		18,361,711
Diversified Financial Services 1.2%
Berkshire Hathaway, Inc., Class B(a),(b)	33,844	5,555,154
First Pacific Co., Ltd.	322,000	244,147
Investor AB, Class B	93,836	3,745,581
Leucadia National Corp.(b)	101,622	2,423,685
Total		11,968,567
Insurance 2.4%
Aegon NV	30,567	166,147
Ageas	17,096	732,008
Alleghany Corp.(a),(b)	2,484	1,519,140
Allstate Corp. (The)	27,882	2,097,005
American International Group, Inc.(b)	19,682	1,264,765
Aon PLC(b)	14,570	1,642,039
Chubb Ltd.(b)	20,224	2,659,254
Fairfax Financial Holdings Ltd.(a)	492	229,883
Industrial Alliance Insurance & Financial Services, Inc.(a)	10,197	429,038
MetLife, Inc.(b)	31,856	1,733,285
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	1,961	369,269
Power Corp. of Canada(a)	15,800	370,700
Prudential Financial, Inc.(b)	57,873	6,083,031
Swiss Re AG	4,705	439,676
Talanx AG	13,206	454,544
Travelers Companies, Inc. (The)(b)	9,573	1,127,508
Unipol Gruppo Finanziario SpA	142,112	525,555

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	3

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Unum Group(b)	37,827	1,718,481
Zurich Insurance Group AG	2,612	752,187
Total		24,313,515
Mortgage Real Estate Investment Trusts (REITS) 0.6%
AGNC Investment Corp.(b)	308,444	5,758,649
Total Financials		117,864,762
Health Care 10.7%
Biotechnology 2.2%
Actelion Ltd., Registered Shares	2,454	640,721
Alexion Pharmaceuticals, Inc.(a),(b)	183	23,914
Amgen, Inc.(b)	49,170	7,703,956
Celgene Corp.(a),(b)	7,445	864,737
Galapagos NV(a)	4,225	275,330
Gilead Sciences, Inc.(b)	104,631	7,580,516
United Therapeutics Corp.(a),(b)	31,100	5,088,893
Total		22,178,067
Health Care Equipment & Supplies 1.5%
Baxter International, Inc.(b)	135,777	6,505,076
Danaher Corp.(b)	31,650	2,656,068
DiaSorin SpA	5,453	325,230
GN Store Nord	33,518	747,877
Intuitive Surgical, Inc.(a),(b)	5,312	3,679,569
Straumann Holding AG, Registered Shares	1,557	628,353
Zimmer Biomet Holdings, Inc.(b)	8,806	1,042,014
Total		15,584,187
Health Care Providers & Services 2.7%
Alfresa Holdings Corp.	10,700	176,126
Anthem, Inc.(b)	19,537	3,011,433
Cardinal Health, Inc.(b)	97,658	7,320,444
Centene Corp.(a),(b)	11,655	737,412
CIGNA Corp.(a),(b)	19,136	2,798,066
DaVita, Inc.(a),(b)	32,010	2,040,638
Express Scripts Holding Co.(a),(b)	18,943	1,304,794
Humana, Inc.(b)	2,004	397,794
Laboratory Corp. of America Holdings(a),(b)	22,253	2,986,575
Quest Diagnostics, Inc.	19,307	1,774,699
Suzuken Co., Ltd.	40,100	1,323,898
Common Stocks (continued)
Issuer	Shares	Value ($)
UnitedHealth Group, Inc.(b)	17,085	2,769,478
Universal Health Services, Inc., Class B(a),(b)	14,093	1,587,295
Total		28,228,652
Life Sciences Tools & Services 0.1%
Waters Corp.(a)	5,543	785,166
Pharmaceuticals 4.2%
Astellas Pharma, Inc.	16,400	220,117
Dainippon Sumitomo Pharma Co., Ltd.	33,200	563,192
GlaxoSmithKline PLC	84,702	1,636,865
H Lundbeck A/S(a)	35,964	1,541,214
Johnson & Johnson(b)	117,961	13,359,083
Merck & Co., Inc.(b)	198,123	12,281,645
Mitsubishi Tanabe Pharma Corp.	76,200	1,528,355
Novo Nordisk A/S, Class B	167,107	6,001,680
Orion Oyj, Class B	4,134	192,432
Pfizer, Inc.(b)	48,035	1,524,150
Recordati SpA	15,216	432,159
Roche Holding AG, Genusschein Shares(a)	4,211	997,790
Sanofi, ADR(b)	19,956	813,806
STADA Arzneimittel AG	22,980	1,183,635
UCB SA	4,117	284,362
Total		42,560,485
Total Health Care		109,336,557
Industrials 8.2%
Aerospace & Defense 2.3%
BAE Systems PLC	122,977	903,228
CAE, Inc.	26,046	369,898
General Dynamics Corp.(b)	18,987	3,438,166
Huntington Ingalls Industries, Inc.(b)	10,834	2,101,363
L-3 Communications Corp.(b)	5,670	899,772
Leonardo-Finmeccanica SpA(a)	22,067	284,298
Lockheed Martin Corp.(b)	11,949	3,003,142
Northrop Grumman Corp.(b)	8,045	1,842,949
Raytheon Co.(b)	21,802	3,142,976
Saab AB, Class B	17,312	706,987
Safran SA	11,729	795,071

The accompanying Notes to Financial Statements are an integral part of this statement.
4	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textron, Inc.(a),(b)	79,296	3,756,252
United Technologies Corp.(b)	21,138	2,318,204
Total		23,562,306
Air Freight & Logistics 0.1%
bpost SA	25,686	621,359
Deutsche Post AG	14,596	489,915
Expeditors International of Washington, Inc.(b)	2,799	145,772
Total		1,257,046
Airlines 0.4%
Air Canada(a)	16,360	168,095
Delta Air Lines, Inc.(b)	37,196	1,757,139
United Continental Holdings, Inc.(a),(b)	26,190	1,845,609
WestJet Airlines Ltd.	4,235	71,470
Total		3,842,313
Building Products 0.5%
Asahi Glass Co., Ltd.	135,000	1,003,000
dorma+kaba Holding AG, Class B Registered Shares	479	371,912
Geberit AG	1,064	454,743
Johnson Controls International PLC(b)	14,860	653,543
Masco Corp.(b)	74,366	2,450,360
Total		4,933,558
Commercial Services & Supplies 0.4%
Babcock International Group PLC	179,408	2,020,563
G4s PLC	210,032	676,652
ISS A/S	17,337	615,866
Securitas AB	14,197	226,064
Total		3,539,145
Construction & Engineering 0.4%
Hochtief AG	5,176	737,844
NCC AB, Class B	27,159	667,960
Skanska AB, Class B	16,142	394,674
SNC-Lavalin Group, Inc.(a)	3,539	152,520
VINCI SA	35,471	2,486,394
Total		4,439,392
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.7%
ABB Ltd.(a)	53,319	1,270,637
AMETEK, Inc.(b)	34,388	1,757,227
Eaton Corp. PLC	22,634	1,602,034
OSRAM Licht AG	6,851	397,705
Prysmian SpA(a)	39,780	1,034,796
Vestas Wind Systems A/S(a)	14,446	1,009,980
Total		7,072,379
Industrial Conglomerates 0.8%
Honeywell International, Inc.(b)	17,259	2,042,085
Koninklijke Philips NV	81,891	2,402,887
NWS Holdings Ltd.	355,000	637,920
Rheinmetall AG	12,395	951,209
Siemens AG, Registered Shares	18,781	2,429,481
Total		8,463,582
Machinery 1.0%
Aalberts Industries NV	6,286	220,644
Cargotec OYJ, Class B	10,597	508,090
Georg Fischer AG, Registered Shares	759	625,519
Ingersoll-Rand PLC(b)	16,887	1,339,983
JTEKT Corp.	2,100	34,490
KION Group AG	10,782	657,098
SMC Corp.(a)	8,000	2,183,826
Stanley Black & Decker, Inc.(b)	18,058	2,239,192
Sumitomo Heavy Industries Ltd.	73,000	501,903
WABCO Holdings, Inc.(a)	8,356	911,055
Yangzijiang Shipbuilding Holdings Ltd.	874,100	499,883
Total		9,721,683
Professional Services 0.5%
Adecco Group AG, Registered Shares	12,474	892,575
ManpowerGroup, Inc.(b)	4,127	393,964
Nielsen Holdings PLC(b)	49,721	2,034,086
Randstad Holding NV	5,713	332,380
Robert Half International, Inc.(b)	16,986	799,361
Wolters Kluwer NV	28,815	1,101,935
Total		5,554,301

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	5

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.8%
Canadian Pacific Railway Ltd.(a)	1,841	278,445
ComfortDelGro Corp., Ltd.	27,500	47,058
Nippon Express Co., Ltd.	141,000	745,901
Norfolk Southern Corp.(b)	55,554	6,525,373
Total		7,596,777
Trading Companies & Distributors 0.3%
Marubeni Corp.	122,700	746,561
Mitsubishi Corp.	91,800	2,073,770
Total		2,820,331
Transportation Infrastructure —%
Flughafen Zuerich AG, Registered Shares	1,368	269,031
Hutchison Port Holdings Trust	215,700	91,743
SATS Ltd.(a)	20,800	77,925
Total		438,699
Total Industrials		83,241,512
Information Technology 14.8%
Communications Equipment 0.9%
Brocade Communications Systems, Inc.(b)	204,574	2,551,038
Cisco Systems, Inc.(b)	44,302	1,360,957
CommScope Holding Co., Inc.(a),(b)	27,574	1,042,849
Harris Corp.(b)	39,332	4,039,790
Total		8,994,634
Electronic Equipment, Instruments & Components 1.9%
Arrow Electronics, Inc.(a),(b)	41,918	3,081,811
Avnet, Inc.(b)	25,488	1,183,663
CDW Corp.(b)	62,700	3,229,677
Corning, Inc.(b)	38,591	1,022,276
Flex Ltd.(a),(b)	259,869	4,072,147
Hollysys Automation Technologies Ltd.(b)	33,205	561,164
Jabil Circuit, Inc.(b)	141,718	3,398,398
TE Connectivity Ltd.(b)	30,561	2,272,210
Total		18,821,346
Internet Software & Services 2.6%
Alibaba Group Holding Ltd., ADR(a),(b)	21,053	2,132,879
Alphabet, Inc., Class A(a),(b)	16,389	13,442,094
Baidu, Inc., ADR(a),(b)	10,413	1,823,004
DeNA Co., Ltd.	15,500	346,337
Common Stocks (continued)
Issuer	Shares	Value ($)
eBay, Inc.(a),(b)	106,207	3,380,569
Mixi, Inc.	7,100	308,042
Moneysupermarket.com Group PLC	269,176	1,117,877
NetEase, Inc., ADR(b)	11,146	2,829,969
Yandex NV, Class A(a),(b)	21,921	507,252
YY, Inc., ADR(a),(b)	24,159	992,452
Total		26,880,475
IT Services 1.6%
Alliance Data Systems Corp.(a),(b)	8,847	2,020,478
Amdocs Ltd.(b)	41,603	2,442,512
Capgemini SA(a)	23,888	1,944,925
CGI Group, Inc., Class A(a)	6,091	292,883
Cognizant Technology Solutions Corp., Class A(a)	4,745	249,540
Computer Sciences Corp.(b)	46,005	2,861,511
CoreLogic, Inc.(a),(b)	27,184	958,780
Equiniti Group PLC(d)	88,867	209,615
EVERTEC, Inc.(b)	43,983	749,910
Fidelity National Information Services, Inc.(b)	20,337	1,615,164
Leidos Holdings, Inc.(b)	49,034	2,369,323
PayPal Holdings, Inc.(a),(b)	17,574	699,094
Total		16,413,735
Semiconductors & Semiconductor Equipment 4.3%
ASM International NV	9,683	477,408
Broadcom Ltd.(b)	28,127	5,611,336
Dialog Semiconductor PLC(a)	21,536	1,002,114
Infineon Technologies AG	30,170	555,168
Intel Corp.(b)	192,934	7,103,830
KLA-Tencor Corp.(b)	89,554	7,621,941
ON Semiconductor Corp.(a),(b)	279,143	3,718,185
Qorvo, Inc.(a),(b)	23,374	1,500,844
STMicroelectronics NV	115,849	1,528,392
Texas Instruments, Inc.(b)	127,692	9,645,854
Tokyo Electron Ltd.	36,900	3,822,278
Versum Materials, Inc.(a),(b)	57,287	1,601,172
Total		44,188,522

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 2.5%
Activision Blizzard, Inc.(b)	19,276	775,088
CA, Inc.(b)	187,719	5,869,973
Dell Technologies, Inc. - VMware, Inc., Class V(a),(b)	16,946	1,067,429
Electronic Arts, Inc.(a),(b)	9,800	817,614
Konami Holdings Corp.	22,200	887,762
Microsoft Corp.(b)	65,672	4,245,695
Open Text Corp.(a)	1,988	68,046
Oracle Corp.(b)	91,762	3,680,574
Software AG	28,953	1,044,436
Symantec Corp.(b)	50,649	1,395,380
Temenos Group AG	6,707	487,688
Trend Micro, Inc.	14,700	570,461
VMware, Inc., Class A(a),(b)	53,440	4,678,138
Total		25,588,284
Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc.(b)	18,816	2,283,321
Hewlett Packard Enterprise Co.(b)	221,217	5,017,201
HP, Inc.	38,992	586,830
NetApp, Inc.(b)	56,880	2,179,642
Total		10,066,994
Total Information Technology		150,953,990
Materials 5.0%
Chemicals 1.3%
Celanese Corp., Class A	11,864	1,001,321
Clariant AG, Registered Shares	15,460	289,740
Covestro AG	26,846	2,020,262
Evonik Industries AG	27,557	894,550
Ferro Corp.(a),(b)	83,059	1,174,454
Hitachi Chemical Co., Ltd.	10,300	292,428
Koninklijke DSM NV	10,741	684,743
Mitsubishi Chemical Holdings Corp.	30,800	214,829
PPG Industries, Inc.(b)	32,011	3,201,420
Sika AG	159	835,585
Solvay SA	815	95,559
Umicore SA	10,164	569,331
Yara International ASA	37,352	1,574,136
Total		12,848,358
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.3%
Buzzi Unicem SpA(a)	5,935	146,345
CRH PLC(a)	55,858	1,949,389
HeidelbergCement AG	6,927	669,177
Total		2,764,911
Containers & Packaging 1.6%
Berry Plastics Group, Inc.(a),(b)	64,216	3,276,942
Billerudkorsnas AB	31,073	517,679
CCL Industries, Inc.(a)	1,047	215,475
Crown Holdings, Inc.(a),(b)	48,146	2,608,069
Graphic Packaging Holding Co.(b)	287,463	3,596,162
Huhtamaki OYJ	11,917	437,520
Sealed Air Corp.(b)	65,041	3,154,489
WestRock Co.(b)	45,129	2,408,083
Total		16,214,419
Metals & Mining 1.7%
Anglo American PLC(a)	34,757	599,151
Aurubis AG	8,516	501,753
Barrick Gold Corp.(a)	24,983	460,398
Boliden AB	45,178	1,317,951
First Quantum Minerals Ltd.(a)	9,914	125,025
Fortescue Metals Group Ltd.	336,200	1,701,271
Kinross Gold Corp.(a)	479,034	1,866,438
Norsk Hydro ASA	11,060	63,010
Nucor Corp.(b)	57,424	3,335,760
Salzgitter AG	13,534	519,410
SSAB AB, Class A(a)	82,500	339,111
Steel Dynamics, Inc.	26,584	898,805
Stornoway Diamond Corp.(a)	1,720,429	1,123,815
Teck Resources Ltd., Class B(a)	109,085	2,673,368
Yamana Gold, Inc.(a)	641,938	2,121,294
Total		17,646,560
Paper & Forest Products 0.1%
Holmen AB, Class B	11,849	433,536
UPM-Kymmene OYJ	24,634	558,697
West Fraser Timber Co., Ltd.	11,014	376,148
Total		1,368,381
Total Materials		50,842,629

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	7

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.8%
Equity Real Estate Investment Trusts (REITS) —%
British Land Co. PLC (The)(a)	607	4,461
Link REIT (The)	23,500	160,589
RioCan Real Estate Investment Trust(a)	16,400	327,811
Smart Real Estate Investment Trust(a)	4,600	113,193
Total		606,054
Real Estate Management & Development 0.8%
Hang Lung Group Ltd.	223,000	855,232
Kerry Properties Ltd.	454,500	1,286,163
LendLease Group	46,623	498,549
New World Development Co., Ltd.	1,292,000	1,490,703
Wharf Holdings Ltd. (The)	282,000	2,114,518
Wheelock & Co., Ltd.	251,000	1,525,559
Total		7,770,724
Total Real Estate		8,376,778
Telecommunication Services 3.4%
Diversified Telecommunication Services 1.7%
BCE, Inc.	86,800	3,912,921
Frontier Communications Corp.(b)	999,632	3,488,716
Nippon Telegraph & Telephone Corp.	98,400	4,346,556
TDC A/S(a)	157,452	828,580
Telecom Italia SpA, Savings Shares(a)	3,742,030	2,671,795
Verizon Communications, Inc.(a),(b)	37,948	1,859,831
Total		17,108,399
Wireless Telecommunication Services 1.7%
KDDI Corp.	176,400	4,739,583
NTT DoCoMo, Inc.	401,900	9,609,462
Vodafone Group PLC(a)	1,113,465	2,727,467
Total		17,076,512
Total Telecommunication Services		34,184,911
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.1%
Electric Utilities 1.0%
Enel SpA(a)	295,105	1,233,726
Exelon Corp.(b)	190,588	6,838,297
Iberdrola SA	144,596	913,289
Power Assets Holdings Ltd.	53,500	512,630
Red Electrica Corp. SA	22,686	405,672
Total		9,903,614
Gas Utilities 0.5%
Enagas SA	134,057	3,292,339
Gas Natural SDG SA	130,799	2,523,114
Total		5,815,453
Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The)(b)	150,454	1,721,194
Uniper SE(a)	7,777	110,791
Total		1,831,985
Multi-Utilities 0.4%
A2A SpA	1,001,012	1,337,013
Atco Ltd., Class I	19,118	673,189
E.ON SE	281,831	2,170,968
Total		4,181,170
Total Utilities		21,732,222
Total Common Stocks (Cost $709,806,456)		752,695,993

Limited Partnerships 0.7%

Energy 0.7%
Oil, Gas & Consumable Fuels 0.7%
Boardwalk Pipeline Partners LP(b)	147,418	2,721,336
Enterprise Products Partners LP	57,468	1,628,069
MPLX LP	49,010	1,855,029
Viper Energy Partners LP(b)	77,162	1,272,401
Total		7,476,835
Total Energy		7,476,835
Total Limited Partnerships (Cost $6,929,870)		7,476,835

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Preferred Stocks —%
Issuer	Coupon Rate	Shares	Value ($)
Consumer Discretionary —%
Automobiles —%
BMW AG	—	2,019	151,677
Total Consumer Discretionary			151,677
Total Preferred Stocks (Cost $152,533)			151,677

Money Market Funds 16.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.662%(e),(f)	168,592,350	168,592,350
Total Money Market Funds (Cost $168,592,350)		168,592,350
Total Investments (Cost $885,481,209)		928,916,855

Investments Sold Short (33.0)%

Common Stocks (32.6)%
Issuer	Shares	Value ($)
Consumer Discretionary (5.9)%
Auto Components (0.1)%
Autoliv, Inc.	(10,234)	(1,183,664)
Automobiles (0.5)%
Bayerische Motoren Werke AG(a)	(6,108)	(557,723)
Daimler AG, Registered Shares(a)	(1,378)	(103,635)
Ferrari NV	(22,569)	(1,402,212)
Ferrari NV	(7,195)	(448,511)
Harley-Davidson, Inc.	(18,412)	(1,050,221)
Tesla Motors, Inc.(a)	(7,737)	(1,949,182)
Total		(5,511,484)
Diversified Consumer Services (0.1)%
Nord Anglia Education, Inc.(a)	(38,931)	(851,032)
Hotels, Restaurants & Leisure (1.2)%
Buffalo Wild Wings, Inc.(a)	(7,235)	(1,092,485)
Cheesecake Factory, Inc. (The)	(21,752)	(1,310,775)
Chipotle Mexican Grill, Inc.(a)	(2,554)	(1,076,358)
Cracker Barrel Old Country Store, Inc.	(6,477)	(1,023,755)
Jack in the Box, Inc.	(10,402)	(1,122,584)
Marriott International, Inc., Class A	(20,499)	(1,734,215)
Norwegian Cruise Line Holdings Ltd.(a)	(1,220)	(57,340)
Common Stocks (continued)
Issuer	Shares	Value ($)
Panera Bread Co., Class A(a)	(5,502)	(1,150,248)
Planet Fitness, Inc., Class A	(30,041)	(632,063)
Seaworld Entertainment, Inc.	(63,667)	(1,153,009)
Texas Roadhouse, Inc.	(26,367)	(1,229,757)
Whitbread PLC	(22,546)	(1,116,073)
Total		(12,698,662)
Household Durables (0.4)%
Newell Rubbermaid, Inc.	(68,617)	(3,247,643)
Sony Corp.	(18,100)	(548,027)
Total		(3,795,670)
Internet & Catalog Retail (0.7)%
Netflix, Inc.(a)	(41,380)	(5,822,580)
Wayfair, Inc., Class A(a)	(26,107)	(1,085,007)
Yoox Net-A-Porter Group SpA(a)	(20,335)	(510,097)
Total		(7,417,684)
Leisure Products (0.1)%
Mattel, Inc.	(52,787)	(1,383,547)
Media (1.0)%
Altice NV, Class A(a)	(113,376)	(2,489,042)
Axel Springer SE	(1,239)	(65,308)
Charter Communications, Inc., Class A(a)	(4,638)	(1,502,480)
Eutelsat Communications SA	(34,460)	(587,773)
Liberty Global PLC LiLAC(a)	(20,071)	(447,985)
Pearson PLC	(143,229)	(1,116,617)
ProSiebenSat.1 Media SE	(6,003)	(255,376)
Schibsted ASA, Class A	(25,639)	(677,962)
SES SA FDR	(42,883)	(833,850)
Telenet Group Holding NV(a)	(11,479)	(615,962)
Television Francaise 1	(102,695)	(1,131,366)
Total		(9,723,721)
Multiline Retail (0.3)%
Dollarama, Inc.(a)	(14,674)	(1,111,334)
Don Quijote Holdings Co., Ltd.	(29,000)	(1,052,564)
Next PLC(a)	(15,679)	(756,526)
Total		(2,920,424)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	9

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail (0.5)%
Dufry AG, Registered Shares(a)	(6,666)	(951,615)
Fielmann AG	(3,097)	(216,497)
Hennes & Mauritz AB, Class B	(113,580)	(3,249,750)
Monro Muffler Brake, Inc.	(17,911)	(1,072,869)
Total		(5,490,731)
Textiles, Apparel & Luxury Goods (1.0)%
Cie Financiere Richemont SA, Class A, Registered Shares	(33,942)	(2,643,394)
Columbia Sportswear Co.	(14,419)	(783,961)
Gildan Activewear, Inc.(a)	(25,356)	(663,299)
Lululemon Athletica, Inc.(a)	(15,385)	(1,038,641)
Luxottica Group SPA	(36,562)	(1,963,115)
Salvatore Ferragamo SpA	(36,681)	(968,150)
Swatch Group AG (The)	(4,594)	(1,628,138)
Total		(9,688,698)
Total Consumer Discretionary		(60,665,317)
Consumer Staples (1.2)%
Beverages (0.3)%
Anheuser-Busch InBev SA/NV	(18,999)	(1,983,838)
Remy Cointreau SA	(12,883)	(1,171,268)
Total		(3,155,106)
Food & Staples Retailing (0.2)%
Caseys General Stores, Inc.	(9,214)	(1,058,689)
Empire Co., Ltd., Class A(a)	(22,892)	(285,875)
Pricesmart, Inc.	(10,826)	(916,962)
Total		(2,261,526)
Food Products (0.6)%
Aryzta AG	(10,325)	(284,404)
B&G Foods, Inc.	(26,774)	(1,187,427)
Chocoladefabriken Lindt & Spruengli AG	(316)	(1,753,919)
McCormick & Co., Inc.	(11,606)	(1,108,953)
TreeHouse Foods, Inc.(a)	(14,209)	(1,078,179)
Total		(5,412,882)
Personal Products (0.1)%
Unilever NV	(26,010)	(1,055,013)
Total Consumer Staples		(11,884,527)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy (4.9)%
Energy Equipment & Services (1.8)%
Core Laboratories NV	(4,830)	(564,289)
Halliburton Co.	(44,289)	(2,505,429)
National Oilwell Varco, Inc.	(19,125)	(723,116)
Saipem SpA(a)	(9,334,173)	(4,792,924)
SBM Offshore NV	(5,985)	(97,360)
Schlumberger Ltd.	(61,443)	(5,143,393)
Tenaris SA	(201,728)	(3,533,660)
Transocean Ltd.(a)	(69,343)	(968,722)
Total		(18,328,893)
Oil, Gas & Consumable Fuels (3.1)%
AltaGas, Ltd.	(7,332)	(174,390)
Antero Resources Corp.(a)	(30,875)	(753,659)
Apache Corp.	(19,382)	(1,159,431)
Beach Energy Ltd., ADR	(235,042)	(134,149)
Cameco Corp.(a)	(33,401)	(425,325)
Cenovus Energy, Inc.	(20,884)	(285,034)
Cheniere Energy, Inc.(a)	(124,323)	(5,923,991)
Concho Resources, Inc.(a)	(20,415)	(2,846,668)
Continental Resources, Inc.(a)	(56,517)	(2,744,466)
Enbridge, Inc.(a)	(9,758)	(415,441)
EP Energy Corp.(a)	(152,203)	(797,544)
Hess Corp.	(37,380)	(2,025,248)
Imperial Oil Ltd.	(2,510)	(82,519)
Keyera Corp.(a)	(6,422)	(188,527)
Kinder Morgan, Inc.	(40,673)	(908,635)
Laredo Petroleum, Inc.(a)	(105,302)	(1,426,842)
Lundin Petroleum AB(a)	(34,087)	(735,613)
Matador Resources Co.(a)	(71,205)	(1,874,828)
Murphy Oil Corp.	(62,019)	(1,792,969)
Neste OYJ	(45,685)	(1,589,522)
Newfield Exploration Co.(a)	(25,872)	(1,036,950)
Pembina Pipeline Corp.	(4,631)	(143,672)
PrairieSky Royalty, Ltd.(a)	(15,602)	(365,695)
Royal Dutch Shell PLC, ADR, Class A	(2)	(109)
Statoil ASA	(29,128)	(541,732)
Veresen, Inc.(a)	(4,978)	(50,612)

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Whitecap Resources, Inc.	(27,082)	(215,615)
Williams Companies, Inc. (The)	(109,296)	(3,152,097)
Total		(31,791,283)
Total Energy		(50,120,176)
Financials (5.4)%
Banks (2.8)%
Banco BPM SpA	(100,819)	(286,234)
BancorpSouth, Inc.	(19,861)	(589,872)
Bankinter SA	(86,133)	(693,293)
BOK Financial Corp.	(10,515)	(864,754)
CaixaBank SA	(212,678)	(779,570)
Canadian Western Bank	(31,737)	(721,689)
Commerzbank AG(a)	(95,973)	(834,739)
Community Bank System, Inc.	(16,559)	(966,383)
Cullen/Frost Bankers, Inc.	(7,572)	(676,937)
CVB Financial Corp.	(34,520)	(778,081)
DNB ASA(a)	(5,733)	(95,642)
First Financial Bankshares, Inc.	(45,346)	(1,934,007)
Glacier Bancorp, Inc.	(23,065)	(819,499)
Home Bancshares, Inc.	(16,933)	(456,175)
Japan Post Bank Co., Ltd.	(25,200)	(306,110)
KBC Group NV	(3,561)	(231,277)
Kyushu Financial Group, Inc.	(17,000)	(117,133)
M&T Bank Corp.	(4,210)	(684,420)
MB Financial, Inc.	(15,078)	(671,423)
People’s United Financial, Inc.	(36,672)	(687,600)
Prosperity Bancshares, Inc.	(12,776)	(927,921)
Royal Bank of Scotland Group PLC(a)	(1,766,936)	(4,950,007)
Standard Chartered PLC(a)	(377,309)	(3,694,743)
Svenska Handelsbanken AB, Class A	(54,567)	(814,615)
Trustmark Corp.	(21,433)	(720,577)
UMB Financial Corp.	(9,459)	(729,667)
UniCredit SpA	(7,013)	(191,434)
United Bankshares, Inc.	(40,616)	(1,819,597)
Valley National Bancorp	(39,153)	(474,143)
Westamerica Bancorporation	(28,430)	(1,613,402)
Total		(29,130,944)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets (1.1)%
Aberdeen Asset Management PLC	(154,038)	(509,783)
Azimut Holding SpA	(73,280)	(1,318,618)
Banca Generali SpA	(25,155)	(641,669)
Brookfield Asset Management, Inc., Class A(a)	(9,321)	(322,340)
CI Financial Corp.(a)	(12,137)	(253,699)
Credit Suisse Group AG, Registered Shares(a)	(72,782)	(1,111,027)
Deutsche Bank AG(a)	(8,504)	(169,833)
Eaton Vance Corp.	(35,549)	(1,490,570)
Factset Research Systems, Inc.	(7,082)	(1,225,540)
Financial Engines, Inc.	(26,255)	(1,012,130)
GAM Holding AG	(4,252)	(43,387)
IGM Financial, Inc.	(2,502)	(76,891)
IntercontinentalExchange Group, Inc.	(39,494)	(2,304,870)
Thomson Reuters Corp.(a)	(1,088)	(48,771)
WisdomTree Investments, Inc.	(65,846)	(678,214)
Total		(11,207,342)
Consumer Finance (0.1)%
Acom Co., Ltd.(a)	(199,300)	(857,220)
Diversified Financial Services (0.1)%
Element Fleet Management Corp.(a)	(85,978)	(835,828)
Onex Corp.(a)	(2,519)	(176,277)
Total		(1,012,105)
Insurance (1.2)%
Cincinnati Financial Corp.	(14,009)	(988,755)
Hiscox, Ltd.	(75,655)	(979,002)
Intact Financial Corp.	(681)	(49,723)
Mercury General Corp.	(18,286)	(1,156,589)
Power Financial Corp.(a)	(2,248)	(58,409)
RLI Corp.	(16,747)	(995,107)
Sampo OYJ	(18,883)	(874,444)
St. James’s Place PLC	(67,661)	(915,355)
UnipolSai SpA	(46,283)	(96,525)
Willis Towers Watson PLC	(47,497)	(5,943,300)
Total		(12,057,209)
Thrifts & Mortgage Finance (0.1)%
New York Community Bancorp, Inc.	(42,774)	(649,737)
Total Financials		(54,914,557)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	11

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care (2.2)%
Biotechnology (0.3)%
Alkermes PLC(a)	(2,148)	(116,228)
Alnylam Pharmaceuticals, Inc.(a)	(36,243)	(1,449,358)
Juno Therapeutics, Inc.(a)	(33,481)	(714,484)
Swedish Orphan Biovitrum AB(a)	(12,234)	(156,561)
Vertex Pharmaceuticals, Inc.(a)	(6,205)	(532,823)
Total		(2,969,454)
Health Care Equipment & Supplies (0.8)%
Coloplast A/S, Class B	(18,717)	(1,339,015)
Elekta AB, Class B	(183,592)	(1,661,082)
Getinge AB	(4,437)	(71,680)
IDEXX Laboratories, Inc.(a)	(12,164)	(1,488,022)
Intuitive Surgical, Inc.(a)	(1,729)	(1,197,661)
Sonova Holding AG, Registered Shares	(5,212)	(690,096)
West Pharmaceutical Services	(14,584)	(1,234,244)
Wright Medical Group NV(a)	(31,880)	(802,739)
Total		(8,484,539)
Health Care Providers & Services (0.2)%
AmerisourceBergen Corp.	(10,994)	(959,556)
Henry Schein, Inc.(a)	(6,397)	(1,022,625)
Total		(1,982,181)
Health Care Technology (0.4)%
Medidata Solutions, Inc.(a)	(40,304)	(1,996,660)
Veeva Systems, Inc., Class A(a)	(56,107)	(2,375,009)
Total		(4,371,669)
Life Sciences Tools & Services (0.1)%
Illumina, Inc.(a)	(4,823)	(772,162)
QIAGEN NV	(4,988)	(145,152)
Total		(917,314)
Pharmaceuticals (0.4)%
Bristol-Myers Squibb Co.	(12,545)	(616,712)
Chugai Pharmaceutical Co., Ltd.	(27,600)	(811,126)
Merck KGaA(a)	(7,936)	(875,594)
Ono Pharmaceutical Co., Ltd.	(39,900)	(818,601)
Common Stocks (continued)
Issuer	Shares	Value ($)
Takeda Pharmaceutical Co., Ltd.(a)	(14,800)	(619,907)
Valeant Pharmaceuticals International, Inc.(a)	(22,138)	(305,551)
Total		(4,047,491)
Total Health Care		(22,772,648)
Industrials (3.2)%
Aerospace & Defense (0.3)%
Airbus Group SE(a)	(17,019)	(1,153,633)
Bombardier, Inc., Class B(a)	(178,357)	(341,294)
MTU Aero Engines AG	(8,187)	(980,710)
Rolls-Royce Holdings PLC	(112,318)	(946,012)
Total		(3,421,649)
Air Freight & Logistics (0.1)%
Panalpina Welttransport Holding AG, Registered Shares	(6,433)	(795,432)
Singapore Post, Ltd.	(359,800)	(375,119)
Total		(1,170,551)
Airlines (0.3)%
American Airlines Group, Inc.	(71,357)	(3,157,547)
Building Products (0.1)%
ASSA ABLOY AB, Class B	(17,648)	(333,944)
Trex Company, Inc.(a)	(3,643)	(246,740)
Total		(580,684)
Commercial Services & Supplies (0.4)%
Bilfinger SE(a)	(1,522)	(63,250)
Mobile Mini, Inc.	(22,376)	(728,339)
Rollins, Inc.	(46,567)	(1,641,953)
Waste Connections, Inc.	(10,601)	(850,198)
Waste Connections, Inc.(a)	(4,584)	(368,095)
Total		(3,651,835)
Construction & Engineering (0.0)%
WSP Global, Inc.	(7,659)	(269,456)
Electrical Equipment (0.2)%
Emerson Electric Co.	(15,896)	(932,459)
Nordex SE(a)	(45,291)	(957,095)
Total		(1,889,554)

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates (0.1)%
Keppel Corp., Ltd.	(119,100)	(522,621)
Sembcorp Industries, Ltd.	(193,700)	(432,588)
Total		(955,209)
Machinery (1.2)%
Actuant Corp., Class A(a)	(46,582)	(1,218,119)
Alfa Laval AB	(21,220)	(396,733)
Alstom SA(a)	(25,249)	(716,426)
Caterpillar, Inc.	(16,146)	(1,544,526)
Deere & Co.	(10,348)	(1,107,753)
Flowserve Corp.	(10,178)	(500,351)
GEA Group AG	(1,206)	(49,973)
Krones AG(a)	(690)	(70,533)
MAN SE	(2,935)	(304,278)
Metso OYJ	(17,129)	(526,597)
Middleby Corp.(a)	(9,683)	(1,299,265)
OC Oerlikon Corp. AG, Registered Shares	(20,344)	(230,795)
Rotork PLC	(164,889)	(531,198)
Sun Hydraulics Corp.	(19,217)	(752,922)
Toro Co.	(22,234)	(1,310,250)
Wabtec Corp.(a)	(8,122)	(703,690)
Wartsila OYJ	(14,499)	(728,129)
Total		(11,991,538)
Marine (0.1)%
Kuehne + Nagel International AG, Registered Shares	(4,913)	(672,236)
Professional Services (0.1)%
Stantec, Inc.(a)	(22,476)	(602,469)
Verisk Analytics, Inc.(a)	(5,645)	(466,503)
Total		(1,068,972)
Road & Rail (0.2)%
DSV A/S	(7,360)	(357,292)
Heartland Express, Inc.(a)	(34,189)	(704,293)
JB Hunt Transport Services, Inc.	(7,113)	(704,756)
Old Dominion Freight Line(a)	(7,314)	(645,680)
Total		(2,412,021)
Trading Companies & Distributors (0.0)%
Finning International, Inc.	(3,087)	(62,487)
Common Stocks (continued)
Issuer	Shares	Value ($)
Transportation Infrastructure (0.1)%
Fraport AG Frankfurt Airport Services Worldwide	(15,185)	(908,749)
Total Industrials		(32,212,488)
Information Technology (4.9)%
Communications Equipment (0.8)%
Arista Networks, Inc.(a)	(16,997)	(1,597,718)
F5 Networks, Inc.(a)	(4,684)	(627,797)
Finisar Corp.(a)	(24,185)	(715,150)
Nokia OYJ	(796,861)	(3,578,039)
Palo Alto Networks, Inc.(a)	(7,363)	(1,086,484)
Telefonaktiebolaget LM Ericsson	(38,834)	(229,833)
Viasat, Inc.(a)	(11,466)	(744,258)
Total		(8,579,279)
Electronic Equipment, Instruments & Components (0.9)%
Cognex Corp.(a)	(41,044)	(2,772,933)
Hexagon AB, Class B(a)	(52,976)	(2,095,555)
Itron, Inc.(a)	(27,496)	(1,696,503)
National Instruments Corp.	(83,284)	(2,616,783)
Total		(9,181,774)
Internet Software & Services (0.5)%
2U, Inc.(a)	(25,332)	(862,301)
58.Com, Inc., ADR(a)	(13,863)	(404,522)
Cimpress NV(a)	(15,453)	(1,304,079)
Costar Group, Inc.(a)	(4,247)	(858,319)
Just Eat PLC(a)	(139,799)	(952,087)
United Internet AG, Registered Shares	(23,492)	(984,472)
Total		(5,365,780)
IT Services (0.7)%
Acxiom Corp.(a)	(54,732)	(1,428,505)
DH Corp.	(17,379)	(307,313)
First Data Corp., Class A(a)	(30,430)	(466,796)
Sabre Corp.	(33,777)	(827,537)
Unisys Corp.(a)	(73,819)	(948,574)
Wipro, Ltd., ADR(a)	(188,481)	(1,739,680)
Wirecard AG(a)	(17,895)	(868,844)
Total		(6,587,249)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	13

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment (0.4)%
ams AG(a)	(15,460)	(532,589)
Broadcom Ltd.	(7,351)	(1,466,525)
Cavium, Inc.(a)	(13,704)	(907,342)
Infineon Technologies AG	(44,942)	(826,992)
Total		(3,733,448)
Software (1.4)%
ACI Worldwide, Inc.(a)	(95,640)	(1,855,416)
Blackbaud, Inc.	(29,720)	(1,949,929)
Dassault Systemes	(18,867)	(1,460,554)
Guidewire Software, Inc.(a)	(29,115)	(1,523,588)
Nintendo Co., Ltd.(a)	(3,900)	(798,259)
Proofpoint, Inc.(a)	(17,701)	(1,418,912)
Salesforce.com, Inc.(a)	(25,445)	(2,012,700)
Synchronoss Technologies, Inc.(a)	(24,470)	(942,584)
Ultimate Software Group, Inc.(a)	(3,219)	(623,392)
Workday, Inc., Class A(a)	(23,360)	(1,940,982)
Total		(14,526,316)
Technology Hardware, Storage & Peripherals (0.2)%
Blackberry Ltd.(a)	(68,607)	(484,006)
Electronics for Imaging, Inc.(a)	(30,828)	(1,385,410)
Total		(1,869,416)
Total Information Technology		(49,843,262)
Materials (1.9)%
Chemicals (0.9)%
Air Liquide SA(a)	(7,850)	(847,516)
Axalta Coating Systems Ltd.(a)	(41,077)	(1,191,233)
Balchem Corp.(a)	(12,401)	(1,057,061)
Christian Hansen Holding A/S	(12,598)	(768,121)
HB Fuller Co.	(9,946)	(491,034)
Hexpol AB	(9,474)	(91,757)
Ingevity Corp.(a)	(14,269)	(793,214)
K+S AG	(5,059)	(128,515)
Methanex Corp.	(7,086)	(354,286)
Newmarket Corp.	(3,943)	(1,700,103)
Novozymes A/S, Class B	(30,419)	(1,184,797)
Common Stocks (continued)
Issuer	Shares	Value ($)
OCI NV(a)	(2,678)	(50,546)
Potash Corp. of Saskatchewan, Inc.	(36,810)	(684,857)
Total		(9,343,040)
Construction Materials (0.1)%
James Hardie Industries PLC	(54,554)	(856,844)
Containers & Packaging (0.4)%
AptarGroup, Inc.	(16,795)	(1,225,531)
Ball Corp.	(20,546)	(1,566,838)
Bemis Co., Inc.	(13,387)	(652,215)
Sonoco Products Co.	(14,951)	(821,557)
Total		(4,266,141)
Metals & Mining (0.5)%
Alumina Ltd.	(627,031)	(923,903)
Antofagasta PLC(a)	(171,162)	(1,808,443)
ArcelorMittal (a)	(36,624)	(285,577)
Boliden AB	(8,223)	(239,885)
Eldorado Gold Corp.(a)	(93,344)	(329,977)
Franco-Nevada Corp.	(3,272)	(212,828)
Goldcorp, Inc.(a)	(7,068)	(114,283)
Kinross Gold Corp.(a)	(199,594)	(778,417)
Total		(4,693,313)
Total Materials		(19,159,338)
Real Estate (1.4)%
Equity Real Estate Investment Trusts (REITS) (0.7)%
Equinix, Inc.	(15,816)	(6,088,844)
Klepierre	(6,482)	(246,143)
Pebblebrook Hotel Trust	(25,842)	(772,934)
Total		(7,107,921)
Real Estate Management & Development (0.7)%
CBRE Group, Inc.(a)	(9,304)	(282,469)
Hulic Co., Ltd.	(253,000)	(2,466,986)
Mitsubishi Estate Co., Ltd.	(237,000)	(4,511,042)
Total		(7,260,497)
Total Real Estate		(14,368,418)

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services (1.2)%
Diversified Telecommunication Services (0.7)%
Cogent Communications Group	(39,118)	(1,635,132)
Frontier Communications Corp.	(132,168)	(461,266)
Koninklijke KPN NV	(87,846)	(253,082)
SBA Communications Corp.(a)	(12,484)	(1,314,066)
Swisscom AG, Registered Shares(a)	(721)	(318,066)
TalkTalk Telecom Group PLC	(192,247)	(378,490)
Telecom Italia SpA(a)	(617,014)	(530,581)
Telefonica Deutschland Holdi	(99,896)	(417,883)
Telefonica SA, ADR	(59,184)	(570,534)
Telenor ASA	(14,534)	(230,132)
Telia Co. AB	(185,570)	(752,754)
Total		(6,861,986)
Wireless Telecommunication Services (0.5)%
Millicom International Cellular SA, SDR	(7,243)	(358,690)
Sprint Corp.(a)	(417,037)	(3,849,252)
Tele2 AB, Class B	(128,106)	(1,129,466)
Total		(5,337,408)
Total Telecommunication Services		(12,199,394)
Utilities (0.4)%
Electric Utilities (0.0)%
Terna Rete Elettrica Nazionale SpA	(139,443)	(611,573)
Independent Power and Renewable Electricity Producers (0.2)%
Ormat Technologies, Inc.	(32,251)	(1,731,879)
Multi-Utilities (0.2)%
Canadian Utilities Ltd., Class A	(3,764)	(107,142)
E.ON SE	(196,588)	(1,514,334)
RWE AG(a)	(8,778)	(116,879)
Total		(1,738,355)
Total Utilities		(4,081,807)
Total Common Stocks (Proceeds $313,395,130)		(332,221,932)

Limited Partnerships (0.2)%
Issuer	Shares	Value ($)
Energy (0.2)%
Oil, Gas & Consumable Fuels (0.2)%
Sunoco LP	(60,481)	(1,711,612)
Total Energy		(1,711,612)
Total Limited Partnerships (Proceeds $1,546,496)		(1,711,612)

Preferred Stocks (0.2)%
Issuer	Coupon Rate	Shares	Value ($)
Consumer Discretionary (0.2)%
Automobiles (0.2)%
Porsche Automobil Holding SE	—	(4,958)	(298,240)
Volkswagen AG(a)	—	(10,079)	(1,573,897)
Total			(1,872,137)
Total Consumer Discretionary			(1,872,137)
Health Care (0.0)%
Health Care Equipment & Supplies (0.0)%
Sartorius AG	—	(6,130)	(431,465)
Total Health Care			(431,465)
Total Preferred Stocks (Cost $(2,143,417))			(2,303,602)
Total Investments Sold Short (Proceeds $317,085,043)			(336,237,146)

Total Investments, Net of Investments Sold Short	592,679,709
Other Assets & Liabilities, Net	425,783,094
Net Assets	1,018,462,803

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	15

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts open at January 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	03/15/2017	182,000 AUD	137,511 USD	—	(387)
Citi	03/15/2017	200,000 CAD	152,870 USD	—	(13,922)
Citi	03/15/2017	113,000 CHF	113,054 USD	—	(9,648)
Citi	03/15/2017	4,267,994 DKK	620,932 USD	254	—
Citi	03/15/2017	179,000 DKK	25,806 USD	—	(4,077)
Citi	03/15/2017	411,000 EUR	440,054 USD	—	(10,336)
Citi	03/15/2017	216,000 GBP	275,088 USD	3,131	—
Citi	03/15/2017	104,000 GBP	128,008 USD	—	(2,935)
Citi	03/15/2017	801,000 HKD	103,339 USD	91	—
Citi	03/15/2017	63,000 ILS	16,571 USD	—	(186)
Citi	03/15/2017	82,567,000 JPY	729,466 USD	—	(2,793)
Citi	03/15/2017	77,000 NOK	9,108 USD	—	(5,824)
Citi	03/15/2017	12,000 NZD	8,616 USD	—	(177)
Citi	03/15/2017	473,000 SEK	53,176 USD	—	(1,162)
Citi	03/15/2017	61,000 SGD	42,814 USD	—	(1,022)
Citi	03/15/2017	162,254 USD	222,000 AUD	96,295	—
Citi	03/15/2017	57,542 USD	76,000 CAD	143,803	—
Citi	03/15/2017	179,157 USD	181,000 CHF	128,143	—
Citi	03/15/2017	539,128 USD	3,753,000 DKK	9,079	—
Citi	03/15/2017	914,762 USD	863,000 EUR	186,004	—
Citi	03/15/2017	341,877 USD	277,000 GBP	6,882	—
Citi	03/15/2017	10,616,741 USD	8,414,000 GBP	—	(23,001)
Citi	03/15/2017	16,902 USD	131,000 HKD	—	(1,612)
Citi	03/15/2017	76,418 USD	288,792 ILS	3,524	—
Citi	03/15/2017	512,014 USD	59,496,000 JPY	135,954	—
Citi	03/15/2017	1,990,684 USD	222,876,507 JPY	—	(14,069)
Citi	03/15/2017	26,920 USD	229,000 NOK	8,846	—
Citi	03/15/2017	2,574 USD	3,599 NZD	3,684	—
Citi	03/15/2017	41,715 USD	371,000 SEK	82,336	—
Citi	03/15/2017	123,146 USD	175,472 SGD	8,518	—
Total				816,544	(91,151)
Futures contracts outstanding at January 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Amsterdam IDX	37	EUR	3,793,643	02/2017	—	(49,850)
CAC40 Index	99	EUR	5,073,676	02/2017	—	(112,243)
DAX Index	15	EUR	4,681,655	03/2017	112,839	—
FTSE 100 Index	106	GBP	9,395,028	03/2017	222,628	—
FTSE/MIB Index	13	EUR	1,303,221	03/2017	—	(16,889)
Hang Seng Index	13	HKD	1,954,633	02/2017	35,233	—
IBEX 35 Index	18	EUR	1,815,146	02/2017	—	(4,545)
MSCI Singapore IX ETS	23	SGD	550,378	02/2017	—	(1,114)
OMXS30 Index	94	SEK	1,652,530	02/2017	33,100	—
S&P 500 E-mini	773	USD	87,909,425	03/2017	987,372	—
S&P/TSE 60 Index	36	CAD	5,020,772	03/2017	15,467	—
SPI 200 Index	42	AUD	4,423,559	03/2017	37,615	—
TOPIX Index	95	JPY	12,763,706	03/2017	421,356	—
Total			140,337,372		1,865,610	(184,641)

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Open options contracts written at January 31, 2017
Issuer	Puts/Calls	Notional currency	Number of contracts	Exercise price	Premium received ($)	Expiration date	Value ($)
Diamondback Energy, Inc.	CALL	USD	(204)	92.50	(242,344)	03/2017	(278,460)
Phillips 66	CALL	USD	(149)	85.00	(41,327)	06/2017	(34,270)
Total					(283,671)		(312,730)

Total return swap contracts outstanding at January 31, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Unamortized premium (Paid) received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Macquarie	Floating rate based on 1-month HKD HIBOR-HKAB	Total return on China Resources Beer Holdings Co., Ltd.	09/19/2017	HKD	8,922,160	—	—	(64,630)
Macquarie	Total return on Samsung Electronics Co., Ltd.	Floating rate based on 1-month USD LIBOR-BBA	09/19/2017	USD	3,881,831	—	347,567	—
Macquarie	Floating rate based on 1-month HKD HIBOR-HKAB	Total return on Tsingtao Brewery Co., Ltd.	09/19/2017	HKD	6,382,500	—	—	(63,807)
Macquarie	Floating rate based on 1-month HKD HIBOR-HKAB	Total return on Semiconductor Manufacturing International Corp.	09/15/2020	HKD	16,640,876	—	81,649	—
Macquarie	Floating rate based on 1-month HKD HIBOR-HKAB	Total return on Bank of East Asia Ltd. (The)	09/15/2020	HKD	7,753,820	—	—	(42,780)
Macquarie	Floating rate based on 1-month HKD HIBOR-HKAB	Total return on Hang Seng Bank Ltd.	09/15/2020	HKD	4,948,450	—	—	(36,871)
Total						—	429,216	(208,088)

Total return swap contracts on futures at January 31, 2017
Counterparty	Reference instrument	Expiration date	Trading currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	MSCI Singapore IX ETS Feb 17	02/2017	SGD	47,859	—	(184)
Morgan Stanley	Swiss Market Index Mar 17	03/2017	CHF	5,563,529	5,136	—
Total				5,611,388	5,136	(184)
Total return basket swap contracts outstanding at January 31, 2017
Counterparty	Description	Termination date	Net unrealized appreciation (depreciation) ($)
JPMorgan	The Fund receives the total return on a portfolio of long and short positions and pays the AUD BBSW 1-month, HKD HIBOR 1-month, or JPY LIBOR 1-month based on the local currencies of the positions within the swap.	01/14/2021	334,991
Additional information — Total return basket swaps
The following table represents the individual long and short positions and related values within the total return basket swap as of January 31, 2017:

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	17

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Long Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Common Stocks
Australia
Adelaide Brighton Ltd.	102,386	397,832	(7,925)
AGL Energy Ltd.	82,913	1,421,759	31,543
Amcor Ltd.	13,588	147,484	(6,151)
Ansell Ltd.	11,581	208,742	(4,795)
Aristocrat Leisure Ltd.	37,133	430,624	(1,865)
Bendigo & Adelaide Bank Ltd.	10,452	99,539	(5,121)
Boral Ltd.	55,625	245,823	23,698
Caltex Australia Ltd.	31,397	681,398	(28,594)
Coca-Cola Amatil Ltd.	62,558	462,638	(5,757)
Cochlear Ltd.	841	79,890	(169)
Fortescue Metals Group Ltd.	113,505	574,369	48,146
Harvey Norman Holdings Ltd.	38,490	145,986	2,182
James Hardie Industries PLC	3,705	58,192	273
Leighton Holdings Ltd.	7,535	196,128	(12,559)
LendLease Group	37,243	398,247	6,728
Medibank Pvt Ltd.	56,576	115,943	(3,008)
Newcrest Mining Ltd.	30,557	501,110	(6,623)
Origin Energy Ltd.	82,047	439,956	(4,338)
Qantas Airways Ltd.	30,963	80,034	(2,629)
QBE Insurance Group Ltd.	41,434	393,092	7,653
South32 Ltd.	338,042	707,517	(665)
Star Entertainment Group Ltd. (The)	13,840	50,137	(2,304)
Suncorp Group Ltd.	66,524	657,719	(22,501)
Treasury Wine Estates Ltd.	55,545	490,019	50,189
Woodside Petroleum Ltd.	3,575	85,716	(804)
Australia Total			54,604
China
WH Group Ltd.	705,000	535,477	(21,713)
Hong Kong
BOC Hong Kong Holdings Ltd.	24,500	97,948	4,764
Cheung Kong Property Holding Ltd.	66,000	433,810	2,385
CLP Holdings Ltd.	36,000	351,381	485
Kerry Properties Ltd.	143,000	404,667	1,819
New World Development Co., Ltd.	379,000	437,288	(49)
Sino Land Co., Ltd.	210,000	346,993	2,054
Long Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
SJM Holdings Ltd.	80,000	63,565	1,782
Sun Hung Kai Properties Ltd.	38,000	522,920	4,570
Wharf Holdings Ltd. (The)	39,000	292,433	4,314
Wheelock & Co., Ltd.	86,000	522,701	12,100
Xinyi Glass Holdings Ltd.	786,000	706,978	30,034
Yue Yuen Industrial Holdings Ltd.	130,000	475,841	13,240
Hong Kong Total			77,498
Japan
Advantest Corp.	17,700	330,255	27,491
Aisin Seiki Co., Ltd.	5,900	269,892	7,507
Ajinomoto Co., Inc.	6,400	126,320	(1,503)
Alfresa Holdings Corp.	32,000	526,732	(11,832)
Amada Holdings Co., Ltd.	119,000	1,398,688	37,089
Aozora Bank Ltd.	217,000	790,307	10,182
Asahi Group Holdings Ltd.	19,600	689,717	40,937
Asahi Kasei Corp.	38,000	354,409	8,663
Astellas Pharma, Inc.	65,500	879,126	(26,147)
Bandai Namco Holdings, Inc.	46,800	1,288,908	(9,303)
Bridgestone Corp.	15,400	564,809	6,251
Century Tokyo Leasing Corp.	13,700	465,343	(7,721)
Chiyoda Corp.	25,000	168,270	(14,589)
Chubu Electric Power Co., Inc.	93,800	1,252,279	(70,355)
Citizen Watch Co., Ltd.	115,500	717,241	18,017
Coca-Cola West Co., Ltd.	11,400	330,902	2,022
CyberAgent, Inc.	1,900	47,080	(2,674)
Dai Nippon Printing Co., Ltd.	9,000	91,563	(1,030)
Daicel Corp.	39,600	437,900	(2,549)
Daiichi Sankyo Co., Ltd.	19,000	425,089	9,097
Daikin Industries Ltd.	3,800	377,197	4,298
Dainippon Sumitomo Pharma Co., Ltd.	41,200	698,901	(51,919)
DeNA Co., Ltd.	9,200	205,568	(9,212)
Disco Corp.	2,400	306,441	6,694
Ezaki Glico Co., Ltd.	5,900	270,090	(675)
Fuji Electric Co., Ltd.	84,000	497,652	45,049
Fuji Heavy Industries Ltd.	10,800	432,174	(15,529)
FUJIFILM Holdings Corp.	16,000	619,604	4,629
Fujitsu Ltd.	178,000	1,034,528	(14,622)
Fukuoka Financial Group, Inc.	27,000	119,186	(649)

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Long Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Gunma Bank Ltd. (The)	184,300	1,005,318	(7,347)
Hakuhodo DY Holdings, Inc.	51,200	629,936	(16,341)
Hankyu Hanshin Holdings, Inc.	3,500	118,755	(392)
Haseko Corp.	35,800	394,570	(5,203)
Hikari Tsushin, Inc.	700	63,969	(1,337)
Hirose Electric Co., Ltd.	2,700	351,483	7,796
Hisamitsu Pharmaceutical Co., Inc.	2,000	104,401	(2,296)
Hitachi Chemical Co., Ltd.	58,200	1,652,360	131,943
Hitachi Construction Machine Co., Ltd.	20,900	480,651	8,868
Hitachi High-Technologies Corp.	32,300	1,383,542	61,781
Hitachi Metals Ltd.	19,200	266,172	2,855
Hoya Corp.	12,800	557,913	21,394
Ibiden Co., Ltd.	30,300	430,936	11,354
Idemitsu Kosan Co., Ltd.	28,600	884,354	52,921
Iida Group Holdings Co., Ltd.	3,000	56,146	(2,680)
Ito En Ltd.	11,300	375,518	(631)
ITOCHU Corp.	46,800	644,712	(31)
ITOCHU Techno-Solutions Corp.	28,600	769,310	20,894
Japan Airlines Co., Ltd.	18,700	595,468	(5,761)
JSR Corp.	9,800	167,966	(1,667)
JTEKT Corp.	20,400	335,041	1,485
JX Holdings, Inc.	25,200	118,843	5,610
Kajima Corp.	128,000	892,139	(14,559)
Kamigumi Co., Ltd.	42,000	408,272	(712)
Kaneka Corp.	81,000	697,913	9,821
Kao Corp.	9,500	470,105	18,611
KDDI Corp.	4,300	115,534	(578)
Kewpie Corp.	5,300	132,484	(469)
Kobayashi Pharmaceutical Co., Ltd.	4,200	187,184	(344)
Koito Manufacturing Co., Ltd.	1,000	53,046	(481)
Komatsu Ltd.	5,800	137,336	1,906
Konami Holdings Corp.	17,400	695,814	10,811
Konica Minolta, Inc.	60,400	625,686	2,143
Kuraray Co., Ltd.	46,400	735,440	19,186
Kurita Water Industries Ltd.	14,500	343,965	15,879
Kyocera Corp.	3,000	156,182	4,764
Kyushu Financial Group, Inc.	64,700	445,794	1,271
Lion Corp.	50,000	869,662	34,812
Long Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Makita Corp.	4,100	284,773	1,989
Maruichi Steel Tube Ltd.	18,600	623,709	8,689
Matsumotokiyoshi Holdings Co., Ltd.	20,600	1,024,154	9,286
Mazda Motor Corp.	20,700	304,624	(25,477)
Medipal Holdings Corp.	15,200	246,354	3,894
Miraca Holdings, Inc.	12,000	546,907	(10,192)
Mitsubishi Chemical Holdings Corp.	55,200	385,018	10,125
Mitsubishi Corp.	28,400	641,559	10,307
Mitsubishi Electric Corp.	61,100	929,861	53,672
Mitsubishi Gas Chemical Co., Inc.	62,400	1,196,854	51,935
Mitsubishi Tanabe Pharma Corp.	48,200	966,755	2,797
Mitsubishi UFJ Lease & Finance Co., Ltd.	164,300	875,794	16,775
Mitsui & Co., Ltd.	15,700	230,411	6,942
Mitsui Chemicals, Inc.	189,000	888,789	8,003
Mixi, Inc.	3,700	160,529	12,897
Mizuho Financial Group, Inc.	28,000	51,956	184
MS&AD Insurance Group Holdings, Inc.	52,500	1,756,310	46,466
Nabtesco Corp.	12,500	326,012	16,327
NH Foods Ltd.	12,000	326,589	(2,025)
NHK Spring Co., Ltd.	13,700	138,051	7,563
Nikon Corp.	27,500	443,829	773
Nippon Electric Glass Co., Ltd.	32,000	184,209	10,652
Nippon Express Co., Ltd.	227,000	1,200,848	(30,318)
Nippon Shinyaku Co., Ltd.	5,500	286,013	4,800
Nippon Shokubai Co., Ltd.	8,900	613,379	27,183
Nippon Telegraph & Telephone Corp.	30,300	1,338,421	1,676
Nissan Chemical Industries Ltd.	4,500	160,677	4,692
Nisshin Seifun Group, Inc.	10,300	156,689	1,167
Nitori Co., Ltd.	4,500	504,323	(6,973)
NTN Corp.	28,000	118,258	1,441
NTT Data Corp.	5,300	267,105	1,764
Obayashi Corp.	69,300	660,165	5,642
Oracle Corp. Japan	4,400	246,535	7,505
ORIX Corp.	63,100	952,005	(58,447)
Osaka Gas Co., Ltd.	184,000	689,710	(28,945)
Otsuka Corp.	6,000	308,784	22,245
Pola Orbis Holdings, Inc.	500	47,501	2,275
Resona Holdings, Inc.	241,600	1,308,040	29,644

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	19

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Long Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Rohm Co., Ltd.	9,500	607,490	(517)
Sankyo Co., Ltd.	21,500	717,858	5,994
SCSK Corp.	3,800	142,643	3,839
Secom Co., Ltd.	2,900	209,721	(5,202)
Sega Sammy Holdings, Inc.	33,000	518,164	11,981
Seiko Epson Corp.	36,400	749,876	3,168
Sekisui Chemical Co., Ltd.	50,500	824,036	(30,817)
Shimadzu Corp.	3,000	50,628	2,614
Shimamura Co., Ltd.	9,600	1,258,251	(19,988)
Shimizu Corp.	29,000	266,548	(2,201)
Shin-Etsu Chemical Co., Ltd.	4,400	379,591	14,796
Shionogi & Co., Ltd.	16,200	780,228	(6,512)
Sojitz Corp.	417,800	1,076,846	16,167
Sompo Holdings, Inc.	8,700	315,025	9,361
Sotetsu Holdings, Inc.	9,000	45,499	(757)
Square Enix Holdings Co., Ltd.	43,000	1,232,599	55,066
Start Today Co., Ltd.	28,400	534,928	30,230
Sumitomo Chemical Co., Ltd.	10,000	53,280	4,813
Sumitomo Corp.	18,500	231,912	6,276
Sumitomo Electric Industries Ltd.	8,300	120,772	1,343
Sumitomo Heavy Industries Ltd.	171,000	1,175,691	29,670
Sumitomo Mitsui Financial Group, Inc.	1,900	74,541	(258)
Sumitomo Mitsui Trust Holdings, Inc.	25,700	957,926	2,289
Sumitomo Rubber Industries Ltd.	45,200	705,977	(14,222)
Sundrug Co., Ltd.	1,400	96,545	(5,607)
Suzuken Co., Ltd.	10,400	343,355	1,781
Suzuki Motor Corp.	31,800	1,227,253	37,453
T&D Holdings, Inc.	19,200	284,439	21,207
Taiheiyo Cement Corp.	53,000	185,197	8,774
Taisei Corp.	96,000	681,944	(7,453)
Taisho Pharmaceutical Holdings Co., Ltd.	3,500	295,840	(3,037)
Teijin Ltd.	53,300	1,124,993	2,265
Terumo Corp.	9,500	351,442	(4,845)
THK Co., Ltd.	14,700	362,226	28,701
Tokyo Broadcasting System Holdings, Inc.	13,600	234,209	(1,200)
Tokyo Electron Ltd.	9,700	1,004,772	55,050
Tokyo Gas Co., Ltd.	122,000	541,420	(20,849)
Long Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Toppan Printing Co., Ltd.	68,000	667,484	(4,337)
Tosoh Corp.	204,000	1,541,296	65,463
Toyo Seikan Group Holdings Ltd.	24,300	448,180	(2,855)
Toyo Suisan Kaisha Ltd.	22,700	809,968	6,990
Toyoda Gosei Co., Ltd.	34,700	835,879	6,997
Toyota Boshoku Corp.	28,100	623,018	(19,025)
Toyota Tsusho Corp.	23,900	657,394	33,667
Tsuruha Holdings, Inc.	1,900	178,603	(6,244)
Yamaha Corp.	6,600	201,600	(6,088)
Yamato Holdings Co., Ltd.	9,100	183,396	(5,988)
Yamazaki Baking Co., Ltd	18,000	361,993	11,756
Yokogawa Electric Corp.	37,200	594,458	35,740
Yokohama Rubber Co., Ltd. (The)	22,900	402,746	(7,870)
Japan Total			937,405
Common Stocks Long Position Total			1,047,794

Short Positions

Common Stocks
Australia
Alumina Ltd.	(392,540)	(578,391)	(48,464)
AMP Ltd.	(134,984)	(512,341)	10,351
APA Group	(136,408)	(871,389)	28,213
AusNet Services	(78,899)	(94,637)	(58)
Bank of Queensland Ltd.	(19,699)	(178,976)	2,039
Challenger Ltd.	(23,026)	(192,668)	982
Commonwealth Bank of Australia	(8,509)	(527,219)	9,168
Computershare Ltd.	(5,311)	(51,942)	(2,336)
CSL Ltd.	(8,311)	(708,513)	(78,695)
Domino’s Pizza Enterprises Ltd.	(7,361)	(332,082)	29,837
Healthscope Ltd.	(243,811)	(404,889)	22,906
Iluka Resources Ltd.	(61,440)	(352,601)	6,589
Incitec Pivot Ltd.	(30,138)	(88,082)	(6,254)
Insurance Australia Group Ltd.	(21,003)	(91,918)	4,660
Magellan Financial Group Ltd.	(23,764)	(423,934)	8,310
Platinum Asset Management Ltd.	(113,896)	(431,530)	8,643
Ramsay Health Care Ltd.	(3,187)	(161,534)	7,478
REA Group Ltd.	(12,519)	(499,792)	37,618
SEEK Ltd.	(50,611)	(554,727)	13,687

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Short Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Sydney Airport	(39,297)	(174,387)	2,152
TPG Telecom Ltd.	(34,379)	(168,891)	15,715
Transurban Group	(54,389)	(420,867)	4,874
Vocus Communications Ltd.	(67,264)	(206,278)	13,488
Wesfarmers Ltd.	(10,611)	(324,158)	9,044
Westpac Banking Corp.	(8,778)	(211,317)	6,236
Australia Total			106,183
Bermuda
Haitong International Securities Group Ltd.	(370,000)	(206,774)	(7,371)
Hong Kong
AIA Group Ltd.	(72,400)	(448,254)	(10,931)
Bank of East Asia Ltd. (The)	(13,800)	(58,781)	(2,379)
Cathay Pacific Airways Ltd.	(633,000)	(857,329)	43,675
CK Hutchison Holdings Ltd.	(9,000)	(107,867)	(2,969)
Hang Lung Properties Ltd.	(168,000)	(413,461)	(28,342)
Hang Seng Bank Ltd.	(17,900)	(364,855)	(19,832)
Hong Kong & China Gas Co., Ltd.	(512,000)	(963,995)	(5,499)
MTR Corp., Ltd.	(87,500)	(444,514)	(10,181)
Samsonite International SA	(69,300)	(217,640)	(2,310)
Swire Pacific Ltd., Class A	(13,000)	(132,443)	(2,127)
Swire Properties Ltd.	(59,200)	(166,575)	3,251
Techtronic Industries Co., Ltd.	(13,500)	(46,691)	(480)
Value Partners Group Ltd.	(516,000)	(442,986)	(22,530)
Wynn Macau Ltd.	(202,000)	(367,362)	(37,126)
Hong Kong Total			(97,780)
Japan
Acom Co., Ltd.	(248,600)	(1,069,266)	(7,826)
Aeon Co., Ltd.	(126,300)	(1,825,395)	45,197
AEON Financial Service Co., Ltd.	(29,400)	(526,338)	(2,042)
Air Water, Inc.	(27,000)	(499,924)	267
Alps Electric Co., Ltd.	(73,000)	(1,944,411)	(190,286)
ANA Holdings, Inc.	(53,000)	(157,426)	(6,454)
Asics Corp.	(64,800)	(1,262,289)	33,653
Bank of Kyoto Ltd. (The)	(203,000)	(1,586,943)	(37,256)
Benesse Holdings, Inc.	(2,200)	(64,033)	(1,443)
Brother Industries Ltd.	(2,600)	(47,990)	(724)
Short Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Calbee, Inc.	(61,500)	(2,002,005)	(91,304)
Canon, Inc.	(17,900)	(529,596)	(8,589)
Casio Computer Co., Ltd.	(12,500)	(172,713)	(62)
Chiba Bank Ltd. (The)	(46,000)	(300,901)	(13,848)
Chugai Pharmaceutical Co., Ltd.	(34,400)	(1,010,968)	28,772
Chugoku Bank Ltd. (The)	(5,900)	(86,788)	(1,212)
Chugoku Electric Power Co., Inc. (The)	(110,700)	(1,246,485)	56,504
Concordia Financial Group Ltd.	(104,700)	(552,232)	(27,687)
Daiwa Securities Group, Inc.	(98,000)	(624,876)	(7,586)
Dentsu, Inc.	(1,000)	(46,219)	2,603
Don Quijote Holdings Co., Ltd.	(40,300)	(1,462,702)	20,087
East Japan Railway Co.	(3,600)	(326,006)	2,981
Eisai Co., Ltd.	(12,200)	(672,473)	28,955
Electric Power Development Co., Ltd.	(38,200)	(887,876)	33,427
FamilyMart UNY Holdings Co., Ltd.	(4,000)	(253,437)	5,761
FANUC Corp.	(3,500)	(687,144)	(52,418)
Fast Retailing Co., Ltd.	(1,400)	(440,322)	16,631
Hamamatsu Photonics KK	(33,300)	(961,694)	(37,967)
Hiroshima Bank Ltd. (The)	(50,000)	(233,611)	(155)
Hitachi Capital Corp.	(6,800)	(174,566)	(5,252)
Hitachi Ltd.	(39,000)	(223,293)	(208)
Hokuriku Electric Power Co.	(75,700)	(762,697)	99,431
Honda Motor Co., Ltd.	(12,300)	(366,034)	56
Hoshizaki Electric Co., Ltd.	(2,400)	(195,579)	2,974
IHI Corp.	(232,000)	(624,732)	(11,035)
Isetan Mitsukoshi Holdings Ltd.	(40,300)	(471,400)	(3,848)
Iyo Bank Ltd. (The)	(99,900)	(670,346)	945
Izumi Co., Ltd.	(3,000)	(127,208)	1,281
J Front Retailing Co., Ltd.	(13,300)	(191,942)	1,912
Japan Airport Terminal Co., Ltd.	(3,100)	(110,834)	1,025
Japan Post Bank Co., Ltd.	(5,500)	(66,810)	(559)
Japan Post Holdings Co., Ltd.	(8,200)	(102,966)	(625)
JFE Holdings, Inc.	(54,400)	(952,223)	(65,395)
JGC Corp.	(13,100)	(227,408)	11,440
Kakaku.com, Inc.	(39,300)	(711,441)	(28,039)
Kansai Electric Power Co., Inc. (The)	(79,900)	(853,831)	57,549
Kansai Paint Co., Ltd.	(15,300)	(297,217)	(2,774)
Kawasaki Heavy Industries Ltd.	(72,000)	(225,302)	1,585

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	21

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Short Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Keihan Holdings Co., Ltd.	(110,000)	(732,709)	11,333
Keikyu Corp.	(104,000)	(1,219,601)	21,143
Keio Corp.	(50,000)	(410,980)	12,436
Keisei Electric Railway Co., Ltd.	(12,400)	(293,586)	12,080
Kikkoman Corp.	(24,000)	(755,551)	2,871
Kintetsu Group Holdings Co., Ltd.	(229,000)	(880,335)	18,142
Kirin Holdings Co., Ltd.	(20,600)	(337,546)	1,658
Kobe Steel, Ltd.	(116,600)	(1,134,157)	(34,967)
Kubota Corp.	(5,400)	(85,845)	(4,166)
Kyowa Hakko Kirin Co., Ltd.	(7,300)	(98,853)	3,077
Kyushu Electric Power Co., Inc.	(65,400)	(729,991)	11,931
LIXIK Group Corp.	(21,000)	(490,323)	6,459
M3, Inc.	(11,200)	(300,908)	6,296
Marui Group Co., Ltd.	(61,200)	(875,072)	32,158
Minebea Co., Ltd.	(16,900)	(168,005)	(7,788)
MISUMI Group, Inc.	(2,900)	(54,183)	(5,221)
Mitsubishi Heavy Industries Ltd.	(146,000)	(655,858)	15,984
Mitsubishi Logistics Corp.	(36,000)	(512,095)	4,313
Mitsubishi Motors Corp.	(68,300)	(369,991)	24,088
Mitsui OSK Lines Ltd.	(99,000)	(314,611)	(18,459)
MonotaRO Co., Ltd.	(50,200)	(1,317,549)	(183,031)
Murata Manufacturing Co., Ltd.	(6,700)	(902,385)	(25,447)
Nagoya Railroad Co., Ltd.	(89,000)	(438,121)	8,242
Nankai Electric Railway Co., Ltd.	(156,000)	(771,508)	27,498
NGK Spark Plug Co., Ltd.	(80,000)	(1,801,855)	(84,754)
Nidec Corp.	(7,800)	(732,369)	(5,717)
Nifco, Inc.	(2,000)	(100,700)	4,754
Nintendo Co., Ltd.	(700)	(143,277)	3,272
Nippon Paint Holdings Co., Ltd.	(19,400)	(565,890)	(19,993)
Nippon Steel & Sumitomo Metal Corp.	(3,900)	(94,214)	(5,607)
Nippon Yusen KK	(428,000)	(905,078)	(65,453)
Nissin Foods Holdings Co., Ltd.	(3,500)	(184,706)	150
Nitto Denko Corp.	(800)	(63,301)	(1,512)
NOK Corp.	(29,900)	(607,633)	(370)
Obic Co., Ltd.	(7,900)	(379,187)	(22,949)
Odakyu Electric Railway Co., Ltd.	(68,800)	(1,362,545)	33,548
Olympus Corp.	(10,200)	(352,862)	4,326
Omron Corp.	(7,100)	(291,306)	(6,436)
Short Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Ono Pharmaceutical Co., Ltd.	(11,300)	(231,834)	10,757
Orient Corp.	(244,000)	(446,197)	(21)
Oriental Land Co., Ltd.	(16,700)	(915,149)	36,257
Pigeon Corp.	(38,100)	(1,035,048)	(40,738)
Rakuten, Inc.	(114,900)	(1,146,955)	7,093
Ricoh Co., Ltd.	(122,200)	(1,090,206)	(13,071)
Rinnai Corp.	(4,800)	(407,916)	(7,827)
Ryohin Keikaku Co., Ltd.	(4,000)	(749,830)	10,367
Santen Pharmaceutical Co., Ltd.	(13,800)	(173,409)	(810)
Sawai Pharmaceutical Co., Ltd.	(5,800)	(304,642)	17,651
Seibu Holdings, Inc.	(84,300)	(1,420,462)	52,197
Seven & I Holdings Co., Ltd.	(8,600)	(343,384)	12,052
Seven Bank Ltd.	(555,600)	(1,591,743)	(3,680)
Sharp Corp.	(30,000)	(81,129)	(3,902)
Shikoku Electric Power Co., Inc.	(152,100)	(1,463,594)	74,216
Shimano, Inc.	(10,100)	(1,592,646)	66,854
Shinsei Bank Ltd.	(62,000)	(106,636)	683
Shiseido Co., Ltd.	(7,400)	(206,823)	(9,433)
Shizuoka Bank Ltd. (The)	(54,000)	(469,888)	(2,532)
SMC Corp.	(1,900)	(518,659)	(64,214)
Sohgo Security Services Co., Ltd.	(7,100)	(267,142)	14,576
Sony Corp.	(4,200)	(127,167)	3,469
Sony Financial Holdings, Inc.	(119,600)	(2,003,084)	(87,870)
Sosei Group Corp.	(3,500)	(407,434)	4,221
Stanley Electric Co., Ltd.	(7,100)	(200,024)	(10,951)
Sumco Corp.	(27,600)	(431,502)	(53,229)
Sumitomo Metal Mining Co., Ltd.	(15,000)	(203,223)	(5,296)
Suntory Beverage & Food Ltd.	(3,800)	(161,681)	(2,806)
Suruga Bank Ltd.	(6,700)	(152,639)	(4,074)
Sysmex Corp.	(2,900)	(174,232)	816
Taiyo Nippon Sanso Corp.	(21,100)	(249,193)	3,284
Takashimaya Co., Ltd.	(7,000)	(60,284)	175
Takeda Pharmaceutical Co., Ltd.	(15,900)	(665,981)	5,557
Temp Holdings Co., Ltd.	(5,300)	(91,915)	(1,821)
Tobu Railway Co., Ltd.	(82,000)	(416,168)	5,278
Toho Co., Ltd.	(1,900)	(54,794)	(1,836)
Tohoku Electric Power Co., Inc.	(20,500)	(250,255)	8,508
Toray Industries, Inc.	(77,000)	(666,737)	(12,215)

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Short Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Toshiba Corp.	(74,000)	(158,684)	26,357
TOTO Ltd.	(8,100)	(326,237)	2,710
Toyota Industries Corp.	(25,700)	(1,240,284)	16,713
Toyota Motor Corp.	(1,300)	(75,599)	1,936
Trend Micro, Inc.	(21,900)	(849,870)	(29,507)
Unicharm Corp.	(24,100)	(542,782)	(8,284)
USS Co., Ltd.	(24,800)	(435,272)	(19,205)
West Japan Railway Co.	(4,500)	(293,188)	(2,388)
Yahoo Japan Corp.	(92,400)	(387,787)	(8,033)
Yakult Honsha Co., Ltd.	(41,100)	(2,112,172)	(182,217)
Yamada Denki Co., Ltd.	(23,000)	(126,717)	(1,564)
Yamaguchi Financial Group, Inc.	(12,000)	(130,742)	171
Yamaha Motor Co., Ltd.	(40,900)	(850,698)	23,539
Yaskawa Electric Corp.	(64,600)	(1,164,865)	(85,665)
Japan Total			(635,421)
Short Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Macao
MGM China Holdings Ltd.	(24,800)	(48,172)	238
Papua New Guinea
Oil Search Ltd.	(42,564)	(222,294)	12,702
Common Stocks Short Position Total			(621,449)
Total of Long and Short Positions			426,345
Net Cash and Other Receivable/(Payables)(b)			(91,354)
Swaps, at Value			334,991

(a)	The notional amounts of the positions held in the total return basket swap represent the market values (including any fees or commissions) of the long and short positions when they are established. The total return basket swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). Payments received or made are recorded as realized gains (losses).
(b)	Net cash and other receivables (payables) includes gains (losses) which will be paid upon the swap reset.

Counterparty	Description	Termination Date	Net unrealized appreciation (depreciation) ($)
Morgan Stanley International	The Fund receives the total return on a portfolio of long and short positions and pays the FEDEF 1-day, EONIA 1-day, or SONIA 1-day based on the local currencies of the positions within the swap.	10/29/2018	2,128,074
Additional information — Total return basket swaps
The following table represents the individual long and short positions and related values within the total return basket swap as of January 31, 2017:

Long Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Common Stocks
Bermuda
Hiscox Ltd.	11,000	142,344	3,363
France
Arkema SA	13,833	1,366,173	37,960
AtoS	31,888	3,392,706	(80,806)
BNP Paribas SA	18,088	1,157,123	(15,568)
Capgemini SA	12,811	1,043,052	(35,892)
Long Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Christian Dior SE	530	113,773	(1,521)
Cie de Saint-Gobain	27,300	1,341,404	18,927
Cie Generale des Etablissements Michelin	17,747	1,906,604	(74,047)
CNP Assurances	41,755	784,696	4,219
Eiffage SA	13,962	1,003,726	(1,462)
Elior Group	18,636	416,903	(4,757)
Faurecia	13,701	595,302	12,851
Ipsen SA	7,824	606,258	(163)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	23

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Long Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Lagardere SCA	30,664	769,325	(67,773)
Legrand SA	5,037	292,555	2,284
Orange SA	26,369	409,364	(12,947)
Peugeot SA	123,615	2,300,551	64,072
Plastic Omnium SA	19,414	658,650	(1,128)
Publicis Groupe SA	11,244	772,452	(9,851)
Renault SA	4,884	439,773	(1,466)
Rexel SA	36,928	644,059	(1,519)
Safran SA	680	46,095	(2,767)
Schneider Electric SE	12,301	880,186	(6,603)
SEB SA	6,148	773,149	(4,484)
Societe Generale SA	3,546	173,355	(604)
Sodexo SA	11,848	1,310,179	(5,139)
Teleperformance SA	10,103	1,081,519	18,005
Thales SA	18,574	1,742,514	(26,800)
Ubisoft Entertainment SA	14,169	465,851	1,463
Valeo SA	17,505	1,069,899	28,706
France Total			(166,810)
Germany
TUI AG	21,635	317,075	20,120
Guernsey
Amdocs Ltd.	17,905	1,051,203	(18,442)
Hong Kong
Michael Kors Holdings Ltd.	15,200	650,712	(11,400)
Ireland
Eaton Corp. PLC	13,819	978,109	44,497
Ingersoll-Rand PLC	31,332	2,486,194	86,476
Jazz Pharmaceuticals PLC	2,354	287,000	14,948
Mallinckrodt PLC	9,271	451,776	(6,397)
Medtronic PLC	1,236	93,961	247
Ireland Total			139,771
Jersey
IWG PLC	116,174	365,987	(1,901)
Petrofac Ltd.	5,417	62,725	563
UBM PLC	18,987	168,714	(2,672)
Jersey Total			(4,010)
Long Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Luxembourg
B&M European Value Retail SA	43,522	164,896	3,116
Netherlands
LyondellBasell Industries NV, Class A	9,834	917,217	32,452
Panama
Copa Holdings SA, Class A	524	51,085	849
Puerto Rico
Popular, Inc.	31,017	1,378,085	42,493
Singapore
Flex Ltd.	84,165	1,318,866	91,740
Spain
ACS Actividades de Construccion y Servicios SA	17,778	547,925	(20,853)
Aena SA	2,077	302,052	764
Bankinter SA	9,792	78,817	(67)
Ebro Foods SA	17,595	363,132	(11,334)
Endesa SA	104,879	2,162,870	(43,398)
Gamesa Corp. Tecnologica SA	30,272	636,574	3,651
Gas Natural SDG SA	2,665	51,408	653
Mapfre SA	116,128	352,106	1,273
Melia Hotels International SA	24,592	316,251	29,155
Prosegur Cia de Seguridad SA, Registered Shares	86,698	546,380	17,336
Repsol SA	130,167	1,929,295	(36,242)
Tecnicas Reunidas SA	30,377	1,206,160	(1,636)
Spain Total			(60,698)
Switzerland
Allied World Assurance Co. Holdings AG	12,810	680,595	1,153
Coca-Cola HBC AG	17,096	390,782	13,470
Johnson Controls International PLC	2,783	122,396	2,421
TE Connectivity Ltd.	4,507	335,095	23,526
Switzerland Total			40,570

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Long Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
United Kingdom
Aberdeen Asset Management PLC	127,766	422,836	(4,414)
Amec Foster Wheeler PLC	31,334	175,190	(5,856)
Anglo American PLC	21,331	367,710	17,535
Ashtead Group PLC	7,492	151,896	4,288
ASOS PLC	4,475	297,280	(122)
Babcock International Group PLC	19,454	219,099	(11,136)
BAE Systems PLC	29,660	217,844	(4,648)
Barratt Developments PLC	260,417	1,570,459	(111,803)
Bellway PLC	31,634	991,495	(26,734)
Berendsen PLC	30,875	324,192	(11,349)
BP PLC	57,974	346,252	(14,596)
Britvic PLC	47,121	371,481	29,109
BT Group PLC	192,605	738,643	(176,957)
Carphone Warehouse Group PLC	166,233	663,098	(51,081)
Centrica PLC	414,324	1,172,959	(3,974)
Close Brothers Group PLC	39,769	727,323	16,279
DCC PLC	5,481	442,115	27,906
Direct Line Insurance Group PLC	127,246	570,038	22,568
DS Smith PLC	30,353	169,670	8,933
Evraz PLC	18,031	50,717	1,644
G4s PLC	28,386	91,450	5,889
Galiform PLC	120,580	574,433	13,781
GKN PLC	206,400	894,906	28,633
GlaxoSmithKline PLC	3,596	69,493	316
Glencore PLC	35,924	148,786	8,389
Greene King PLC	42,787	367,648	(5,305)
Hays PLC	52,354	100,742	(329)
HSBC Holdings PLC	12,433	106,065	3,258
Inchcape PLC	85,874	777,227	12,203
Indivior PLC	249,428	931,467	(9,319)
Intermediate Capital Group PLC	69,381	605,781	(4,140)
International Consolidated Airlines Group SA	46,335	278,959	(3,411)
International Game Technology PLC	49,329	1,302,779	(29,104)
Investec PLC	145,609	1,033,103	8,535
John Wood Group PLC	19,601	207,358	(5,296)
Johnson Matthey PLC	12,719	521,709	24,946
Long Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Jupiter Fund Management PLC	102,370	519,035	(5,814)
Kingfisher PLC	174,894	742,039	(8,916)
Lloyds Banking Group PLC	320,066	262,519	2,781
Man Group PLC	286,545	481,169	39,547
Marks & Spencer Group PLC	43,485	184,316	(2,399)
Mondi PLC	12,464	275,481	6,889
Moneysupermarket.com Group PLC	157,663	654,768	63,813
Paysafe Group PLC	120,143	579,117	5,601
Persimmon PLC	100,793	2,454,951	(38,264)
Reckitt Benckiser Group PLC	11,086	951,241	20,394
Rowan Companies PLC, Class A	4,087	73,239	(5,926)
Royal Mail PLC	363,455	1,887,552	(126,843)
RSA Insurance Group PLC	56,078	406,032	11,443
Sage Group PLC (The)	78,249	605,189	(34,664)
Scottish & Southern Energy PLC	16,430	308,861	(7,101)
Severn Trent PLC	14,292	409,659	20,159
Smiths Group PLC	11,699	221,741	5,608
Spectris PLC	5,975	181,813	3,419
Tate & Lyle PLC	142,526	1,204,681	(3,186)
Taylor Wimpey PLC	581,621	1,227,925	(19,667)
Travis Perkins PLC	2,745	50,345	994
WH Smith PLC	16,023	329,416	20,287
William Hill PLC	350,621	1,143,692	(90,086)
Wm Morrison Supermarkets PLC	385,203	1,148,401	10,249
Wolseley PLC	884	54,746	1,412
WPP PLC	58,739	1,367,098	10,266
United Kingdom Total			(365,366)
United States
Accenture PLC, Class A	2,010	228,879	(4,342)
Activision Blizzard, Inc.	12,719	511,431	16,026
Adobe Systems, Inc.	1,144	129,707	6,155
Advanced Micro Devices, Inc.	12,441	129,013	6,843
Aetna, Inc.	10,692	1,268,178	(25,982)
Aflac, Inc.	31,854	2,229,461	3,504
AGCO Corp.	4,402	276,446	9,464
Agilent Technologies, Inc.	17,538	858,836	11,400
Air Products & Chemicals, Inc.	988	138,083	(5,513)
Akamai Technologies, Inc.	12,721	872,533	(15,265)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	25

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Long Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Alcoa Corp.	10,820	394,389	41,224
Align Technology, Inc.	989	90,681	(3,610)
Allstate Corp. (The)	25,061	1,884,838	34,083
Alphabet, Inc., Class A	645	529,023	(4,689)
AMC Networks, Inc., Class A	10,906	625,459	6,544
Ameren Corp.	31,870	1,677,956	3,187
American Eagle Outfitters, Inc.	28,661	433,068	(5,159)
American Electric Power Co., Inc.	20,875	1,337,253	5,219
American Financial Group, Inc.	11,377	980,356	(1,593)
American International Group, Inc.	10,389	667,597	(18,700)
American Water Works Co., Inc.	11,154	819,150	15,281
Amgen, Inc.	3,273	512,814	6,153
Anadarko Petroleum Corp.	2,599	180,708	(3,093)
Anthem, Inc.	13,966	2,152,719	103,209
AO Smith Corp.	7,571	369,086	6,662
Applied Materials, Inc.	56,942	1,950,264	54,095
Archer-Daniels-Midland Co.	24,825	1,098,755	(10,675)
Arrow Electronics, Inc.	18,875	1,387,690	24,726
Aspen Insurance Holdings Ltd.	8,843	498,745	4,864
Assurant, Inc.	10,370	1,007,238	25,095
Assured Guaranty Ltd.	45,611	1,774,724	(2,281)
Avery Dennison Corp.	28,646	2,091,731	16,328
Avnet, Inc.	21,826	1,013,599	(1,746)
Axis Capital Holdings Ltd.	18,115	1,159,541	(10,507)
BancorpSouth, Inc.	32,357	961,003	(4,854)
Bank of America Corp.	33,335	754,704	19,668
Bank of Hawaii Corp.	547	46,993	(306)
Bank of New York Mellon Corp. (The)	13,448	601,529	(22,862)
Baxter International, Inc.	46,889	2,246,452	65,176
Belden, Inc.	3,549	271,392	1,455
Bemis Co., Inc.	14,240	693,773	(13,101)
Best Buy Co., Inc.	30,463	1,356,213	(10,967)
Big Lots, Inc.	14,176	708,800	(2,835)
Biogen, Inc.	3,172	879,405	(18,302)
Boeing Co. (The)	4,784	781,801	27,508
Booz Allen Hamilton Holdings Corp.	20,696	699,939	(40,978)
Boston Scientific Corp.	26,327	633,428	4,212
Brinker International, Inc.	3,475	154,638	(7,923)
Long Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Broadridge Financial Solutions, Inc.	9,912	659,445	3,271
Brocade Communications Systems, Inc.	89,209	1,112,436	0
Bruker Corp.	53,020	1,258,165	55,671
Brunswick Corp.	18,246	1,092,206	75,356
Buffalo Wild Wings, Inc.	926	139,826	1,667
Bunge Ltd.	4,316	298,710	3,108
Burlington Stores, Inc.	9,354	782,930	(1,590)
BWX Technologies, Inc.	28,365	1,176,864	21,557
CA, Inc.	21,255	664,644	(32,520)
Cable One, Inc.	454	287,101	24,475
Cabot Corp.	30,694	1,699,527	58,626
Cabot Oil & Gas Corp.	4,835	103,856	(1,112)
Cadence Design Systems, Inc.	7,764	202,097	1,786
Campbell Soup Co.	9,164	570,276	1,283
Capital One Financial Corp.	8,377	732,066	8,545
Carlisle Companies, Inc.	14,170	1,546,089	10,202
Carnival Corp.	2,456	136,013	5,624
Carter’s, Inc.	8,805	737,419	(38,126)
CBS Corp., Class B Non Voting	10,772	694,686	24,022
CDK Global, Inc.	10,736	671,537	28,343
CDW Corp.	3,948	203,361	(4,659)
Celanese Corp., Class A	20,009	1,688,760	58,426
Celgene Corp.	2,138	248,329	2,566
CenterPoint Energy, Inc.	52,947	1,387,741	38,122
CenturyLink, Inc.	16,234	419,811	6,331
Charles River Laboratories International, Inc.	5,472	442,138	5,527
Cheesecake Factory, Inc. (The)	1,890	113,891	1,266
Chico’s FAS, Inc.	20,921	282,224	(209)
Choice Hotels International, Inc.	896	49,728	1,792
Cinemark Holdings, Inc.	3,800	161,500	9,500
Cintas Corp.	10,635	1,234,830	25,949
Cirrus Logic, Inc.	10,608	639,875	48,266
Cisco Systems, Inc.	49,760	1,528,627	36,325
Citigroup, Inc.	4,403	245,819	(11,228)
Citizens Financial Group, Inc.	11,675	422,285	23,934
Citrix Systems, Inc.	6,477	590,638	1,878

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Long Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
CLARCOR, Inc.	9,716	804,582	3,498
CME Group, Inc.	1,845	223,393	9,945
CNO Financial Group, Inc.	46,244	874,474	2,312
Coach, Inc.	6,412	239,488	10,387
Cognizant Technology Solutions Corp., Class A	1,766	92,874	(7,046)
Comcast Corp., Class A	8,087	609,922	23,129
Comerica, Inc.	17,800	1,202,034	38,448
Commerce Bancshares, Inc.	13,305	752,132	8,382
Commercial Metals Co.	34,669	708,288	12,134
CommScope Holding Co., Inc.	16,331	617,638	40,501
CommVault Systems, Inc.	10,270	504,257	(51,350)
ConAgra Foods, Inc.	11,943	466,852	5,733
ConocoPhillips	16,721	815,316	(23,242)
CONSOL Energy, Inc.	8,340	141,280	(10,592)
Consolidated Edison, Inc.	22,550	1,676,593	(5,638)
Convergys Corp.	26,334	653,610	(23,174)
CoreLogic, Inc.	10,063	354,922	(5,736)
Corning, Inc.	29,777	788,793	68,487
CR Bard, Inc.	1,074	254,892	2,169
Crane Co.	22,545	1,624,142	2,255
Crown Holdings, Inc.	14,828	803,233	(4,893)
CSX Corp.	26,726	1,239,819	221,826
Cullen/Frost Bankers, Inc.	557	49,796	2,072
Cummins, Inc.	14,926	2,194,271	120,751
Curtiss-Wright Corp.	18,554	1,819,405	45,457
D.R. Horton, Inc.	36,093	1,079,542	48,365
Dana, Inc.	9,808	197,533	9,220
Danaher Corp.	3,495	293,300	10,520
Darden Restaurants, Inc.	10,919	800,144	4,368
Dean Foods Co.	27,396	544,085	(21,917)
Delta Air Lines, Inc.	24,424	1,153,790	(75,470)
Deluxe Corp.	5,343	389,238	801
DeVry Education Group, Inc.	10,125	339,188	10,125
Diamond Offshore Drilling, Inc.	16,567	271,367	(38,104)
Dick’s Sporting Goods, Inc.	13,337	688,189	(17,338)
Dillard’s, Inc., Class A	2,129	120,161	(1,150)
Discover Financial Services	14,045	973,038	(8,708)
Long Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Dolby Laboratories, Inc., Class A	23,867	1,143,468	(24,583)
Domino’s Pizza, Inc.	644	112,404	6,189
Domtar Corp.	1,333	58,239	5,812
Donaldson Co., Inc.	1,181	49,897	673
Dover Corp.	5,908	459,347	(2,540)
Dow Chemical Co. (The)	4,364	260,225	10,037
Dr. Pepper Snapple Group, Inc.	2,613	238,306	2,456
Dril-Quip, Inc.	8,571	533,116	(7,285)
DST Systems, Inc.	13,688	1,576,173	57,626
DTE Energy Co.	22,467	2,216,145	(12,582)
Dun & Bradstreet Corp. (The)	5,104	625,852	(1,633)
E*TRADE Financial Corp.	8,729	326,901	14,708
Eagle Materials, Inc.	819	85,651	5,676
East West Bancorp, Inc.	4,043	207,972	9,420
Eastman Chemical Co.	20,818	1,613,395	11,658
eBay, Inc.	56,394	1,795,021	86,847
Edison International	9,398	684,926	3,477
Electronic Arts, Inc.	4,411	368,010	14,115
EMCOR Group, Inc.	6,095	424,761	15,786
Emerson Electric Co.	6,178	362,401	14,518
Energen Corp.	4,158	224,075	(9,023)
EnerSys	2,920	227,614	1,256
Entergy Corp.	19,283	1,381,434	(9,642)
Esterline Technologies Corp.	13,974	1,196,873	18,865
Euronet Worldwide, Inc.	923	66,013	(1,209)
Everest Re Group Ltd.	3,190	701,577	6,571
F5 Networks, Inc.	6,734	902,558	(51,178)
Facebook, Inc., Class A	1,032	134,490	2,528
Fair Isaac Corp.	4,936	608,609	2,715
Fifth Third Bancorp	6,943	181,212	486
First American Financial Corp.	20,138	756,786	13,090
FirstEnergy Corp.	4,043	122,584	(3,356)
Fiserv, Inc.	3,485	374,394	(10,490)
FLIR Systems, Inc.	19,492	688,652	1,559
Foot Locker, Inc.	7,996	548,046	(9,515)
Fortinet, Inc.	2,805	93,294	4,376
Fortune Brands Home & Security, Inc.	3,039	167,540	3,434
Franklin Resources, Inc.	16,543	657,419	(3,309)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	27

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Long Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
FTI Consulting, Inc.	16,594	699,271	664
Fulton Financial Corp.	40,753	741,705	2,038
GameStop Corp., Class A	11,854	290,304	13,632
General Dynamics Corp.	2,009	363,790	10,266
General Motors Co.	34,260	1,254,259	(23,982)
Genpact Ltd.	23,298	574,995	2,796
Genuine Parts Co.	2,051	198,557	(1,538)
Gilead Sciences, Inc.	17,915	1,297,942	9,674
Goldman Sachs Group, Inc. (The)	1,871	429,058	(12,012)
Goodyear Tire & Rubber Co. (The)	10,888	352,662	17,203
Graham Holdings Co., Class B	360	187,038	(1,188)
Graphic Packaging Holding Co.	88,775	1,110,575	(23,969)
Greif, Inc., Class A	17,324	997,516	77,438
Halliburton Co.	1,828	103,410	2,852
Hartford Financial Services Group, Inc. (The)	12,228	595,626	2,079
Hasbro, Inc.	2,485	205,037	(6,610)
Hawaiian Electric Industries, Inc.	55,246	1,849,636	(6,630)
HD Supply Holdings, Inc.	18,695	790,799	25,238
Herman Miller, Inc.	12,359	385,601	(2,472)
Hershey Co. (The)	2,334	246,167	700
Hewlett Packard Enterprise Co.	97,623	2,214,090	(976)
HNI Corp.	926	46,680	(148)
Honeywell International, Inc.	10,985	1,299,745	11,974
HP, Inc.	83,175	1,251,784	39,092
HSN, Inc.	14,209	500,867	18,472
Hubbell, Inc.	10,353	1,263,894	45,036
Huntington Bancshares, Inc.	28,961	391,842	16,797
Huntington Ingalls Industries, Inc.	14,694	2,850,048	63,919
Huntsman Corp.	91,085	1,857,223	57,384
Hyatt Hotels Corp., Class A	11,872	649,517	4,274
IAC/InterActiveCorp	10,417	716,794	(9,167)
IDACORP, Inc.	7,115	569,342	5,265
Illinois Tool Works, Inc.	6,234	792,965	27,305
Ingredion, Inc.	14,522	1,861,575	22,073
Integrated Device Technology, Inc.	14,008	352,862	10,926
Intel Corp.	5,751	211,752	115
Intercontinental Exchange, Inc.	3,820	222,935	7,258
Long Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
InterDigital, Inc.	18,593	1,736,586	96,684
International Business Machines Corp.	3,257	568,412	21,594
International Paper Co.	22,518	1,274,519	81,290
Interpublic Group of Companies, Inc. (The)	42,371	996,990	424
Intuit, Inc.	3,690	437,560	9,188
Invesco Ltd.	19,452	562,552	(31,707)
ITT, Inc.	10,437	426,560	(3,444)
j2 Global, Inc.	6,184	518,281	(12,986)
Jabil Circuit, Inc.	41,700	999,966	41,283
Jack Henry & Associates, Inc.	6,241	560,317	(2,559)
Jack in the Box, Inc.	3,785	408,477	1,325
Jacobs Engineering Group, Inc.	23,166	1,356,369	35,676
JetBlue Airways Corp.	7,837	153,684	(13,558)
JM Smucker Co. (The)	1,120	152,152	4,021
John Wiley & Sons, Inc., Class A	11,151	614,420	(17,284)
Johnson & Johnson	7,563	856,510	(12,252)
JPMorgan Chase & Co.	11,114	940,578	12,003
Juniper Networks, Inc.	2,399	64,245	(1,511)
Kansas City Southern	2,663	228,778	4,394
Kate Spade & Co.	2,975	55,067	1,607
KB Home	31,044	508,501	(8,382)
KBR, Inc.	11,884	202,147	2,971
Kennametal, Inc.	14,343	512,619	20,941
KeyCorp	78,430	1,409,387	20,392
Keysight Technologies, Inc.	1,715	63,575	2,041
Kinder Morgan, Inc.	10,826	241,853	(2,273)
KLA-Tencor Corp.	7,105	604,707	36,307
L-3 Communications Corp.	12,072	1,915,706	121,806
Lam Research Corp.	5,065	581,766	29,174
Lamb Weston Holdings, Inc.	3,980	148,693	1,871
Lancaster Colony Corp.	4,111	538,747	(34,245)
Las Vegas Sands Corp.	5,585	293,659	(19,045)
Lear Corp.	16,248	2,308,678	4,387
Leggett & Platt, Inc.	1,520	72,534	760
Leidos Holdings, Inc.	19,683	951,083	(21,651)
Lennox International, Inc.	3,074	482,034	17,768
Lincoln Electric Holdings, Inc.	3,637	303,217	10,656

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Long Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Lincoln National Corp.	21,131	1,426,554	42,473
LKQ Corp.	3,832	122,279	1,188
Louisiana-Pacific Corp.	2,476	47,366	(817)
Lowe’s Companies, Inc.	5,609	409,906	3,926
LSC Communications, Inc.	1,960	51,391	(2,097)
lululemon athletica, Inc.	4,020	271,390	(5,105)
Macy’s, Inc.	8,586	253,630	(3,091)
ManpowerGroup, Inc.	9,622	918,516	23,766
Marathon Petroleum Corp.	5,641	271,050	(3,836)
MarketAxess Holdings, Inc.	3,921	734,207	124,453
Marvell Technology Group Ltd.	36,828	547,632	23,938
Masco Corp.	17,376	572,539	15,986
Maxim Integrated Products, Inc.	13,884	617,560	52,065
McKesson Corp.	4,335	603,215	(40,229)
Merck & Co., Inc.	17,234	1,068,336	8,789
Meredith Corp.	7,546	462,570	30,939
MetLife, Inc.	4,732	257,468	4,070
Mettler-Toledo International, Inc.	410	174,918	2,005
Micron Technology, Inc.	21,481	517,907	50,910
Microsoft Corp.	10,895	704,362	23,097
Morningstar, Inc.	4,505	343,056	7,073
MSC Industrial Direct Co., Inc., Class A	16,239	1,658,814	50,828
MSCI, Inc.	2,912	240,968	4,805
Murphy USA, Inc.	5,483	349,267	6,525
Nabors Industries Ltd.	28,825	468,406	(34,302)
Nasdaq, Inc.	17,897	1,262,454	63,534
NCR Corp.	16,530	711,121	23,638
NetApp, Inc.	13,972	535,407	38,563
New York Times Co. (The), Class A	51,584	696,384	0
NewMarket Corp.	126	54,327	635
Newmont Mining Corp.	18,646	676,477	21,256
NiSource, Inc.	14,439	323,000	289
Norfolk Southern Corp.	14,837	1,742,754	127,005
Northern Trust Corp.	4,657	386,345	(24,170)
Northrop Grumman Corp.	8,257	1,891,514	4,954
Nu Skin Enterprises, Inc., Class A	19,940	1,034,487	(1,396)
Nuance Communications, Inc.	18,304	290,301	5,308
Long Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Nucor Corp.	9,830	571,025	(20,152)
NVR, Inc.	777	1,443,666	138,998
Oceaneering International, Inc.	30,323	844,496	(4,245)
Office Depot, Inc.	10,894	48,478	(2,724)
Old Republic International Corp.	41,784	869,107	75,211
Omnicom Group, Inc.	6,862	587,730	5,695
ONE Gas, Inc.	16,849	1,088,782	33,024
Oracle Corp.	1,951	78,255	1,971
Orbital ATK, Inc.	2,223	193,290	(1,534)
Oshkosh Corp.	12,830	893,353	18,860
Owens Corning	23,810	1,315,503	51,191
PACCAR, Inc.	1,162	78,214	453
PAREXEL International Corp.	1,642	116,401	(903)
Parker-Hannifin Corp.	14,531	2,137,946	51,004
PerkinElmer, Inc.	2,670	142,017	694
Pfizer, Inc.	15,710	498,478	(5,184)
PG&E Corp.	18,902	1,169,845	2,079
Pilgrim’s Pride Corp.	26,514	507,478	11,666
Pinnacle West Capital Corp.	22,647	1,758,087	(8,379)
Plantronics, Inc.	2,897	163,912	4,490
PNC Financial Services Group, Inc. (The)	25,400	3,059,684	165,862
PolyOne Corp.	17,748	605,384	30,704
PPG Industries, Inc.	5,334	533,453	21,549
Procter & Gamble Co. (The)	9,592	840,259	22,925
Progressive Corp. (The)	6,430	240,739	9,388
Prudential Financial, Inc.	5,760	605,434	6,854
Public Service Enterprise Group, Inc.	39,572	1,751,061	(6,332)
PVH Corp.	7,654	718,022	(7,807)
QEP Resources, Inc.	7,823	136,433	(6,962)
QUALCOMM, Inc.	15,572	832,012	(167,555)
Quanta Services, Inc.	15,460	554,859	27,055
Quest Diagnostics, Inc.	1,379	126,758	(469)
Ralph Lauren Corp.	936	82,770	(1,076)
Raymond James Financial, Inc.	6,647	498,060	18,612
Raytheon Co.	12,966	1,869,179	(12,188)
Regal Beloit Corp.	9,493	689,192	12,341
Regions Financial Corp.	63,905	920,871	40,260

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	29

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Long Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Reinsurance Group of America, Inc.	16,992	2,131,986	37,212
Reliance Steel & Aluminum Co.	15,071	1,200,405	(8,892)
Republic Services, Inc.	6,798	390,069	3,195
Rice Energy, Inc.	15,116	299,750	(12,093)
Rockwell Automation, Inc.	4,850	717,752	40,497
Ross Stores, Inc.	2,841	187,819	(2,869)
RPM International, Inc.	15,267	797,853	9,313
RR Donnelley & Sons Co.	20,347	348,951	(8,139)
SCANA Corp.	23,597	1,621,114	(90,612)
Science Applications International Corp.	8,689	707,458	(23,721)
Scripps Networks Interactive, Inc., Class A	4,907	373,717	5,594
Seagate Technology PLC	3,106	140,236	25,252
Sealed Air Corp.	3,475	168,538	869
Sensient Technologies Corp.	1,726	132,471	(984)
Sherwin-Williams Co. (The)	1,075	326,596	20,909
Silicon Laboratories, Inc.	8,406	548,071	(8,406)
Skechers U.S.A., Inc., Class A	12,952	325,354	(1,943)
Sonoco Products Co.	17,423	957,394	16,378
Southwest Airlines Co.	3,872	202,544	8,015
Southwest Gas Corp.	1,426	114,893	3,665
Southwestern Energy Co.	43,319	390,304	(29,024)
Spirit AeroSystems Holdings, Inc., Class A	36,579	2,196,569	166,800
Stanley Black & Decker, Inc.	10,646	1,320,104	60,682
Staples, Inc.	7,528	69,258	(979)
State Street Corp.	7,809	595,046	(31,236)
Steel Dynamics, Inc.	32,984	1,115,189	(59,371)
SunTrust Banks, Inc.	28,894	1,641,757	84,948
Synaptics, Inc.	14,595	822,866	34,736
Synchrony Financial	30,995	1,110,241	9,608
SYNNEX Corp.	6,646	798,716	(15,751)
Synopsys, Inc.	20,167	1,268,303	43,359
Synovus Financial Corp.	8,931	372,244	12,235
TCF Financial Corp.	22,492	390,236	(32,388)
Tech Data Corp.	14,034	1,200,749	26,524
TEGNA, Inc.	14,843	340,053	23,155
Teledyne Technologies, Inc.	797	97,927	1,116
Long Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Teleflex, Inc.	832	139,551	474
Teradata Corp.	12,847	377,188	14,903
Teradyne, Inc.	48,391	1,373,337	121,945
Tesoro Corp.	7,098	573,873	142
Texas Instruments, Inc.	14,317	1,081,506	15,033
Texas Roadhouse, Inc.	14,292	666,579	(3,144)
Textron, Inc.	9,685	458,778	(13,365)
Thor Industries, Inc.	9,747	1,008,815	25,147
Time, Inc.	3,325	64,006	333
Timken Co. (The)	26,979	1,197,868	16,187
TJX Companies, Inc. (The)	9,959	746,128	(18,225)
Toll Brothers, Inc.	10,044	314,980	4,620
Torchmark Corp.	14,422	1,060,594	7,788
Toro Co. (The)	22,381	1,318,912	33,348
Travelers Companies, Inc. (The)	9,942	1,170,969	3,181
Trimble Navigation Ltd.	5,371	159,089	(3,813)
Trustmark Corp.	5,273	177,278	2,320
Tupperware Brands Corp.	8,251	498,030	31,271
Tyson Foods, Inc., Class A	27,569	1,731,058	12,957
U.S. Bancorp	14,199	747,577	33,226
UGI Corp.	40,995	1,900,938	(12,299)
UMB Financial Corp.	753	58,086	3,637
Union Pacific Corp.	8,711	928,418	27,962
United Continental Holdings, Inc.	15,982	1,126,252	(52,261)
United Technologies Corp.	10,078	1,105,254	(3,023)
United Therapeutics Corp.	6,643	1,086,994	104,229
UnitedHealth Group, Inc.	8,756	1,419,348	12,609
Unum Group	28,655	1,301,797	43,556
Urban Outfitters, Inc.	22,356	593,328	(9,166)
Vail Resorts, Inc.	2,040	349,942	20,339
Valero Energy Corp.	15,580	1,024,541	(6,699)
Validus Holdings Ltd.	8,927	508,839	1,071
Valmont Industries, Inc.	354	50,976	1,682
Vectren Corp.	25,156	1,380,813	5,031
Versum Materials, Inc.	7,428	207,613	6,611
Vishay Intertechnology, Inc.	16,529	274,381	0
Visteon Corp.	10,428	934,036	19,813
VMware, Inc., Class A	1,116	97,695	6,752

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Long Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Waddell & Reed Financial, Inc., Class A	6,858	123,787	(2,743)
Wal-Mart Stores, Inc.	33,571	2,240,529	(56,399)
Waste Management, Inc.	18,588	1,291,866	372
Waters Corp.	2,976	421,550	357
Watsco, Inc.	4,321	659,990	13,352
WellCare Health Plans, Inc.	18,398	2,677,645	6,991
Wells Fargo & Co.	17,377	978,846	44,311
WESCO International, Inc.	11,135	787,245	20,600
West Pharmaceutical Services, Inc.	12,852	1,087,665	4,755
Westlake Chemical Corp.	17,167	1,062,809	36,737
Whirlpool Corp.	4,284	749,229	(45,196)
White Mountains Insurance Group Ltd.	61	55,495	3,792
Woodward, Inc.	11,699	814,718	20,122
World Fuel Services Corp.	15,546	691,486	1,555
Worthington Industries, Inc.	20,192	964,976	33,721
Wyndham Worldwide Corp.	9,325	737,235	29,187
Xcel Energy, Inc.	13,510	558,233	1,621
Xerox Corp.	103,748	718,974	0
Xilinx, Inc.	5,705	332,031	2,681
Xylem, Inc.	2,853	140,681	3,167
Yum! Brands, Inc.	2,023	132,567	2,751
Zions Bancorporation	5,756	242,846	2,418
Zynga, Inc., Class A	160,712	404,994	(17,678)
United States Total			4,174,927
Virgin Islands
Playtech Ltd.	7,609	79,505	1,813
Common Stocks Long Position Total			3,924,488

Short Positions

Common Stocks
Bermuda
IHS Markit Ltd.	(39,762)	(1,568,611)	(44,534)
XL Group Ltd.	(35,111)	(1,319,120)	(16,853)
Bermuda Total			(61,387)
Short Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Canada
Lions Gate Entertainment Corp.	(9,475)	(272,596)	(5,495)
Lions Gate Entertainment Corp.	(10,579)	(283,411)	(6,242)
Waste Connections, Inc.	(3,671)	(294,781)	(1,028)
Canada Total			(12,765)
France
Accor SA	(50,032)	(2,027,597)	31,585
Aeroports de Paris	(8,519)	(945,332)	(2,322)
Air France-KLM	(9,098)	(48,070)	493
Air Liquide SA	(12,980)	(1,401,370)	22,944
Bollore SA	(257,132)	(1,028,394)	(40,440)
Bureau Veritas A	(8,422)	(164,933)	199
Carrefour SA	(23,245)	(568,649)	(3,139)
Casino Guichard Perrachon SA	(26,655)	(1,437,298)	39,130
Edenred	(98,681)	(2,151,500)	(38,641)
Electricite de France SA	(141,322)	(1,393,155)	(31,524)
ENGIE	(62,567)	(749,085)	40,622
Essilor International	(8,224)	(964,809)	46,355
Eutelsat Communications SA	(45,012)	(767,755)	90,226
Groupe Eurotunnel SE	(151,560)	(1,409,847)	58,052
Hermes International	(485)	(210,775)	(1,063)
Iliad SA	(896)	(191,610)	(13,389)
Ingenico Group SA	(9,774)	(824,205)	7,020
JCDecaux SA	(18,422)	(589,735)	(17,806)
L’Oreal SA	(5,200)	(945,449)	(1,309)
Natixis	(105,156)	(623,110)	(5,300)
Numericable Group	(38,024)	(1,104,819)	(32,200)
Orpea	(6,799)	(553,973)	2,845
Pernod-Ricard SA	(10,046)	(1,175,120)	(43,182)
Remy Cointreau SA	(3,143)	(285,748)	(12,632)
Suez	(9,635)	(145,947)	(2,417)
Vivendi	(12,834)	(235,325)	7,176
Zodiac Aerospace	(45,000)	(1,367,736)	(238,760)
France Total			(137,477)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	31

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Short Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Ireland
Alkermes PLC	(14,233)	(770,148)	6,405
Allergan PLC	(8,802)	(1,926,670)	(36,176)
Pentair PLC	(4,517)	(264,832)	(587)
Shire PLC	(11,899)	(662,486)	3,637
Weatherford International PLC	(380,890)	(1,984,437)	79,987
Willis Towers Watson PLC	(7,855)	(982,896)	1,571
Ireland Total			54,837
Jersey
Henderson Group PLC	(217,624)	(600,667)	33,708
Luxembourg
Eurofins Scientific SE	(2,235)	(1,003,429)	(26,857)
SES SA FDR	(32,000)	(622,232)	78,336
Luxembourg Total			51,479
Netherlands
Airbus Group SE	(9,545)	(647,008)	20,765
Core Laboratories NV	(3,562)	(416,148)	16,919
Patheon NV	(4,959)	(142,274)	(2,926)
QIAGEN NV	(17,988)	(521,292)	(4,043)
Sensata Technologies Holding NV	(52,712)	(2,211,268)	(23,193)
Netherlands Total			7,522
Singapore
Broadcom Ltd.	(1,677)	(334,562)	(34,194)
Spain
Abertis Infraestructuras SA	(27,985)	(401,017)	9,426
Acerinox SA	(8,885)	(122,184)	(3,857)
Atresmedia Corp. de Medios de Comunicacion SA	(25,250)	(287,356)	5,394
Banco Popular Espanol SA	(1,376,384)	(1,425,224)	15,848
Bankia SA	(206,192)	(217,978)	(4,744)
CaixaBank SA	(68,188)	(249,943)	(12,478)
Cellnex Telecom SA	(78,818)	(1,122,350)	52,623
Distribuidora Internacional de Alimentacion SA	(82,893)	(438,735)	(13,132)
Ferrovial SA	(41,502)	(753,358)	34,608
Grifols SA	(23,399)	(502,332)	(21,876)
Inditex	(6,060)	(200,438)	3,238
Short Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Red Electrica Corp. SA	(11,439)	(204,553)	7,793
Telefonica SA	(18,582)	(179,783)	965
Spain Total			73,808
Switzerland
Transocean Ltd.	(13,398)	(187,170)	21,705
United Kingdom
AA PLC	(193,383)	(594,848)	51,826
Admiral Group PLC	(4,486)	(100,505)	(2,833)
Aggreko PLC	(88,961)	(1,130,457)	(19,709)
Antofagasta PLC	(187,307)	(1,979,026)	(304,563)
ARRIS International PLC	(26,916)	(769,259)	18,572
Associated British Foods PLC	(17,748)	(534,838)	31,590
AstraZeneca PLC	(13,368)	(709,427)	41,503
Atlassian Corp PLC	(5,044)	(139,366)	(5,044)
Aviva PLC	(93,355)	(562,079)	(7,864)
Balfour Beatty PLC	(74,953)	(244,599)	3,721
BBA Aviation PLC	(18,376)	(64,811)	(468)
Berkeley Group Holdings (The)	(13,889)	(490,553)	8,339
BHP Billiton PLC	(19,615)	(357,735)	(8,977)
Booker Group PLC	(106,808)	(274,256)	(29,523)
British American Tobacco PLC	(25,092)	(1,548,876)	(123,967)
BTG PLC	(56,745)	(382,355)	33,110
Capita PLC	(145,883)	(920,397)	15,658
Cobham PLC	(361,907)	(619,290)	3,545
Croda International PLC	(2,185)	(92,266)	(2,484)
Delphi Automotive PLC	(8,408)	(589,064)	13,705
Diageo PLC	(12,060)	(335,001)	(16,274)
Easyjet PLC	(23,030)	(276,085)	26,026
Ensco PLC, Class A	(11,254)	(122,894)	3,939
Halma PLC	(4,430)	(51,613)	(201)
Hargreaves Lansdown PLC	(91,479)	(1,562,785)	(55,370)
Hikma Pharmaceuticals PLC	(80,700)	(1,858,776)	56,370
IMI PLC	(33,386)	(491,251)	(48,321)
Informa PLC	(5,743)	(47,210)	1,211
Inmarsat PLC	(139,239)	(1,066,821)	150,307
Intertek Group PLC	(11,981)	(512,867)	(510)
Just Eat PLC	(148,337)	(1,010,234)	(56,593)

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Short Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Legal & General Group PLC	(147,394)	(437,126)	10,438
Liberty Global PLC, Class A	(63,053)	(2,300,173)	(112,865)
LivaNova PLC	(8,981)	(432,031)	(4,176)
Mediclinic International PLC	(152,106)	(1,504,916)	(2,748)
Meggitt PLC	(39,941)	(210,647)	7,451
Merlin Entertainments PLC, Registered Shares	(231,857)	(1,393,955)	(31,590)
Micro Focus International PLC	(2,004)	(54,208)	(785)
NEX Group PLC	(7,176)	(51,862)	(6,174)
Next PLC	(1,632)	(78,745)	3,409
Nielsen Holdings PLC	(11,438)	(467,929)	16,700
Old Mutual PLC	(113,897)	(299,085)	21
Pearson PLC	(17,881)	(139,401)	39,738
Pennon Group PLC	(130,388)	(1,303,605)	(40,170)
Provident Financial PLC	(22,287)	(767,465)	16,226
Prudential PLC	(38,886)	(753,562)	3,168
Rolls-Royce Holdings PLC	(28,077)	(236,482)	5,292
Rotork PLC	(295,205)	(951,017)	3,209
Royal Bank of Scotland Group PLC	(349,432)	(978,921)	(24,881)
Royal Dutch Shell PLC, Class A	(38,319)	(1,039,275)	25,700
RPC Group PLC	(9,443)	(127,520)	(5,753)
Schroders PLC	(10,057)	(372,997)	5,208
Signet Jewelers Ltd.	(11,370)	(883,108)	39,568
St. James’s Place PLC	(66,064)	(893,750)	(27,114)
Standard Chartered PLC	(25,776)	(252,408)	(14,404)
Tesco PLC	(188,643)	(463,413)	9,061
Thomas Cook Group PLC	(441,115)	(484,779)	(17,420)
United Utilities Group PLC	(153,168)	(1,773,767)	(89,240)
Vodafone Group PLC	(286,419)	(701,592)	35,837
Weir Group PLC (The)	(31,484)	(797,571)	(14,489)
Whitbread PLC	(20,961)	(1,037,612)	13,924
Worldpay Group PLC	(60,866)	(219,579)	(5,402)
United Kingdom Total			(385,540)
United States
Aaron’s, Inc.	(4,953)	(153,246)	5,349
Abbott Laboratories	(20,107)	(839,869)	(17,493)
ABIOMED, Inc.	(2,319)	(246,672)	17,740
Acadia Healthcare Co., Inc.	(69,903)	(2,682,178)	(23,767)
Short Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
ACI Worldwide, Inc.	(42,413)	(822,812)	(26,296)
Acuity Brands, Inc.	(5,758)	(1,193,230)	20,268
Acxiom Corp.	(4,429)	(115,597)	5,669
Advance Auto Parts, Inc.	(6,256)	(1,027,485)	54,803
AECOM Technology Corp.	(10,990)	(405,861)	(17,914)
Agios Pharmaceuticals, Inc.	(4,650)	(200,090)	(7,951)
Air Lease Corp.	(27,259)	(991,682)	(47,431)
Akorn, Inc.	(28,313)	(540,778)	60,873
Alexion Pharmaceuticals, Inc.	(763)	(99,709)	3,525
Allegheny Technologies, Inc.	(30,253)	(657,398)	(156,408)
Allegion PLC	(2,603)	(170,939)	521
Alliance Data Systems Corp.	(4,906)	(1,120,432)	7,948
Alliant Energy Corp.	(27,596)	(1,038,989)	2,760
Allscripts Healthcare Solutions, Inc.	(11,828)	(138,506)	1,183
Ally Financial, Inc.	(10,575)	(223,344)	(18,612)
Alnylam Pharmaceuticals, Inc.	(17,500)	(699,825)	(30,975)
AMERCO	(1,519)	(572,162)	(13,838)
American Airlines Group, Inc.	(9,698)	(429,137)	24,245
AmerisourceBergen Corp.	(5,552)	(484,579)	(7,162)
AMETEK, Inc.	(10,929)	(558,472)	(8,962)
Amphenol Corp., Class A	(11,098)	(749,004)	2,331
Amtrust Financial Services	(25,140)	(663,445)	15,084
Apache Corp.	(3,757)	(224,744)	12,323
AptarGroup, Inc.	(10,176)	(742,543)	3,765
AquaBounty Technologies Inc	(151)	(2,084)	482
Aramark	(2,543)	(86,055)	(865)
Arch Capital Group Ltd.	(3,174)	(280,423)	(5,078)
Arconic, Inc.	(18,780)	(427,996)	(38,499)
Arista Networks, Inc.	(5,326)	(500,644)	(30,731)
Armstrong World Industries, Inc.	(18,443)	(736,798)	(6,455)
Arthur J Gallagher & Co.	(5,544)	(298,434)	(6,985)
Artisan Partners Asset Management, Inc., Class A	(6,662)	(192,865)	(6,329)
Ascena Retail Group, Inc.	(44,204)	(212,621)	26,522
Ashland Global Holdings, Inc.	(438)	(52,135)	(3,539)
Associated Banc-Corp.	(2,805)	(70,967)	(3,226)
athenahealth, Inc.	(5,377)	(677,448)	(28,606)
Autodesk, Inc.	(9,815)	(798,352)	(26,697)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	33

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Short Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Autoliv, Inc.	(3,205)	(370,690)	(3,878)
Automatic Data Processing, Inc.	(3,591)	(362,655)	7,469
AutoNation, Inc.	(9,995)	(530,934)	(14,493)
AutoZone, Inc.	(837)	(606,808)	47,968
Avangrid, Inc.	(15,358)	(595,890)	10,443
Avis Budget Group, Inc.	(45,311)	(1,686,475)	(41,686)
Avon Products, Inc.	(28,243)	(165,786)	(2,542)
Axalta Coating Systems Ltd.	(10,526)	(305,254)	(9,894)
Ball Corp.	(38,445)	(2,931,816)	8,842
Bank of the Ozarks, Inc.	(38,305)	(2,101,795)	(105,339)
Bankunited, Inc.	(1,321)	(50,462)	(3,738)
Berry Plastics Group, Inc.	(8,327)	(424,927)	(1,083)
Biomarin Pharmaceutical, Inc.	(15,992)	(1,401,379)	(38,701)
Bio-Rad Laboratories, Inc., Class A	(4,551)	(865,054)	(9,648)
Bio-Techne Corp.	(4,094)	(416,565)	(11,013)
Black Hills Corp.	(13,692)	(856,435)	(11,227)
Blue Buffalo Pet Products, Inc.	(13,866)	(336,251)	17,055
BorgWarner, Inc.	(19,839)	(810,026)	(20,633)
Bristol-Myers Squibb Co.	(5,742)	(282,277)	40,883
Brookdale Senior Living, Inc.	(73,687)	(1,103,094)	84,003
Brown & Brown, Inc.	(18,093)	(762,258)	33,472
Brown-Forman Corp., Class B	(25,981)	(1,184,734)	(29,618)
C.H. Robinson Worldwide, Inc.	(907)	(68,986)	(2,268)
CalAtlantic Group, Inc.	(10,014)	(349,188)	(11,116)
Calpine Corp.	(27,767)	(327,651)	16,938
Care Capital Properties, Inc.	(4,934)	(121,919)	4,687
CarMax, Inc.	(16,096)	(1,073,764)	(3,863)
Caseys General Stores, Inc.	(4,720)	(542,328)	12,036
Catalent, Inc.	(35,699)	(955,305)	(31,415)
Caterpillar, Inc.	(3,582)	(342,654)	(7,486)
Cathay General Bancorp	(3,659)	(133,334)	(695)
CBOE Holdings, Inc.	(6,253)	(497,864)	(30,390)
CEB, Inc.	(14,465)	(1,105,849)	723
Cf Industries Holdings, Inc.	(65,066)	(2,296,179)	(156,158)
Charles Schwab Corp. (The)	(12,842)	(529,604)	(11,686)
Charter Communications, Inc., Class A	(3,340)	(1,081,993)	(59,485)
Cheniere Energy, Inc.	(41,417)	(1,973,520)	(164,425)
Chesapeake Energy Corp.	(65,413)	(421,914)	36,631
Short Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Chipotle Mexican Grill, Inc.	(3,595)	(1,515,077)	(55,974)
Churchill Downs, Inc.	(976)	(139,910)	(683)
Ciena Corp.	(28,845)	(702,087)	(17,884)
Cincinnati Financial Corp.	(6,782)	(478,674)	(5,697)
Clean Harbors, Inc.	(16,580)	(920,190)	(24,207)
Cms Energy Corp.	(15,006)	(639,256)	(6,002)
Coca-Cola Co. (The)	(1,806)	(75,075)	(632)
Cognex Corp.	(10,797)	(729,445)	(31,635)
Compass Minerals International, Inc.	(12,493)	(1,044,415)	(37,479)
comScore, Inc.	(4,807)	(161,275)	(6,826)
Concho Resources, Inc.	(7,948)	(1,108,269)	(31,951)
Copart, Inc.	(9,050)	(513,497)	(1,720)
Costar Group, Inc.	(1,047)	(211,599)	(3,131)
Costco Wholesale Corp.	(5,045)	(827,128)	(706)
Coty, Inc. Class A	(70,514)	(1,353,869)	(7,051)
Cousins Properties, Inc.	(7,693)	(65,391)	(1,231)
Covanta Holding Corp.	(93,370)	(1,503,257)	0
Cree, Inc.	(15,084)	(416,017)	(1,961)
Cypress Semiconductor Corp.	(46,044)	(543,319)	(17,036)
DaVita, Inc.	(11,494)	(732,743)	1,149
Deckers Outdoor Corp.	(2,003)	(115,373)	2,784
Denbury Resources, Inc.	(65,011)	(217,787)	24,704
DENTSPLY SIRONA, Inc.	(13,459)	(763,125)	19,785
Dexcom, Inc.	(32,564)	(2,577,441)	206,456
Diebold, Inc.	(36,039)	(980,261)	(63,068)
Discovery Communications, Inc., Class A	(34,427)	(976,005)	(18,591)
DISH Network Corp., Class A	(17,082)	(1,010,742)	51,075
Dollar Tree, Inc.	(9,463)	(730,449)	21,954
Dominion Resources, Inc.	(54,461)	(4,154,285)	(4,357)
Dunkin’ Brands Group, Inc.	(17,357)	(900,308)	(9,893)
Dycom Industries Inc	(4,284)	(345,547)	(11,910)
Ecolab, Inc.	(7,902)	(949,267)	(11,458)
Endo International PLC	(10,230)	(125,215)	8,491
Energizer Holdings, Inc.	(4,834)	(243,972)	(9,136)
Envision Healthcare Corp.	(24,090)	(1,638,120)	13,009
EQT Corp.	(3,346)	(202,868)	4,952
Essex Property Trust, Inc.	(275)	(61,683)	1,452

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Short Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Eversource Energy	(20,887)	(1,155,469)	8,355
Expedia, Inc.	(1,775)	(215,822)	(5,343)
Expeditors International of Washington, Inc.	(906)	(47,184)	1,123
Extra Space Storage, Inc.	(7,207)	(519,264)	7,135
Factset Research Systems, Inc.	(3,907)	(676,106)	(14,495)
Fastenal Co.	(42,805)	(2,126,552)	(60,997)
FireEye, Inc.	(80,575)	(1,091,791)	(31,424)
First Data Corp., Class A	(133,765)	(2,051,955)	(29,428)
First Horizon National Corp.	(11,314)	(226,280)	(6,675)
First Solar, Inc.	(5,518)	(172,106)	21,962
Fitbit, Inc., Class A	(9,602)	(57,708)	13,059
Fleetcor Technologies, Inc.	(2,045)	(301,617)	4,663
Flowers Foods, Inc.	(37,595)	(756,035)	(16,918)
Flowserve Corp.	(17,510)	(860,792)	6,479
FMC Corp.	(5,684)	(341,949)	(8,014)
FNB Corp.	(98,240)	(1,467,706)	21,613
FNF Group	(12,322)	(435,706)	(18,483)
Fossil Group, Inc.	(16,238)	(415,206)	974
Freeport-McMoRan Copper & Gold, Inc.	(18,775)	(312,604)	(29,852)
Frontier Communications Corp.	(392,729)	(1,370,624)	23,564
Gartner, Inc.	(2,895)	(287,647)	145
GATX Corp.	(6,747)	(390,112)	(7,759)
General Electric Co.	(27,815)	(826,106)	43,670
Genesee & Wyoming, Inc., Class A	(13,422)	(1,011,482)	(39,058)
Gentex Corp.	(9,056)	(189,180)	(1,721)
Global Payments, Inc.	(18,288)	(1,413,297)	13,899
GoDaddy, Inc., Class A	(5,440)	(194,371)	(2,883)
Graco, Inc.	(1,691)	(151,497)	(6,510)
Granite Construction, Inc.	(10,852)	(609,123)	(19,968)
Great Plains Energy, Inc.	(4,168)	(114,828)	(250)
Guess?, Inc.	(10,429)	(133,178)	730
Guidewire Software, Inc.	(16,953)	(887,150)	9,663
H&R Block, Inc.	(10,665)	(228,871)	25,169
Hain Celestial Group, Inc. (The)	(8,254)	(326,528)	3,137
Halyard Health, Inc.	(30,383)	(1,168,834)	2,127
Hancock Holding Co.	(1,874)	(85,923)	(5,856)
Short Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Hanesbrands, Inc.	(33,594)	(796,514)	(28,555)
Harris Corp.	(752)	(77,238)	(1,903)
HCP, Inc.	(17,323)	(525,233)	6,236
HealthSouth Corp.	(2,142)	(83,152)	6,255
HEICO Corp.	(15,907)	(1,224,044)	(4,772)
Henry Schein, Inc.	(4,950)	(791,307)	(5,346)
Hertz Global Holdings, Inc.	(8,307)	(174,198)	4,984
Hess Corp.	(5,472)	(296,473)	28,017
Hexcel Corp.	(4,936)	(253,464)	(4,442)
Hollyfrontier Corp.	(3,160)	(91,545)	3,413
Hologic, Inc.	(3,135)	(127,062)	(1,881)
Hormel Foods Corp.	(5,146)	(186,800)	257
Howard Hughes Corp. (The)	(5,653)	(602,666)	(396)
Idex Corp.	(2,671)	(240,817)	828
Illumina, Inc.	(11,355)	(1,817,936)	4,201
Incyte Corp., Ltd.	(5,406)	(655,261)	(40,923)
International Flavors & Fragrances, Inc.	(9,839)	(1,153,229)	(3,936)
Intrexon Corp.	(10,142)	(214,605)	33,729
Ionis Pharmaceuticals, Inc.	(4,718)	(209,951)	10,002
IPG Photonics Corp.	(9,227)	(1,061,013)	(140,619)
JB Hunt Transport Services, Inc.	(5,000)	(495,400)	(5,500)
JCPenney Co., Inc.	(87,632)	(582,753)	25,413
Juno Therapeutics, Inc.	(6,932)	(147,929)	(15,666)
Kar Auction Services, Inc.	(3,338)	(152,046)	1,235
Kellogg Co.	(2,432)	(176,831)	(1,654)
Kimco Realty Corp.	(1,976)	(49,183)	1,284
Kirby Corp.	(7,307)	(470,936)	18,633
KLX, Inc.	(35,230)	(1,725,918)	(83,847)
Knowles Corp.	(65,306)	(1,176,814)	(43,755)
Kosmos Energy Ltd.	(124,077)	(811,464)	2,482
Kraft Heinz Co. (The)	(9,115)	(813,878)	(12,488)
L Brands, Inc.	(14,253)	(858,173)	13,255
Laredo Petroleum, Inc.	(33,071)	(448,112)	(5,953)
Lennar Corp., Class A	(15,198)	(678,591)	(3,799)
Leucadia National Corp.	(7,975)	(190,204)	(7,975)
Liberty Expedia Holdings, Inc., Class A	(2,660)	(117,067)	(3,458)
Lifepoint Hospitals, Inc.	(20,457)	(1,214,123)	40,914

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	35

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Short Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Live Nation Entertainment, Inc.	(13,980)	(400,108)	(13,421)
LPL Financial Holdings, Inc.	(1,885)	(74,081)	(3,261)
Macquarie Infrastructure Corp.	(6,976)	(523,130)	52,948
Madison Square Garden Co. (The), Class A	(5,043)	(885,904)	(14,373)
Manitowoc Foodservice, Inc.	(40,024)	(767,660)	(11,207)
Marathon Oil Corp.	(4,767)	(79,847)	3,289
Markel Corp.	(1,617)	(1,495,725)	(54,574)
Marriott International, Inc., Class A	(2,397)	(202,786)	(5,321)
MasterCard, Inc., Class A	(3,359)	(357,162)	6,953
Mattel, Inc.	(12,644)	(331,399)	59,427
Maximus, Inc.	(14,867)	(819,766)	34,045
McCormick & Co., Inc.	(5,619)	(536,895)	(16,127)
McDonald’s Corp.	(2,042)	(250,288)	368
MDU Resources Group, Inc.	(28,404)	(833,657)	(18,179)
Mead Johnson Nutrition Co.	(14,730)	(1,037,876)	14,435
Medical Properties Trust, Inc.	(6,847)	(87,299)	(274)
Mednax, Inc.	(32,774)	(2,240,103)	78,985
Mercury General Corp.	(12,646)	(799,860)	(54,504)
Microchip Technology, Inc.	(16,051)	(1,081,035)	(38,522)
Microsemi Corp.	(4,506)	(239,494)	6,399
Middleby Corp.	(12,577)	(1,687,582)	(24,399)
Mondelez International, Inc., Class A	(19,145)	(847,741)	11,870
Monster Beverage Corp.	(11,163)	(475,544)	14,958
Moody’s Corp.	(1,325)	(137,363)	(5,989)
Mosaic Co. (The)	(29,903)	(938,057)	(17,942)
National Fuel Gas Co.	(3,204)	(179,905)	6,472
National Instruments Corp.	(24,080)	(756,594)	(25,284)
National Oilwell Varco, Inc.	(7,073)	(267,430)	(990)
Netflix, Inc.	(5,210)	(733,099)	(40,742)
Netscout Systems, Inc.	(45,466)	(1,514,018)	(43,193)
Neurocrine Biosciences, Inc.	(24,697)	(1,059,748)	(67,670)
New Jersey Resources Corp.	(33,811)	(1,274,675)	(55,788)
Newell Rubbermaid, Inc.	(27,580)	(1,305,361)	10,480
Newfield Exploration Co.	(7,444)	(298,356)	15,111
Nextera Energy, Inc.	(2,634)	(325,878)	(9,219)
Nike, Inc., Class B	(2,373)	(125,532)	1,780
Noble Corp. PLC	(89,691)	(605,414)	41,258
Short Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Noble Energy, Inc.	(5,242)	(208,422)	1,520
Nordstrom, Inc.	(1,656)	(73,228)	265
Norwegian Cruise Line Holdings Ltd.	(21,938)	(1,031,086)	(49,580)
NOW, Inc.	(22,657)	(481,688)	(1,813)
NRG Energy, Inc.	(50,691)	(838,429)	(60,829)
NuVasive, Inc.	(4,545)	(321,650)	(5,090)
Occidental Petroleum Corp.	(7,777)	(527,047)	15,243
OGE Energy Corp.	(29,448)	(987,686)	7,068
Oil States International, Inc.	(4,673)	(184,584)	(3,037)
Old Dominion Freight Line	(5,881)	(519,175)	(10,292)
Olin Corp.	(34,789)	(911,820)	10,437
ON Semiconductor Corp.	(4,704)	(62,657)	(659)
OneMain Holdings, Inc.	(22,665)	(507,243)	4,986
ONEOK, Inc.	(16,046)	(884,295)	19,255
O’Reilly Automotive, Inc.	(1,908)	(500,411)	31,463
Owens & Minor, Inc.	(2,939)	(105,451)	2,439
Owens-Illinois, Inc.	(54,348)	(1,027,177)	21,739
PacWest Bancorp	(24,258)	(1,343,893)	(54,580)
Palo Alto Networks, Inc.	(11,933)	(1,760,833)	(108,710)
Pandora Media, Inc.	(101,265)	(1,316,445)	(25,316)
Panera Bread Co., Class A	(3,533)	(738,609)	8,656
Paramount Group, Inc.	(4,824)	(80,513)	(1,351)
Patterson Cos, Inc.	(20,228)	(841,687)	(11,732)
Patterson-UTI Energy, Inc.	(5,422)	(152,033)	(651)
Paychex, Inc.	(3,043)	(183,462)	1,704
Pbf Energy, Inc.	(31,858)	(738,787)	43,327
Penske Automotive Group, Inc.	(7,286)	(396,067)	(14,936)
People’s United Financial, Inc.	(61,026)	(1,144,238)	21,664
Perrigo Co. PLC	(12,116)	(922,633)	4,846
Philip Morris International	(9,113)	(876,033)	(34,356)
Pinnacle Foods, Inc.	(6,662)	(354,352)	1,666
Pitney Bowes, Inc.	(3,014)	(47,983)	904
Platform Specialty Products Corp.	(140,570)	(1,706,520)	(177,118)
Pnm Resources, Inc.	(35,894)	(1,234,754)	3,589
Post Holdings, Inc.	(10,047)	(840,733)	1,206
PPL Corp.	(20,022)	(697,566)	(3,003)
Praxair, Inc.	(3,438)	(407,197)	(5,226)
Premier, Inc.	(32,359)	(1,030,958)	25,240

The accompanying Notes to Financial Statements are an integral part of this statement.
36	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Short Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Prestige Brands Holdings, Inc.	(19,537)	(1,030,772)	(16,606)
Primerica, Inc.	(8,036)	(606,316)	(26,921)
Principal Financial Group, Inc.	(6,813)	(388,954)	8,039
ProAssurance Corp.	(2,757)	(149,981)	1,930
Prosperity Bancshares, Inc.	(10,032)	(728,624)	(21,168)
PTC, Inc.	(5,484)	(288,294)	(28,572)
Realogy Holdings Corp.	(9,380)	(243,036)	2,157
Regeneron Pharmaceuticals, Inc.	(254)	(91,260)	1,003
RenaissanceRe Holdings Ltd.	(4,906)	(668,786)	4,170
ResMed, Inc.	(11,983)	(809,332)	(40,263)
RH	(24,199)	(653,857)	72,113
Robert Half International, Inc.	(7,073)	(332,855)	14,570
Rockwell Collins, Inc.	(12,399)	(1,125,333)	(13,019)
Rollins, Inc.	(30,092)	(1,061,044)	(61,087)
Roper Technologies, Inc.	(12,142)	(2,329,443)	(70,788)
Royal Caribbean Cruises Ltd.	(2,703)	(253,082)	(23,354)
Royal Gold, Inc.	(3,952)	(285,216)	(14,978)
RPC, Inc.	(15,050)	(323,876)	6,321
Sabre Corp.	(37,103)	(909,024)	15,583
Salesforce.com, Inc.	(9,984)	(789,734)	(40,735)
Sally Beauty Holdings, Inc.	(22,870)	(544,306)	50,085
Santander Consumer USA Holdings, Inc.	(25,108)	(331,928)	2,511
SBA Communications Corp.	(10,164)	(1,069,863)	11,485
Scotts Miracle-Gro Co. (The), Class A	(9,288)	(854,217)	10,124
Seattle Genetics, Inc.	(8,890)	(535,534)	(22,403)
SEI Investments Co.	(6,068)	(294,359)	12,015
Sempra Energy	(26,959)	(2,760,332)	27,229
Service Corp. International	(16,073)	(468,206)	(4,500)
ServiceNow, Inc.	(12,854)	(1,164,829)	(118,385)
Silgan Holdings, Inc.	(10,791)	(631,381)	(32,373)
Six Flags Entertainment Corp.	(7,283)	(433,921)	6,773
SM Energy Co.	(1,540)	(46,985)	3,126
Snyders-Lance, Inc.	(60,191)	(2,310,131)	4,213
Sotheby’s	(5,070)	(201,330)	(1,825)
Southern Co. (The)	(12,976)	(641,404)	3,374
Spirit Airlines, Inc.	(12,088)	(653,236)	14,264
Splunk, Inc.	(24,435)	(1,413,809)	(111,424)
Short Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Sprouts Farmers Market, Inc.	(58,976)	(1,101,082)	91,413
Square, Inc., Class A	(22,637)	(330,953)	1,585
SS&C Technologies Holdings, Inc.	(48,063)	(1,544,264)	(46,140)
Starbucks Corp.	(4,192)	(231,482)	11,654
Stericycle, Inc.	(21,622)	(1,667,921)	75,461
Stifel Financial Corp.	(14,357)	(722,588)	(25,699)
SunPower Corp.	(6,457)	(42,874)	4,132
Superior Energy Services, Inc.	(32,152)	(568,126)	25,722
SVB Financial Group	(6,929)	(1,193,382)	(32,289)
Tableau Software, Inc., Class A	(7,456)	(356,695)	(26,767)
Targa Resources Corp.	(6,676)	(384,671)	13,753
Taubman Centers, Inc.	(2,080)	(147,347)	2,766
Telephone And Data Systems	(3,893)	(119,320)	(1,908)
Tempur Sealy International, Inc.	(9,626)	(413,918)	209,462
Tenet Healthcare Corp.	(23,567)	(414,544)	32,994
Tesla Motors, Inc.	(1,786)	(449,947)	(29,201)
Tiffany & Co.	(13,109)	(1,031,940)	15,469
T-Mobile USA, Inc.	(4,770)	(297,028)	(24,899)
Total System Services, Inc.	(5,185)	(262,776)	15,140
Tractor Supply Co.	(7,668)	(564,902)	28,295
TransDigm Group, Inc.	(12,238)	(2,648,303)	407,525
TransUnion	(2,300)	(72,519)	805
TreeHouse Foods, Inc.	(23,496)	(1,782,876)	(64,614)
Tri Pointe Homes, Inc.	(40,558)	(497,647)	(12,979)
TripAdvisor, Inc.	(5,570)	(294,653)	(1,671)
Triumph Group, Inc.	(30,413)	(813,548)	(39,537)
Twitter, Inc.	(16,878)	(297,390)	(11,139)
Tyler Technologies, Inc.	(10,899)	(1,591,472)	56,566
Ultimate Software Group, Inc.	(6,928)	(1,341,676)	(3,325)
Umpqua Holdings Corp.	(4,530)	(82,944)	(1,495)
United Natural Foods, Inc.	(4,149)	(189,609)	4,896
USG Corp.	(10,804)	(330,494)	(22,256)
Valley National Bancorp	(66,126)	(800,786)	(54,885)
Vantiv, Inc., Class A	(3,861)	(240,309)	734
Veeva Systems, Inc., Class A	(1,210)	(51,219)	1,041
VEREIT, Inc.	(40,457)	(345,098)	10,923
VeriFone Systems, Inc.	(32,270)	(586,346)	(2,259)
Verisk Analytics, Inc.	(14,164)	(1,170,513)	(15,439)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	37

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Short Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Vertex Pharmaceuticals, Inc.	(1,450)	(124,512)	(6,264)
VF Corp.	(11,767)	(605,765)	7,766
Viasat, Inc.	(17,397)	(1,129,239)	2,436
Visa, Inc., Class A	(16,452)	(1,360,745)	(23,855)
WABCO Holdings, Inc.	(2,464)	(268,650)	(11,876)
Wabtec Corp.	(6,434)	(557,442)	708
Washington Prime Group, Inc.	(10,527)	(101,586)	4,948
Webster Financial Corp.	(25,037)	(1,314,943)	(9,013)
WEC Energy Group, Inc.	(6,173)	(364,516)	1,852
Welltower, Inc.	(2,186)	(144,932)	2,186
Wendy’s Co. (The)	(64,886)	(877,908)	(5,840)
Werner Enterprises, Inc.	(4,338)	(121,898)	(6,507)
Western Digital Corp.	(896)	(71,438)	(7,267)
Western Union Co.	(11,784)	(230,731)	28,635
Wex, Inc.	(5,502)	(629,044)	6,547
Weyerhaeuser Co.	(4,071)	(127,544)	(2,972)
Whiting Petroleum Corp.	(67,418)	(747,666)	72,811
Whole Foods Market, Inc.	(22,881)	(691,464)	17,390
Short Positions
Description	Shares	Notional (a)	Net unrealized appreciation (depreciation)
Williams Companies, Inc. (The)	(19,217)	(554,218)	(7,687)
WisdomTree Investments, Inc.	(139,337)	(1,435,171)	69,669
Workday, Inc., Class A	(20,739)	(1,723,204)	(43,552)
WPX Energy, Inc.	(30,523)	(425,185)	5,494
WR Berkley Corp.	(16,450)	(1,105,605)	(1,645)
Wynn Resorts Ltd.	(6,429)	(652,093)	(58,440)
Yahoo!, Inc.	(9,362)	(412,583)	(19,473)
Zayo Group Holdings, Inc.	(23,262)	(743,454)	2,094
Zebra Technologies Corp., Class A	(14,766)	(1,235,471)	(10,189)
Zillow Group, Inc., Class C	(23,849)	(843,778)	26,949
Zoetis, Inc.	(21,036)	(1,155,718)	(36,182)
United States Total			(1,356,085)
Common Stocks Short Position Total			(1,744,389)
Total of Long and Short Positions			2,180,099
Net Cash and Other Receivable/(Payables)(b)			(52,025)
Swaps, at Value			2,128,074

(a)	The notional amounts of the positions held in the total return basket swap represent the market values (including any fees or commissions) of the long and short positions when they are established. The total return basket swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). Payments received or made are recorded as realized gains (losses).
(b)	Net cash and other receivables (payables) includes gains (losses) which will be paid upon the swap reset.
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with securities sold short.
(c)	At January 31, 2017, securities valued at $3,361,606 were held to cover open call options written.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $209,615 or 0.02% of net assets.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.662%	20,000	935,297,142	(766,724,792)	168,592,350	(47)	297,256	168,592,350
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	New Israeli Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
885,481,000	55,084,000	(11,648,000)	43,436,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	39

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	54,945,720	11,625,349	—	—	66,571,069
Consumer Staples	34,884,566	21,887,004	—	—	56,771,570
Energy	42,879,579	9,940,414	—	—	52,819,993
Financials	107,338,338	10,526,424	—	—	117,864,762
Health Care	90,637,221	18,699,336	—	—	109,336,557
Industrials	48,040,035	35,201,477	—	—	83,241,512
Information Technology	136,651,487	14,302,503	—	—	150,953,990
Materials	33,617,466	17,225,163	—	—	50,842,629
Real Estate	441,004	7,935,774	—	—	8,376,778
Telecommunication Services	9,261,468	24,923,443	—	—	34,184,911
Utilities	9,232,680	12,499,542	—	—	21,732,222
Total Common Stocks	567,929,564	184,766,429	—	—	752,695,993
Limited Partnerships
Energy	7,476,835	—	—	—	7,476,835
Preferred Stocks
Consumer Discretionary	—	151,677	—	—	151,677
Money Market Funds	—	—	—	168,592,350	168,592,350
Total Investments	575,406,399	184,918,106	—	168,592,350	928,916,855
Investments Sold Short
Common Stocks
Consumer Discretionary	(36,178,246)	(24,487,071)	—	—	(60,665,317)
Consumer Staples	(5,636,085)	(6,248,442)	—	—	(11,884,527)
Energy	(38,695,216)	(11,424,960)	—	—	(50,120,176)
Financials	(34,402,897)	(20,511,660)	—	—	(54,914,557)
Health Care	(15,583,834)	(7,188,814)	—	—	(22,772,648)
Industrials	(20,159,145)	(12,053,343)	—	—	(32,212,488)
Information Technology	(37,516,038)	(12,327,224)	—	—	(49,843,262)
Materials	(11,973,434)	(7,185,904)	—	—	(19,159,338)
Real Estate	(7,144,247)	(7,224,171)	—	—	(14,368,418)
Telecommunication Services	(7,830,250)	(4,369,144)	—	—	(12,199,394)
Utilities	(1,839,021)	(2,242,786)	—	—	(4,081,807)
Total Common Stocks	(216,958,413)	(115,263,519)	—	—	(332,221,932)
Limited Partnerships
Energy	(1,711,612)	—	—	—	(1,711,612)
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund (formerly Active Portfolios® Multi-Manager Directional Alternatives Fund), January 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Preferred Stocks
Consumer Discretionary	—	(1,872,137)	—	—	(1,872,137)
Health Care	—	(431,465)	—	—	(431,465)
Total Preferred Stocks	—	(2,303,602)	—	—	(2,303,602)
Total Investments Sold Short	(218,670,025)	(117,567,121)	—	—	(336,237,146)
Total Investments, Net of Investments Sold Short	356,736,374	67,350,985	—	168,592,350	592,679,709
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	816,544	—	—	816,544
Futures Contracts	1,865,610	—	—	—	1,865,610
Swap Contracts	—	2,897,417	—	—	2,897,417
Liability
Forward Foreign Currency Exchange Contracts	—	(91,151)	—	—	(91,151)
Futures Contracts	(184,641)	—	—	—	(184,641)
Options Contracts Written	(312,730)	—	—	—	(312,730)
Swap Contracts	—	(208,272)	—	—	(208,272)
Total	358,104,613	70,765,523	—	168,592,350	597,462,486
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2017	41

Portfolio of Investments
Columbia Bond Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Agency 2.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2012-20G Class 1
07/01/32	2.380%	276,030	273,919
Series 2012-20I Class 1
09/01/32	2.200%	318,406	311,464
Series 2012-20J Class 1
10/01/32	2.180%	1,133,397	1,106,537
Series 2012-20L Class 1
12/01/32	1.930%	313,749	302,260
Series 2013-20E Class 1
05/01/33	2.070%	177,961	171,976
Series 2014-20D Class 1
04/01/34	3.110%	631,594	644,626
Series 2014-20F Class 1
06/01/34	2.990%	664,211	673,953
Series 2015-20C Class 1
03/01/35	2.720%	98,243	97,773
Series 2015-20E Class 1
05/01/35	2.770%	407,311	409,359
Series 2016-20K Class 1
11/01/36	2.570%	3,645,000	3,614,504
Series 2016-20L Class 1
12/01/36	2.810%	2,360,000	2,357,694
Series 2017-20A Class 1
01/01/37	2.800%	4,015,000	4,013,796
Total Asset-Backed Securities — Agency (Cost $13,965,556)			13,977,861

Asset-Backed Securities — Non-Agency 16.3%

Ally Master Owner Trust
Series 2012-5 Class A
09/15/19	1.540%	955,000	956,167
AmeriCredit Automobile Receivables Trust(a)
Series 2016-2 Class A2B
10/08/19	1.466%	446,392	447,064
Apidos CLO XIX(a),(b)
Series 2014-19A Class A2
10/17/26	3.023%	1,400,000	1,399,072
ARI Fleet Lease Trust(b)
Series 2014-A Class A2
11/15/22	0.810%	220,762	220,629
Ascentium Equipment Receivables LLC(b)
Series 2015-2A Class A2
12/11/17	1.570%	87,577	87,579
Avis Budget Rental Car Funding AESOP LLC(b)
Series 2015-2A Class A
12/20/21	2.630%	1,195,000	1,192,671
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ballyrock CLO LLC(a),(b)
Series 2014-1A Class A1
10/20/26	2.510%	1,300,000	1,301,204
Barclays Dryrock Issuance Trust(a)
Series 2014-1 Class A
12/16/19	1.128%	700,000	700,024
BMW Floorplan Master Owner Trust(a),(b)
Series 2015-1A Class A
07/15/20	1.268%	320,000	320,205
Cabela’s Credit Card Master Note Trust(a),(b)
Series 2012-1A Class A2
02/18/20	1.298%	635,000	635,095
Cabela’s Credit Card Master Note Trust(a)
Series 2014-1 Class A
03/16/20	1.118%	715,000	715,057
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/23	2.250%	990,000	994,631
Capital One Multi-Asset Execution Trust
Series 2015-A2 Class A2
03/15/23	2.080%	3,405,000	3,420,902
Series 2015-A8 Class A8
08/15/23	2.050%	1,075,000	1,072,959
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2014-1A Class AR
04/17/25	2.180%	1,040,000	1,039,994
CarMax Auto Owner Trust
Series 2015-3 Class A3
05/15/20	1.630%	1,295,000	1,296,895
Series 2016-4 Class A2
11/15/19	1.210%	1,015,000	1,013,232
Series 2017-1 Class A3
11/15/21	1.980%	1,895,000	1,894,638
Chase Issuance Trust
Series 2012-A4 Class A4
08/16/21	1.580%	860,000	856,679
Series 2016-A7 Class A7
09/16/19	1.060%	800,000	798,938
Chesapeake Funding II LLC(a),(b)
Series 2016-2A Class A2
06/15/28	1.768%	800,000	802,947
Chesapeake Funding LLC(a),(b)
Series 2013-1A Class A
01/07/25	1.216%	169,256	169,156
Series 2014-1A Class A
03/07/26	1.186%	180,274	179,663
Series 2015-1A Class A
02/07/27	1.266%	560,584	559,999

Columbia Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chrysler Capital Auto Receivables Trust(b)
Series 2016-BA Class A2
01/15/20	1.360%	330,000	329,275
Citibank Credit Card Issuance Trust
Series 2014-A1 Class A1
01/23/23	2.880%	3,455,000	3,552,679
Series 2014-A6 Class A6
07/15/21	2.150%	475,000	479,594
CNH Equipment Trust
Series 2015-B Class A3
07/15/20	1.370%	235,000	234,922
Dell Equipment Finance Trust(b)
Series 2015-2 Class A2A
12/22/17	1.420%	208,898	208,957
Series 2016-1 Class A2
09/24/18	1.430%	365,000	364,891
Dell Equipment Finance Trust(a),(b)
Series 2015-2 Class A2B
12/22/17	1.676%	104,449	104,566
Discover Card Execution Note Trust
Series 2015-A2 Class A
10/17/22	1.900%	2,850,000	2,835,352
Series 2017-A2 Class A2
07/15/24	2.390%	7,470,000	7,464,830
Enterprise Fleet Financing LLC(b)
Series 2014-2 Class A2
03/20/20	1.050%	278,875	278,358
Series 2015-1 Class A2
09/20/20	1.300%	587,894	587,208
Series 2015-2 Class A2
02/22/21	1.590%	539,147	538,975
Series 2016-2 Class A2
02/22/22	1.740%	600,000	598,403
Ford Credit Auto Owner Trust(b)
Series 2014-2 Class A
04/15/26	2.310%	2,095,000	2,113,855
Series 2015-1 Class A
07/15/26	2.120%	3,365,000	3,369,095
Series 2015-2 Class A
01/15/27	2.440%	970,000	980,954
Series 2016-1 Class A
08/15/27	2.310%	4,830,000	4,827,643
Ford Credit Auto Owner Trust
Series 2016-A Class A2A
12/15/18	1.120%	56,172	56,158
Ford Credit Floorplan Master Owner Trust(b)
Series 2013-2 Class A
03/15/22	2.090%	1,570,000	1,569,500
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GM Financial Automobile Leasing Trust(a)
Series 2015-2 Class A2B
04/20/18	1.197%	359,054	358,980
GM Financial Automobile Leasing Trust
Series 2015-3 Class A3
03/20/19	1.690%	625,000	625,741
Series 2016-3 Class A2A
02/20/19	1.350%	595,000	593,573
GMF Floorplan Owner Revolving Trust(a),(b)
Series 2016-1 Class A2
05/17/21	1.618%	730,000	735,475
Golden Credit Card Trust(a),(b)
Series 2015-3A Class A
07/15/19	1.188%	3,125,000	3,127,299
Harley-Davidson Motorcycle Trust
Series 2015-1 Class A3
06/15/20	1.410%	375,000	375,139
Hertz Fleet Lease Funding LP(a),(b)
Series 2013-3 Class A
12/10/27	1.313%	346,776	346,833
Series 2014-1 Class A
04/10/28	1.163%	175,353	175,373
Series 2016-1 Class A1
04/10/30	1.764%	2,180,000	2,193,893
Hertz Vehicle Financing II LP(b)
Series 2015-3A Class A
09/25/21	2.670%	1,000,000	987,343
Honda Auto Receivables Owner Trust
Series 2015-2 Class A3
02/21/19	1.040%	206,040	205,826
Hyundai Floorplan Master Owner Trust(a),(b)
Series 2016-1A Class A1
03/15/21	1.668%	330,000	332,784
John Deere Owner Trust
Series 2016-A Class A2
10/15/18	1.150%	659,530	659,111
Kubota Credit Owner Trust(b)
Series 2016-1A Class A2
04/15/19	1.250%	570,000	568,416
Madison Park Funding XVI Ltd.(a),(b)
Series 2014-12A Class AR
07/20/26	2.275%	2,500,000	2,499,987
Mercedes-Benz Auto Lease Trust
Series 2016-B Class A2
01/15/19	1.150%	460,000	459,307
Navitas Equipment Receivables LLC(b)
Series 2015-1 Class A2
11/15/18	2.120%	934,576	934,334

2	Columbia Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New York City Tax Lien Trust(b)
Series 2015-A Class A
11/10/28	1.340%	353,775	352,217
Series 2016-A Class A
11/10/29	1.470%	446,695	444,072
Nissan Auto Lease Trust
Series 2016-B Class A2A
12/17/18	1.260%	750,000	748,979
Nissan Auto Receivables Owner Trust
Series 2016-A Class A3
10/15/20	1.340%	585,000	582,711
PFS Tax Lien Trust(b)
Series 2014-1 Class NOTE
05/15/29	1.440%	346,317	343,891
SMART ABS Series Trust(a)
Series 2015-3US Class A2B
04/16/18	1.517%	222,296	222,269
SoFi Professional Loan Program LLC(b)
Series 2016-A
12/26/36	2.760%	1,070,858	1,075,623
Synchrony Credit Card Master Note Trust
Series 2016-1 Class A
03/15/22	2.040%	1,295,000	1,297,881
Volvo Financial Equipment LLC(b)
Series 2015-1A Class A3
06/17/19	1.510%	981,221	981,206
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
10/15/28	2.330%	1,500,000	1,502,253
Wells Fargo Dealer Floorplan Master Note Trust(a)
Series 2012-2 Class A
04/22/19	1.527%	735,000	735,628
Wheels SPV 2 LLC(b)
Series 2015-1A Class A2
04/22/24	1.270%	492,879	492,414
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/23	2.150%	790,000	793,410
Series 2015-B Class A
06/17/24	2.550%	1,815,000	1,836,064
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A3
10/15/18	1.540%	1,275,000	1,276,459
Total Asset-Backed Securities — Non-Agency (Cost $80,316,807)			80,435,106

Commercial Mortgage-Backed Securities - Non-Agency 5.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Homes 4 Rent Trust(b)
Series 2014-SFR2 Class A
10/17/36	3.786%	2,626,410	2,714,904
Series 2014-SFR3 Class A
12/17/36	3.678%	2,996,956	3,076,905
Series 2015-SFR2 Class A
10/17/45	3.732%	264,250	271,608
Colony Multifamily Mortgage Trust(b)
Series 2014-1 Class A
04/20/50	2.543%	2,671,138	2,651,059
Commercial Mortgage Trust
Series 2007-C9 Class AM
12/10/49	5.650%	4,835,000	4,882,079
DBUBS Mortgage Trust(b)
Series 2011-LC2A Class A4
07/10/44	4.537%	2,560,000	2,754,352
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
05/15/45	3.507%	1,449,390	1,511,855
LB Commercial Mortgage Trust(a)
Series 2007-C3 Class AM
07/15/44	5.920%	5,048,000	5,096,372
LB-UBS Commercial Mortgage Trust
Series 2007-C2 Class A3
02/15/40	5.430%	183,916	183,944
Merrill Lynch Mortgage Investors Trust(a),(c)
CMO IO Series 1998-C3 Class IO
12/15/30	1.084%	253,762	1,265
Morgan Stanley Re-Remic Trust(a),(b)
Series 2009-GG10 Class A4B
08/12/45	5.797%	1,335,000	1,339,423
Series 2010-GG10 Class A4B
08/15/45	5.797%	715,000	716,403
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $26,504,121)			25,200,169

Common Stocks —%
Issuer	Shares	Value ($)
Consumer Staples —%
Beverages —%
Crimson Wine Group Ltd.(d)	3	28
Total Consumer Staples		28

Columbia Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2017 (Unaudited)
Common Stocks —%
Issuer	Shares	Value ($)
Financials —%
Diversified Financial Services —%
Leucadia National Corp.	39	930
Total Financials		930
Total Common Stocks (Cost $—)		958

Corporate Bonds & Notes 25.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ABS Other 0.2%
Carlyle Global Market Strategies CLO(a),(b)
Series 2014-3A Class A1A
07/27/26	2.497%	835,000	836,353
Aerospace & Defense 0.4%
L-3 Communications Corp.
12/15/26	3.850%	840,000	842,120
Lockheed Martin Corp.
09/01/36	6.150%	365,000	458,019
12/15/42	4.070%	605,000	590,352
Total			1,890,491
Automotive 0.1%
Delphi Automotive PLC
10/01/46	4.400%	350,000	319,578
Banking 8.1%
Bank of New York Mellon Corp. (The)(a)
Junior Subordinated
12/29/49	4.500%	1,724,000	1,581,770
12/31/49	4.625%	655,000	622,447
BankBoston Capital Trust IV(a)
Junior Subordinated
06/08/28	1.551%	1,583,000	1,393,040
Citigroup, Inc.(a)
08/14/17	1.392%	5,525,000	5,526,503
Fifth Third Bancorp(a)
Junior Subordinated
12/31/49	5.100%	1,301,000	1,242,455
First Maryland Capital I(a)
Junior Subordinated
01/15/27	2.023%	1,563,000	1,410,607
First Maryland Capital II(a)
Junior Subordinated
02/01/27	1.884%	3,140,000	2,833,850
HBOS PLC(b)
Subordinated
05/21/18	6.750%	1,395,000	1,469,674
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC
01/14/22	4.875%	515,000	555,113
JPMorgan Chase & Co.(a)
Junior Subordinated
12/29/49	6.000%	646,000	663,765
12/31/49	6.100%	1,640,000	1,691,250
JPMorgan Chase Capital XXI(a)
Junior Subordinated
02/02/37	1.834%	576,000	507,802
JPMorgan Chase Capital XXIII(a)
Junior Subordinated
05/15/47	1.906%	415,000	353,788
KeyCorp Capital I(a)
Junior Subordinated
07/01/28	1.738%	4,262,000	3,811,080
Lloyds Banking Group PLC
Subordinated
12/10/25	4.582%	1,040,000	1,046,620
M&T Bank Corp.(a)
Junior Subordinated
12/31/49	5.125%	762,000	745,007
NB Capital Trust III(a)
Junior Subordinated
01/15/27	1.573%	2,222,000	1,994,245
Northern Trust Corp.(a)
Junior Subordinated
12/31/49	4.600%	685,000	667,875
NTC Capital I(a)
Junior Subordinated
01/15/27	1.543%	2,575,000	2,323,937
NTC Capital II(a)
Junior Subordinated
04/15/27	1.613%	900,000	812,250
Santander Issuances SAU
Subordinated
11/19/25	5.179%	740,000	748,543
State Street Corp.(a)
06/15/37	1.000%	3,400,000	2,995,400
SunTrust Capital I(a)
Junior Subordinated
05/15/27	1.576%	1,560,000	1,357,200
Wachovia Capital Trust II(a)
Junior Subordinated
01/15/27	1.523%	2,215,000	1,987,962
Wells Fargo & Co.(a)
Junior Subordinated
12/31/49	5.900%	1,537,000	1,580,343
Total			39,922,526

4	Columbia Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.6%
Charter Communication Operating LLC/Capital
10/23/45	6.484%	105,000	119,358
NBCUniversal Enterprise, Inc.(b)
Junior Subordinated
12/31/49	5.250%	290,000	303,775
Sky PLC(b)
09/16/24	3.750%	1,175,000	1,173,339
Time Warner Cable LLC
06/15/39	6.750%	780,000	909,938
Time Warner Entertainment Co. LP
07/15/33	8.375%	335,000	439,606
Total			2,946,016
Chemicals 0.7%
Celanese U.S. Holdings LLC
06/15/21	5.875%	1,719,000	1,907,513
11/15/22	4.625%	963,000	1,019,793
LyondellBasell Industries NV
02/26/55	4.625%	795,000	744,452
Total			3,671,758
Construction Machinery 0.3%
John Deere Capital Corp.(a)
01/16/18	1.313%	1,235,000	1,236,168
Diversified Manufacturing 0.5%
General Electric Co.(a)
Junior Subordinated
12/31/49	5.000%	2,396,000	2,497,830
Electric 2.4%
Arizona Public Service Co.
09/15/26	2.550%	570,000	534,972
11/15/45	4.350%	495,000	509,497
Cleco Corporate Holdings LLC(b)
05/01/26	3.743%	610,000	602,159
05/01/46	4.973%	375,000	387,231
Cleveland Electric Illuminating Co. (The)
12/15/36	5.950%	445,000	499,488
Commonwealth Edison Co.
03/15/36	5.900%	325,000	399,730
Consolidated Edison Co. of New York, Inc.
08/15/37	6.300%	465,000	600,290
DTE Energy Co.
10/01/26	2.850%	1,740,000	1,617,868
Duke Energy Corp.
09/01/46	3.750%	504,000	457,116
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Florida Project Finance LLC
09/01/29	2.538%	1,525,000	1,448,823
Duke Energy Ohio, Inc.
06/15/46	3.700%	580,000	538,571
Duke Energy Progress, Inc.
08/15/45	4.200%	68,000	69,331
Florida Power & Light Co.
1st Mortgage
02/01/41	5.250%	295,000	348,031
FPL Energy National Wind LLC(b)
03/10/24	5.608%	143,578	143,937
Jersey Central Power & Light Co.
06/01/37	6.150%	285,000	325,382
Nevada Power Co.
09/15/40	5.375%	314,000	357,596
NextEra Energy Capital Holdings, Inc.(a)
Junior Subordinated
09/01/67	7.300%	280,000	281,680
Oncor Electric Delivery Co. LLC
01/15/33	7.250%	437,000	601,533
09/01/38	7.500%	320,000	463,767
Pacific Gas & Electric Co.
06/15/23	3.250%	843,000	859,261
Southern Co. (The)
07/01/36	4.250%	450,000	446,989
07/01/46	4.400%	115,000	113,797
Toledo Edison Co. (The)
05/15/37	6.150%	305,000	367,217
Total			11,974,266
Finance Companies 0.4%
Aviation Capital Group Corp.(b)
01/20/22	2.875%	990,000	982,726
HSBC Finance Corp.
Subordinated
01/15/21	6.676%	965,000	1,086,391
Total			2,069,117
Food and Beverage 0.7%
Anheuser-Busch InBev Finance, Inc.
02/01/26	3.650%	2,298,000	2,304,584
02/01/36	4.700%	538,000	563,187
02/01/46	4.900%	235,000	251,475
Molson Coors Brewing Co.
05/01/42	5.000%	210,000	220,790
07/15/46	4.200%	192,000	178,183
Total			3,518,219

Columbia Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.1%
Express Scripts Holding Co.
07/15/46	4.800%	395,000	369,352
New York and Presbyterian Hospital (The)
08/01/36	3.563%	245,000	234,400
Total			603,752
Healthcare Insurance 0.1%
Aetna, Inc.
06/15/36	4.250%	454,000	455,079
Independent Energy 1.0%
Anadarko Petroleum Corp.
03/15/29	7.200%	1,060,000	1,278,339
09/15/36	6.450%	91,000	109,587
07/15/44	4.500%	255,000	246,104
Noble Energy, Inc.
04/01/27	8.000%	909,000	1,130,749
11/15/43	5.250%	50,000	52,023
11/15/44	5.050%	361,000	367,391
Woodside Finance Ltd.(b)
03/05/25	3.650%	824,000	808,729
09/15/26	3.700%	945,000	921,031
Total			4,913,953
Integrated Energy 0.2%
Cenovus Energy, Inc.
11/15/39	6.750%	790,000	887,491
Life Insurance 0.6%
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
04/15/65	4.500%	300,000	280,406
MetLife Capital Trust X(a),(b)
Junior Subordinated
04/08/38	9.250%	891,000	1,234,035
Teachers Insurance & Annuity Association of America(b)
12/16/39	6.850%	355,000	463,369
Subordinated
09/15/44	4.900%	110,000	118,895
Voya Financial, Inc.
06/15/26	3.650%	650,000	635,767
06/15/46	4.800%	329,000	319,824
Total			3,052,296
Media and Entertainment 0.8%
21st Century Fox America, Inc.
03/15/33	6.550%	395,000	476,843
03/01/37	6.150%	340,000	399,271
02/15/41	6.150%	305,000	358,758
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Thomson Reuters Corp.
11/23/23	4.300%	223,000	235,198
05/15/26	3.350%	710,000	690,458
Time Warner, Inc.
01/15/26	3.875%	805,000	797,013
02/15/27	3.800%	1,010,000	985,130
Total			3,942,671
Midstream 1.4%
El Paso LLC
01/15/32	7.750%	290,000	362,009
Enterprise Products Operating LLC(a)
Junior Subordinated
08/01/66	4.742%	1,090,000	1,062,859
Kinder Morgan Energy Partners LP
01/15/38	6.950%	385,000	455,820
11/15/40	7.500%	270,000	332,161
Kinder Morgan, Inc.
10/15/30	8.050%	465,000	573,869
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	620,000	595,982
06/01/42	5.150%	670,000	629,669
02/15/45	4.900%	371,000	346,262
Transcanada Trust(a)
Junior Subordinated
08/15/76	5.875%	1,369,000	1,444,295
Williams Partners LP
04/15/40	6.300%	625,000	708,420
01/15/45	4.900%	320,000	308,544
Total			6,819,890
Natural Gas 0.5%
KeySpan Corp.
11/15/30	8.000%	200,000	266,656
NiSource Finance Corp.
02/15/23	3.850%	685,000	705,225
12/15/40	6.250%	440,000	533,314
02/15/44	4.800%	50,000	53,041
Sempra Energy
11/15/25	3.750%	725,000	736,678
Total			2,294,914
Oil Field Services 0.5%
Noble Holding International Ltd.
03/15/17	2.500%	1,406,000	1,402,035
Noble Holding International Ltd.(a)
03/16/18	5.250%	1,270,000	1,279,525
Total			2,681,560

6	Columbia Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.3%
Massachusetts Institute of Technology
07/01/16	3.885%	300,000	257,693
President and Fellows of Harvard College
10/01/37	3.619%	315,000	311,130
07/15/46	3.150%	314,000	282,207
07/15/56	3.300%	685,000	614,195
Total			1,465,225
Pharmaceuticals 0.5%
Actavis, Inc.
10/01/42	4.625%	550,000	531,013
Amgen, Inc.
06/15/48	4.563%	325,000	314,903
Johnson & Johnson
12/05/33	4.375%	632,000	689,663
Shire Acquisitions Investments Ireland DAC
09/23/23	2.875%	785,000	748,130
Total			2,283,709
Property & Casualty 0.8%
Berkshire Hathaway Finance Corp.
05/15/43	4.300%	188,000	193,424
Chubb Corp. (The)(a)
Junior Subordinated
04/15/37	6.375%	1,515,000	1,477,882
Loews Corp.
04/01/26	3.750%	1,897,000	1,926,295
05/15/43	4.125%	349,000	334,049
Total			3,931,650
Railroads 0.4%
BNSF Funding Trust I(a)
Junior Subordinated
12/15/55	6.613%	704,000	804,320
CSX Corp.
11/01/66	4.250%	410,000	365,003
Kansas City Southern
08/15/45	4.950%	800,000	807,153
Total			1,976,476
Retailers 0.2%
CVS Pass-Through Trust(b)
08/11/36	4.163%	864,278	870,573
Technology 2.0%
Cisco Systems, Inc.(a)
09/20/19	1.337%	1,430,000	1,434,067
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(b)
06/01/19	3.480%	1,555,000	1,586,992
06/15/21	4.420%	1,665,000	1,732,834
Hewlett Packard Enterprise Co.(a)
10/15/45	6.350%	889,000	940,749
Microsoft Corp.
08/08/23	2.000%	844,000	803,901
08/08/26	2.400%	601,000	560,784
08/08/46	3.700%	350,000	320,196
Microsoft Corp.(e)
02/06/37	4.100%	735,000	743,871
02/06/57	4.500%	820,000	826,511
Oracle Corp.
07/15/26	2.650%	890,000	836,522
07/15/36	3.850%	170,000	163,864
Total			9,950,291
Transportation Services 0.5%
ERAC U.S.A. Finance LLC(b)
11/01/23	2.700%	855,000	819,729
12/01/26	3.300%	895,000	856,160
11/01/46	4.200%	665,000	611,203
Total			2,287,092
Wireless 0.3%
Sprint Spectrum Co. I/II/III LLC(b)
09/20/21	3.360%	1,684,000	1,681,979
Wirelines 0.9%
AT&T, Inc.(e)
03/01/37	5.250%	735,000	731,538
AT&T, Inc.
03/15/42	5.150%	450,000	442,956
06/15/44	4.800%	385,000	356,167
Deutsche Telekom International Finance BV
06/01/32	9.250%	190,000	296,161
Orange SA(a)
03/01/31	9.000%	435,000	658,137
Verizon Communications, Inc.
09/15/23	5.150%	1,201,000	1,326,267
03/15/34	5.050%	542,000	556,304
Total			4,367,530
Total Corporate Bonds & Notes (Cost $124,326,164)			125,348,453

Foreign Government Obligations(f) 1.0%

Colombia 0.1%
Colombia Government International Bond
01/18/41	6.125%	235,000	260,058

Columbia Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2017 (Unaudited)
Foreign Government Obligations(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
France 0.2%
Electricite de France SA(b)
10/13/55	5.250%	924,000	946,435
Mexico 0.5%
Mexico Government International Bond
03/15/22	3.625%	781,000	788,419
03/08/44	4.750%	376,000	344,980
Petroleos Mexicanos
09/21/23	4.625%	639,000	623,025
06/15/35	6.625%	435,000	425,517
Petroleos Mexicanos(b)
03/13/27	6.500%	402,000	413,437
Total			2,595,378
Panama 0.1%
Panama Government International Bond
01/26/36	6.700%	270,000	334,125
Peru 0.1%
Peruvian Government International Bond
03/14/37	6.550%	285,000	362,235
Philippines 0.0%
Philippine Government International Bond
10/23/34	6.375%	100,000	131,802
Uruguay 0.0%
Uruguay Government International Bond
11/20/45	4.125%	165,000	141,900
Total Foreign Government Obligations (Cost $4,769,244)			4,771,933

Municipal Bonds 2.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.2%
University of Texas System (The)
Revenue Bonds
Series 2017J
08/15/25	5.000%	490,000	591,944
Series 2017J
08/15/26	5.000%	445,000	541,436
Total			1,133,380
Local General Obligation 0.5%
City of Chicago
Unlimited General Obligation Taxable Bonds
Series 2015B
01/01/33	7.375%	200,000	203,020
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New York
Unlimited General Obligation Bonds
Series 2016B-1
12/01/41	5.000%	260,000	297,552
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds Series 2009
07/01/34	5.750%	1,465,000	1,808,718
Total			2,309,290
Sales Tax 0.1%
Central Puget Sound Regional Transit Authority
Revenue Bonds
Green Bonds Series 2016S-1
11/01/46	5.000%	390,000	497,585
Special Non Property Tax 0.2%
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013B
01/01/35	4.532%	825,000	893,228
State General Obligation 1.0%
State of California
Unlimited General Obligation Bonds
Taxable Build America Bonds Series 2009
04/01/39	7.550%	1,190,000	1,752,359
State of Mississippi
Unlimited General Obligation Bonds
Series 2016B
12/01/27	5.000%	150,000	181,416
State of Texas(e)
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund Series 2017
10/01/33	5.000%	960,000	1,133,155
Transportation Commission Mobility Fund Series 2017
10/01/34	5.000%	1,695,000	1,990,591
Total			5,057,521
Water & Sewer 0.4%
City of Chicago Waterworks
Revenue Bonds
2nd Lien Series 2012
11/01/42	5.000%	635,000	673,989

8	Columbia Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Build America Bonds Series 2010
11/01/40	6.742%	865,000	1,097,149
Total			1,771,138
Total Municipal Bonds (Cost $10,294,463)			11,662,142

Preferred Debt 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.1%
State Street Corp.(a)
12/31/49	5.350%	14,425	367,405
Total Preferred Debt (Cost $360,625)			367,405

Residential Mortgage-Backed Securities - Agency 27.8%

Federal Home Loan Mortgage Corp.
06/01/26	8.000%	390	427
03/01/21- 05/01/41	5.000%	919,120	1,000,274
09/01/25- 10/01/29	7.500%	26,373	29,347
11/01/25- 12/01/35	7.000%	240,662	286,495
06/01/43- 06/01/46	4.000%	20,003,130	21,019,575
01/01/46- 08/01/46	3.500%	4,584,260	4,696,647
Series K724 Class A1
03/25/23	2.776%	7,470,000	7,622,367
Federal National Mortgage Association
10/01/29	7.500%	14,209	16,698
01/01/31	2.500%	1,585,290	1,588,210
06/01/32	7.000%	10,215	10,728
07/01/38	6.000%	2,268,330	2,566,898
08/01/40	4.500%	5,270,767	5,677,625
09/01/40	5.000%	2,172,207	2,371,335
11/01/45	4.000%	3,330,114	3,509,012
10/01/20- 12/01/20	10.000%	21,130	21,486
08/01/29- 09/01/45	3.000%	12,278,104	12,435,400
12/01/29- 05/01/30	8.000%	96,977	110,386
05/01/43- 11/01/46	3.500%	23,074,619	23,643,690
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(e)
02/16/32	2.500%	4,100,000	4,100,000
02/13/47	4.500%	2,425,000	2,607,159
02/16/32- 02/13/47	3.000%	21,725,000	21,720,919
02/16/32- 02/13/47	3.500%	11,300,000	11,625,313
Federal National Mortgage Association(g)
01/01/40	5.500%	3,244,353	3,608,019
Government National Mortgage Association
03/20/28	6.000%	44,574	51,938
11/15/17- 12/15/17	8.500%	1,548	1,551
11/15/17- 06/15/30	9.000%	20,256	21,766
11/15/17- 08/15/20	9.500%	9,751	9,784
11/15/22- 02/15/30	7.000%	107,135	117,883
05/15/23- 12/15/31	6.500%	98,040	111,672
06/15/25- 01/15/30	8.000%	124,182	139,091
04/15/26- 03/15/30	7.500%	151,681	158,637
Government National Mortgage Association(a)
07/20/21- 06/20/28	2.125%	115,039	117,980
Government National Mortgage Association(e)
02/21/47	3.500%	1,000,000	1,036,250
02/21/47	4.000%	4,375,000	4,622,571
Vendee Mortgage Trust(a),(c)
CMO IO Series 1998-1 Class 2IO
03/15/28	0.331%	1,970,685	14,676
CMO IO Series 1998-3 Class IO
03/15/29	0.153%	2,577,247	3,054
Total Residential Mortgage-Backed Securities - Agency (Cost $137,315,316)			136,674,863

Residential Mortgage-Backed Securities - Non-Agency 2.3%

American Mortgage Trust(a),(h)
Series 2093-3 Class 3A
07/27/23	8.188%	3,787	2,296
BCAP LLC Trust(a),(b)
CMO Series 2012-RR10 Class 9A1
10/26/35	3.087%	1,232,157	1,238,579
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2005-WF2 Class MF1
08/25/35	5.239%	660,481	35,801
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2015-A Class A4
06/25/58	4.250%	638,720	653,391

Columbia Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2011-16R Class 7A3
12/27/36	3.048%	113,439	113,434
Mill City Mortgage Trust(b)
CMO Series 2016-1 Class A1
04/25/57	2.500%	1,100,281	1,094,071
New Residential Mortgage Loan Trust(b)
CMO Series 2014-1A Class A
01/25/54	3.750%	1,454,283	1,493,613
CMO Series 2016-3A Class A1
09/25/56	3.750%	835,291	849,692
Series 2014-2A Class A3
05/25/54	3.750%	748,996	767,537
RBSSP Resecuritization Trust(a),(b)
CMO Series 2010-1 Class 3A1
08/26/35	3.045%	1,213,536	1,219,970
Towd Point Mortgage Trust(b)
CMO Series 2016-2 Class A1
08/25/55	3.000%	1,645,741	1,657,145
WaMu Mortgage Pass-Through Certificates(a)
CMO Series 2003-AR8 Class A
08/25/33	2.688%	2,302,526	2,329,299
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $11,527,104)			11,454,828

U.S. Government & Agency Obligations 3.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residual Funding Corp.(i)
STRIPS
01/15/30	0.000%	3,342,000	2,187,022
04/15/30	0.000%	19,725,000	12,835,787
Total U.S. Government & Agency Obligations (Cost $16,023,125)			15,022,809

U.S. Treasury Obligations 21.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
03/31/17	0.500%	24,355,000	24,356,908
04/15/17	0.875%	4,500,000	4,503,550
01/15/20	1.375%	5,350,000	5,336,834
11/15/26	2.000%	20,431,500	19,634,202
08/15/46	2.250%	16,833,000	14,158,135
U.S. Treasury(e)
01/31/19	1.125%	8,225,000	8,211,823
01/31/22	1.875%	7,382,000	7,371,619
01/31/24	2.250%	2,020,000	2,020,394
U.S. Treasury(i)
STRIPS
11/15/18	0.000%	7,057,000	6,916,954
11/15/19	0.000%	4,135,000	3,968,657
02/15/40	0.000%	9,861,000	4,885,613
11/15/41	0.000%	5,013,000	2,318,232
Total U.S. Treasury Obligations (Cost $102,180,348)			103,682,921

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.662%(j),(k)	5,005,916	5,005,916
Total Money Market Funds (Cost $5,005,916)		5,005,916
Total Investments (Cost: $532,588,789)		533,605,364
Other Assets & Liabilities, Net		(41,332,342)
Net Assets		492,273,022

At January 31, 2017, securities and/or cash totaling $514,043 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at January 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	54	USD	6,721,313	03/2017	31,059	—
U.S. Treasury 10-Year Note	27	USD	3,360,656	03/2017	19,799	—
U.S. Treasury 2-Year Note	96	USD	20,812,500	03/2017	38,079	—
10	Columbia Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2017 (Unaudited)
Long futures contracts outstanding (continued)
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 2-Year Note	6	USD	1,300,781	03/2017	—	(9)
U.S. Treasury 5-Year Note	153	USD	18,033,680	03/2017	595	—
U.S. Treasury 5-Year Note	92	USD	10,843,781	03/2017	—	(25,025)
U.S. Treasury Ultra 10-Year Note	18	USD	2,414,813	03/2017	4,189	—
Total			63,487,524		93,721	(25,034)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Long Bond	(50)	USD	(7,542,187)	03/2017	49,124	—
U.S. Long Bond	(9)	USD	(1,357,594)	03/2017	989	—
U.S. Long Bond	(10)	USD	(1,508,438)	03/2017	—	(645)
U.S. Ultra Bond	(50)	USD	(8,034,375)	03/2017	44,975	—
U.S. Ultra Bond	(9)	USD	(1,446,188)	03/2017	—	(17,206)
Total			(19,888,782)		95,088	(17,851)
Credit default swap contracts outstanding at January 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount ($)	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	McDonald’s Corp.	12/20/21	1.000	USD	440,000	(13,882)	(526)	—	(10,984)	—	(3,424)
Citi	Goldman Sachs Group, Inc.	12/20/21	1.000	USD	825,000	(4,036)	(985)	1,893	—	—	(6,914)
JPMorgan	JPMorgan Chase Bank NA	12/20/21	1.000	USD	6,355,000	(31,083)	(7,591)	—	(11,602)	—	(27,072)
Total								1,893	(22,586)	—	(37,410)
Cleared credit default swap contracts outstanding at January 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2021	1.000	USD	10,065,000	—	(45,353)

Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2023	1.000	0.933	USD	(10,855,000)	—	(3,695)
Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $82,730,394 or 16.80% of net assets.
(c)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(d)	Non-income producing investment.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
Columbia Bond Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Principal and interest may not be guaranteed by the government.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2017, the value of these securities amounted to $2,296, which represents less than 0.01% of net assets.
(i)	Zero coupon bond.
(j)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.662%	868,546	151,474,531	(147,337,161)	5,005,916	825	22,596	5,005,916
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
532,589,000	7,191,000	(6,175,000)	1,016,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the --- Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
12	Columbia Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Agency	—	9,964,065	4,013,796	—	13,977,861
Asset-Backed Securities — Non-Agency	—	80,435,106	—	—	80,435,106
Commercial Mortgage-Backed Securities - Non-Agency	—	25,200,169	—	—	25,200,169
Common Stocks
Consumer Staples	28	—	—	—	28
Financials	930	—	—	—	930
Total Common Stocks	958	—	—	—	958
Corporate Bonds & Notes	—	125,348,453	—	—	125,348,453
Foreign Government Obligations	—	4,771,933	—	—	4,771,933
Municipal Bonds	—	11,662,142	—	—	11,662,142
Preferred Debt	367,405	—	—	—	367,405
Residential Mortgage-Backed Securities - Agency	—	136,674,863	—	—	136,674,863
Residential Mortgage-Backed Securities - Non-Agency	—	11,452,532	2,296	—	11,454,828
U.S. Government & Agency Obligations	—	15,022,809	—	—	15,022,809
U.S. Treasury Obligations	85,593,465	18,089,456	—	—	103,682,921
Money Market Funds	—	—	—	5,005,916	5,005,916
Total Investments	85,961,828	438,621,528	4,016,092	5,005,916	533,605,364
Derivatives
Asset
Futures Contracts	188,809	—	—	—	188,809
Liability
Futures Contracts	(42,885)	—	—	—	(42,885)
Swap Contracts	—	(86,458)	—	—	(86,458)
Total	86,107,752	438,535,070	4,016,092	5,005,916	533,664,830
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Columbia Bond Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 04/30/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Balance as of 01/31/2017 ($)
Asset-Backed Securities — Agency	—	—	—	(1,204)	4,015,000	—	4,013,796
Asset-Backed Securities — Non-Agency	1,748,867	—	61	1,072	100,000	(1,850,000)	—
Residential Mortgage-Backed Securities — Agency	6,845,889	—	—	(15,944)	—	(6,829,945)	—
Residential Mortgage-Backed Securities — Non-Agency	2,594	224	—	(31)	—	(491)	2,296
Total	8,597,350	224	61	(16,107)	4,115,000	(8,680,436)	4,016,092
(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2017 was ($1,235), which is comprised of Asset-Backed Securities - Agency of ($1,204) and Residential Mortgage-Backed Securities — Agency of ($31).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities and asset backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
14	Columbia Bond Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Corporate Income Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks —%
Issuer	Shares	Value ($)
Financials —%
Insurance —%
WMI Holdings Corp. Escrow(a),(b),(c)	1,075	—
WMIH Corp.(b)	21,388	33,152
Total		33,152
Total Financials		33,152
Total Common Stocks (Cost $1,077,672)		33,152

Corporate Bonds & Notes 93.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.1%
BAE Systems Holdings, Inc.(d)
10/07/24	3.800%	7,984,000	8,196,063
Bombardier, Inc.(d)
12/01/21	8.750%	250,000	270,313
L-3 Communications Corp.
05/28/24	3.950%	7,409,000	7,592,536
Lockheed Martin Corp.
01/15/23	3.100%	3,090,000	3,123,202
Northrop Grumman Corp.
06/01/18	1.750%	3,591,000	3,600,627
TransDigm, Inc.
05/15/25	6.500%	250,000	251,250
TransDigm, Inc.(d)
06/15/26	6.375%	843,000	830,355
Total			23,864,346
Automotive 0.1%
Gates Global LLC/Co.(d)
07/15/22	6.000%	363,000	358,009
IHO Verwaltungs GmbH PIK(d)
09/15/23	4.500%	204,000	201,450
Schaeffler Finance BV(d)
05/15/21	4.250%	625,000	637,500
Total			1,196,959
Banking 6.8%
Ally Financial, Inc.
05/19/22	4.625%	964,000	978,460
09/30/24	5.125%	363,000	372,874
Bank of America Corp.(e)
01/20/28	3.824%	14,925,000	14,826,316
Citigroup, Inc.
05/01/26	3.400%	7,095,000	6,848,271
10/21/26	3.200%	7,420,000	7,028,469
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc.
01/26/27	3.850%	6,665,000	6,650,724
Goldman Sachs Group, Inc. (The)
02/25/26	3.750%	5,000,000	4,995,610
JPMorgan Chase & Co.
10/01/26	2.950%	10,591,000	10,015,390
Morgan Stanley
04/21/21	2.500%	1,590,000	1,569,998
07/27/26	3.125%	5,295,000	5,027,549
01/20/27	3.625%	7,165,000	7,056,085
Washington Mutual Bank(a),(f)
Subordinated
01/15/15	0.000%	6,350,000	9,525
Wells Fargo & Co.
10/23/26	3.000%	13,480,000	12,777,503
Total			78,156,774
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp.
11/15/22	5.375%	427,000	452,720
09/15/23	4.625%	358,000	367,397
NPF Corp.(d)
07/15/21	9.000%	138,000	144,728
Total			964,845
Building Materials 0.1%
Allegion PLC
09/15/23	5.875%	111,000	118,215
Allegion US Holding Co., Inc.
10/01/21	5.750%	327,000	340,898
American Builders & Contractors Supply Co., Inc.(d)
04/15/21	5.625%	627,000	641,107
Beacon Roofing Supply, Inc.
10/01/23	6.375%	112,000	120,120
Eagle Materials, Inc.
08/01/26	4.500%	62,000	61,709
HD Supply, Inc.(d)
04/15/24	5.750%	100,000	105,250
US Concrete, Inc.
06/01/24	6.375%	116,000	122,525
US Concrete, Inc.(d)
06/01/24	6.375%	159,000	167,944
Total			1,677,768
Cable and Satellite 3.8%
Altice US Finance I Corp.(d)
07/15/23	5.375%	321,000	334,241
05/15/26	5.500%	427,000	437,675

Columbia Corporate Income Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.(d)
04/01/24	5.875%	689,000	739,387
05/01/25	5.375%	341,000	355,066
02/15/26	5.750%	481,000	509,710
05/01/26	5.500%	39,000	40,853
Cequel Communications Holdings I LLC/Capital Corp.(d)
09/15/20	6.375%	413,000	424,357
12/15/21	5.125%	182,000	184,502
07/15/25	7.750%	251,000	277,669
Comcast Corp.
02/15/18	5.875%	5,940,000	6,209,955
02/01/27	3.300%	5,875,000	5,795,658
CSC Holdings LLC
02/15/19	8.625%	425,000	471,750
06/01/24	5.250%	420,000	422,100
CSC Holdings LLC(d)
10/15/25	6.625%	562,000	613,985
10/15/25	10.875%	344,000	409,360
04/15/27	5.500%	229,000	232,435
DISH DBS Corp.
11/15/24	5.875%	805,000	814,056
07/01/26	7.750%	533,000	596,630
Radiate HoldCo LLC/Finance, Inc.(d),(g)
02/15/25	6.625%	123,000	122,693
Sirius XM Radio, Inc.(d)
07/15/26	5.375%	435,000	441,525
Sky PLC(d)
11/26/22	3.125%	11,974,000	11,916,034
09/16/24	3.750%	8,537,000	8,524,929
Unitymedia GmbH(d)
01/15/25	6.125%	382,000	394,892
Unitymedia Hessen GmbH & Co. KG NRW(d)
01/15/25	5.000%	439,000	445,585
Videotron Ltd.
07/15/22	5.000%	286,000	297,440
Virgin Media Finance PLC(d)
01/15/25	5.750%	674,000	684,110
Virgin Media Secured Finance PLC(d)
01/15/26	5.250%	506,000	507,705
Ziggo Bond Finance BV(d)
01/15/27	6.000%	240,000	238,104
Ziggo Secured Finance BV(d)
01/15/27	5.500%	608,000	605,720
Total			43,048,126
Chemicals 0.6%
Angus Chemical Co.(d)
02/15/23	8.750%	437,000	450,110
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Atotech USA, Inc.(d),(g)
02/01/25	6.250%	281,000	281,000
Axalta Coating Systems LLC(d)
08/15/24	4.875%	203,000	205,538
Chemours Co. (The)
05/15/23	6.625%	570,000	567,150
05/15/25	7.000%	24,000	23,916
Eco Services Operations LLC/Finance Corp.(d)
11/01/22	8.500%	398,000	423,870
INEOS Group Holdings SA(d)
02/15/19	5.875%	363,000	368,899
08/01/24	5.625%	389,000	388,027
Koppers, Inc.(d)
02/15/25	6.000%	89,000	92,115
LYB International Finance BV
03/15/44	4.875%	2,750,000	2,863,886
Platform Specialty Products Corp.(d)
05/01/21	10.375%	258,000	286,380
02/01/22	6.500%	147,000	149,940
PQ Corp.(d)
11/15/22	6.750%	250,000	270,625
WR Grace & Co.(d)
10/01/21	5.125%	331,000	347,136
Total			6,718,592
Construction Machinery 0.1%
Herc Rentals, Inc.(d)
06/01/24	7.750%	25,000	27,063
Ritchie Bros. Auctioneers, Inc.(d)
01/15/25	5.375%	77,000	78,636
United Rentals North America, Inc.
09/15/26	5.875%	441,000	458,089
05/15/27	5.500%	200,000	201,750
Total			765,538
Consumer Cyclical Services 0.2%
APX Group, Inc.
12/01/19	6.375%	44,000	45,430
12/01/20	8.750%	339,000	351,713
12/01/22	7.875%	377,000	409,045
APX Group, Inc.(d),(g)
12/01/22	7.875%	111,000	120,435
IHS Markit Ltd.(d)
11/01/22	5.000%	594,000	615,532
Interval Acquisition Corp.
04/15/23	5.625%	483,000	492,660
Total			2,034,815

2	Columbia Corporate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.2%
Prestige Brands, Inc.(d)
03/01/24	6.375%	284,000	296,070
Scotts Miracle-Gro Co. (The)(d)
10/15/23	6.000%	266,000	281,295
12/15/26	5.250%	74,000	74,463
Spectrum Brands, Inc.
11/15/22	6.625%	385,000	408,100
07/15/25	5.750%	422,000	440,990
Springs Industries, Inc.
06/01/21	6.250%	201,000	207,784
Tempur Sealy International, Inc.
10/15/23	5.625%	187,000	188,402
06/15/26	5.500%	216,000	212,760
Valvoline, Inc.(d)
07/15/24	5.500%	39,000	40,950
Total			2,150,814
Diversified Manufacturing 1.5%
Entegris, Inc.(d)
04/01/22	6.000%	350,000	365,750
General Electric Co.
10/09/42	4.125%	3,185,000	3,245,808
Honeywell International, Inc.
10/30/19	1.400%	8,325,000	8,262,329
Manitowoc Foodservice, Inc.
02/15/24	9.500%	68,000	78,200
SPX FLOW, Inc.(d)
08/15/24	5.625%	72,000	73,440
08/15/26	5.875%	266,000	272,650
United Technologies Corp.
11/01/46	3.750%	5,360,000	5,034,616
WESCO Distribution, Inc.(d)
06/15/24	5.375%	104,000	105,950
Zekelman Industries, Inc.(d)
06/15/23	9.875%	139,000	157,070
Total			17,595,813
Electric 20.7%
AES Corp. (The)
05/15/26	6.000%	216,000	223,560
Appalachian Power Co.
05/15/44	4.400%	3,268,000	3,333,997
06/01/45	4.450%	1,350,000	1,396,957
Arizona Public Service Co.
05/15/46	3.750%	3,435,000	3,238,109
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berkshire Hathaway Energy Co.
11/15/23	3.750%	7,440,000	7,803,831
02/01/45	4.500%	804,000	835,637
Calpine Corp.(d)
01/15/22	6.000%	441,000	460,845
CMS Energy Corp.
03/15/22	5.050%	2,380,000	2,607,333
03/01/24	3.875%	5,250,000	5,427,901
11/15/25	3.600%	12,670,000	12,738,380
02/15/27	2.950%	3,035,000	2,886,604
03/01/44	4.875%	42,000	45,020
Consolidated Edison Co. of New York, Inc.
06/15/46	3.850%	2,655,000	2,545,240
DTE Energy Co.
06/01/24	3.500%	6,963,000	7,010,968
10/01/26	2.850%	25,325,000	23,547,413
Duke Energy Corp.
10/15/23	3.950%	8,133,000	8,521,465
04/15/24	3.750%	6,036,000	6,231,886
09/01/46	3.750%	2,475,000	2,244,766
Duke Energy Florida LLC
01/15/27	3.200%	4,265,000	4,260,837
Duke Energy Progress LLC
10/15/46	3.700%	2,415,000	2,287,015
Dynegy, Inc.
11/01/24	7.625%	110,000	104,775
Emera US Finance LP
06/15/26	3.550%	1,735,000	1,700,633
06/15/46	4.750%	6,814,000	6,942,676
Indiana Michigan Power Co.
03/15/23	3.200%	13,195,000	13,341,517
MidAmerican Energy Co.(g)
08/01/47	3.950%	1,540,000	1,530,495
NRG Energy, Inc.
07/15/22	6.250%	58,000	59,740
05/01/24	6.250%	340,000	345,950
NRG Energy, Inc.(d)
05/15/26	7.250%	171,000	178,909
01/15/27	6.625%	396,000	393,030
NRG Yield Operating LLC
08/15/24	5.375%	596,000	607,920
NRG Yield Operating LLC(d)
09/15/26	5.000%	85,000	82,875
Oncor Electric Delivery Co. LLC
09/30/17	5.000%	4,000,000	4,090,332
Pacific Gas & Electric Co.
06/15/23	3.250%	5,128,000	5,226,914
02/15/24	3.750%	7,105,000	7,407,900
02/15/44	4.750%	3,463,000	3,785,932

Columbia Corporate Income Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pattern Energy Group, Inc.(d)
02/01/24	5.875%	258,000	263,160
PPL Capital Funding, Inc.
06/01/23	3.400%	15,116,000	15,238,001
03/15/24	3.950%	1,565,000	1,619,961
Progress Energy, Inc.
04/01/22	3.150%	21,180,000	21,441,700
Public Service Enterprise Group, Inc.
11/15/19	1.600%	3,270,000	3,230,917
Sierra Pacific Power Co.
05/01/26	2.600%	4,900,000	4,668,544
Southern Co. (The)
07/01/46	4.400%	10,890,000	10,776,123
TransAlta Corp.
06/03/17	1.900%	15,885,000	15,865,144
Virginia Electric & Power Co.
11/15/46	4.000%	1,280,000	1,262,228
WEC Energy Group, Inc.
06/15/25	3.550%	6,515,000	6,622,107
Xcel Energy, Inc.
12/01/26	3.350%	12,890,000	12,878,012
Total			237,313,259
Finance Companies 0.3%
Aircastle Ltd.
03/15/21	5.125%	198,000	208,148
04/01/23	5.000%	61,000	61,920
Navient Corp.
03/25/20	8.000%	34,000	36,550
10/26/20	5.000%	91,000	90,318
07/26/21	6.625%	258,000	262,515
10/25/24	5.875%	368,000	339,480
OneMain Financial Holdings LLC(d)
12/15/19	6.750%	271,000	281,162
12/15/21	7.250%	365,000	372,756
Park Aerospace Holdings Ltd.(d),(g)
08/15/22	5.250%	119,000	121,975
02/15/24	5.500%	119,000	122,213
Provident Funding Associates LP/Finance Corp.(d)
06/15/21	6.750%	698,000	704,980
Quicken Loans, Inc.(d)
05/01/25	5.750%	297,000	285,862
Springleaf Finance Corp.
10/01/21	7.750%	36,000	37,530
Total			2,925,409
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 11.8%
Anheuser-Busch InBev Finance, Inc.
01/15/22	3.750%	2,853,000	2,986,983
02/01/23	3.300%	4,317,000	4,388,399
02/01/26	3.650%	20,955,000	21,015,036
Bacardi Ltd.(d)
07/15/26	2.750%	7,870,000	7,378,227
ConAgra Foods, Inc.
01/25/23	3.200%	19,738,000	19,759,475
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/26	5.625%	190,000	192,493
General Mills, Inc.
10/20/17	1.400%	3,520,000	3,523,407
Grupo Bimbo SAB de CV(d)
06/27/44	4.875%	7,145,000	6,556,097
JM Smucker Co. (The)
03/15/18	1.750%	20,500,000	20,535,916
Kellogg Co.
12/01/23	2.650%	11,045,000	10,813,607
Kraft Heinz Foods Co
06/05/17	2.250%	180,000	180,629
Kraft Heinz Foods Co.
06/01/26	3.000%	3,455,000	3,228,784
06/01/46	4.375%	5,735,000	5,361,548
Lamb Weston Holdings, Inc.(d)
11/01/24	4.625%	113,000	113,283
11/01/26	4.875%	188,000	188,235
Molson Coors Brewing Co.
07/15/26	3.000%	11,615,000	10,925,743
05/01/42	5.000%	1,460,000	1,535,016
Mondelez International, Inc.(d)
10/28/19	1.625%	7,515,000	7,381,864
Pinnacle Foods Finance LLC/Corp.
01/15/24	5.875%	42,000	44,407
Post Holdings, Inc.(d)
03/15/24	7.750%	392,000	433,897
08/15/26	5.000%	411,000	397,384
Sysco Corp.
07/15/21	2.500%	2,055,000	2,043,809
Treehouse Foods, Inc.(d)
02/15/24	6.000%	63,000	66,071
Tyson Foods, Inc.
08/15/19	2.650%	5,884,000	5,963,116
Total			135,013,426

4	Columbia Corporate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.4%
Boyd Gaming Corp.
05/15/23	6.875%	297,000	318,919
Boyd Gaming Corp.(d)
04/01/26	6.375%	103,000	110,467
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	292,000	313,170
04/15/26	5.375%	61,000	63,593
International Game Technology PLC(d)
02/15/22	6.250%	542,000	577,566
Jack Ohio Finance LLC/1 Corp.(d)
11/15/21	6.750%	349,000	356,852
Jacobs Entertainment, Inc.(d),(g)
02/01/24	7.875%	72,000	74,070
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(d)
09/01/26	4.500%	122,000	116,815
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(d)
05/01/24	5.625%	104,000	108,550
MGM Resorts International
10/01/20	6.750%	616,000	682,220
03/15/23	6.000%	281,000	302,075
09/01/26	4.625%	608,000	589,000
Penn National Gaming, Inc.(d)
01/15/27	5.625%	79,000	79,100
Rivers Pittsburgh Borrower LP/Finance Corp.(d)
08/15/21	6.125%	73,000	75,008
Scientific Games International, Inc.(d)
01/01/22	7.000%	800,000	855,000
Seminole Tribe of Florida, Inc.(d)
10/01/20	6.535%	156,000	158,340
10/01/20	7.804%	250,000	248,052
Tunica-Biloxi Gaming Authority(d),(f)
11/15/16	0.000%	203,000	71,050
Total			5,099,847
Health Care 0.9%
Acadia Healthcare Co., Inc.
02/15/23	5.625%	159,000	161,385
03/01/24	6.500%	188,000	195,285
Alere, Inc.(d)
07/01/23	6.375%	350,000	354,156
Change Healthcare Holdings, Inc.
12/31/19	11.000%	392,000	404,740
Change Healthcare Holdings, Inc.(d)
02/15/21	6.000%	298,000	315,135
DaVita, Inc.
07/15/24	5.125%	608,000	600,400
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Envision Healthcare Corp.(d)
12/01/24	6.250%	220,000	231,550
Express Scripts Holding Co.
07/15/46	4.800%	3,555,000	3,324,167
HCA, Inc.
02/01/25	5.375%	429,000	437,580
04/15/25	5.250%	560,000	589,400
02/15/26	5.875%	160,000	166,400
02/15/27	4.500%	327,000	322,504
Hologic, Inc.(d)
07/15/22	5.250%	341,000	355,492
MEDNAX, Inc.(d)
12/01/23	5.250%	177,000	182,753
MPH Acquisition Holdings LLC(d)
06/01/24	7.125%	465,000	492,900
Quintiles IMS, Inc.(d)
10/15/26	5.000%	564,000	567,756
Sterigenics-Nordion Holdings LLC(d)
05/15/23	6.500%	449,000	455,735
Team Health Holdings, Inc.(d),(g)
02/01/25	6.375%	170,000	167,025
Teleflex, Inc.
06/01/26	4.875%	62,000	61,690
Tenet Healthcare Corp.
06/01/20	4.750%	638,000	649,165
04/01/22	8.125%	179,000	180,790
Tenet Healthcare Corp.(d)
01/01/22	7.500%	142,000	152,295
Total			10,368,303
Healthcare Insurance 1.1%
Aetna, Inc.
06/15/46	4.375%	3,555,000	3,563,575
Centene Corp.
05/15/22	4.750%	440,000	446,600
02/15/24	6.125%	396,000	420,750
01/15/25	4.750%	19,000	18,751
Molina Healthcare, Inc.
11/15/22	5.375%	314,000	324,990
UnitedHealth Group, Inc.
12/15/17	1.400%	7,835,000	7,835,932
Total			12,610,598
Home Construction 0.1%
CalAtlantic Group, Inc.
12/15/21	6.250%	271,000	294,712
Meritage Homes Corp.
06/01/25	6.000%	444,000	455,100

Columbia Corporate Income Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Taylor Morrison Communities, Inc./Monarch, Inc.(d)
04/15/21	5.250%	355,000	364,652
Toll Brothers Finance Corp.
11/15/25	4.875%	152,000	152,380
Total			1,266,844
Independent Energy 2.9%
Anadarko Petroleum Corp.
07/15/44	4.500%	3,860,000	3,725,336
Antero Resources Corp.
12/01/22	5.125%	440,000	443,300
Callon Petroleum Co.(d)
10/01/24	6.125%	139,000	147,166
Canadian Natural Resources Ltd.
02/01/35	5.850%	2,615,000	2,846,650
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	989,000	1,014,961
Concho Resources, Inc.
04/01/23	5.500%	881,000	914,037
Continental Resources, Inc.
09/15/22	5.000%	1,817,000	1,853,340
CrownRock LP/Finance, Inc.(d)
02/15/23	7.750%	462,000	500,693
Denbury Resources, Inc.(d)
05/15/21	9.000%	301,000	328,843
Diamondback Energy, Inc.(d)
11/01/24	4.750%	82,000	81,898
05/31/25	5.375%	444,000	458,430
Extraction Oil & Gas Holdings LLC/Finance Corp.(d)
07/15/21	7.875%	575,000	615,250
Laredo Petroleum, Inc.
01/15/22	5.625%	1,441,000	1,462,615
MEG Energy Corp.(d)
01/15/25	6.500%	124,000	125,240
Newfield Exploration Co.
01/30/22	5.750%	27,000	28,755
07/01/24	5.625%	278,000	292,595
Noble Energy, Inc.
11/15/43	5.250%	2,928,000	3,046,467
Oasis Petroleum, Inc.
01/15/23	6.875%	375,000	383,906
Parsley Energy LLC/Finance Corp.(d)
06/01/24	6.250%	377,000	405,275
01/15/25	5.375%	397,000	406,925
PDC Energy, Inc.(d)
09/15/24	6.125%	396,000	413,820
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
QEP Resources, Inc.
05/01/23	5.250%	11,000	10,945
RSP Permian, Inc.(d)
01/15/25	5.250%	676,000	691,210
SM Energy Co.
06/01/25	5.625%	85,000	82,875
09/15/26	6.750%	575,000	598,000
Whiting Petroleum Corp.
03/15/21	5.750%	368,000	371,680
04/01/23	6.250%	227,000	229,270
Woodside Finance Ltd.(d)
03/05/25	3.650%	11,093,000	10,887,413
WPX Energy, Inc.
01/15/22	6.000%	951,000	989,040
Total			33,355,935
Integrated Energy 1.1%
Cenovus Energy, Inc.
09/15/42	4.450%	8,161,000	7,286,165
09/15/43	5.200%	5,070,000	4,986,183
Total			12,272,348
Leisure 0.1%
Live Nation Entertainment, Inc.(d)
11/01/24	4.875%	256,000	256,000
LTF Merger Sub, Inc.(d)
06/15/23	8.500%	281,000	295,050
Silversea Cruise Finance Ltd.(d)
02/01/25	7.250%	102,000	104,826
Total			655,876
Life Insurance 7.5%
Five Corners Funding Trust(d)
11/15/23	4.419%	31,430,000	33,303,165
Guardian Life Insurance Co. of America (The)(d)
Subordinated
06/19/64	4.875%	7,781,000	7,813,198
MetLife, Inc.
09/15/23	4.368%	3,482,000	3,745,079
03/01/45	4.050%	755,000	718,381
Northwestern Mutual Life Insurance Co. (The)(d)
Subordinated
03/30/40	6.063%	4,247,000	5,274,791
Peachtree Corners Funding Trust(d)
02/15/25	3.976%	12,368,000	12,181,565
Teachers Insurance & Annuity Association of America(d)
Subordinated
09/15/44	4.900%	8,670,000	9,371,143

6	Columbia Corporate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TIAA Asset Management Finance Co. LLC(d)
11/01/19	2.950%	10,390,000	10,571,503
Voya Financial, Inc.
06/15/46	4.800%	2,635,000	2,561,507
Total			85,540,332
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(d)
09/01/24	4.250%	159,000	156,019
Hilton Grand Vacations Borrower LLC/Inc.(d)
12/01/24	6.125%	118,000	123,310
Playa Resorts Holding BV(d)
08/15/20	8.000%	566,000	597,130
Total			876,459
Media and Entertainment 3.3%
21st Century Fox America, Inc.
09/15/44	4.750%	8,918,000	8,906,362
21st Century Fox America, Inc.(d)
11/15/46	4.750%	950,000	943,585
AMC Networks, Inc.
04/01/24	5.000%	147,000	149,940
CBS Radio, Inc.(d)
11/01/24	7.250%	58,000	60,428
Lamar Media Corp.
02/01/26	5.750%	89,000	94,340
Match Group, Inc.
06/01/24	6.375%	280,000	300,300
MDC Partners, Inc.(d)
05/01/24	6.500%	628,000	546,360
Netflix, Inc.
02/15/25	5.875%	756,000	820,260
Netflix, Inc.(d)
11/15/26	4.375%	702,000	688,837
Nielsen Luxembourg SARL(d)
02/01/25	5.000%	345,000	342,844
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	551,000	576,484
Scripps Networks Interactive, Inc.
11/15/24	3.900%	11,516,000	11,703,411
Thomson Reuters Corp.
02/23/17	1.300%	5,000,000	5,000,090
05/23/43	4.500%	4,838,000	4,545,664
Time Warner, Inc.
03/29/41	6.250%	2,200,000	2,592,599
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(d)
02/15/25	5.125%	799,000	762,550
Total			38,034,054
Metals and Mining 0.3%
ArcelorMittal (e)
02/25/22	7.250%	425,000	480,250
Constellium NV(d)
05/15/24	5.750%	516,000	496,650
Freeport-McMoRan, Inc.
03/01/22	3.550%	92,000	86,020
03/15/23	3.875%	238,000	219,555
11/14/24	4.550%	669,000	627,187
Grinding Media, Inc./MC Canada, Inc.(d)
12/15/23	7.375%	176,000	185,900
HudBay Minerals, Inc.(d)
01/15/23	7.250%	75,000	79,313
01/15/25	7.625%	224,000	239,680
Novelis Corp.(d)
08/15/24	6.250%	128,000	134,720
09/30/26	5.875%	574,000	582,610
Teck Resources Ltd.(d)
06/01/24	8.500%	214,000	249,043
Teck Resources Ltd.
07/15/41	6.250%	513,000	527,107
Total			3,908,035
Midstream 6.1%
Cheniere Corpus Christi Holdings LLC(d)
06/30/24	7.000%	165,000	184,181
03/31/25	5.875%	102,000	107,865
Energy Transfer Equity LP
06/01/27	5.500%	833,000	862,155
Enterprise Products Operating LLC
02/15/45	5.100%	6,436,000	6,789,800
05/15/46	4.900%	3,000	3,093
Holly Energy Partners LP/Finance Corp.(d)
08/01/24	6.000%	54,000	56,565
Kinder Morgan Energy Partners LP
03/01/43	5.000%	10,396,000	10,158,794
Kinder Morgan, Inc.
02/15/46	5.050%	1,385,000	1,376,558
Northwest Pipeline LLC
04/15/17	5.950%	8,479,000	8,551,589
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	4,169,000	4,007,497
10/15/23	3.850%	7,002,000	7,053,955
11/01/24	3.600%	855,000	822,943
06/15/44	4.700%	2,994,000	2,690,588

Columbia Corporate Income Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Natural Gas Co. LLC(d)
04/01/17	5.900%	16,345,000	16,469,790
Tallgrass Energy Partners LP/Finance Corp.(d)
09/15/24	5.500%	100,000	101,500
Targa Resources Partners LP/Finance Corp.
11/15/23	4.250%	262,000	258,070
03/15/24	6.750%	267,000	291,698
Targa Resources Partners LP/Finance Corp.(d)
02/01/27	5.375%	596,000	617,605
Tesoro Logistics LP/Finance Corp.
10/15/22	6.250%	476,000	506,940
05/01/24	6.375%	67,000	72,695
01/15/25	5.250%	629,000	655,732
Williams Companies, Inc. (The)
01/15/23	3.700%	244,000	239,730
06/24/24	4.550%	698,000	706,725
Williams Partners LP
09/15/45	5.100%	7,379,000	7,370,499
Total			69,956,567
Natural Gas 3.4%
CenterPoint Energy Resources Corp.
11/01/17	6.125%	7,966,000	8,216,722
NiSource Finance Corp.
02/15/43	5.250%	5,620,000	6,238,149
Sempra Energy
12/01/23	4.050%	17,905,000	18,809,722
06/15/24	3.550%	6,110,000	6,176,067
Total			39,440,660
Oil Field Services 0.0%
Nabors Industries, Inc.(d)
01/15/23	5.500%	54,000	56,430
Precision Drilling Corp.(d)
12/15/23	7.750%	28,000	30,240
SESI LLC
05/01/19	6.375%	186,000	186,697
12/15/21	7.125%	54,000	55,418
Trinidad Drilling Ltd.(d),(g)
02/15/25	6.625%	76,000	77,710
Total			406,495
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.(d)
02/01/22	6.250%	142,000	143,065
Other REIT 0.0%
Starwood Property Trust, Inc.(d)
12/15/21	5.000%	197,000	200,201
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.3%
ARD Finance SA PIK(d)
09/15/23	7.125%	180,000	182,925
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
01/31/21	6.750%	132,000	136,455
05/15/23	4.625%	213,000	214,997
05/15/24	7.250%	510,000	546,337
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d),(g)
02/15/25	6.000%	344,000	346,150
Berry Plastics Corp.
10/15/22	6.000%	205,000	217,044
07/15/23	5.125%	480,000	491,136
Novolex (d)
01/15/25	6.875%	97,000	98,613
Plastipak Holdings, Inc.(d)
10/01/21	6.500%	397,000	414,369
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	645,000	664,079
Reynolds Group Issuer, Inc./LLC(d)
07/15/24	7.000%	374,000	398,497
Signode Industrial Group Luxembourg SA/US, Inc.(d)
05/01/22	6.375%	125,000	126,875
Total			3,837,477
Pharmaceuticals 3.2%
AbbVie, Inc.
05/14/46	4.450%	740,000	693,245
Actavis Funding
03/15/45	4.750%	4,007,000	3,951,523
Actavis Funding SCS
03/12/18	2.350%	5,365,000	5,398,590
Amgen Inc.
06/15/51	4.663%	7,220,000	7,017,912
Endo Finance LLC/Ltd./Finco, Inc.(d)
07/15/23	6.000%	251,000	213,978
Gilead Sciences, Inc.
03/01/47	4.150%	745,000	700,942
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	445,000	461,794
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(d)
08/01/23	6.375%	818,000	867,080
Mallinckrodt International Finance SA/CB LLC(d)
10/15/23	5.625%	20,000	17,725
04/15/25	5.500%	163,000	140,384
PFIZER INC
12/15/46	4.125%	1,190,000	1,193,737

8	Columbia Corporate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shire Acquisitions Investments Ireland DAC
09/23/19	1.900%	8,295,000	8,196,580
09/23/26	3.200%	4,170,000	3,915,426
Teva Pharmaceutical Finance III BV
10/01/26	3.150%	560,000	507,670
Teva Pharmaceutical Finance Netherlands III BV
10/01/46	4.100%	2,585,000	2,181,244
Valeant Pharmaceuticals International, Inc.(d)
10/15/20	6.375%	535,000	470,131
05/15/23	5.875%	633,000	481,871
04/15/25	6.125%	844,000	631,945
Total			37,041,777
Property & Casualty 2.9%
Alleghany Corp.
06/27/22	4.950%	8,428,000	9,157,435
Alliant Holdings Intermediate LP(d)
08/01/23	8.250%	24,000	25,350
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	6,077,000	6,379,252
CNA Financial Corp.
05/15/24	3.950%	5,686,000	5,760,578
03/01/26	4.500%	1,740,000	1,815,906
HUB International Ltd.(d)
02/15/21	9.250%	59,000	60,991
10/01/21	7.875%	1,165,000	1,220,337
Liberty Mutual Group, Inc.(d)
06/15/23	4.250%	8,106,000	8,507,255
Total			32,927,104
Railroads 0.5%
CSX Corp.
11/01/46	3.800%	6,890,000	6,244,841
Restaurants 0.6%
McDonald’s Corp.
12/09/45	4.875%	2,195,000	2,332,040
Yum! Brands, Inc.
11/01/43	5.350%	5,950,000	4,998,000
Total			7,330,040
Retailers 1.5%
Asbury Automotive Group, Inc.
12/15/24	6.000%	359,000	367,077
CVS Health Corp.
06/01/21	2.125%	6,910,000	6,764,040
07/20/25	3.875%	7,295,000	7,487,406
Dollar Tree, Inc.
03/01/23	5.750%	509,000	539,031
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Group 1 Automotive, Inc.
06/01/22	5.000%	157,000	158,963
Group 1 Automotive, Inc.(d)
12/15/23	5.250%	127,000	127,318
Hanesbrands, Inc.(d)
05/15/24	4.625%	137,000	135,630
05/15/26	4.875%	136,000	133,960
Penske Automotive Group, Inc.
12/01/24	5.375%	248,000	249,240
05/15/26	5.500%	93,000	92,535
Rite Aid Corp.(d)
04/01/23	6.125%	250,000	260,312
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	198,000	237,600
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	87,000	90,915
Total			16,644,027
Technology 3.0%
Apple, Inc.
02/09/45	3.450%	6,447,000	5,655,560
05/13/45	4.375%	273,000	278,816
08/04/46	3.850%	1,370,000	1,273,310
Camelot Finance SA(d)
10/15/24	7.875%	153,000	161,797
Cisco Systems, Inc.
09/20/19	1.400%	7,310,000	7,236,915
Equinix, Inc.
01/15/26	5.875%	84,000	89,250
First Data Corp.(d)
08/15/23	5.375%	574,000	591,220
12/01/23	7.000%	770,000	816,585
01/15/24	5.750%	895,000	922,969
Informatica LLC(d)
07/15/23	7.125%	176,000	169,400
Microsemi Corp.(d)
04/15/23	9.125%	244,000	283,040
Microsoft Corp.
08/08/46	3.700%	2,870,000	2,625,605
Microsoft Corp.(g)
02/06/47	4.250%	4,705,000	4,727,405
MSCI, Inc.(d)
11/15/24	5.250%	447,000	463,315
08/15/25	5.750%	268,000	283,914
08/01/26	4.750%	81,000	80,595
NXP BV/Funding LLC(d)
09/01/22	3.875%	570,000	579,262

Columbia Corporate Income Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
07/15/46	4.000%	7,650,000	7,179,081
PTC, Inc.
05/15/24	6.000%	281,000	299,257
Riverbed Technology, Inc.(d)
03/01/23	8.875%	217,000	230,562
Sensata Technologies UK Financing Co. PLC(d)
02/15/26	6.250%	200,000	214,500
Solera LLC/Finance, Inc.(d)
03/01/24	10.500%	258,000	293,475
VeriSign, Inc.
05/01/23	4.625%	382,000	386,164
Total			34,841,997
Transportation Services 2.1%
Avis Budget Car Rental LLC/Finance, Inc.(d)
03/15/25	5.250%	240,000	219,600
Carlson Travel, Inc.(d)
12/15/23	6.750%	55,000	57,131
ERAC U.S.A. Finance LLC(d)
11/01/23	2.700%	7,490,000	7,181,015
11/15/24	3.850%	2,153,000	2,186,966
12/01/26	3.300%	11,335,000	10,843,095
11/01/46	4.200%	255,000	234,371
FedEx Corp.
04/01/46	4.550%	3,440,000	3,433,241
Hertz Corp. (The)(d)
10/15/24	5.500%	423,000	355,320
Total			24,510,739
Wireless 0.9%
Rogers Communications, Inc.
08/15/18	6.800%	2,410,000	2,590,102
SBA Communications Corp.(d)
09/01/24	4.875%	891,000	869,705
SFR Group SA(d)
05/15/22	6.000%	333,000	342,574
05/01/26	7.375%	639,000	655,774
Sprint Communications, Inc.(d)
11/15/18	9.000%	839,000	918,705
Sprint Communications, Inc.
11/15/22	6.000%	448,000	454,720
Sprint Corp.
09/15/21	7.250%	679,000	727,548
06/15/24	7.125%	136,000	142,120
02/15/25	7.625%	535,000	573,453
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc.
04/28/21	6.633%	302,000	314,835
01/15/24	6.500%	395,000	425,652
01/15/26	6.500%	1,501,000	1,649,224
Wind Acquisition Finance SA(d)
07/15/20	4.750%	313,000	318,478
04/23/21	7.375%	96,000	99,830
Total			10,082,720
Wirelines 2.3%
AT&T, Inc.
06/15/45	4.350%	11,097,000	9,526,264
AT&T, Inc.(g)
03/01/47	5.450%	775,000	770,652
CenturyLink, Inc.
12/01/23	6.750%	687,000	706,751
04/01/25	5.625%	155,000	147,250
Frontier Communications Corp.
09/15/20	8.875%	101,000	107,565
09/15/22	10.500%	404,000	420,920
04/15/24	7.625%	245,000	216,213
01/15/25	6.875%	527,000	442,021
09/15/25	11.000%	709,000	716,976
Level 3 Communications, Inc.
12/01/22	5.750%	288,000	298,080
Level 3 Financing, Inc.
08/15/22	5.375%	422,000	435,715
01/15/24	5.375%	77,000	78,155
Level 3 Financing, Inc.(d)
03/15/26	5.250%	33,000	32,876
Telecom Italia SpA(d)
05/30/24	5.303%	171,000	171,855
Verizon Communications, Inc.
11/01/42	3.850%	6,879,000	5,695,441
03/15/55	4.672%	5,973,000	5,348,822
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	680,000	710,600
05/15/25	6.375%	169,000	178,824
Zayo Group LLC/Capital, Inc.(d)
01/15/27	5.750%	223,000	228,307
Total			26,233,287
Total Corporate Bonds & Notes (Cost $1,066,852,773)			1,067,256,112

10	Columbia Corporate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2017 (Unaudited)
Foreign Government Obligations(h) 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico 0.1%
Petroleos Mexicanos
06/27/44	5.500%	334,000	273,950
09/21/47	6.750%	666,000	628,504
Total			902,454
Total Foreign Government Obligations (Cost $967,553)			902,454

Senior Loans 0.0%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.0%
Manitowoc Foodservice, Inc.(e),(i)
Tranche B Term Loan
03/03/23	5.750%	121,846	123,332
Total Senior Loans (Cost $119,736)			123,332

U.S. Treasury Obligations 4.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
12/15/19	1.375%	55,000,000	54,894,730
Total U.S. Treasury Obligations (Cost $54,611,133)			54,894,730

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.662%(j),(k)	24,083,121	24,083,121
Total Money Market Funds (Cost $24,083,121)		24,083,121
Total Investments (Cost: $1,147,711,988)		1,147,292,901
Other Assets & Liabilities, Net		(89,745)
Net Assets		1,147,203,156

At January 31, 2017, securities and/or cash totaling $3,400,510 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at January 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 5-Year Note	1,167	USD	137,551,008	03/2017	—	(238,293)
U.S. Treasury Ultra 10-Year Note	27	USD	3,622,219	03/2017	—	(14,599)
U.S. Ultra Bond	431	USD	69,256,313	03/2017	—	(437,112)
Total			210,429,540		—	(690,004)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Long Bond	(893)	USD	(134,703,469)	03/2017	877,529	—
U.S. Treasury 10-Year Note	(1,201)	USD	(149,486,969)	03/2017	505,753	—
U.S. Treasury 2-Year Note	(202)	USD	(43,792,969)	03/2017	18,624	—
Total			(327,983,407)		1,401,906	—
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2017, the value of these securities amounted to $9,525, which represents less than 0.01% of net assets.
(b)	Non-income producing investment.
(c)	Negligible market value.
Columbia Corporate Income Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $242,245,093 or 21.12% of net assets.
(e)	Variable rate security.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2017, the value of these securities amounted to $80,575 which represents 0.01% of net assets.
(g)	Represents a security purchased on a when-issued or delayed delivery basis.
(h)	Principal and interest may not be guaranteed by the government.
(i)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(j)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.662%	193,913,794	352,656,649	(522,487,322)	24,083,121	803	479,277	24,083,121
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,147,712,000	19,599,000	(20,018,000)	(419,000)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
12	Columbia Corporate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Financials	33,152	—	—	—	33,152
Corporate Bonds & Notes	—	1,067,246,587	9,525	—	1,067,256,112
Foreign Government Obligations	—	902,454	—	—	902,454
Senior Loans	—	123,332	—	—	123,332
U.S. Treasury Obligations	54,894,730	—	—	—	54,894,730
Money Market Funds	—	—	—	24,083,121	24,083,121
Total Investments	54,927,882	1,068,272,373	9,525	24,083,121	1,147,292,901
Derivatives
Asset
Futures Contracts	1,401,906	—	—	—	1,401,906
Liability
Futures Contracts	(690,004)	—	—	—	(690,004)
Total	55,639,784	1,068,272,373	9,525	24,083,121	1,148,004,803
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
Columbia Corporate Income Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds and common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.
14	Columbia Corporate Income Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Multi-Asset Income Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ALM XIV Ltd.(a),(b)
Series 2014-14A Class C
07/28/26	4.489%	500,000	500,032
OZLM VII Ltd.(a),(b)
Series 2014-7A Class C
07/17/26	4.623%	250,000	250,015
Total Asset-Backed Securities — Non-Agency (Cost $731,939)			750,047

Commercial Mortgage-Backed Securities - Non-Agency 1.3%

American Homes 4 Rent(a),(b)
Series 2014-SFR1 Class E
06/17/31	3.268%	250,000	247,716
Series 2014-SFR1 Class F
06/17/31	4.018%	250,000	249,383
BHMS Mortgage Trust(a),(b)
Series 2014-ATLS Class DFX
07/05/33	4.691%	500,000	490,286
Rialto Real Estate Fund LLC(a)
Subordinated, Series 2015-LT7 Class B
12/25/32	5.071%	350,000	349,895
Rialto Real Estate Fund LP(a)
Series 2014-LT6 Class B
09/15/24	5.486%	307,223	306,805
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,660,989)			1,644,085

Common Stocks 8.4%
Issuer	Shares	Value ($)
Consumer Discretionary 0.1%
Automobiles —%
Ford Motor Co.	1,227	15,166
Leisure Products 0.1%
Mattel, Inc.	2,340	61,331
Specialty Retail —%
Staples, Inc.	2,513	23,120
Total Consumer Discretionary		99,617
Consumer Staples 0.8%
Household Products 0.1%
Procter & Gamble Co. (The)	1,398	122,465
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.7%
Altria Group, Inc.	3,619	257,600
British American Tobacco PLC	1,776	109,629
Imperial Brands PLC	2,784	128,976
Philip Morris International, Inc.	3,691	354,816
Reynolds American, Inc.	549	33,011
Total		884,032
Total Consumer Staples		1,006,497
Energy 1.6%
Oil, Gas & Consumable Fuels 1.6%
BP PLC, ADR	3,815	137,263
Chevron Corp.	2,868	319,352
ENI SpA	4,068	62,549
Exxon Mobil Corp.	1,706	143,116
Hess Corp.	130	7,043
Kinder Morgan, Inc.	16,303	364,209
Occidental Petroleum Corp.	2,355	159,598
Royal Dutch Shell PLC, Class A	3,335	90,451
Spectra Energy Corp.	1,111	46,273
Suncor Energy, Inc.	719	22,318
Targa Resources Corp.	8,156	469,949
Total SA	1,393	70,479
Valero Energy Corp.	1,297	85,291
Total		1,977,891
Total Energy		1,977,891
Financials 0.3%
Banks 0.2%
Bank of America Corp.(c)	2,246	50,850
Bank of Montreal	1,040	78,655
JPMorgan Chase & Co.	437	36,983
PacWest Bancorp	541	29,972
Toronto-Dominion Bank (The)	665	34,427
Total		230,887
Capital Markets 0.1%
Invesco Ltd.	1,162	33,605
Morgan Stanley	1,176	49,968
Total		83,573

Columbia Multi-Asset Income Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance —%
Principal Financial Group, Inc.	1,114	63,598
Mortgage Real Estate Investment Trusts (REITS) —%
Altisource Residential Corp.	4,006	48,633
Total Financials		426,691
Health Care 0.5%
Biotechnology —%
AbbVie, Inc.	614	37,522
Pharmaceuticals 0.5%
GlaxoSmithKline PLC	4,324	83,561
Johnson & Johnson	1,667	188,788
Merck & Co., Inc.	2,437	151,070
Pfizer, Inc.	6,676	211,829
Total		635,248
Total Health Care		672,770
Industrials 0.1%
Aerospace & Defense 0.1%
BAE Systems PLC	2,145	15,754
Lockheed Martin Corp.	245	61,576
Total		77,330
Industrial Conglomerates —%
Siemens AG, Registered Shares	323	41,783
Road & Rail —%
Kansas City Southern	402	34,536
Total Industrials		153,649
Information Technology 0.7%
Communications Equipment 0.2%
Cisco Systems, Inc.	6,692	205,578
Telefonaktiebolaget LM Ericsson, Class B	5,153	30,497
Total		236,075
IT Services 0.1%
International Business Machines Corp.	654	114,136
Semiconductors & Semiconductor Equipment 0.2%
Intel Corp.	6,946	255,752
Software 0.1%
Microsoft Corp.	3,256	210,500
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.1%
Seagate Technology PLC	2,225	100,459
Total Information Technology		916,922
Materials 0.2%
Chemicals 0.2%
CF Industries Holdings, Inc.	532	18,774
Dow Chemical Co. (The)	2,355	140,429
Total		159,203
Containers & Packaging —%
Graphic Packaging Holding Co.	72	901
International Paper Co.	569	32,205
Total		33,106
Total Materials		192,309
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITS) 3.2%
Alexandria Real Estate Equities, Inc.	2,091	231,725
Armada Hoffler Properties, Inc.	1,942	26,761
Ashford Hospitality Trust, Inc.	4,323	32,855
Brandywine Realty Trust	2,805	45,160
Chesapeake Lodging Trust	2,159	55,270
Coresite Realty Corp.	617	53,142
Digital Realty Trust, Inc.	2,812	302,656
Duke Realty Corp.	1,616	39,317
DuPont Fabros Technology, Inc.	1,275	60,537
EastGroup Properties, Inc.	1,408	99,644
Education Realty Trust, Inc.(c)	1,809	72,740
EPR Properties	2,470	182,706
Gaming and Leisure Properties, Inc.	3,982	125,951
GEO Group, Inc. (The)	2,817	116,962
Getty Realty Corp.	2,708	69,839
Gladstone Commercial Corp.	1,678	32,956
Government Properties Income Trust	2,761	53,177
HCP, Inc.	4,880	147,962
Healthcare Trust of America, Inc., Class A	3,734	108,547
Highwoods Properties, Inc.	2,758	141,789
Host Hotels & Resorts, Inc.	6,149	111,112
LaSalle Hotel Properties	1,764	53,220
Lexington Realty Trust	12,661	135,726

2	Columbia Multi-Asset Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Storage, Inc.	783	63,775
Medical Properties Trust, Inc.	6,916	88,179
Mid-America Apartment Communities, Inc.	867	82,322
One Liberty Properties, Inc.	2,550	59,058
Outfront Media, Inc.	1,570	43,065
Pebblebrook Hotel Trust	2,565	76,719
Physicians Realty Trust	4,713	87,426
Ramco-Gershenson Properties Trust	4,490	73,007
Retail Properties of America, Inc., Class A	4,035	60,404
RLJ Lodging Trust	4,033	93,606
Sabra Health Care REIT, Inc.	1,578	40,081
Select Income REIT	3,320	83,033
Senior Housing Properties Trust	1,871	35,642
Spirit Realty Capital, Inc.(c)	12,382	130,259
STAG Industrial, Inc.	8,758	202,660
Sun Communities, Inc.	1,860	146,494
UDR, Inc.	2,467	86,222
Ventas, Inc.	988	60,930
Washington Prime Group, Inc.	14,444	139,385
WP Carey, Inc.	1,812	112,235
Total		4,064,256
Total Real Estate		4,064,256
Telecommunication Services 0.5%
Diversified Telecommunication Services 0.4%
AT&T, Inc.	7,388	311,478
BCE, Inc.(c)	1,213	54,731
CenturyLink, Inc.	3,088	79,856
Orange SA	2,430	37,724
Verizon Communications, Inc.(c)	1,140	55,871
Total		539,660
Wireless Telecommunication Services 0.1%
Vodafone Group PLC(c)	6,995	17,134
Vodafone Group PLC, ADR	1,315	32,744
Total		49,878
Total Telecommunication Services		589,538
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.4%
Electric Utilities 0.3%
American Electric Power Co., Inc.	969	62,074
Duke Energy Corp.	1,128	88,593
Exelon Corp.	1,016	36,454
PG&E Corp.	864	53,473
PPL Corp.	1,862	64,872
Scottish & Southern Energy PLC	1,148	21,581
Xcel Energy, Inc.	1,859	76,814
Total		403,861
Multi-Utilities 0.1%
Ameren Corp.	1,256	66,129
DTE Energy Co.	544	53,660
Total		119,789
Total Utilities		523,650
Total Common Stocks (Cost $9,973,886)		10,623,790

Corporate Bonds & Notes 26.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Bombardier, Inc.(a)
12/01/21	8.750%	56,000	60,550
TransDigm, Inc.
07/15/24	6.500%	102,000	102,128
05/15/25	6.500%	45,000	45,225
TransDigm, Inc.(a)
06/15/26	6.375%	137,000	134,945
Total			342,848
Automotive 0.3%
Gates Global LLC/Co.(a)
07/15/22	6.000%	92,000	90,735
IHO Verwaltungs GmbH PIK(a)
09/15/26	4.750%	33,000	32,423
Schaeffler Finance BV(a)
05/15/21	4.250%	94,000	95,880
ZF North America Capital, Inc.(a)
04/29/25	4.750%	125,000	127,087
Total			346,125

Columbia Multi-Asset Income Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 3.2%
Agromercantil Senior Trust(a)
04/10/19	6.250%	200,000	207,870
Ally Financial, Inc.
05/19/22	4.625%	50,000	50,750
03/30/25	4.625%	180,000	177,750
Banco de Bogota SA(a)
Subordinated
05/12/26	6.250%	200,000	207,799
Banco Mercantil del Norte SA(a),(b)
Subordinated
10/04/31	5.750%	200,000	186,000
Bank of New York Mellon Corp. (The)(b)
Junior Subordinated
12/29/49	4.500%	275,000	252,313
Barclays Bank PLC(b)
Junior Subordinated
12/31/49	6.625%	265,000	255,063
BNP Paribas SA(a),(b)
Junior Subordinated
12/31/49	7.375%	200,000	202,500
Citigroup, Inc.(b)
Junior Subordinated
12/31/49	6.300%	255,000	260,419
Fifth Third Bancorp(b)
Junior Subordinated
12/31/49	5.100%	275,000	262,625
HSBC Holdings PLC(b)
Junior Subordinated
12/31/49	6.375%	360,000	360,000
JPMorgan Chase & Co.(b)
Junior Subordinated
12/31/49	6.100%	345,000	355,781
Lloyds Banking Group PLC(a),(b)
Junior Subordinated
12/31/49	6.657%	230,000	250,125
Lloyds Banking Group PLC(b)
Junior Subordinated
12/31/49	7.500%	250,000	259,322
PNC Financial Services Group, Inc. (The)(b)
Junior Subordinated
12/31/49	4.850%	25,000	24,750
Royal Bank of Scotland Group PLC(b)
Junior Subordinated
12/31/49	8.000%	200,000	194,026
Wells Fargo & Co.(b)
Junior Subordinated
12/31/49	5.900%	250,000	257,050
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Capital X
Junior Subordinated
12/15/36	5.950%	250,000	263,437
Total			4,027,580
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp.
09/15/23	4.625%	112,000	114,940
NPF Corp.(a)
07/15/21	9.000%	14,000	14,683
Total			129,623
Building Materials 0.9%
Allegion PLC
09/15/23	5.875%	32,000	34,080
Allegion US Holding Co., Inc.
10/01/21	5.750%	40,000	41,700
American Builders & Contractors Supply Co., Inc.(a)
04/15/21	5.625%	72,000	73,620
12/15/23	5.750%	75,000	77,813
Beacon Roofing Supply, Inc.
10/01/23	6.375%	98,000	105,105
Cementos Pacasmayo SAA(a)
02/08/23	4.500%	200,000	204,500
Cemex SAB de CV(a)
04/16/26	7.750%	200,000	223,250
Eagle Materials, Inc.
08/01/26	4.500%	11,000	10,948
Elementia SAB de CV(a)
01/15/25	5.500%	200,000	193,000
HD Supply, Inc.(a)
04/15/24	5.750%	34,000	35,785
Standard Industries, Inc.(a)
02/15/23	5.500%	63,000	65,363
US Concrete, Inc.
06/01/24	6.375%	21,000	22,181
US Concrete, Inc.(a)
06/01/24	6.375%	37,000	39,081
Total			1,126,426
Cable and Satellite 1.7%
Altice US Finance I Corp.(a)
07/15/23	5.375%	33,000	34,361
05/15/26	5.500%	84,000	86,100

4	Columbia Multi-Asset Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.(a)
05/01/23	5.125%	178,000	184,675
04/01/24	5.875%	60,000	64,388
02/15/26	5.750%	47,000	49,805
05/01/26	5.500%	87,000	91,132
Cequel Communications Holdings I LLC/Capital Corp.(a)
12/15/21	5.125%	26,000	26,358
12/15/21	5.125%	76,000	76,950
07/15/25	7.750%	60,000	66,375
CSC Holdings LLC
06/01/24	5.250%	124,000	124,620
CSC Holdings LLC(a)
10/15/25	6.625%	83,000	90,678
10/15/25	10.875%	89,000	105,910
DISH DBS Corp.
06/01/21	6.750%	66,000	70,909
11/15/24	5.875%	21,000	21,236
07/01/26	7.750%	197,000	220,518
Quebecor Media, Inc.
01/15/23	5.750%	40,000	41,900
Radiate HoldCo LLC/Finance, Inc.(a),(d)
02/15/25	6.625%	29,000	28,928
Sirius XM Radio, Inc.(a)
04/15/25	5.375%	50,000	50,875
07/15/26	5.375%	51,000	51,765
Unitymedia GmbH(a)
01/15/25	6.125%	174,000	179,872
Videotron Ltd.
07/15/22	5.000%	55,000	57,200
Virgin Media Finance PLC(a)
10/15/24	6.000%	284,000	295,894
Ziggo Secured Finance BV(a)
01/15/27	5.500%	134,000	133,497
Total			2,153,946
Chemicals 0.9%
Angus Chemical Co.(a)
02/15/23	8.750%	74,000	76,220
Atotech USA, Inc.(a),(d)
02/01/25	6.250%	67,000	67,000
Axalta Coating Systems LLC(a)
08/15/24	4.875%	64,000	64,800
Chemours Co. (The)
05/15/23	6.625%	59,000	58,705
05/15/25	7.000%	73,000	72,745
Eco Services Operations LLC/Finance Corp.(a)
11/01/22	8.500%	62,000	66,030
Huntsman International LLC
11/15/22	5.125%	20,000	20,663
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INEOS Group Holdings SA(a)
02/15/19	5.875%	74,000	75,202
08/01/24	5.625%	92,000	91,770
Koppers, Inc.(a)
02/15/25	6.000%	21,000	21,735
Mexichem SAB de CV(a)
09/17/44	5.875%	200,000	180,496
Platform Specialty Products Corp.(a)
05/01/21	10.375%	70,000	77,700
02/01/22	6.500%	25,000	25,500
PQ Corp.(a)
11/15/22	6.750%	122,000	132,065
WR Grace & Co.(a)
10/01/21	5.125%	60,000	62,925
Total			1,093,556
Construction Machinery 0.1%
Herc Rentals, Inc.(a)
06/01/24	7.750%	5,000	5,413
Ritchie Bros. Auctioneers, Inc.(a)
01/15/25	5.375%	18,000	18,383
United Rentals North America, Inc.
06/15/23	6.125%	99,000	104,445
09/15/26	5.875%	26,000	27,007
05/15/27	5.500%	31,000	31,271
Total			186,519
Consumer Cyclical Services 0.3%
APX Group, Inc.
12/01/19	6.375%	10,000	10,325
12/01/20	8.750%	58,000	60,175
12/01/22	7.875%	91,000	98,735
APX Group, Inc.(a),(d)
12/01/22	7.875%	40,000	43,400
IHS Markit Ltd.(a)
11/01/22	5.000%	82,000	84,972
Interval Acquisition Corp.
04/15/23	5.625%	139,000	141,780
Total			439,387
Consumer Products 0.5%
Prestige Brands, Inc.(a)
03/01/24	6.375%	85,000	88,613
Scotts Miracle-Gro Co. (The)(a)
10/15/23	6.000%	122,000	129,015
12/15/26	5.250%	2,000	2,013

Columbia Multi-Asset Income Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spectrum Brands, Inc.
11/15/22	6.625%	20,000	21,200
12/15/24	6.125%	117,000	123,727
07/15/25	5.750%	44,000	45,980
Springs Industries, Inc.
06/01/21	6.250%	47,000	48,586
Tempur Sealy International, Inc.
10/15/23	5.625%	32,000	32,240
06/15/26	5.500%	76,000	74,860
Valvoline, Inc.(a)
07/15/24	5.500%	64,000	67,200
Total			633,434
Diversified Manufacturing 0.8%
Entegris, Inc.(a)
04/01/22	6.000%	78,000	81,510
General Electric Co.(b)
Junior Subordinated
12/31/49	5.000%	695,000	724,537
Manitowoc Foodservice, Inc.
02/15/24	9.500%	23,000	26,450
SPX FLOW, Inc.(a)
08/15/24	5.625%	13,000	13,260
08/15/26	5.875%	48,000	49,200
WESCO Distribution, Inc.(a)
06/15/24	5.375%	64,000	65,200
Zekelman Industries, Inc.(a)
06/15/23	9.875%	31,000	35,030
Total			995,187
Electric 0.6%
AES Corp. (The)
07/01/21	7.375%	94,000	105,750
05/15/26	6.000%	18,000	18,630
Calpine Corp.
02/01/24	5.500%	66,000	64,350
Calpine Corp.(a)
06/01/26	5.250%	99,000	99,495
Dynegy, Inc.
11/01/24	7.625%	25,000	23,813
NRG Energy, Inc.
07/15/22	6.250%	56,000	57,680
05/01/24	6.250%	61,000	62,067
NRG Energy, Inc.(a)
05/15/26	7.250%	34,000	35,573
01/15/27	6.625%	61,000	60,542
NRG Yield Operating LLC
08/15/24	5.375%	114,000	116,280
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Yield Operating LLC(a)
09/15/26	5.000%	36,000	35,100
Pattern Energy Group, Inc.(a)
02/01/24	5.875%	61,000	62,220
Total			741,500
Finance Companies 0.6%
Aircastle Ltd.
03/15/21	5.125%	60,000	63,075
04/01/23	5.000%	8,000	8,121
CIT Group, Inc.
05/15/20	5.375%	128,000	136,160
08/01/23	5.000%	38,000	39,615
Navient Corp.
03/25/20	8.000%	7,000	7,525
10/26/20	5.000%	99,000	98,257
07/26/21	6.625%	84,000	85,470
OneMain Financial Holdings LLC(a)
12/15/21	7.250%	122,000	124,592
Park Aerospace Holdings Ltd.(a),(d)
08/15/22	5.250%	28,000	28,700
02/15/24	5.500%	28,000	28,756
Provident Funding Associates LP/Finance Corp.(a)
06/15/21	6.750%	110,000	111,100
Quicken Loans, Inc.(a)
05/01/25	5.750%	51,000	49,088
Springleaf Finance Corp.
10/01/23	8.250%	29,000	30,160
Total			810,619
Food and Beverage 0.6%
B&G Foods, Inc.
06/01/21	4.625%	30,000	30,675
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/26	5.625%	64,000	64,840
Lamb Weston Holdings, Inc.(a)
11/01/24	4.625%	25,000	25,062
11/01/26	4.875%	42,000	42,052
MHP SA(a)
04/02/20	8.250%	200,000	197,000
Pinnacle Foods Finance LLC/Corp.
01/15/24	5.875%	73,000	77,184
Post Holdings, Inc.(a)
12/15/22	6.000%	53,000	55,650
03/15/24	7.750%	56,000	61,985
08/15/26	5.000%	106,000	102,488
Treehouse Foods, Inc.(a)
02/15/24	6.000%	10,000	10,488

6	Columbia Multi-Asset Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WhiteWave Foods Co. (The)
10/01/22	5.375%	66,000	71,775
Total			739,199
Gaming 0.8%
Boyd Gaming Corp.
05/15/23	6.875%	31,000	33,288
Boyd Gaming Corp.(a)
04/01/26	6.375%	20,000	21,450
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	72,000	75,600
04/15/26	5.375%	49,000	51,082
International Game Technology PLC(a)
02/15/22	6.250%	148,000	157,712
Jack Ohio Finance LLC/1 Corp.(a)
11/15/21	6.750%	77,000	78,732
Jacobs Entertainment, Inc.(a),(d)
02/01/24	7.875%	17,000	17,489
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
09/01/26	4.500%	27,000	25,853
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(a)
05/01/24	5.625%	21,000	21,919
MGM Resorts International
12/15/21	6.625%	98,000	109,270
03/15/23	6.000%	92,000	98,900
Penn National Gaming, Inc.(a)
01/15/27	5.625%	18,000	18,023
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/21	6.125%	13,000	13,358
Scientific Games International, Inc.(a)
01/01/22	7.000%	127,000	135,731
Scientific Games International, Inc.
12/01/22	10.000%	102,000	104,511
SugarHouse HSP Gaming LP/Finance Corp.(a)
06/01/21	6.375%	65,000	65,501
Total			1,028,419
Health Care 1.4%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	32,000	32,080
03/01/24	6.500%	32,000	33,240
Alere, Inc.(a)
07/01/23	6.375%	37,000	37,439
Amsurg Corp.
07/15/22	5.625%	24,000	24,720
Change Healthcare Holdings, Inc.
12/31/19	11.000%	58,000	59,885
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Change Healthcare Holdings, Inc.(a)
02/15/21	6.000%	31,000	32,783
DaVita, Inc.
08/15/22	5.750%	138,000	143,347
Envision Healthcare Corp.(a)
12/01/24	6.250%	31,000	32,628
Fresenius Medical Care U.S. Finance II, Inc.(a)
01/31/22	5.875%	132,000	142,560
HCA Holdings, Inc.
Junior Subordinated
02/15/21	6.250%	163,000	174,817
HCA, Inc.
02/15/20	6.500%	97,000	105,972
02/01/25	5.375%	137,000	139,740
02/15/27	4.500%	72,000	71,010
Hologic, Inc.(a)
07/15/22	5.250%	36,000	37,530
MEDNAX, Inc.(a)
12/01/23	5.250%	30,000	30,975
MPH Acquisition Holdings LLC(a)
06/01/24	7.125%	140,000	148,400
Quintiles IMS, Inc.(a)
05/15/23	4.875%	42,000	42,473
10/15/26	5.000%	89,000	89,593
Sterigenics-Nordion Holdings LLC(a)
05/15/23	6.500%	76,000	77,140
Team Health Holdings, Inc.(a),(d)
02/01/25	6.375%	40,000	39,300
Teleflex, Inc.
06/01/26	4.875%	12,000	11,940
Tenet Healthcare Corp.
04/01/21	4.500%	181,000	181,905
04/01/22	8.125%	40,000	40,400
Tenet Healthcare Corp.(a)
01/01/22	7.500%	32,000	34,320
Total			1,764,197
Healthcare Insurance 0.2%
Centene Corp.
02/15/24	6.125%	154,000	163,625
01/15/25	4.750%	24,000	23,685
Molina Healthcare, Inc.
11/15/22	5.375%	58,000	60,030
Total			247,340
Home Construction 0.2%
CalAtlantic Group, Inc.
11/15/24	5.875%	121,000	125,840

Columbia Multi-Asset Income Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Meritage Homes Corp.
04/01/22	7.000%	72,000	79,200
Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/21	5.250%	59,000	60,604
04/15/23	5.875%	24,000	24,930
Toll Brothers Finance Corp.
11/15/25	4.875%	25,000	25,063
Total			315,637
Independent Energy 2.2%
Antero Resources Corp.
12/01/22	5.125%	88,000	88,660
Callon Petroleum Co.(a)
10/01/24	6.125%	32,000	33,880
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	225,000	230,906
Chesapeake Energy Corp.(a)
01/15/25	8.000%	40,000	40,975
Concho Resources, Inc.
04/01/23	5.500%	237,000	245,887
Continental Resources, Inc.
04/15/23	4.500%	55,000	54,313
06/01/24	3.800%	38,000	35,483
CrownRock LP/Finance, Inc.(a)
02/15/23	7.750%	161,000	174,484
Denbury Resources, Inc.(a)
05/15/21	9.000%	56,000	61,180
Diamondback Energy, Inc.(a)
11/01/24	4.750%	18,000	17,978
05/31/25	5.375%	105,000	108,412
Extraction Oil & Gas Holdings LLC/Finance Corp.(a)
07/15/21	7.875%	105,000	112,350
Laredo Petroleum, Inc.
01/15/22	5.625%	9,000	9,135
03/15/23	6.250%	294,000	307,597
MEG Energy Corp.(a)
01/15/25	6.500%	29,000	29,290
Newfield Exploration Co.
01/30/22	5.750%	11,000	11,715
07/01/24	5.625%	69,000	72,623
Oasis Petroleum, Inc.
01/15/23	6.875%	68,000	69,615
Parsley Energy LLC/Finance Corp.(a)
06/01/24	6.250%	70,000	75,250
01/15/25	5.375%	100,000	102,500
PDC Energy, Inc.(a)
09/15/24	6.125%	129,000	134,805
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
QEP Resources, Inc.
05/01/23	5.250%	71,000	70,645
Range Resources Corp.(a)
08/15/22	5.000%	52,000	52,312
RSP Permian, Inc.(a)
01/15/25	5.250%	105,000	107,362
SM Energy Co.
06/01/25	5.625%	19,000	18,525
09/15/26	6.750%	136,000	141,440
Whiting Petroleum Corp.
03/15/21	5.750%	68,000	68,680
04/01/23	6.250%	52,000	52,520
WPX Energy, Inc.
01/15/22	6.000%	202,000	210,080
Total			2,738,602
Integrated Energy 0.2%
Lukoil International Finance BV(a)
11/02/26	4.750%	200,000	200,121
Leisure 0.1%
Live Nation Entertainment, Inc.(a)
11/01/24	4.875%	56,000	56,000
LTF Merger Sub, Inc.(a)
06/15/23	8.500%	53,000	55,650
Silversea Cruise Finance Ltd.(a)
02/01/25	7.250%	24,000	24,665
Total			136,315
Life Insurance 0.2%
MetLife, Inc.
Junior Subordinated
08/01/39	10.750%	155,000	239,863
Prudential Financial, Inc.(b)
Junior Subordinated
09/15/42	5.875%	20,000	21,350
Total			261,213
Lodging 0.2%
Choice Hotels International, Inc.
07/01/22	5.750%	96,000	103,200
Hilton Domestic Operating Co., Inc.(a)
09/01/24	4.250%	35,000	34,344
Hilton Grand Vacations Borrower LLC/Inc.(a)
12/01/24	6.125%	27,000	28,215
Playa Resorts Holding BV(a)
08/15/20	8.000%	107,000	112,885
Total			278,644

8	Columbia Multi-Asset Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.8%
AMC Networks, Inc.
04/01/24	5.000%	29,000	29,580
CBS Radio, Inc.(a)
11/01/24	7.250%	13,000	13,544
Lamar Media Corp.
02/01/26	5.750%	74,000	78,440
Match Group, Inc.
06/01/24	6.375%	85,000	91,162
MDC Partners, Inc.(a)
05/01/24	6.500%	131,000	113,970
Netflix, Inc.
02/15/22	5.500%	107,000	114,624
02/15/25	5.875%	63,000	68,355
Netflix, Inc.(a)
11/15/26	4.375%	156,000	153,075
Nielsen Luxembourg SARL(a)
02/01/25	5.000%	81,000	80,494
Outfront Media Capital LLC/Corp.
02/15/24	5.625%	72,000	75,150
03/15/25	5.875%	56,000	58,590
Univision Communications, Inc.(a)
02/15/25	5.125%	149,000	142,203
Total			1,019,187
Metals and Mining 0.9%
ArcelorMittal (b)
02/25/22	7.250%	95,000	107,350
BHP Billiton Finance USA Ltd.(a),(b)
Junior Subordinated
10/19/75	6.750%	200,000	226,800
Constellium NV(a)
05/15/24	5.750%	116,000	111,650
Freeport-McMoRan, Inc.
03/01/22	3.550%	19,000	17,765
03/15/23	3.875%	37,000	34,132
11/14/24	4.550%	166,000	155,625
Grinding Media, Inc./MC Canada, Inc.(a)
12/15/23	7.375%	41,000	43,306
HudBay Minerals, Inc.(a)
01/15/23	7.250%	17,000	17,978
01/15/25	7.625%	53,000	56,710
Novelis Corp.(a)
08/15/24	6.250%	30,000	31,575
09/30/26	5.875%	124,000	125,860
Teck Resources Ltd.(a)
06/01/24	8.500%	48,000	55,860
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teck Resources Ltd.
07/15/41	6.250%	120,000	123,300
Total			1,107,911
Midstream 1.2%
Cheniere Corpus Christi Holdings LLC(a)
06/30/24	7.000%	38,000	42,418
03/31/25	5.875%	24,000	25,380
Energy Transfer Equity LP
06/01/27	5.500%	184,000	190,440
Holly Energy Partners LP/Finance Corp.(a)
08/01/24	6.000%	130,000	136,175
MPLX LP
12/01/24	4.875%	265,000	277,834
06/01/25	4.875%	16,000	16,775
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/24	5.500%	22,000	22,330
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	52,000	53,300
11/15/23	4.250%	32,000	31,520
03/15/24	6.750%	46,000	50,255
Targa Resources Partners LP/Finance Corp.(a)
02/01/27	5.375%	110,000	113,987
Tesoro Logistics LP/Finance Corp.
10/15/22	6.250%	82,000	87,330
05/01/24	6.375%	24,000	26,040
01/15/25	5.250%	126,000	131,355
Williams Companies, Inc. (The)
01/15/23	3.700%	50,000	49,125
06/24/24	4.550%	229,000	231,862
Total			1,486,126
Oil Field Services 0.2%
Nabors Industries, Inc.(a)
01/15/23	5.500%	13,000	13,585
Precision Drilling Corp.(a)
12/15/23	7.750%	6,000	6,480
SESI LLC
05/01/19	6.375%	33,000	33,124
12/15/21	7.125%	24,000	24,630
Trinidad Drilling Ltd.(a),(d)
02/15/25	6.625%	18,000	18,405
Weatherford International Ltd.
06/15/21	7.750%	75,000	77,437
06/15/23	8.250%	58,000	59,160
Weatherford International Ltd.(a)
02/15/24	9.875%	21,000	22,680
Total			255,501

Columbia Multi-Asset Income Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.(a)
02/01/22	6.250%	33,000	33,248
Other Industry 0.0%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	39,000	40,264
Other REIT 0.0%
Starwood Property Trust, Inc.(a)
12/15/21	5.000%	45,000	45,731
Packaging 0.8%
ARD Finance SA PIK(a)
09/15/23	7.125%	41,000	41,666
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
01/31/21	6.750%	22,000	22,743
05/15/23	4.625%	39,000	39,366
05/15/24	7.250%	137,000	146,761
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a),(d)
02/15/25	6.000%	67,000	67,419
Ball Corp.
12/15/20	4.375%	94,000	98,700
Berry Plastics Corp.
05/15/22	5.500%	30,000	31,200
10/15/22	6.000%	57,000	60,349
07/15/23	5.125%	116,000	118,691
Novolex (a)
01/15/25	6.875%	23,000	23,382
Plastipak Holdings, Inc.(a)
10/01/21	6.500%	82,000	85,588
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	90,000	92,662
02/15/21	6.875%	30,462	31,233
Reynolds Group Issuer, Inc./LLC(a)
07/15/24	7.000%	99,000	105,484
Signode Industrial Group Luxembourg SA/US, Inc.(a)
05/01/22	6.375%	19,000	19,285
Total			984,529
Paper 0.2%
Inversiones CMPC SA(a)
09/15/24	4.750%	200,000	206,058
Pharmaceuticals 0.5%
Endo Finance LLC/Finco, Inc.(a),(b)
02/01/25	6.000%	61,000	49,639
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	52,000	53,962
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/23	6.375%	124,000	131,440
Mallinckrodt International Finance SA/CB LLC(a)
10/15/23	5.625%	22,000	19,498
04/15/25	5.500%	20,000	17,225
Valeant Pharmaceuticals International, Inc.(a)
04/15/25	6.125%	420,000	314,475
Total			586,239
Property & Casualty 0.2%
Alliant Holdings Intermediate LP(a)
08/01/23	8.250%	4,000	4,225
HUB International Ltd.(a)
02/15/21	9.250%	14,000	14,473
10/01/21	7.875%	205,000	214,737
Total			233,435
Railroads 0.3%
BNSF Funding Trust I(b)
Junior Subordinated
12/15/55	6.613%	315,000	359,887
Restaurants 0.2%
BC ULC/New Red Finance, Inc.(a)
01/15/22	4.625%	76,000	77,995
04/01/22	6.000%	36,000	37,509
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/26	5.250%	125,000	126,458
Total			241,962
Retailers 0.4%
Asbury Automotive Group, Inc.
12/15/24	6.000%	69,000	70,552
Dollar Tree, Inc.
03/01/23	5.750%	80,000	84,720
Group 1 Automotive, Inc.
06/01/22	5.000%	52,000	52,650
Group 1 Automotive, Inc.(a)
12/15/23	5.250%	5,000	5,013
Hanesbrands, Inc.(a)
05/15/24	4.625%	27,000	26,730
05/15/26	4.875%	27,000	26,595
Penske Automotive Group, Inc.
12/01/24	5.375%	92,000	92,460
Rite Aid Corp.(a)
04/01/23	6.125%	68,000	70,805

10	Columbia Multi-Asset Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	40,000	41,380
12/01/25	5.625%	15,000	15,675
Total			486,580
Supermarkets 0.1%
Cencosud SA(a)
02/12/45	6.625%	200,000	197,774
Technology 1.5%
Camelot Finance SA(a)
10/15/24	7.875%	34,000	35,955
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a)
06/15/23	5.450%	61,000	65,524
06/15/26	6.020%	80,000	86,374
Equinix, Inc.
01/01/22	5.375%	120,000	126,900
01/15/26	5.875%	121,000	128,562
First Data Corp.(a)
08/15/23	5.375%	60,000	61,800
12/01/23	7.000%	129,000	136,804
01/15/24	5.000%	48,000	48,630
01/15/24	5.750%	183,000	188,719
Infor US, Inc.(a)
08/15/20	5.750%	12,000	12,480
Informatica LLC(a)
07/15/23	7.125%	41,000	39,463
Microsemi Corp.(a)
04/15/23	9.125%	93,000	107,880
MSCI, Inc.(a)
11/15/24	5.250%	70,000	72,555
08/15/25	5.750%	35,000	37,078
08/01/26	4.750%	37,000	36,815
NXP BV/Funding LLC(a)
06/01/21	4.125%	83,000	85,689
06/15/22	4.625%	41,000	43,153
09/01/22	3.875%	3,000	3,049
PTC, Inc.
05/15/24	6.000%	72,000	76,678
Qualitytech LP/Finance Corp.
08/01/22	5.875%	128,000	130,400
Riverbed Technology, Inc.(a)
03/01/23	8.875%	42,000	44,625
Sensata Technologies UK Financing Co. PLC(a)
02/15/26	6.250%	85,000	91,162
Solera LLC/Finance, Inc.(a)
03/01/24	10.500%	71,000	80,763
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VeriSign, Inc.
05/01/23	4.625%	104,000	105,134
Total			1,846,192
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/25	5.250%	56,000	51,240
Carlson Travel, Inc.(a)
12/15/23	6.750%	13,000	13,504
Global Ports Finance PLC(a)
09/22/23	6.500%	300,000	303,750
Hertz Corp. (The)(a)
10/15/24	5.500%	99,000	83,160
Total			451,654
Wireless 1.6%
Comcel Trust(a)
02/06/24	6.875%	200,000	209,500
SBA Communications Corp.(a)
09/01/24	4.875%	322,000	314,304
SFR Group SA(a)
05/01/26	7.375%	259,000	265,799
Sprint Communications, Inc.(a)
03/01/20	7.000%	158,000	171,627
Sprint Corp.
06/15/24	7.125%	280,000	292,600
02/15/25	7.625%	127,000	136,128
T-Mobile USA, Inc.
04/01/23	6.625%	240,000	255,048
01/15/24	6.500%	19,000	20,474
03/01/25	6.375%	87,000	94,069
01/15/26	6.500%	145,000	159,319
Wind Acquisition Finance SA(a)
07/15/20	4.750%	44,000	44,770
04/23/21	7.375%	21,000	21,838
Total			1,985,476
Wirelines 0.9%
CenturyLink, Inc.
04/01/25	5.625%	189,000	179,550
Frontier Communications Corp.
09/15/20	8.875%	59,000	62,835
09/15/22	10.500%	25,000	26,047
01/15/23	7.125%	228,000	204,060
09/15/25	11.000%	146,000	147,642
Level 3 Communications, Inc.
12/01/22	5.750%	48,000	49,680

Columbia Multi-Asset Income Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Financing, Inc.
08/15/22	5.375%	100,000	103,250
01/15/24	5.375%	13,000	13,195
Level 3 Financing, Inc.(a)
03/15/26	5.250%	51,000	50,809
Telecom Italia SpA(a)
05/30/24	5.303%	51,000	51,255
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	116,000	121,220
05/15/25	6.375%	54,000	57,139
Zayo Group LLC/Capital, Inc.(a)
01/15/27	5.750%	50,000	51,190
Total			1,117,872
Total Corporate Bonds & Notes (Cost $32,950,500)			33,422,063

Equity-Linked Notes 23.1%
Issuer	Coupon Rate	Shares	Value ($)
Barclays Bank PLC(a)
(linked to common stock of Graphic Packaging Holding Co.)
04/13/17	8.250%	3,100	38,688
(linked to common stock of Leidos Holdings, Inc.)
02/08/17	11.880%	760	35,439
BNP Paribas(a)
(linked to a basket of 40 US common stocks)
06/06/17	14.150%	4,017	4,073,238
Credit Suisse AG(a)
(linked to common stock of Kansas City Southern)
04/13/17	12.250%	488	41,163
(linked to common stock of United Continental Holdings, Inc.)
02/22/17	12.250%	428	28,047
Deutsche Bank AG(a)
(linked to common stock of American Airlines Group, Inc.)
02/10/17	12.500%	604	26,726
(linked to common stock of Delta Air Lines, Inc.)
02/22/17	11.360%	574	27,022
(linked to common stock of Eastman Chemical Co.)
02/10/17	9.800%	278	21,716
HSBC Bank USA NA(a)
(linked to a basket of 37 common stocks)
02/10/17	14.960%	4,210	4,180,530
JPMorgan Chase Bank NA(a)
(linked to a basket of 37 common stocks)
03/31/17	13.000%	4,120	4,088,029
(linked to common stock of WestRock Co.)
02/21/17	15.930%	750	38,340
Equity-Linked Notes (continued)
Issuer	Coupon Rate	Shares	Value ($)
Morgan Stanley BV(a)
(linked to a basket of 40 common stocks)
03/09/17	12.320%	4,121	4,049,995
Nomura International Funding Pte. Ltd(a)
(linked to a basket of 40 US common stocks)
07/12/17	13.450%	41,400	4,141,656
Royal Bank of Canada(a)
(linked to a basket of 38 US common stocks)
05/05/17	14.430%	4,052	4,182,069
Societe Generale SA(a)
(linked to common stock of CF Industries Holdings, Inc.)
02/03/17	18.760%	971	28,880
UBS AG(a)
(linked to a basket of 40 common stocks)
02/10/17	11.740%	4,340	4,137,843
Total Equity-Linked Notes (Cost $29,265,394)			29,139,381

Exchange-Traded Funds 7.8%
	Shares	Value ($)
SPDR Blackstone/GSO Senior Loan ETF	121,414	5,768,379
SPDR Bloomberg Barclays Convertible Securities ETF	27,414	1,287,361
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	68,668	2,742,518
Total Exchange-Traded Funds (Cost $9,975,715)		9,798,258

Foreign Government Obligations(e) 11.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Argentina 0.7%
Argentina Republic Government International Bond(a)
04/22/21	6.875%	200,000	212,400
City of Buenos Aires Argentina(a)
06/01/27	7.500%	250,000	254,375
Provincia de Buenos Aires(a)
03/16/24	9.125%	295,000	321,550
Provincia de Cordoba(a)
06/10/21	7.125%	150,000	153,750
Total			942,075
Brazil 0.9%
Brazilian Government International Bond
01/07/25	4.250%	300,000	291,000
01/07/41	5.625%	650,000	602,875
Petrobras Global Finance BV
01/27/21	5.375%	200,000	201,750
Total			1,095,625

12	Columbia Multi-Asset Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2017 (Unaudited)
Foreign Government Obligations(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colombia 0.4%
Ecopetrol SA
01/16/25	4.125%	100,000	94,638
06/26/26	5.375%	200,000	200,000
09/18/43	7.375%	260,000	266,812
Total			561,450
Costa Rica 0.3%
Costa Rica Government International Bond(a)
03/12/45	7.158%	400,000	389,108
Croatia 0.3%
Hrvatska Elektroprivreda(a)
10/23/22	5.875%	400,000	420,190
Dominican Republic 0.9%
Banco de Reservas de la Republica Dominicana(a)
Subordinated
02/01/23	7.000%	150,000	150,272
02/01/23	7.000%	150,000	150,271
Dominican Republic International Bond(a)
01/29/26	6.875%	400,000	428,000
04/20/27	8.625%	300,000	345,381
Total			1,073,924
Ecuador 0.2%
Ecuador Government International Bond(a)
03/28/22	10.750%	250,000	280,549
Egypt 0.2%
Egypt Government International Bond(a)
01/31/27	7.500%	300,000	300,750
El Salvador 0.2%
El Salvador Government International Bond(a)
01/18/27	6.375%	320,000	280,800
Gabon 0.1%
Gabon Government International Bond(a)
12/12/24	6.375%	200,000	183,602
Georgia 0.2%
Georgian Railway JSC(a)
07/11/22	7.750%	200,000	218,000
Ghana 0.2%
Ghana Government International Bond(a)
01/18/26	8.125%	200,000	195,162
Honduras 0.3%
Honduras Government International Bond(a)
03/15/24	7.500%	400,000	433,628
Foreign Government Obligations(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hungary 0.3%
Hungary Government International Bond
03/29/41	7.625%	100,000	139,376
MFB Magyar Fejlesztesi Bank Zrt.(a)
10/21/20	6.250%	200,000	220,250
Total			359,626
Indonesia 1.3%
PT Pertamina Persero(a)
05/03/22	4.875%	600,000	620,821
05/27/41	6.500%	500,000	528,750
PT Perusahaan Listrik Negara(a)
11/22/21	5.500%	500,000	535,950
Total			1,685,521
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
03/03/28	6.375%	200,000	194,584
Jamaica 0.2%
Jamaica Government International Bond
04/28/28	6.750%	200,000	221,214
Kazakhstan 0.3%
Kazakhstan Government International Bond(a)
07/21/45	6.500%	200,000	234,500
KazMunayGas National Co. JSC(a)
07/02/18	9.125%	100,000	108,000
Total			342,500
Mexico 1.3%
Petroleos Mexicanos
06/02/41	6.500%	1,800,000	1,673,100
Pakistan 0.2%
Pakistan Government International Bond(a)
04/15/24	8.250%	200,000	221,754
Russian Federation 0.6%
Gazprom Neft OAO Via GPN Capital SA(a)
09/19/22	4.375%	200,000	199,500
Gazprom OAO Via Gaz Capital SA(a)
02/06/28	4.950%	200,000	195,572
Russian Foreign Bond - Eurobond(a)
04/04/22	4.500%	400,000	417,548
Total			812,620
Senegal 0.2%
Senegal Government International Bond(a)
07/30/24	6.250%	200,000	196,956

Columbia Multi-Asset Income Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2017 (Unaudited)
Foreign Government Obligations(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Serbia 0.2%
Serbia International Bond(a)
12/03/18	5.875%	200,000	209,750
Trinidad and Tobago 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/19	9.750%	100,000	105,500
08/14/19	9.750%	250,000	263,750
Total			369,250
Turkey 0.6%
Export Credit Bank of Turkey(a)
09/23/21	5.000%	300,000	291,000
Turkey Government International Bond
03/17/36	6.875%	400,000	414,000
Total			705,000
Venezuela 0.5%
Petroleos de Venezuela SA(a)
11/17/21	9.000%	117,772	67,130
05/16/24	6.000%	700,000	282,450
Venezuela Government International Bond(a)
10/13/19	7.750%	220,000	132,550
05/07/23	9.000%	250,000	126,575
Total			608,705
Total Foreign Government Obligations (Cost $14,142,266)			13,975,443

Limited Partnerships 4.3%
Issuer	Shares	Value ($)
Energy 4.0%
Oil, Gas & Consumable Fuels 4.0%
Buckeye Partners LP	2,620	182,640
Cheniere Energy Partners LP	6,620	196,945
DCP Midstream Partners LP	10,835	421,157
Energy Transfer Partners LP	13,813	526,966
Enterprise Products Partners LP	27,016	765,363
MPLX LP	11,308	428,008
PBF Logistics LP	18,293	360,372
Phillips 66 Partners LP	4,000	224,680
Plains All American Pipeline LP	12,500	392,375
Sunoco Logistics Partners LP	6,198	158,173
Tesoro Logistics LP	6,298	364,528
Valero Energy Partners LP	4,713	227,025
Limited Partnerships (continued)
Issuer	Shares	Value ($)
Western Gas Partners LP	6,171	378,776
Williams Partners LP	11,481	471,180
Total		5,098,188
Total Energy		5,098,188
Utilities 0.3%
Gas Utilities 0.3%
AmeriGas Partners LP	6,986	343,781
Total Utilities		343,781
Total Limited Partnerships (Cost $5,778,317)		5,441,969

Residential Mortgage-Backed Securities - Agency 3.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
01/01/45	3.500%	554,922	569,871
Federal Home Loan Mortgage Corp.(b),(f)
CMO IO Series 311 Class S1
08/15/43	5.183%	3,273,066	672,414
CMO IO Series 326 Class S2
03/15/44	5.183%	2,642,377	532,409
Federal Home Loan Mortgage Corp.(f)
CMO IO Series 4098 Class AI
05/15/39	3.500%	2,735,466	305,204
CMO IO Series 4121 Class IA
01/15/41	3.500%	1,841,212	249,755
Federal National Mortgage Association(f)
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	383,981	50,787
Federal National Mortgage Association(b),(f)
CMO IO Series 2013-101 Class CS
10/25/43	5.129%	1,579,200	354,207
CMO IO Series 2016-45 Class AS
07/25/46	5.229%	478,580	109,878
CMO IO Series 2016-50 Class GS
08/25/46	5.179%	1,864,022	401,237
CMO IO Series 2016-62 Class AS
09/25/46	1.901%	4,462,804	302,386
Government National Mortgage Association(f)
CMO IO Series 2015-53 Class EI
04/16/45	3.500%	3,411,520	588,917
Total Residential Mortgage-Backed Securities - Agency (Cost $4,329,501)			4,137,065

14	Columbia Multi-Asset Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 6.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust I LLC(a)
Series 2016-1 Class A1
07/25/46	3.500%	404,888	401,159
Angel Oak Mortgage Trust LLC(a)
Series 2015-1
11/25/45	4.500%	224,258	225,359
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL1 Class A1
01/28/32	3.598%	300,000	300,000
CAM Mortgage Trust(a)
CMO Series 2016-2 Class A1
06/15/57	3.250%	267,879	265,864
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO IO Series 2015-A Class A1IO
06/25/58	1.000%	6,618,865	170,579
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2014-C Class A
02/25/54	3.250%	1,063,853	1,028,118
CMO Series 2015-A Class B3
06/25/58	4.500%	240,528	223,176
Series 2013-11 Class 3A3
09/25/34	3.078%	203,054	189,597
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/46	3.500%	354,814	357,919
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 1A5
08/27/37	4.000%	200,000	196,458
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	200,715	204,323
CMO Series 2014-RPL4 Class A2
08/25/62	4.806%	1,000,000	979,581
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2016-NPL6 Class A1
10/25/31	3.500%	963,593	967,472
RBSSP Resecuritization Trust(a),(b)
CMO Series 2010-1 Class 3A2
08/26/35	3.045%	250,000	243,495
Selene Non-Performing Loans LLC(a),(b)
CMO Series 2014-1A Class A
05/25/54	2.981%	57,394	57,267
Vericrest Opportunity Loan Transferee XLVIII LLC(a)
Series 2016-NPL8 Class A1
07/25/46	3.500%	936,750	934,406
Vericrest Opportunity Loan Transferee XXXV LLC(a)
CMO Series 2016-NPL9 Class A1
09/25/46	3.500%	475,241	473,096
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VML LLC(a)
CMO Series 2014-NPL1 Class A1
04/27/54	3.875%	330,887	331,592
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $7,586,463)			7,549,461

Senior Loans 0.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.1%
Serta Simmons Holdings, LLC(b),(d),(g)
2nd Lien Term Loan
11/08/24	9.000%	102,825	103,939
Technology 0.0%
Ancestry.com Operations, Inc.(b),(g)
2nd Lien Term Loan
10/19/24	9.250%	22,926	23,470
Kronos, Inc.(b),(g)
2nd Lien Term Loan
11/01/24	9.284%	33,000	34,056
Total			57,526
Total Senior Loans (Cost $157,444)			161,465

U.S. Treasury Obligations 2.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/29	5.250%	256,000	327,140
02/15/36	4.500%	57,000	72,020
02/15/38	4.375%	30,000	37,276
02/15/39	3.500%	236,000	258,116
11/15/39	4.375%	284,000	350,751
02/15/41	4.750%	23,000	29,993
08/15/42	2.750%	527,000	499,374
05/15/43	2.875%	361,000	349,662
05/15/44	3.375%	419,000	445,024
08/15/44	3.125%	163,000	165,267
11/15/44	3.000%	163,000	161,287
02/15/45	2.500%	62,000	55,362
02/15/46	2.500%	840,000	747,764
08/15/46	2.250%	34,000	28,597
Total U.S. Treasury Obligations (Cost $3,898,089)			3,527,633

Columbia Multi-Asset Income Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2017 (Unaudited)
Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.662%(h),(i)	4,654,035	4,654,035
Total Money Market Funds (Cost $4,654,035)		4,654,035
Total Investments (Cost: $125,104,538)		124,824,695
Other Assets & Liabilities, Net		1,242,610
Net Assets		126,067,305
At January 31, 2017, securities and/or cash totaling $611,250 were pledged as collateral.
Futures contracts outstanding at January 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 E-mini	83	USD	9,439,175	03/2017	160,032	—
U.S. Treasury 10-Year Note	74	USD	9,210,687	03/2017	25,253	—
U.S. Ultra Bond	17	USD	2,731,688	03/2017	—	(22,346)
Total			21,381,550		185,285	(22,346)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $65,519,759 or 51.97% of net assets.
(b)	Variable rate security.
(c)	Non-income producing investment.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	Principal and interest may not be guaranteed by the government.
(f)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.662%	3,386,008	73,715,720	(72,447,693)	4,654,035	5	15,096	4,654,035
Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
16	Columbia Multi-Asset Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2017 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
125,105,000	3,032,000	(3,312,000)	(280,000)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Multi-Asset Income Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	750,047	—	—	750,047
Commercial Mortgage-Backed Securities - Non-Agency	—	1,644,085	—	—	1,644,085
Common Stocks
Consumer Discretionary	99,617	—	—	—	99,617
Consumer Staples	767,892	238,605	—	—	1,006,497
Energy	1,754,412	223,479	—	—	1,977,891
Financials	426,691	—	—	—	426,691
Health Care	589,209	83,561	—	—	672,770
Industrials	96,112	57,537	—	—	153,649
Information Technology	886,425	30,497	—	—	916,922
Materials	192,309	—	—	—	192,309
Real Estate	4,064,256	—	—	—	4,064,256
Telecommunication Services	534,680	54,858	—	—	589,538
Utilities	502,069	21,581	—	—	523,650
Total Common Stocks	9,913,672	710,118	—	—	10,623,790
Corporate Bonds & Notes	—	33,422,063	—	—	33,422,063
Equity-Linked Notes	—	29,139,381	—	—	29,139,381
Exchange-Traded Funds	9,798,258	—	—	—	9,798,258
Foreign Government Obligations	—	13,975,443	—	—	13,975,443
Limited Partnerships
Energy	5,098,188	—	—	—	5,098,188
Utilities	343,781	—	—	—	343,781
Total Limited Partnerships	5,441,969	—	—	—	5,441,969
Residential Mortgage-Backed Securities - Agency	—	4,137,065	—	—	4,137,065
Residential Mortgage-Backed Securities - Non-Agency	—	7,191,542	357,919	—	7,549,461
Senior Loans	—	161,465	—	—	161,465
U.S. Treasury Obligations	3,527,633	—	—	—	3,527,633
Money Market Funds	—	—	—	4,654,035	4,654,035
Total Investments	28,681,532	91,131,209	357,919	4,654,035	124,824,695
Derivatives
Asset
Futures Contracts	185,285	—	—	—	185,285
Liability
Futures Contracts	(22,346)	—	—	—	(22,346)
Total	28,844,471	91,131,209	357,919	4,654,035	124,987,634
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage-backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
18	Columbia Multi-Asset Income Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Small Cap Value Fund I, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 100.2%
Issuer	Shares	Value ($)
Consumer Discretionary 10.5%
Auto Components 2.7%
Cooper Tire & Rubber Co.	156,096	5,658,480
Gentherm, Inc.(a)	84,006	2,973,813
Modine Manufacturing Co.(a)	221,817	3,016,711
Tenneco, Inc.(a)	72,929	4,919,061
Total		16,568,065
Automobiles 0.5%
Winnebago Industries, Inc.	87,683	2,753,246
Hotels, Restaurants & Leisure 0.2%
Ignite Restaurant Group, Inc.(a)	328,278	193,684
Marcus Corp. (The)	37,620	1,115,433
Total		1,309,117
Household Durables 2.2%
Cavco Industries, Inc.(a)	29,187	2,867,623
Ethan Allen Interiors, Inc.	97,830	2,846,853
Hooker Furniture Corp.	59,970	1,991,004
Lifetime Brands, Inc.	118,599	1,773,055
UCP, Inc., Class A(a)	349,281	3,964,339
Total		13,442,874
Leisure Products 0.7%
Johnson Outdoors, Inc., Class A	53,636	1,849,369
Malibu Boats, Inc., Class A(a)	141,042	2,617,740
Total		4,467,109
Media 1.6%
AMC Entertainment Holdings, Inc., Class A	154,981	5,230,609
Lions Gate Entertainment Corp.	77,910	2,241,470
Lions Gate Entertainment Corp.(a)	77,910	2,087,209
Total		9,559,288
Specialty Retail 1.1%
Aaron’s, Inc.(a)	134,901	4,173,837
DSW, Inc., Class A	103,360	2,187,098
Total		6,360,935
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.5%
Deckers Outdoor Corp.(a)	31,919	1,838,534
Oxford Industries, Inc.	33,455	1,840,694
Skechers U.S.A., Inc., Class A(a)	135,480	3,403,258
Steven Madden Ltd.(a)	55,885	1,967,152
Total		9,049,638
Total Consumer Discretionary		63,510,272
Consumer Staples 2.0%
Food & Staples Retailing 0.6%
Andersons, Inc. (The)	94,230	3,557,183
Food Products 1.0%
Fresh Del Monte Produce, Inc.	62,990	3,606,177
Sanderson Farms, Inc.	25,700	2,338,700
Total		5,944,877
Personal Products 0.4%
Inter Parfums, Inc.	74,772	2,549,725
Total Consumer Staples		12,051,785
Energy 7.6%
Energy Equipment & Services 2.3%
Aspen Aerogels, Inc.(a)	446,888	2,082,498
C&J Energy Services, Inc.(a)	70,560	3,115,224
CARBO Ceramics, Inc.(a)	184,912	2,625,751
Dawson Geophysical Co.(a)	187,350	1,483,812
Geospace Technologies Corp.(a)	82,657	1,929,214
Natural Gas Services Group, Inc.(a)	81,954	2,352,080
Total		13,588,579
Oil, Gas & Consumable Fuels 5.3%
Alon USA Energy, Inc.	208,399	2,346,573
Callon Petroleum Co.(a)	235,481	3,598,150
Cobalt International Energy, Inc.(a)	1,334,346	1,308,727
Contango Oil & Gas Co.(a)	271,081	2,195,756
CVR Energy, Inc.	105,230	2,337,158
Earthstone Energy, Inc.(a)	149,926	1,952,036
Eclipse Resources Corp.(a)	773,052	1,901,708
Gulfport Energy Corp.(a)	133,210	2,784,089
Jones Energy, Inc., Class A(a)	465,243	2,070,331
Sanchez Energy Corp.(a)	173,290	2,297,825
SM Energy Co.(a)	136,340	4,159,733

Columbia Small Cap Value Fund I | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synergy Resources Corp.(a)	378,775	3,261,253
WPX Energy, Inc.(a)	132,130	1,840,571
Total		32,053,910
Total Energy		45,642,489
Financials 34.6%
Banks 19.0%
BancFirst Corp.	58,122	5,483,811
BankUnited, Inc.	131,306	5,015,889
Banner Corp.	93,471	5,245,593
Boston Private Financial Holdings, Inc.	306,737	5,061,160
Bridge Bancorp, Inc.	77,497	2,801,517
Brookline Bancorp, Inc.	257,763	4,059,767
Capital City Bank Group, Inc.	144,809	2,996,098
Centerstate Banks, Inc.	229,409	5,595,286
Columbia Banking System, Inc.	121,593	4,834,538
Community Trust Bancorp, Inc.	63,937	2,957,086
FCB Financial Holdings, Inc., Class A(a)	107,933	5,067,454
First Citizens BancShares Inc., Class A(a)	21,671	7,947,623
First Financial Corp.	66,010	3,191,583
First NBC Bank Holding Co.(a)	592,825	2,371,300
First of Long Island Corp. (The)	110,460	2,993,466
Heritage Financial Corp.	69,953	1,783,802
Investors Bancorp, Inc.	429,572	6,164,358
National Bank Holdings Corp., Class A	109,620	3,562,650
Northrim BanCorp, Inc.	130,906	3,698,094
Sierra Bancorp	60,742	1,625,456
Synovus Financial Corp.(a)	72,710	3,030,553
Towne Bank	178,520	5,748,344
Trustmark Corp.	165,239	5,555,335
UMB Financial Corp.	91,750	7,077,595
Union Bankshares Corp.	107,674	3,958,096
Webster Financial Corp.	133,430	7,007,744
Total		114,834,198
Capital Markets 1.6%
GAIN Capital Holdings, Inc.	420,850	3,160,584
INTL FCStone, Inc.(a)	102,360	3,775,037
Moelis & Co., ADR, Class A	74,892	2,553,817
Total		9,489,438
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.0%
Enova International, Inc.(a)	153,252	2,160,853
FirstCash, Inc.	87,408	3,732,322
Total		5,893,175
Diversified Financial Services 0.3%
Pico Holdings, Inc.(a)	155,417	2,214,692
Insurance 6.6%
American Equity Investment Life Holding Co.	263,240	6,212,464
Baldwin & Lyons, Inc., Class B	93,341	2,240,184
EMC Insurance Group, Inc.	88,451	2,578,347
Employers Holdings, Inc.	110,024	4,010,375
FBL Financial Group, Inc., Class A	62,816	4,384,557
Global Indemnity Ltd(a)	53,120	2,098,771
Heritage Insurance Holdings, Inc.	153,557	2,177,438
Horace Mann Educators Corp.	73,041	3,020,245
National Western Life Group, Inc., Class A(a)	17,324	5,078,531
Navigators Group, Inc. (The)(a)	75,730	4,252,239
United Fire Group, Inc.	80,230	3,786,856
Total		39,840,007
Mortgage Real Estate Investment Trusts (REITS) 0.9%
Altisource Residential Corp.	263,689	3,201,184
Resource Capital Corp.	259,280	2,131,282
Total		5,332,466
Thrifts & Mortgage Finance 5.2%
HomeStreet, Inc.(a)	142,958	3,745,500
MGIC Investment Corp.(a)	612,930	6,527,704
Provident Financial Holdings, Inc.	83,910	1,554,852
Radian Group, Inc.(a)	362,920	6,677,728
Washington Federal, Inc.	165,463	5,435,459
Western New England Bancorp, Inc.	365,877	3,549,007
WSFS Financial Corp.	87,492	3,963,388
Total		31,453,638
Total Financials		209,057,614

2	Columbia Small Cap Value Fund I | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 9.7%
Biotechnology 4.7%
ACADIA Pharmaceuticals, Inc.(a)	90,540	3,131,779
bluebird bio, Inc.(a)	51,170	3,812,165
Coherus Biosciences, Inc.(a)	77,590	2,164,761
Dynavax Technologies Corp.(a)	349,691	1,433,733
Eagle Pharmaceuticals, Inc.(a)	41,179	2,849,999
Exelixis, Inc.(a)	146,750	2,659,110
Juno Therapeutics, Inc.(a)	126,221	2,693,556
Keryx Biopharmaceuticals, Inc.(a)	363,187	1,812,303
Novavax, Inc.(a)	665,220	871,438
PTC Therapeutics, Inc.(a)	141,061	1,847,899
Puma Biotechnology, Inc.(a)	75,836	2,457,087
Spark Therapeutics, Inc.(a)	46,020	2,902,021
Total		28,635,851
Health Care Equipment & Supplies 1.2%
Alere, Inc.(a)	100,170	3,706,290
Quotient Ltd.(a)	208,599	1,347,550
Sientra, Inc.(a)	279,931	2,404,607
Total		7,458,447
Health Care Providers & Services 0.4%
Molina Healthcare, Inc.(a)	38,970	2,210,378
Life Sciences Tools & Services 0.4%
PAREXEL International Corp.(a)	30,480	2,160,727
Pharmaceuticals 3.0%
Aerie Pharmaceuticals, Inc.(a)	51,980	2,281,922
Akorn, Inc.(a)	116,091	2,217,338
BioDelivery Sciences International, Inc.(a)	1,571,693	3,064,801
Flex Pharma, Inc.(a)	199,684	870,622
Impax Laboratories, Inc.(a)	318,050	4,182,357
Lannett Co., Inc.(a)	83,510	1,682,727
Pacira Pharmaceuticals, Inc.(a)	25,820	992,779
Supernus Pharmaceuticals, Inc.(a)	113,811	3,078,588
Total		18,371,134
Total Health Care		58,836,537
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 13.8%
Building Products 1.2%
Simpson Manufacturing Co., Inc.	94,500	4,112,640
Universal Forest Products, Inc.	30,043	3,055,674
Total		7,168,314
Commercial Services & Supplies 0.6%
Unifirst Corp.(a)	29,115	3,723,808
Construction & Engineering 0.5%
Northwest Pipe Co.(a)	167,605	3,209,636
Electrical Equipment 1.5%
Babcock & Wilcox Enterprises Inc(a)	153,020	2,546,253
Encore Wire Corp.(a)	82,346	3,479,118
General Cable Corp.	143,460	2,912,238
Total		8,937,609
Industrial Conglomerates 0.4%
Raven Industries, Inc.	90,730	2,272,787
Machinery 6.6%
Albany International Corp., Class A	80,841	3,835,905
Altra Industrial Motion Corp.	96,946	3,616,086
DMC Global Inc	181,307	2,891,847
EnPro Industries, Inc.	45,926	3,118,835
Gorman-Rupp Co.	77,675	2,521,330
Hardinge, Inc.	84,846	899,368
Kadant, Inc.	36,737	2,262,999
LB Foster Co., Class A	115,368	1,730,520
Lydall, Inc.(a)	65,653	4,004,833
Mueller Industries, Inc.	122,432	4,929,112
Standex International Corp.	40,644	3,544,157
Titan International, Inc.(a)	228,244	3,033,363
Wabash National Corp.(a)	184,500	3,256,425
Total		39,644,780
Professional Services 0.9%
FTI Consulting, Inc.(a)	75,790	3,193,790
TrueBlue, Inc.(a)	94,717	2,344,246
Total		5,538,036

Columbia Small Cap Value Fund I | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.1%
Heartland Express, Inc.(a)	72,080	1,484,848
Landstar System, Inc.(a)	26,462	2,238,685
Werner Enterprises, Inc.	93,299	2,621,702
Total		6,345,235
Trading Companies & Distributors 1.0%
CAI International, Inc.(a)	141,166	2,278,419
Houston Wire & Cable Co.	206,675	1,519,061
Textainer Group Holdings Ltd.	167,239	2,408,242
Total		6,205,722
Total Industrials		83,045,927
Information Technology 8.6%
Communications Equipment 0.9%
Digi International, Inc.(a)	182,638	2,383,426
Plantronics, Inc.	55,560	3,143,585
Total		5,527,011
Electronic Equipment, Instruments & Components 2.6%
AVX Corp.	202,262	3,276,644
Benchmark Electronics, Inc.(a)	147,190	4,504,014
Fitbit, Inc., Class A(a)	265,247	1,594,135
MTS Systems Corp.	42,937	2,494,640
OSI Systems, Inc.(a)	49,930	3,728,273
Total		15,597,706
Internet Software & Services 0.7%
WebMD Health Corp.(a)	82,714	4,126,601
IT Services 1.0%
Mantech International Corp., Class A	69,167	2,693,363
TeleTech Holdings, Inc.	102,877	3,045,159
Total		5,738,522
Semiconductors & Semiconductor Equipment 2.3%
Entegris, Inc.(a)	270,342	5,068,912
IXYS Corp.	222,740	2,695,154
MACOM Technology Solutions Holdings, Inc.(a)	80,381	3,822,117
Silicon Laboratories, Inc.(a)	37,380	2,437,176
Total		14,023,359
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 0.7%
MicroStrategy, Inc., Class A(a)	12,000	2,415,600
Silver Spring Networks, Inc.(a)	161,910	2,069,210
Total		4,484,810
Technology Hardware, Storage & Peripherals 0.4%
Stratasys Ltd.(a)	117,486	2,316,824
Total Information Technology		51,814,833
Materials 5.9%
Chemicals 1.7%
Flotek Industries, Inc.(a)	239,190	2,528,239
Olin Corp.	155,820	4,084,042
Tronox Ltd., Class A	281,237	3,521,087
Total		10,133,368
Containers & Packaging 0.5%
Greif, Inc., Class A	47,779	2,751,115
Metals & Mining 3.1%
Allegheny Technologies, Inc.	173,247	3,764,657
Commercial Metals Co.	209,330	4,276,612
Ferroglobe PLC	362,520	3,810,085
Olympic Steel, Inc.(a)	38,001	855,023
TimkenSteel Corp.(a)	162,360	2,737,390
Universal Stainless & Alloy Products, Inc.(a)	203,648	3,437,578
Total		18,881,345
Paper & Forest Products 0.6%
Louisiana-Pacific Corp.(a)	197,088	3,770,293
Total Materials		35,536,121
Real Estate 5.6%
Equity Real Estate Investment Trusts (REITS) 5.6%
Chesapeake Lodging Trust	231,114	5,916,518
CoreCivic, Inc.	59,970	1,741,529
EastGroup Properties, Inc.	37,758	2,672,134
GEO Group, Inc. (The)	62,780	2,606,626
Getty Realty Corp.	108,720	2,803,889
LaSalle Hotel Properties	185,430	5,594,423
National Health Investors, Inc.	28,080	2,077,639

4	Columbia Small Cap Value Fund I | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Potlatch Corp.	73,775	3,039,530
Sunstone Hotel Investors, Inc.	520,155	7,656,681
Total		34,108,969
Total Real Estate		34,108,969
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.2%
magicJack VocalTec Ltd.(a)	176,247	1,260,166
Wireless Telecommunication Services 0.5%
Shenandoah Telecommunications Co.	107,546	2,930,628
Total Telecommunication Services		4,190,794
Utilities 1.2%
Electric Utilities 0.4%
IDACORP, Inc.	31,094	2,488,142
Gas Utilities 0.7%
Southwest Gas Corp.	47,215	3,804,113
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.1%
Consolidated Water Co., Ltd.	73,045	752,363
Total Utilities		7,044,618
Total Common Stocks (Cost $387,693,622)		604,839,959

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.662%(b),(c)	560,545	560,545
Total Money Market Funds (Cost $560,545)		560,545
Total Investments (Cost: $388,254,167)		605,400,504
Other Assets & Liabilities, Net		(1,814,949)
Net Assets		603,585,555

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.662%	10,221,763	100,854,391	(110,515,609)	560,545	397	17,597	560,545
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
388,254,000	229,065,000	(11,918,000)	217,147,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Columbia Small Cap Value Fund I | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	63,510,272	—	—	—	63,510,272
Consumer Staples	12,051,785	—	—	—	12,051,785
Energy	42,527,265	3,115,224	—	—	45,642,489
Financials	209,057,614	—	—	—	209,057,614
Health Care	58,836,537	—	—	—	58,836,537
Industrials	83,045,927	—	—	—	83,045,927
Information Technology	51,814,833	—	—	—	51,814,833
Materials	35,536,121	—	—	—	35,536,121
Real Estate	34,108,969	—	—	—	34,108,969
Telecommunication Services	4,190,794	—	—	—	4,190,794
Utilities	7,044,618	—	—	—	7,044,618
Total Common Stocks	601,724,735	3,115,224	—	—	604,839,959
Money Market Funds	—	—	—	560,545	560,545
Total Investments	601,724,735	3,115,224	—	560,545	605,400,504
6	Columbia Small Cap Value Fund I | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia Small Cap Value Fund I | Quarterly Report 2017	7

Portfolio of Investments
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Agency 2.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2012-20C Class 1
03/01/32	2.510%	865,348	860,234
Series 2012-20G Class 1
07/01/32	2.380%	1,299,911	1,289,968
Series 2012-20L Class 1
12/01/32	1.930%	1,478,585	1,424,444
Series 2013-20A Class 1
01/01/33	2.130%	3,379,194	3,284,408
Series 2013-20C Class 1
03/01/33	2.220%	7,586,199	7,393,357
Series 2014-20D Class 1
04/01/34	3.110%	3,456,387	3,527,706
Series 2014-20F Class 1
06/01/34	2.990%	3,583,283	3,635,842
Series 2015-20C Class 1
03/01/35	2.720%	1,428,995	1,422,161
Series 2016-20F Class 1
06/01/36	2.180%	13,707,393	13,252,659
Series 2016-20K Class 1
11/01/36	2.570%	8,860,000	8,785,872
Series 2016-20L Class 1
12/01/36	2.810%	10,900,000	10,889,349
Total Asset-Backed Securities — Agency (Cost $56,411,034)			55,766,000

Asset-Backed Securities — Non-Agency 17.7%

A Voce CLO Ltd.(a),(b)
Series 2014-1A Class A1B
07/15/26	2.483%	4,690,000	4,689,991
Ally Master Owner Trust(b)
Series 2014-5 Class A1
10/15/19	1.258%	1,590,000	1,592,041
AmeriCredit Automobile Receivables Trust(b)
Series 2016-2 Class A2B
10/08/19	1.466%	1,909,359	1,912,234
Apidos CLO XIX(a),(b)
Series 2014-19A Class A2
10/17/26	3.023%	16,500,000	16,489,060
Ares XXX CLO Ltd.(a),(b)
Series 2014-30A Class A2
04/20/23	1.880%	2,013,572	2,007,374
ARI Fleet Lease Trust(a)
Series 2014-A Class A2
11/15/22	0.810%	119,521	119,449
Ascentium Equipment Receivables LLC(a)
Series 2015-2A Class A2
12/11/17	1.570%	539,436	539,447
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avery Point VII CLO Ltd.(a),(b)
01/15/28	7.623%	1,400,000	1,408,837
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2015-2A Class A
12/20/21	2.630%	6,385,000	6,372,556
BMW Floorplan Master Owner Trust(a),(b)
Series 2015-1A Class A
07/15/20	1.268%	1,200,000	1,200,768
Cabela’s Credit Card Master Note Trust(a),(b)
Series 2012-1A Class A2
02/18/20	1.298%	2,010,000	2,010,301
Cabela’s Credit Card Master Note Trust(b)
Series 2014-1 Class A
03/16/20	1.118%	1,820,000	1,820,145
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/23	2.250%	5,640,000	5,666,382
Capital One Multi-Asset Execution Trust
Series 2015-A4 Class A4
05/15/25	2.750%	9,995,000	10,180,293
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2014-1A Class AR
04/17/25	2.180%	4,915,000	4,914,971
Series 2016-1A Class D
04/20/27	8.630%	1,200,000	1,204,076
CarMax Auto Owner Trust
Series 2016-4 Class A2
11/15/19	1.210%	3,895,000	3,888,215
Chase Issuance Trust
Series 2016-A7 Class A7
09/16/19	1.060%	10,300,000	10,286,326
Chesapeake Funding II LLC(a),(b)
Series 2016-2A Class A2
06/15/28	1.768%	5,200,000	5,219,156
Chesapeake Funding LLC(a),(b)
Series 2013-1A Class A
01/07/25	1.216%	420,034	419,785
Series 2014-1A Class A
03/07/26	1.186%	7,788,267	7,761,864
Series 2015-1A Class A
02/07/27	1.266%	2,646,807	2,644,048
Chrysler Capital Auto Receivables Trust(a)
Series 2016-BA Class A2
01/15/20	1.360%	1,260,000	1,257,231
CNH Equipment Trust
Series 2015-B Class A3
07/15/20	1.370%	1,135,000	1,134,625

Columbia Total Return Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Conn’s Receivables Funding LLC(a)
Series 2016-A Class A
04/16/18	4.680%	1,331,267	1,334,297
Series 2016-B Class A
10/15/18	3.730%	1,309,273	1,313,928
Series 2016-B Class B
03/15/19	7.340%	3,000,000	3,024,751
Subordinated, Series 2016-A Class B
08/15/18	8.960%	1,000,000	1,012,030
Dell Equipment Finance Trust(a),(b)
Series 2015-2 Class A2B
12/22/17	1.676%	641,316	642,033
Dell Equipment Finance Trust(a)
Series 2016-1 Class A2
09/24/18	1.430%	1,720,000	1,719,485
Discover Card Execution Note Trust
Series 2017-A2 Class A2
07/15/24	2.390%	38,330,000	38,303,472
DRB Prime Student Loan Trust(a)
Series 2016-B Class A2
06/25/40	2.890%	3,926,164	3,911,728
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class AR
10/15/28	2.453%	9,000,000	9,016,200
Series 2014-33A Class ER
10/15/28	8.563%	1,500,000	1,500,972
Dryden XXIV Senior Loan Fund(a),(b)
Series 2012-24RA Class AR
11/15/23	2.192%	5,405,000	5,402,708
DT Auto Owner Trust(a)
Subordinated, Series 2014-1A Class D
01/15/21	3.980%	4,016,686	4,046,798
Enterprise Fleet Financing LLC(a)
Series 2015-1 Class A2
09/20/20	1.300%	3,133,132	3,129,474
Series 2015-2 Class A2
02/22/21	1.590%	3,100,093	3,099,106
Series 2016-2 Class A2
02/22/22	1.740%	2,800,000	2,792,549
Ford Credit Auto Owner Trust(a)
Series 2015-1 Class A
07/15/26	2.120%	9,596,000	9,607,677
Series 2015-2 Class A
01/15/27	2.440%	5,695,000	5,759,312
Series 2016-1 Class A
08/15/27	2.310%	11,955,000	11,949,166
Series 2016-2 Class A
12/15/27	2.030%	19,300,000	18,998,773
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Auto Owner Trust
Series 2016-A Class A2A
12/15/18	1.120%	629,126	628,975
Ford Credit Floorplan Master Owner Trust(a)
Series 2013-2 Class A
03/15/22	2.090%	8,300,000	8,297,356
GM Financial Automobile Leasing Trust
Series 2015-1 Class A2
12/20/17	1.100%	288,751	288,725
Series 2016-3 Class A2A
02/20/19	1.350%	3,085,000	3,077,601
GMF Floorplan Owner Revolving Trust(a),(b)
Series 2016-1 Class A2
05/17/21	1.618%	3,440,000	3,465,802
Golden Credit Card Trust(a),(b)
Series 2015-3A Class A
07/15/19	1.188%	5,555,000	5,559,086
Goldentree Loan Opportunities VIII Ltd.(a),(b)
Series 2014-8A Class A
04/19/26	2.475%	4,880,000	4,881,083
Green Tree Agency Advance Funding Trust I(a)
Series 2016-T1 Class AT1
10/15/48	2.380%	3,700,000	3,672,213
Harley-Davidson Motorcycle Trust
Series 2015-1 Class A3
06/15/20	1.410%	1,780,000	1,780,659
Hertz Fleet Lease Funding LP(a),(b)
Series 2013-3 Class A
12/10/27	1.313%	1,304,817	1,305,035
Series 2014-1 Class A
04/10/28	1.163%	1,215,516	1,215,653
Series 2015-1 Class A
07/10/29	1.333%	6,342,495	6,352,997
Series 2016-1 Class A1
04/10/30	1.764%	9,335,000	9,394,493
Hertz Vehicle Financing II LP(a)
Series 2015-3A Class A
09/25/21	2.670%	2,870,000	2,833,676
Hertz Vehicle Financing LLC(a)
Series 2016-1A Class A
03/25/20	2.320%	2,600,000	2,583,232
Hyundai Auto Lease Securitization Trust(a)
Series 2015-B Class A2A
12/15/17	0.950%	1,035,237	1,035,116
Hyundai Floorplan Master Owner Trust(a),(b)
Series 2016-1A Class A1
03/15/21	1.668%	1,425,000	1,437,020

2	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
John Deere Owner Trust
Series 2016-A Class A2
10/15/18	1.150%	2,938,666	2,936,800
Kubota Credit Owner Trust(a)
Series 2016-1A Class A2
04/15/19	1.250%	2,700,000	2,692,495
Madison Park Funding XVI Ltd.(a),(b)
Series 2014-12A Class AR
07/20/26	2.275%	11,000,000	10,999,945
Mercedes-Benz Auto Lease Trust
Series 2016-B Class A2
01/15/19	1.150%	1,770,000	1,767,334
Mercedes-Benz Master Owner Trust(a),(b)
Series 2015-AA Class A
04/15/19	1.088%	9,420,000	9,419,056
New York City Tax Lien Trust(a)
Series 2015-A Class A
11/10/28	1.340%	820,599	816,985
Series 2016-A Class A
11/10/29	1.470%	2,102,903	2,090,555
Nissan Auto Lease Trust
Series 2016-B Class A2A
12/17/18	1.260%	3,890,000	3,884,705
Nissan Auto Receivables Owner Trust(b)
Series 2015-A Class A1
01/15/20	1.168%	5,895,000	5,900,084
Oak Hill Credit Partners X Ltd.(a),(b)
Series 2014-10A Class A
07/20/26	2.500%	5,570,000	5,570,908
Octagon Investment Partners 24 Ltd.(a),(b)
Series 2015-1A Class A1
05/21/27	2.361%	12,000,000	12,047,268
Octagon Investment Partners XIX Ltd.(a),(b)
Series 2014-A Class 1A
04/15/26	2.543%	1,540,000	1,541,232
Ocwen Master Advance Receivables Trust(a)
Series 2016-T1 Class AT1
08/17/48	2.521%	7,500,000	7,488,281
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/21	2.040%	3,130,612	3,133,196
OneMain Financial Issuance Trust(a)
Series 2015-1A Class A
03/18/26	3.190%	5,085,000	5,112,637
Series 2015-2A Class A
07/18/25	2.570%	11,165,000	11,158,197
OZLM VII Ltd.(a),(b)
Series 2014-7A Class A1A
07/17/26	2.443%	10,800,000	10,803,575
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Seneca Park CLO Ltd.(a),(b)
Series 2014-1A Class D
07/17/26	4.523%	500,000	498,628
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-2A Class A
07/20/33	2.330%	2,788,081	2,734,895
SLFT_16-AA (a)
Series 20 16-AA Class A
11/15/29	2.900%	5,400,000	5,410,140
SMART ABS Series Trust(b)
Series 2015-3US Class A2B
04/16/18	1.517%	1,364,793	1,364,630
SoFi Professional Loan Program LLC(a),(c),(d)
Series 2015-D Class RC
10/26/37	0.000%	1	751,222
Series 2016-A Class RIO
01/25/38	0.000%	3	1,261,500
Series 2016-A Class RPO
01/25/38	0.000%	4	2,847,494
Series 2016-B Class RC
04/25/37	0.000%	1	589,704
SoFi Professional Loan Program LLC(a)
Series 2016-A
12/26/36	2.760%	6,393,185	6,421,630
SPS Servicer Advance Receivables Trust(a)
Series 2016-T2 Class AT2
11/15/49	2.750%	7,500,000	7,459,925
Symphony CLO V Ltd.(a),(b)
Series 2007-5A Class A1
01/15/24	1.773%	8,869,710	8,820,323
TAL Advantage V LLC(a)
Series 2014-2A Class A1
05/20/39	1.700%	1,195,983	1,180,521
TCF Auto Receivables Owner Trust(a)
Series 2016-PT1A Class A
06/15/22	1.930%	5,800,110	5,790,537
Venture XI CLO Ltd.(a),(b)
Series 2012-11A Class AR
11/14/22	2.202%	9,475,000	9,473,806
Volkswagen Auto Loan Enhanced Trust
Series 2013-2 Class A3
04/20/18	0.700%	806,630	806,212
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
10/15/28	2.330%	10,000,000	10,015,020
VSE VOI Mortgage LLC(a)
Series 2016-A Class A
07/20/33	2.540%	5,632,121	5,571,202

Columbia Total Return Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Dealer Floorplan Master Note Trust(b)
Series 2012-2 Class A
04/22/19	1.527%	4,480,000	4,483,826
Series 2014-1 Class A
07/20/19	1.157%	7,625,000	7,627,139
Series 2015-1 Class A
01/20/20	1.277%	7,845,000	7,856,649
Wheels SPV 2 LLC(a)
Series 2015-1A Class A2
04/22/24	1.270%	1,722,245	1,720,619
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/23	2.150%	11,475,000	11,524,539
Series 2015-B Class A
06/17/24	2.550%	10,735,000	10,859,584
Series 2015-C Class A
03/15/21	1.260%	1,555,000	1,555,562
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A3
10/15/18	1.540%	6,015,000	6,021,885
Total Asset-Backed Securities — Non-Agency (Cost $497,435,307)			499,122,801

Commercial Mortgage-Backed Securities - Agency 1.1%

Federal Home Loan Mortgage Corp.
Series K026 Class A2
11/25/22	2.510%	4,910,000	4,950,538
Series K027 Class A2
01/25/23	2.637%	4,161,000	4,214,894
Series K029 Class A2
02/25/23	3.320%	14,265,000	14,964,584
Series K722 Class A2
03/25/23	2.406%	3,000,000	2,995,655
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 20K720 Class A2
06/25/22	2.716%	3,985,000	4,068,368
Total Commercial Mortgage-Backed Securities - Agency (Cost $31,197,143)			31,194,039

Commercial Mortgage-Backed Securities - Non-Agency 3.8%

American Homes 4 Rent(a),(b)
Series 2014-SFR1 Class E
06/17/31	3.268%	500,000	495,433
Series 2014-SFR1 Class F
06/17/31	4.018%	1,300,000	1,296,792
American Homes 4 Rent(a)
Series 2015-SFR1 Class F
04/17/52	5.885%	1,000,000	994,488
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/36	3.678%	1,541,842	1,582,973
Series 2015-SFR2 Class A
10/17/45	3.732%	4,477,565	4,602,248
B2R Mortgage Trust(a),(b)
Series 2015-2 Class E
11/15/48	5.482%	500,000	426,972
BHMS Mortgage Trust(a),(b)
Series 2014-ATLS Class DFX
07/05/33	4.691%	1,500,000	1,470,858
Capmark Mortgage Securities, Inc.(b),(e)
CMO Series 1997-C1 Class X
07/15/29	1.678%	1,458,543	35,558
Citigroup Commercial Mortgage Trust
Series 2015-GC29 Class A3
04/10/48	2.935%	2,215,000	2,185,046
Commercial Mortgage Trust
Series 2015-LC19 Class A4
02/10/48	3.183%	2,140,000	2,160,123
Credit Suisse Commercial Mortgage Trust(b)
Series 2007-C3 Class A4
06/15/39	5.670%	1,127,875	1,132,152
DBUBS Mortgage Trust(a)
Series 2011-LC2A Class A4
07/10/44	4.537%	10,865,000	11,689,856
General Electric Capital Assurance Co.(a)
Series 2003-1 Class A5
05/12/35	5.743%	1,786,744	1,896,548
Hilton USA Trust(a)
Series 2016-HHV Class A
11/05/38	3.719%	4,700,000	4,802,486
Series 2016-SFP Class A
11/05/35	2.828%	6,000,000	5,927,173
Subordinated, Series 2016-SFP Class E
11/05/35	5.519%	1,500,000	1,449,890
Hilton USA Trust(a),(b)
Series 2016-HHV Class F
11/05/38	4.194%	4,000,000	3,086,690
Houston Galleria Mall Trust(a)
Series 2015-HGLR Class A1A2
03/05/37	3.087%	3,000,000	2,949,880
Invitation Homes Trust(a),(b)
Series 2015-SFR3 Class E
08/17/32	4.518%	3,000,000	3,034,557
Series 2015-SFR3 Class F
08/17/32	5.518%	4,000,000	4,045,261
Subordinated, Series 2014-SFR3 Class F
12/17/31	5.768%	1,000,000	1,003,478

4	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2015-SFR1 Class E
03/17/32	4.968%	2,250,000	2,263,126
Subordinated, Series 2015-SFR2 Class E
06/17/32	3.918%	749,000	753,230
Subordinated, Series 2015-SFR2 Class F
06/17/32	4.468%	800,000	801,270
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26 Class A3
01/15/48	3.231%	765,000	772,379
Series 2015-C27 Class A4
02/15/48	3.179%	3,593,000	3,595,974
JPMCC Re-REMIC Trust(a),(b)
Series 2016-GG10 Class AMA
08/15/45	5.793%	9,500,000	9,590,280
Series 2016-GG10 Class AMB
08/15/45	5.793%	4,000,000	3,996,484
JPMorgan Commercial Mortgage-Backed Securities Trust(a)
Series 2009-RR1 Class A4B1
03/18/51	1.000%	2,500,000	2,485,655
LB Commercial Mortgage Trust(b)
Series 2007-C3 Class AM
07/15/44	5.920%	4,640,000	4,684,462
LB-UBS Commercial Mortgage Trust
Series 2007-C2 Class A3
02/15/40	5.430%	762,231	762,345
Merrill Lynch Mortgage Investors Trust(b),(e)
CMO IO Series 1998-C3 Class IO
12/15/30	1.084%	1,659,648	8,277
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C21 Class A3
03/15/48	3.077%	2,745,000	2,733,004
Morgan Stanley Capital I Trust(a)
Series 2014-150E Class A
09/09/32	3.912%	4,080,000	4,279,637
Morgan Stanley Re-Remic Trust(a),(b)
Series 2009-GG10 Class A4B
08/12/45	5.797%	4,285,000	4,299,196
Series 2010-GG10 Class A4B
08/15/45	5.797%	2,665,000	2,670,230
Rialto Real Estate Fund LLC(a)
Subordinated, Series 2015-LT7 Class B
12/25/32	5.071%	2,000,000	1,999,397
Rialto Real Estate Fund LP(a)
Series 2014-LT5 Class A
05/15/24	2.850%	29,473	29,423
Series 2014-LT6 Class B
09/15/24	5.486%	491,556	490,889
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20 Class A4
04/15/50	2.925%	4,460,000	4,390,652
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $110,130,986)			106,874,372

Common Stocks —%
Issuer	Shares	Value ($)
Financials —%
Insurance —%
WMI Holdings Corp. Escrow(c),(f),(g)	2,725	—
WMIH Corp.(f)	54,217	84,036
Total		84,036
Total Financials		84,036
Industrials —%
Airlines —%
United Continental Holdings, Inc.(f)	1,493	105,212
Total Industrials		105,212
Total Common Stocks (Cost $1,511,104)		189,248

Corporate Bonds & Notes 34.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.6%
Bombardier, Inc.(a)
12/01/21	8.750%	386,000	417,362
L-3 Communications Corp.
12/15/26	3.850%	3,965,000	3,975,008
Lockheed Martin Corp.
01/15/26	3.550%	6,205,000	6,267,652
09/01/36	6.150%	1,320,000	1,656,399
12/15/42	4.070%	1,790,000	1,746,661
TransDigm, Inc.
07/15/24	6.500%	1,154,000	1,155,442
TransDigm, Inc.(a)
06/15/26	6.375%	819,000	806,715
Total			16,025,239
Automotive 0.2%
Delphi Automotive PLC
10/01/46	4.400%	1,235,000	1,127,654
Ford Motor Co.
02/01/29	6.375%	2,340,000	2,680,121

Columbia Total Return Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gates Global LLC/Co.(a)
07/15/22	6.000%	768,000	757,440
IHO Verwaltungs GmbH PIK(a)
09/15/26	4.750%	317,000	311,453
ZF North America Capital, Inc.(a)
04/29/25	4.750%	826,000	839,794
Total			5,716,462
Banking 8.1%
Ally Financial, Inc.
09/30/24	5.125%	1,368,000	1,405,210
Bank of America Corp.
Subordinated
01/22/25	4.000%	1,625,000	1,620,942
Bank of New York Mellon Corp. (The)
05/15/19	5.450%	3,325,000	3,588,978
Bank of New York Mellon Corp. (The)(b)
Junior Subordinated
12/29/49	4.500%	7,119,000	6,531,682
12/31/49	4.625%	3,460,000	3,288,038
BankBoston Capital Trust IV(b)
Junior Subordinated
06/08/28	1.551%	1,029,000	905,520
Barclays PLC
01/12/26	4.375%	3,355,000	3,373,120
Subordinated
05/12/26	5.200%	1,750,000	1,778,017
Citigroup, Inc.(b)
08/14/17	1.392%	13,820,000	13,823,759
Citigroup, Inc.
Subordinated
08/25/36	6.125%	1,046,000	1,219,659
Discover Financial Services
04/27/22	5.200%	3,712,000	4,009,855
11/21/22	3.850%	2,190,000	2,235,583
Fifth Third Bancorp(b)
Junior Subordinated
12/31/49	5.100%	7,428,000	7,093,740
First Maryland Capital II(b)
Junior Subordinated
02/01/27	1.884%	582,000	525,255
HBOS PLC(a)
Subordinated
05/21/18	6.750%	8,382,000	8,830,687
JPMorgan Chase & Co.(b)
Junior Subordinated
12/29/49	6.000%	1,824,000	1,874,160
12/31/49	6.100%	23,185,000	23,909,531
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Capital XXI(b)
Junior Subordinated
02/02/37	1.834%	27,188,000	23,968,941
JPMorgan Chase Capital XXIII(b)
Junior Subordinated
05/15/47	1.906%	8,650,000	7,374,125
KeyCorp (b)
Junior Subordinated
12/31/49	5.000%	8,450,000	8,006,375
KeyCorp Capital I(b)
Junior Subordinated
07/01/28	1.738%	8,807,000	7,875,219
Lloyds Banking Group PLC
Subordinated
12/10/25	4.582%	16,773,000	16,879,760
M&T Bank Corp.(b)
Junior Subordinated
12/31/49	5.125%	6,265,000	6,125,290
Mellon Capital IV(b)
Junior Subordinated
06/29/49	4.000%	1,035,000	846,113
NB Capital Trust III(b)
Junior Subordinated
01/15/27	1.573%	1,441,000	1,293,298
Northern Trust Corp.(b)
Junior Subordinated
12/31/49	4.600%	1,525,000	1,486,875
NTC Capital II(b)
Junior Subordinated
04/15/27	1.613%	805,000	726,513
PNC Bank NA
06/01/25	3.250%	3,395,000	3,394,586
Santander Issuances SAU
Subordinated
11/19/25	5.179%	4,250,000	4,299,062
Santander UK Group Holdings PLC(a)
Subordinated
09/15/25	4.750%	5,679,000	5,594,383
09/15/45	5.625%	2,096,000	2,107,109
State Street Corp.(b)
06/15/37	1.000%	7,060,000	6,219,860
SunTrust Capital I(b)
Junior Subordinated
05/15/27	1.576%	2,320,000	2,018,400
Synchrony Financial
01/15/19	2.600%	4,895,000	4,922,020
Synovus Financial Corp.(b)
Subordinated
12/15/25	5.750%	8,090,000	8,478,320

6	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Bancorp
Subordinated
04/27/26	3.100%	3,025,000	2,949,033
Wachovia Capital Trust II(b)
Junior Subordinated
01/15/27	1.523%	3,550,000	3,186,125
Washington Mutual Bank(c),(h)
Subordinated
01/15/15	0.000%	27,379,000	41,069
Wells Fargo & Co.(b)
Junior Subordinated
12/31/49	5.900%	22,013,000	22,633,767
Total			226,439,979
Brokerage/Asset Managers/Exchanges 0.0%
NPF Corp.(a)
07/15/21	9.000%	93,000	97,534
Building Materials 0.1%
Allegion PLC
09/15/23	5.875%	605,000	644,325
American Builders & Contractors Supply Co., Inc.(a)
12/15/23	5.750%	192,000	199,200
Beacon Roofing Supply, Inc.
10/01/23	6.375%	697,000	747,532
HD Supply, Inc.(a)
04/15/24	5.750%	203,000	213,658
US Concrete, Inc.(a)
06/01/24	6.375%	259,000	273,569
Total			2,078,284
Cable and Satellite 0.9%
Altice US Finance I Corp.(a)
05/15/26	5.500%	1,018,000	1,043,450
CCO Holdings LLC/Capital Corp.(a)
04/01/24	5.875%	5,000	5,366
05/01/25	5.375%	1,586,000	1,651,422
05/01/27	5.875%	983,000	1,042,904
Cequel Communications Holdings I LLC/Capital Corp.(a)
12/15/21	5.125%	743,000	753,216
Charter Communication Operating LLC/Capital
10/23/45	6.484%	2,175,000	2,472,427
CSC Holdings LLC(a)
10/15/25	6.625%	829,000	905,683
10/15/25	10.875%	1,014,000	1,206,660
DISH DBS Corp.
07/01/26	7.750%	1,876,000	2,099,957
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NBCUniversal Enterprise, Inc.(a)
Junior Subordinated
12/31/49	5.250%	1,199,000	1,255,952
Radiate HoldCo LLC/Finance, Inc.(a),(i)
02/15/25	6.625%	201,000	200,498
Sirius XM Radio, Inc.(a)
04/15/25	5.375%	704,000	716,320
07/15/26	5.375%	18,000	18,270
Sky PLC(a)
09/16/24	3.750%	5,065,000	5,057,838
Time Warner Entertainment Co. LP
07/15/33	8.375%	1,965,000	2,578,583
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/23	5.500%	1,258,000	1,302,030
Videotron Ltd.
07/15/22	5.000%	604,000	628,160
Virgin Media Finance PLC(a)
01/15/25	5.750%	805,000	817,075
Virgin Media Secured Finance PLC(a)
01/15/26	5.250%	810,000	812,730
Ziggo Secured Finance BV(a)
01/15/27	5.500%	1,073,000	1,068,976
Total			25,637,517
Chemicals 0.7%
Angus Chemical Co.(a)
02/15/23	8.750%	803,000	827,090
Atotech USA, Inc.(a),(i)
02/01/25	6.250%	464,000	464,000
Axalta Coating Systems LLC(a)
08/15/24	4.875%	506,000	512,325
Celanese U.S. Holdings LLC
06/15/21	5.875%	6,420,000	7,124,043
11/15/22	4.625%	2,678,000	2,835,935
Chemours Co. (The)
05/15/23	6.625%	905,000	900,475
Eco Services Operations LLC/Finance Corp.(a)
11/01/22	8.500%	632,000	673,080
Huntsman International LLC
11/15/22	5.125%	303,000	313,038
INEOS Group Holdings SA(a)
08/01/24	5.625%	848,000	845,880
Koppers, Inc.(a)
02/15/25	6.000%	145,000	150,075
LyondellBasell Industries NV
02/26/55	4.625%	3,755,000	3,516,250

Columbia Total Return Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Platform Specialty Products Corp.(a)
05/01/21	10.375%	235,000	260,850
02/01/22	6.500%	610,000	622,200
PQ Corp.(a)
11/15/22	6.750%	744,000	805,380
WR Grace & Co.(a)
10/01/24	5.625%	640,000	674,400
Total			20,525,021
Construction Machinery 0.3%
Herc Rentals, Inc.(a)
06/01/24	7.750%	38,000	41,135
John Deere Capital Corp.(b)
01/16/18	1.313%	6,355,000	6,361,012
Ritchie Bros. Auctioneers, Inc.(a)
01/15/25	5.375%	124,000	126,635
United Rentals North America, Inc.
09/15/26	5.875%	1,143,000	1,187,291
05/15/27	5.500%	89,000	89,779
Total			7,805,852
Consumer Cyclical Services 0.1%
APX Group, Inc.
12/01/19	6.375%	228,000	235,410
12/01/20	8.750%	370,000	383,875
12/01/22	7.875%	207,000	224,595
APX Group, Inc.(a),(i)
12/01/22	7.875%	572,000	620,620
IHS Markit Ltd.(a)
11/01/22	5.000%	690,000	715,013
Interval Acquisition Corp.
04/15/23	5.625%	863,000	880,260
Total			3,059,773
Consumer Products 0.1%
Prestige Brands, Inc.(a)
03/01/24	6.375%	816,000	850,680
Scotts Miracle-Gro Co. (The)(a)
10/15/23	6.000%	575,000	608,062
12/15/26	5.250%	76,000	76,475
Spectrum Brands, Inc.
07/15/25	5.750%	841,000	878,845
Springs Industries, Inc.
06/01/21	6.250%	699,000	722,591
Tempur Sealy International, Inc.
10/15/23	5.625%	417,000	420,128
06/15/26	5.500%	410,000	403,850
Total			3,960,631
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 1.8%
General Electric Co.(b)
Junior Subordinated
12/31/49	5.000%	46,077,000	48,035,273
SPX FLOW, Inc.(a)
08/15/24	5.625%	181,000	184,620
08/15/26	5.875%	669,000	685,725
WESCO Distribution, Inc.(a)
06/15/24	5.375%	291,000	296,456
Zekelman Industries, Inc.(a)
06/15/23	9.875%	230,000	259,900
Total			49,461,974
Electric 2.8%
AES Corp. (The)
05/15/26	6.000%	651,000	673,785
Arizona Public Service Co.
09/15/26	2.550%	2,970,000	2,787,485
11/15/45	4.350%	2,555,000	2,629,826
Calpine Corp.
01/15/23	5.375%	597,000	588,045
Cleco Corporate Holdings LLC(a)
05/01/26	3.743%	3,050,000	3,010,795
05/01/46	4.973%	1,195,000	1,233,976
Cleveland Electric Illuminating Co. (The)
12/15/36	5.950%	1,950,000	2,188,766
Consolidated Edison Co. of New York, Inc.
06/15/46	3.850%	1,650,000	1,581,787
DTE Energy Co.
10/01/26	2.850%	6,462,000	6,008,426
Duke Energy Corp.
09/01/46	3.750%	6,320,000	5,732,088
Duke Energy Ohio, Inc.
06/15/46	3.700%	1,842,000	1,710,426
Duke Energy Progress LLC
03/30/44	4.375%	1,635,000	1,702,267
Duke Energy Progress, Inc.
08/15/45	4.200%	1,505,000	1,534,466
Dynegy, Inc.
11/01/24	7.625%	170,000	161,925
Emera, Inc.(b)
Subordinated
06/15/76	6.750%	17,870,000	19,474,726
Exelon Corp.
04/15/46	4.450%	1,815,000	1,803,041
FPL Energy National Wind LLC(a)
03/10/24	5.608%	206,179	206,694

8	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jersey Central Power & Light Co.
06/01/37	6.150%	1,235,000	1,409,988
NextEra Energy Capital Holdings, Inc.(b)
Junior Subordinated
09/01/67	7.300%	1,590,000	1,599,540
NRG Energy, Inc.
07/15/22	6.250%	852,000	877,560
05/01/24	6.250%	180,000	183,150
NRG Yield Operating LLC
08/15/24	5.375%	1,069,000	1,090,380
Pacific Gas & Electric Co.
06/15/23	3.250%	3,567,000	3,635,804
03/01/26	2.950%	2,470,000	2,415,843
03/01/34	6.050%	945,000	1,188,422
Pattern Energy Group, Inc.(a)
02/01/24	5.875%	422,000	430,440
Southern Co. (The)
07/01/36	4.250%	1,275,000	1,266,468
07/01/46	4.400%	1,305,000	1,291,354
Toledo Edison Co. (The)
05/15/37	6.150%	1,886,000	2,270,725
TransAlta Corp.
06/03/17	1.900%	6,929,000	6,920,339
Total			77,608,537
Finance Companies 1.0%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	5,220,000	5,482,879
05/15/21	4.500%	6,239,000	6,499,790
Aircastle Ltd.
02/15/22	5.500%	682,000	716,032
Aviation Capital Group Corp.(a)
01/20/22	2.875%	5,205,000	5,166,754
HSBC Finance Corp.
Subordinated
01/15/21	6.676%	4,809,000	5,413,943
International Lease Finance Corp.
04/15/21	4.625%	1,775,000	1,860,697
Navient Corp.
06/15/18	8.450%	836,000	890,006
07/26/21	6.625%	758,000	771,265
OneMain Financial Holdings LLC(a)
12/15/21	7.250%	920,000	939,550
Park Aerospace Holdings Ltd.(a),(i)
08/15/22	5.250%	192,000	196,800
02/15/24	5.500%	192,000	197,184
Provident Funding Associates LP/Finance Corp.(a)
06/15/21	6.750%	744,000	751,440
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quicken Loans, Inc.(a)
05/01/25	5.750%	297,000	285,862
Springleaf Finance Corp.
10/01/21	7.750%	178,000	185,565
Total			29,357,767
Food and Beverage 0.8%
Anheuser-Busch InBev Finance, Inc.
02/01/26	3.650%	7,557,000	7,578,651
02/01/36	4.700%	2,096,000	2,194,126
02/01/46	4.900%	1,790,000	1,915,488
B&G Foods, Inc.
06/01/21	4.625%	180,000	184,050
ConAgra Foods, Inc.
01/25/23	3.200%	3,549,000	3,552,861
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/26	5.625%	481,000	487,311
Kraft Heinz Foods Co.
06/01/46	4.375%	2,625,000	2,454,065
Lamb Weston Holdings, Inc.(a)
11/01/24	4.625%	172,000	172,430
11/01/26	4.875%	287,000	287,359
Molson Coors Brewing Co.
05/01/42	5.000%	1,865,000	1,960,825
07/15/46	4.200%	1,563,000	1,450,525
Post Holdings, Inc.(a)
03/15/24	7.750%	328,000	363,057
08/15/26	5.000%	717,000	693,246
Total			23,293,994
Gaming 0.2%
Boyd Gaming Corp.
05/15/23	6.875%	198,000	212,612
Boyd Gaming Corp.(a)
04/01/26	6.375%	301,000	322,822
International Game Technology PLC(a)
02/15/22	6.250%	998,000	1,063,489
Jack Ohio Finance LLC/1 Corp.(a)
11/15/21	6.750%	531,000	542,947
Jacobs Entertainment, Inc.(a),(i)
02/01/24	7.875%	119,000	122,421
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
09/01/26	4.500%	303,000	290,123
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(a)
05/01/24	5.625%	306,000	319,388
MGM Resorts International
03/15/23	6.000%	954,000	1,025,550
09/01/26	4.625%	330,000	319,687

Columbia Total Return Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penn National Gaming, Inc.(a)
01/15/27	5.625%	127,000	127,161
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/21	6.125%	185,000	190,088
Scientific Games International, Inc.(a)
01/01/22	7.000%	1,277,000	1,364,794
Seminole Tribe of Florida, Inc.(a)
10/01/20	7.804%	390,000	386,962
Tunica-Biloxi Gaming Authority(a),(h)
11/15/16	0.000%	577,000	201,950
Total			6,489,994
Health Care 0.8%
Acadia Healthcare Co., Inc.
03/01/24	6.500%	700,000	727,125
Alere, Inc.(a)
07/01/23	6.375%	426,000	431,059
Amsurg Corp.
07/15/22	5.625%	985,000	1,014,550
Change Healthcare Holdings, Inc.
12/31/19	11.000%	257,000	265,353
DaVita, Inc.
07/15/24	5.125%	906,000	894,675
Express Scripts Holding Co.
07/15/46	4.800%	1,815,000	1,697,148
Fresenius Medical Care U.S. Finance II, Inc.(a)
10/15/24	4.750%	594,000	601,425
HCA, Inc.
02/01/25	5.375%	985,000	1,004,700
04/15/25	5.250%	2,352,000	2,475,480
MEDNAX, Inc.(a)
12/01/23	5.250%	477,000	492,502
Memorial Sloan-Kettering Cancer Center
07/01/52	4.125%	9,530,000	9,202,997
MPH Acquisition Holdings LLC(a)
06/01/24	7.125%	915,000	969,900
Quintiles IMS, Inc.(a)
10/15/26	5.000%	923,000	929,147
Sterigenics-Nordion Holdings LLC(a)
05/15/23	6.500%	740,000	751,100
Team Health Holdings, Inc.(a),(i)
02/01/25	6.375%	280,000	275,100
Tenet Healthcare Corp.
04/01/21	4.500%	595,000	597,975
04/01/22	8.125%	272,000	274,720
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.(a)
01/01/22	7.500%	218,000	233,805
Total			22,838,761
Healthcare Insurance 0.1%
Aetna, Inc.
06/15/36	4.250%	1,635,000	1,638,885
Centene Corp.
05/15/22	4.750%	227,000	230,405
02/15/24	6.125%	643,000	683,187
01/15/25	4.750%	115,000	113,490
Molina Healthcare, Inc.
11/15/22	5.375%	614,000	635,490
Total			3,301,457
Home Construction 0.1%
CalAtlantic Group, Inc.
11/15/24	5.875%	394,000	409,760
Meritage Homes Corp.
04/01/22	7.000%	493,000	542,300
Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/23	5.875%	246,000	255,533
03/01/24	5.625%	154,000	157,080
Toll Brothers Finance Corp.
11/15/25	4.875%	305,000	305,762
Total			1,670,435
Independent Energy 1.2%
Anadarko Petroleum Corp.
09/15/36	6.450%	514,000	618,985
Callon Petroleum Co.(a)
10/01/24	6.125%	135,000	142,931
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	367,000	376,634
Chesapeake Energy Corp.(a)
01/15/25	8.000%	273,000	279,654
Continental Resources, Inc.
04/15/23	4.500%	800,000	790,000
06/01/24	3.800%	5,404,000	5,045,985
CrownRock LP/Finance, Inc.(a)
02/15/23	7.750%	1,020,000	1,105,425
Denbury Resources, Inc.(a)
05/15/21	9.000%	509,000	556,083
Diamondback Energy, Inc.(a)
11/01/24	4.750%	126,000	125,843
05/31/25	5.375%	727,000	750,628
Extraction Oil & Gas Holdings LLC/Finance Corp.(a)
07/15/21	7.875%	1,136,000	1,215,520

10	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Laredo Petroleum, Inc.
03/15/23	6.250%	357,000	373,511
MEG Energy Corp.(a)
01/15/25	6.500%	199,000	200,990
Newfield Exploration Co.
01/30/22	5.750%	62,000	66,030
07/01/24	5.625%	768,000	808,320
Noble Energy, Inc.
11/15/44	5.050%	1,267,000	1,289,430
Oasis Petroleum, Inc.
01/15/23	6.875%	898,000	919,327
Parsley Energy LLC/Finance Corp.(a)
06/01/24	6.250%	1,036,000	1,113,700
01/15/25	5.375%	412,000	422,300
PDC Energy, Inc.(a)
09/15/24	6.125%	1,023,000	1,069,035
QEP Resources, Inc.
05/01/23	5.250%	28,000	27,860
Ras Laffan Liquefied Natural Gas Co., Ltd. II(a)
09/30/20	5.298%	2,774,664	2,910,789
RSP Permian, Inc.(a)
01/15/25	5.250%	1,901,000	1,943,772
SM Energy Co.
06/01/25	5.625%	277,000	270,075
09/15/26	6.750%	873,000	907,920
Whiting Petroleum Corp.
03/15/21	5.750%	609,000	615,090
04/01/23	6.250%	355,000	358,550
Woodside Finance Ltd.(a)
03/05/25	3.650%	3,301,000	3,239,823
09/15/26	3.700%	3,810,000	3,713,363
WPX Energy, Inc.
01/15/22	6.000%	1,521,000	1,581,840
Total			32,839,413
Integrated Energy 0.1%
Cenovus Energy, Inc.
11/15/39	6.750%	3,045,000	3,420,771
Leisure 0.0%
Live Nation Entertainment, Inc.(a)
11/01/24	4.875%	388,000	388,000
LTF Merger Sub, Inc.(a)
06/15/23	8.500%	496,000	520,800
Silversea Cruise Finance Ltd.(a)
02/01/25	7.250%	165,000	169,572
Total			1,078,372
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 1.1%
Five Corners Funding Trust(a)
11/15/23	4.419%	3,290,000	3,486,077
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/65	4.500%	1,095,000	1,023,481
MetLife Capital Trust X(a),(b)
Junior Subordinated
04/08/38	9.250%	14,253,000	19,740,405
Prudential Financial, Inc.
12/01/17	6.000%	83,000	86,063
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/44	4.900%	1,695,000	1,832,075
Voya Financial, Inc.
06/15/26	3.650%	3,012,000	2,946,046
06/15/46	4.800%	1,858,000	1,806,179
Total			30,920,326
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
09/01/24	4.250%	397,000	389,556
Hilton Grand Vacations Borrower LLC/Inc.(a)
12/01/24	6.125%	184,000	192,280
Playa Resorts Holding BV(a)
08/15/20	8.000%	966,000	1,019,130
Total			1,600,966
Media and Entertainment 0.9%
21st Century Fox America, Inc.
03/15/33	6.550%	1,830,000	2,209,174
03/01/37	6.150%	1,610,000	1,890,665
02/15/41	6.150%	1,650,000	1,940,826
AMC Networks, Inc.
04/01/24	5.000%	436,000	444,720
CBS Radio, Inc.(a)
11/01/24	7.250%	135,000	140,652
Lamar Media Corp.
02/01/26	5.750%	228,000	241,680
Match Group, Inc.
06/01/24	6.375%	761,000	816,172
MDC Partners, Inc.(a)
05/01/24	6.500%	859,000	747,330
Netflix, Inc.
02/15/25	5.875%	843,000	914,655
Netflix, Inc.(a)
11/15/26	4.375%	905,000	888,031

Columbia Total Return Bond Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Luxembourg SARL(a)
02/01/25	5.000%	558,000	554,512
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	707,000	739,699
Thomson Reuters Corp.
11/23/23	4.300%	1,014,000	1,069,465
05/15/26	3.350%	3,490,000	3,393,941
Time Warner, Inc.
01/15/26	3.875%	3,538,000	3,502,896
02/15/27	3.800%	5,350,000	5,218,262
Univision Communications, Inc.(a)
02/15/25	5.125%	620,000	591,716
Total			25,304,396
Metals and Mining 0.6%
Alcoa Nederland Holding BV(a)
09/30/24	6.750%	303,000	327,808
ArcelorMittal (b)
02/25/22	7.250%	647,000	731,110
03/01/41	7.750%	1,646,000	1,790,025
BHP Billiton Finance USA Ltd.(a),(b)
Junior Subordinated
10/19/75	6.750%	7,960,000	9,026,640
Constellium NV(a)
05/15/24	5.750%	844,000	812,350
Freeport-McMoRan, Inc.
11/14/24	4.550%	1,425,000	1,335,937
Grinding Media, Inc./MC Canada, Inc.(a)
12/15/23	7.375%	284,000	299,975
HudBay Minerals, Inc.(a)
01/15/23	7.250%	120,000	126,900
01/15/25	7.625%	353,000	377,710
Novelis Corp.(a)
09/30/26	5.875%	875,000	888,125
Teck Resources Ltd.(a)
06/01/24	8.500%	542,000	630,753
Teck Resources Ltd.
07/15/41	6.250%	839,000	862,073
Total			17,209,406
Midstream 1.7%
Cheniere Corpus Christi Holdings LLC(a)
06/30/24	7.000%	425,000	474,406
El Paso LLC
01/15/32	7.750%	1,680,000	2,097,154
Energy Transfer Equity LP
06/01/27	5.500%	1,533,000	1,586,655
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Products Operating LLC(b)
Junior Subordinated
08/01/66	4.742%	10,956,000	10,683,196
Kinder Morgan Energy Partners LP
01/15/38	6.950%	1,345,000	1,592,411
11/15/40	7.500%	1,555,000	1,912,998
Kinder Morgan, Inc.
10/15/30	8.050%	2,090,000	2,579,325
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	3,700,000	3,556,666
06/01/42	5.150%	2,134,000	2,005,542
02/15/45	4.900%	380,000	354,662
Targa Resources Partners LP/Finance Corp.
11/15/23	4.250%	447,000	440,295
03/15/24	6.750%	389,000	424,983
Targa Resources Partners LP/Finance Corp.(a)
02/01/27	5.375%	626,000	648,693
Tesoro Logistics LP/Finance Corp.
10/15/22	6.250%	162,000	172,530
05/01/24	6.375%	417,000	452,445
01/15/25	5.250%	567,000	591,098
Transcanada Trust(b)
Junior Subordinated
08/15/76	5.875%	10,855,000	11,452,025
Williams Companies, Inc. (The)
06/24/24	4.550%	1,487,000	1,505,587
Williams Partners LP
04/15/40	6.300%	2,615,000	2,964,029
01/15/45	4.900%	1,815,000	1,750,023
Total			47,244,723
Natural Gas 0.5%
KeySpan Corp.
11/15/30	8.000%	1,160,000	1,546,604
NiSource Finance Corp.
02/15/23	3.850%	3,305,000	3,402,583
12/15/40	6.250%	1,181,000	1,431,463
Sempra Energy
11/15/20	2.850%	5,135,000	5,213,211
11/15/25	3.750%	3,620,000	3,678,311
Total			15,272,172
Oil Field Services 1.2%
Nabors Industries, Inc.(a)
01/15/23	5.500%	87,000	90,915
Noble Holding International Ltd.
03/15/17	2.500%	14,860,000	14,818,099
Noble Holding International Ltd.(b)
03/16/18	5.250%	18,055,000	18,190,412

12	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Precision Drilling Corp.(a)
12/15/23	7.750%	43,000	46,440
SESI LLC
05/01/19	6.375%	462,000	463,733
12/15/21	7.125%	136,000	139,570
Trinidad Drilling Ltd.(a),(i)
02/15/25	6.625%	126,000	128,835
Weatherford International Ltd.
06/15/21	7.750%	879,000	907,567
Total			34,785,571
Other Financial Institutions 0.1%
Glen Meadow Pass-Through Trust(a),(b)
02/12/67	6.505%	1,170,000	997,425
Icahn Enterprises LP/Finance Corp.(a)
02/01/22	6.250%	232,000	233,740
Total			1,231,165
Other Industry 0.4%
Massachusetts Institute of Technology
07/01/14	4.678%	5,839,000	5,947,559
07/01/16	3.885%	1,510,000	1,297,054
President and Fellows of Harvard College
07/15/46	3.150%	1,454,000	1,306,779
07/15/56	3.300%	3,860,000	3,461,015
Total			12,012,407
Other REIT 0.2%
Duke Realty LP
06/15/22	4.375%	5,725,000	6,113,184
Starwood Property Trust, Inc.(a)
12/15/21	5.000%	313,000	318,086
Total			6,431,270
Packaging 0.2%
ARD Finance SA PIK(a)
09/15/23	7.125%	421,000	427,841
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/23	4.625%	301,000	303,822
05/15/24	7.250%	762,000	816,292
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a),(i)
02/15/25	6.000%	501,000	504,131
Berry Plastics Corp.
10/15/22	6.000%	1,161,000	1,229,209
Novolex (a)
01/15/25	6.875%	158,000	160,627
Plastipak Holdings, Inc.(a)
10/01/21	6.500%	633,000	660,694
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds Group Issuer, Inc./LLC(a)
07/15/24	7.000%	668,000	711,754
Signode Industrial Group Luxembourg SA/US, Inc.(a)
05/01/22	6.375%	148,000	150,220
Total			4,964,590
Pharmaceuticals 0.8%
Actavis Funding SCS
03/15/35	4.550%	745,000	734,531
Actavis, Inc.
10/01/42	4.625%	2,337,000	2,256,320
Amgen Inc.
06/15/48	4.563%	1,466,000	1,420,456
Endo Finance LLC/Finco, Inc.(a),(b)
02/01/25	6.000%	413,000	336,079
Forest Laboratories LLC(a)
02/01/19	4.375%	6,608,000	6,861,860
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/23	6.375%	1,035,000	1,097,100
Johnson & Johnson
12/05/33	4.375%	1,798,000	1,962,048
Mallinckrodt International Finance SA/CB LLC(a)
04/15/25	5.500%	300,000	258,375
Shire Acquisitions Investments Ireland DAC
09/23/23	2.875%	4,670,000	4,450,659
Valeant Pharmaceuticals International, Inc.(a)
04/15/25	6.125%	2,554,000	1,912,307
Total			21,289,735
Property & Casualty 1.1%
Berkshire Hathaway Finance Corp.
05/15/43	4.300%	1,240,000	1,275,774
Berkshire Hathaway, Inc.
03/15/26	3.125%	3,785,000	3,752,926
Chubb Corp. (The)(b)
Junior Subordinated
04/15/37	6.375%	9,316,000	9,087,758
HUB International Ltd.(a)
10/01/21	7.875%	1,262,000	1,321,945
Liberty Mutual Group, Inc.(a)
05/01/22	4.950%	4,055,000	4,406,212
05/01/42	6.500%	1,150,000	1,396,119
Loews Corp.
04/01/26	3.750%	7,564,000	7,680,811
05/15/43	4.125%	1,355,000	1,296,952
Total			30,218,497

Columbia Total Return Bond Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.4%
BNSF Funding Trust I(b)
Junior Subordinated
12/15/55	6.613%	3,417,000	3,903,923
CSX Corp.
11/01/66	4.250%	1,830,000	1,629,159
Kansas City Southern
05/15/23	3.000%	3,000,000	2,923,461
08/15/45	4.950%	3,069,000	3,096,440
Total			11,552,983
Restaurants 0.0%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/26	5.250%	372,000	376,338
Retail REIT 0.1%
Kimco Realty Corp.
06/01/23	3.125%	3,363,000	3,339,388
Retailers 0.3%
Asbury Automotive Group, Inc.
12/15/24	6.000%	435,000	444,788
CVS Health Corp.
12/01/22	4.750%	4,790,000	5,205,125
CVS Pass-Through Trust(a)
08/11/36	4.163%	2,473,878	2,491,897
Group 1 Automotive, Inc.(a)
12/15/23	5.250%	372,000	372,930
Penske Automotive Group, Inc.
12/01/24	5.375%	528,000	530,640
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	234,000	280,800
Total			9,326,180
Technology 2.2%
Camelot Finance SA(a)
10/15/24	7.875%	389,000	411,368
Cisco Systems, Inc.(b)
09/20/19	1.337%	7,345,000	7,365,889
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a)
06/01/19	3.480%	5,260,000	5,368,219
06/15/21	4.420%	6,725,000	6,998,983
06/15/23	5.450%	5,755,000	6,181,814
06/15/26	6.020%	1,050,000	1,133,665
Equinix, Inc.
01/15/26	5.875%	692,000	735,250
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Data Corp.(a)
12/01/23	7.000%	1,347,000	1,428,493
01/15/24	5.750%	594,000	612,563
Hewlett Packard Enterprise Co.(b)
10/15/45	6.350%	5,506,000	5,826,504
Informatica LLC(a)
07/15/23	7.125%	277,000	266,613
Microsoft Corp.
08/08/23	2.000%	4,771,000	4,544,325
08/08/26	2.400%	2,575,000	2,402,694
08/08/46	3.700%	1,540,000	1,408,861
Microsoft Corp.(i)
02/06/37	4.100%	4,210,000	4,260,810
02/06/57	4.500%	4,715,000	4,752,442
MSCI, Inc.(a)
08/15/25	5.750%	506,000	536,046
Oracle Corp.
07/15/26	2.650%	3,785,000	3,557,567
07/15/36	3.850%	1,470,000	1,416,945
PTC, Inc.
05/15/24	6.000%	510,000	543,135
Qualitytech LP/Finance Corp.
08/01/22	5.875%	595,000	606,156
Riverbed Technology, Inc.(a)
03/01/23	8.875%	190,000	201,875
Sensata Technologies UK Financing Co. PLC(a)
02/15/26	6.250%	524,000	561,990
Solera LLC/Finance, Inc.(a)
03/01/24	10.500%	719,000	817,863
Total			61,940,070
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/25	5.250%	390,000	356,850
Carlson Travel, Inc.(a)
12/15/23	6.750%	89,000	92,449
ERAC U.S.A. Finance LLC(a)
11/01/23	2.700%	4,890,000	4,688,273
12/01/26	3.300%	3,455,000	3,305,063
11/01/46	4.200%	2,465,000	2,265,589
Hertz Corp. (The)(a)
10/15/24	5.500%	688,000	577,920
Total			11,286,144
Wireless 0.7%
SBA Communications Corp.(a)
09/01/24	4.875%	905,000	883,370

14	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SFR Group SA(a)
05/15/22	6.000%	262,000	269,533
05/01/26	7.375%	1,475,000	1,513,719
Sprint Communications, Inc.(a)
03/01/20	7.000%	826,000	897,242
Sprint Corp.
06/15/24	7.125%	1,715,000	1,792,175
02/15/25	7.625%	661,000	708,509
Sprint Spectrum Co. I/II/III LLC(a)
09/20/21	3.360%	9,295,000	9,283,846
T-Mobile USA, Inc.
04/01/23	6.625%	2,251,000	2,392,138
01/15/26	6.500%	1,119,000	1,229,501
Wind Acquisition Finance SA(a)
07/15/20	4.750%	532,000	541,310
04/23/21	7.375%	304,000	316,130
Total			19,827,473
Wirelines 1.3%
AT&T INC
03/09/48	4.500%	1,326,000	1,157,461
AT&T, Inc.
02/17/26	4.125%	2,045,000	2,049,090
03/15/42	5.150%	2,015,000	1,983,459
06/15/44	4.800%	1,935,000	1,790,088
AT&T, Inc.(i)
03/01/37	5.250%	4,220,000	4,200,124
CenturyLink, Inc.
12/01/23	6.750%	1,053,000	1,083,274
04/01/25	5.625%	230,000	218,500
Deutsche Telekom International Finance BV
06/01/32	9.250%	1,100,000	1,714,620
Frontier Communications Corp.
09/15/25	11.000%	2,338,000	2,364,302
Level 3 Financing, Inc.
02/01/23	5.625%	451,000	461,148
05/01/25	5.375%	575,000	586,862
Level 3 Financing, Inc.(a)
03/15/26	5.250%	226,000	225,153
Orange SA(b)
03/01/31	9.000%	1,580,000	2,390,474
Telecom Italia SpA(a)
05/30/24	5.303%	705,000	708,525
Verizon Communications, Inc.
09/15/23	5.150%	5,029,000	5,553,535
03/15/34	5.050%	1,965,000	2,016,858
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	518,000	541,310
05/15/25	6.375%	1,917,000	2,028,435
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group LLC/Capital, Inc.(a)
01/15/27	5.750%	4,538,000	4,646,004
Total			35,719,222
Total Corporate Bonds & Notes (Cost $963,271,948)			964,560,789

Foreign Government Obligations(j) 1.0%

Chile 0.1%
Chile Government International Bond
10/30/22	2.250%	2,900,000	2,823,150
Colombia 0.0%
Colombia Government International Bond
01/18/41	6.125%	1,697,000	1,877,948
France 0.3%
Electricite de France SA(a)
10/13/55	5.250%	9,001,000	9,219,544
Mexico 0.3%
Mexico Government International Bond
03/15/22	3.625%	4,114,000	4,153,083
03/08/44	4.750%	1,537,000	1,410,198
Petroleos Mexicanos(a)
03/13/27	6.500%	2,241,000	2,304,756
Total			7,868,037
Panama 0.1%
Panama Government International Bond
01/26/36	6.700%	1,635,000	2,023,312
Peru 0.1%
Peruvian Government International Bond
03/14/37	6.550%	1,725,000	2,192,475
Philippines 0.0%
Philippine Government International Bond
10/23/34	6.375%	525,000	691,961
Qatar 0.1%
Nakilat, Inc.(a)
12/31/33	6.067%	2,293,000	2,671,345
Total Foreign Government Obligations (Cost $27,933,818)			29,367,772

Columbia Total Return Bond Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Municipal Bonds 2.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.2%
University of Texas System (The)
Revenue Bonds
Series 2017J
08/15/25	5.000%	2,765,000	3,340,258
Series 2017J
08/15/26	5.000%	2,485,000	3,023,525
Total			6,363,783
Local General Obligation 0.7%
City of Chicago
Unlimited General Obligation Bonds
Taxable Project Series 2011-C1
01/01/35	7.781%	1,090,000	1,121,327
Unlimited General Obligation Refunding Bonds
Taxable Series 2014B
01/01/44	6.314%	2,530,000	2,230,195
Unlimited General Obligation Taxable Bonds
Series 2015B
01/01/33	7.375%	835,000	847,608
City of New York NY
12/01/41	5.000%	1,500,000	1,716,645
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds Series 2009
07/01/34	5.750%	11,150,000	13,766,013
Total			19,681,788
Sales Tax 0.3%
Central Puget Sound Regional Transit Authority
11/01/46	5.000%	2,215,000	2,826,030
Puerto Rico Sales Tax Financing Corp.(k)
Revenue Bonds
1st Senior Series 2009C
08/01/57	5.750%	1,010,000	685,224
Subordinated Revenue Bonds
1st Series 2009A-1
08/01/43	5.250%	4,335,000	2,069,963
1st Series 2009B
08/01/44	6.500%	1,020,000	526,575
1st Series 2010C
08/01/41	5.250%	5,075,000	2,423,312
Total			8,531,104
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.3%
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013B
01/01/35	4.532%	8,565,000	9,273,325
State General Obligation 0.7%
State of Mississippi
12/01/27	5.000%	865,000	1,046,166
State of Texas(i)
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund Series 2017
10/01/33	5.000%	5,515,000	6,509,740
Transportation Commission Mobility Fund Series 2017
10/01/34	5.000%	9,730,000	11,426,815
Total			18,982,721
Water & Sewer 0.1%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds Series 2010
11/01/40	6.742%	1,520,000	1,927,938
Total Municipal Bonds (Cost $63,005,751)			64,760,659

Preferred Debt 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.8%
M&T Bank Corp.(b),(f)
12/31/49	6.375%	7,423	8,027,974
12/31/49	6.375%	1,660	1,722,109
State Street Corp.(b),(f)
12/31/49	5.350%	129,765	3,305,115
12/31/49	5.900%	96,890	2,546,269
Wells Fargo & Co.(f)
12/31/49	7.500%	7,000	8,407,350
Total			24,008,817
Property & Casualty 0.1%
Allstate Corp. (The)(b),(f)
01/15/53	5.100%	61,205	1,610,916
Total Preferred Debt (Cost $24,809,434)			25,619,733

16	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency 25.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/21	9.000%	832	841
03/01/22- 11/01/26	8.500%	65,476	73,415
08/01/24- 02/01/25	8.000%	55,984	61,986
10/01/28- 07/01/32	7.000%	741,166	844,969
10/01/31- 07/01/37	6.000%	2,253,365	2,606,644
04/01/33- 06/01/33	5.500%	1,578,390	1,799,130
01/01/46- 12/01/46	3.500%	38,697,007	39,601,301
04/01/46- 06/01/46	4.000%	37,220,511	39,067,840
Series K724 Class A1
03/25/23	2.776%	6,480,000	6,612,174
Federal Home Loan Mortgage Corp.(b),(e)
CMO IO Series 311 Class S1
08/15/43	5.183%	9,197,314	1,889,483
CMO IO Series 326 Class S2
03/15/44	5.183%	11,324,472	2,281,751
CMO IO Series 4097 Class ST
08/15/42	5.283%	2,801,297	537,577
CMO IO Series 4620 Class AS
11/15/42	1.807%	4,493,722	277,094
CMO IO STRIPS Series 309 Class S4
08/15/43	5.203%	1,559,694	329,890
CMO IO STRIPS Series 337 Class S1
09/15/44	5.283%	4,319,180	910,573
Federal Home Loan Mortgage Corp.(e)
CMO IO Series 4120 Class IA
10/15/42	3.500%	10,740,103	2,057,620
CMO IO Series 4176 Class BI
03/15/43	3.500%	3,542,151	690,147
CMO IO Series 4182 Class DI
05/15/39	3.500%	11,742,334	1,252,132
Federal National Mortgage Association
09/01/18	10.000%	5,304	5,376
04/01/23	8.500%	4,751	4,802
06/01/24	9.000%	13,288	14,354
01/01/31	2.500%	9,560,859	9,578,470
08/01/43	4.000%	12,053,947	12,702,788
02/01/25- 08/01/27	8.000%	103,405	117,118
03/01/26- 07/01/38	7.000%	2,278,964	2,640,980
04/01/27- 06/01/32	7.500%	207,823	235,653
05/01/29- 08/01/38	6.000%	13,284,097	15,125,183
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/01/30- 12/01/43	3.000%	39,898,439	40,114,516
03/01/33- 01/01/40	5.500%	5,482,991	6,171,815
08/01/40- 05/01/41	5.000%	13,524,399	14,745,425
10/01/40- 07/01/41	4.500%	8,671,761	9,342,191
05/01/43- 11/01/46	3.500%	66,139,056	67,974,451
CMO Series 1988-4 Class Z
03/25/18	9.250%	1,910	1,936
Federal National Mortgage Association(i)
02/16/32	2.500%	27,000,000	27,000,000
02/13/47	3.500%	159,675,000	163,167,891
02/13/47	4.000%	10,650,000	11,172,516
02/13/47	4.500%	23,375,000	25,130,865
02/16/32- 02/13/47	3.000%	155,855,000	156,426,900
Federal National Mortgage Association(b)
06/01/32	2.665%	3,658	3,671
07/01/37	5.964%	119,133	119,525
Federal National Mortgage Association(l)
02/01/46	3.500%	26,018,940	26,607,367
Federal National Mortgage Association(e)
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	5,926,909	851,362
CMO IO Series 2012-148 Class BI
01/25/43	3.500%	15,132,925	3,140,846
CMO IO STRIPS Series 413 Class C39
04/25/41	4.500%	5,477,115	1,243,862
Federal National Mortgage Association(b),(e)
CMO IO Series 2013-101 Class CS
10/25/43	5.129%	6,592,728	1,478,717
CMO IO Series 2013-107 Class SB
02/25/43	5.179%	6,773,771	1,579,538
CMO IO Series 2014-93 Class ES
01/25/45	5.379%	3,695,479	763,887
CMO IO Series 2016-31 Class VS
06/25/46	5.229%	3,725,241	642,037
CMO IO Series 2016-37 Class SA
06/25/46	5.079%	6,668,326	1,409,052
CMO IO Series 2016-39 Class LS
07/25/46	5.229%	14,010,218	3,009,176
CMO IO Series 2016-4 Class BS
02/25/46	5.329%	5,447,218	1,215,384
CMO IO Series 2016-45 Class AS
07/25/46	5.229%	5,742,964	1,318,533

Columbia Total Return Bond Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 2016-50 Class GS
08/25/46	5.179%	6,524,077	1,404,330
CMO IO Series 2017-8 Class SB
02/25/47	5.340%	4,000,000	760,720
CMO IO Series 416 Class S1
11/25/42	5.329%	3,932,956	798,599
Federal National Mortgage Association(m)
CMO PO STRIPS Series 43 Class 1
09/25/18	0.000%	562	553
Government National Mortgage Association
05/15/17	8.000%	49	49
02/15/25	8.500%	20,077	23,128
01/15/30	7.000%	222,976	263,286
12/15/23- 07/20/28	7.500%	186,801	210,210
Government National Mortgage Association(b)
07/20/25	2.125%	19,225	19,835
Government National Mortgage Association(e)
CMO IO Series 2012-38 Class MI
03/20/42	4.000%	8,031,740	1,560,253
CMO IO Series 2014-184 Class CI
11/16/41	3.500%	8,152,513	1,210,465
CMO IO Series 2015-53 Class EI
04/16/45	3.500%	2,132,200	368,073
Total Residential Mortgage-Backed Securities - Agency (Cost $713,906,632)			712,570,255

Residential Mortgage-Backed Securities - Non-Agency 4.2%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/57	4.000%	1,567,158	1,566,419
American Mortgage Trust(b),(c)
Series 2093-3 Class 3A
07/27/23	8.188%	2,481	1,504
Angel Oak Mortgage Trust LLC(a)
Series 2015-1
11/25/45	4.500%	617,224	620,255
11/25/45	5.500%	1,500,000	1,498,524
ASG Resecuritization Trust(a),(b)
CMO Series 2009-2 Class G70
05/24/36	3.062%	4,203,520	4,197,646
CMO Series 2009-2 Class G75
05/24/36	3.062%	4,335,000	4,327,084
Bayview Opportunity Master Fund IIA Trust(a)
Series 2016-RPL3 Class A1
07/28/31	3.475%	1,419,030	1,417,011
Bayview Opportunity Master Fund IIIB Trust(a)
CMO Series 2016-RPL4 Class A1
07/28/18	3.475%	4,849,535	4,852,141
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IVA Trust(a)
Subordinated, CMO Series 2016-SPL1 Class B3
04/28/55	5.500%	1,000,000	1,024,873
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL1 Class A1
01/28/32	3.598%	900,000	900,000
Bayview Opportunity Master Fund Trust(a)
CMO Series 2016-LT1 Class A1
10/28/31	3.475%	1,388,136	1,382,843
BCAP LLC Trust(a),(b)
CMO Series 2012-RR10 Class 9A1
10/26/35	3.087%	667,959	671,440
CMO Series 2012-RR11 Class 2A1
08/26/36	0.876%	620,313	620,009
CMO Series 2014-RR3 Class 3A1
07/26/36	0.844%	361,957	353,281
Series 2010-RR11 Class 8A1
05/27/37	5.820%	3,036,097	3,033,903
Series 2011-RR5 Class 11A4
05/28/36	0.906%	2,047,033	1,962,837
BCAP LLC Trust(a)
CMO Series 2013-RR2 Class 7A1
07/26/36	3.000%	1,524,634	1,524,635
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	2,132,522	2,129,654
CMO Series 2013-RR5 Class 3A1
09/26/36	3.500%	2,984,636	2,979,856
Bellemeade Re II Ltd.(a),(b)
CMO Series 2016-1A Class M2A
04/25/26	5.271%	1,000,000	1,004,270
CAM Mortgage Trust(a)
CMO Series 2016-1 Class A
01/15/56	4.000%	1,098,904	1,096,851
Citigroup Mortgage Loan Trust, Inc.(a),(e)
CMO IO Series 2015-A Class A1IO
06/25/58	1.000%	16,547,163	426,447
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2005-WF2 Class MF1
08/25/35	5.239%	890,470	48,268
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2012-7 Class 12A1
03/25/36	3.055%	720,399	716,360
CMO Series 2012-9 Class 1A1
02/20/36	3.158%	1,333,201	1,330,771
CMO Series 2013-2 Class 1A1
11/25/37	3.157%	2,430,058	2,432,539
CMO Series 2014-11 Class 3A3
09/25/36	0.916%	601,000	567,250

18	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-12 Class 3A1
10/25/35	3.123%	5,549,718	5,664,360
CMO Series 2014-2 Class 3A3
08/25/37	0.896%	692,579	679,720
CMO Series 2014-C Class A
02/25/54	3.250%	1,063,853	1,028,118
CMO Series 2015-A Class A4
06/25/58	4.250%	3,441,148	3,520,187
CMO Series 2015-A Class B3
06/25/58	4.500%	962,111	892,705
Series 2013-11 Class 3A3
09/25/34	3.078%	812,215	758,389
COLT LLC(a),(b)
CMO Series 15-1 Class A2
12/26/45	4.521%	661,406	665,065
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/46	3.500%	709,628	715,837
Contimortgage Home Equity Loan Trust
CMO Series 1996-4 Class A9 (NPFGC)
01/15/28	6.880%	17,499	17,136
Countrywide Home Equity Loan Trust
CMO Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	1,045,512	1,044,379
CMO Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	846,594	842,943
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2009-14R Class 4A9
10/26/35	3.087%	7,740,000	7,801,615
CMO Series 2011-12R Class 3A1
07/27/36	2.894%	2,334,382	2,315,992
CMO Series 2011-16R Class 7A3
12/27/36	3.048%	353,918	353,902
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	8,028,609	8,172,942
CMO Series 2014-RPL4 Class A2
08/25/62	4.806%	3,500,000	3,428,533
Series 2012-11 Class 3A2
06/29/47	1.778%	546,958	498,379
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 1A5
08/27/37	4.000%	1,000,000	982,290
Credit Suisse Securities (USA) LLC(a),(b)
CMO Series 2014-RPL1 Class A1
02/25/54	3.250%	7,108,198	6,998,057
Credit Suisse Securities (USA) LLC(a)
CMO Series 2014-RPL1 Class A3
02/25/54	4.153%	500,000	500,063
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSMC Trust(a),(b)
CMO Series 2015-RPL1 Class A2
02/25/57	4.690%	1,600,000	1,586,697
Deephaven Residential Mortgage Trust(a)
Series 2016-1A Class A2
07/25/46	5.500%	1,943,441	1,939,675
JPMorgan Resecuritization Trust(a),(b)
CMO Series 2014-1 Class 1016
03/26/36	3.078%	4,210,000	4,170,756
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/36	4.000%	2,055,672	2,079,219
Morgan Stanley Re-Remic Trust(a),(b)
CMO Series 2010-R1 Class 2B
07/26/35	3.117%	2,749,493	2,741,350
Nomura Asset Acceptance Corp. Alternative Loan Trust(b)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	326,424	323,072
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	2,068,169	2,046,552
Nomura Resecuritization Trust(a),(b)
CMO Series 2012-3R Class 1A1
01/26/37	0.929%	511,389	508,905
CMO Series 2014-6R Class 3A1
01/26/36	1.016%	4,125,694	3,958,537
NRPL Trust(a),(b)
Series 2014-1A Class A1
04/25/54	3.250%	1,532,632	1,569,621
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2016-PLS2 Class A
07/25/21	5.683%	920,439	920,439
Renaissance Home Equity Loan Trust(b)
CMO Series 2005-3 Class M2
11/25/35	5.355%	4,178,023	280,392
Selene Non-Performing Loans LLC(a),(b)
CMO Series 2014-1A Class A
05/25/54	2.981%	269,752	269,153
Sequoia Mortgage Trust(h)
CMO Series 2004-6 Class B2
07/20/34	2.097%	789,464	271,438
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/46	3.750%	1,146,653	1,138,929
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(b)
CMO Series 2004-21XS Class 2A6A
12/25/34	5.240%	10,178	10,320
Vericrest Opportunity Loan Transferee(a)
CMO Series 2015-NPL4 Class A1
02/25/55	3.500%	821,024	822,668

Columbia Total Return Bond Fund | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee XLVIII LLC(a)
Series 2016-NPL8 Class A1
07/25/46	3.500%	1,859,449	1,854,795
VML LLC(a)
CMO Series 2014-NPL1 Class A1
04/27/54	3.875%	1,329,754	1,332,584
Wedgewood Real Estate Trust(a)
CMO Series 2016-1 Class A2
07/15/46	5.000%	751,416	749,545
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $121,921,143)			118,141,930

Senior Loans 0.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Serta Simmons Holdings, LLC(b),(i),(n)
2nd Lien Term Loan
11/08/24	9.000%	851,580	860,803
Diversified Manufacturing 0.0%
Accudyne Industries Borrower SCA/LLC(b),(n)
Term Loan
12/13/19	4.000%	690,000	653,451
Manitowoc Foodservice, Inc.(b),(n)
Tranche B Term Loan
03/03/23	5.750%	340,154	344,300
Total			997,751
Independent Energy 0.0%
Chesapeake Energy Corp.(b),(n)
Tranche A Term Loan
08/23/21	8.500%	440,904	482,053
Media and Entertainment 0.0%
UFC Holdings LLC(b),(n)
1st Lien Term Loan
08/18/23	5.000%	195,510	195,917
2nd Lien Term Loan
08/18/24	8.500%	61,000	62,525
Total			258,442
Technology 0.1%
Ancestry.com Operations, Inc.(b),(n)
2nd Lien Term Loan
10/19/24	9.250%	160,485	164,296
Genesys Telecom(b),(n)
Term Loan
12/01/23	5.025%	159,000	160,334
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Information Resources, Inc.(b),(i),(n)
2nd Lien Term Loan
01/20/25	9.250%	545,000	542,275
Kronos, Inc.(b),(n)
2nd Lien Term Loan
11/01/24	9.284%	226,000	233,232
Total			1,100,137
Total Senior Loans (Cost $3,585,528)			3,699,186

U.S. Government & Agency Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residual Funding Corp.(d)
STRIPS
01/15/30	0.000%	22,716,000	14,865,464
04/15/30	0.000%	20,573,000	13,387,612
Total U.S. Government & Agency Obligations (Cost $29,181,818)			28,253,076

U.S. Treasury Obligations 16.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
03/31/17	0.500%	76,350,000	76,355,198
04/15/17	0.875%	700,000	700,552
10/15/19	1.000%	4,174,000	4,129,326
01/15/20	1.375%	14,680,000	14,643,872
U.S. Treasury(i)
01/31/19	1.125%	24,180,000	24,141,264
01/31/22	1.875%	88,367,000	88,242,734
01/31/24	2.250%	41,485,000	41,493,090
U.S. Treasury(l)
11/15/26	2.000%	110,436,600	106,127,033
08/15/46	2.250%	92,594,000	77,880,258
U.S. Treasury(d),(l)
STRIPS
05/15/43	0.000%	53,889,000	23,659,480
U.S. Treasury(d)
STRIPS
11/15/43	0.000%	33,130,000	14,436,828
Total U.S. Treasury Obligations (Cost $473,073,369)			471,809,635

20	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Options Purchased Puts 0.2%
Issuer	Notional ($)/Contracts	Exercise Price	Expiration Date	Value ($)
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate
	175,000,000	2.00	07/16/18	5,075,875
U.S. Treasury 10-Year Note
	510	121.00	02/24/17	15,937
Total Options Purchased Puts (Cost $1,912,018)				5,091,812

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.662%(o),(p)	2,641,507	2,641,507
Total Money Market Funds (Cost $2,641,507)		2,641,507
Total Investments (Cost: $3,121,928,540)		3,119,662,814
Other Assets & Liabilities, Net		(305,218,664)
Net Assets		2,814,444,150
At January 31, 2017, securities and/or cash totaling $23,190,808 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at January 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	02/23/2017	839,000 EUR	897,613 USD	—	(8,740)
Total				—	(8,740)
Futures contracts outstanding at January 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 5-Year Note	1,519	USD	179,040,259	03/2017	503,398	—
U.S. Treasury 5-Year Note	229	USD	26,991,586	03/2017	4,820	—
U.S. Treasury Ultra 10-Year Note	138	USD	18,513,563	03/2017	262,003	—
U.S. Treasury Ultra 10-Year Note	107	USD	14,354,719	03/2017	4,812	—
Total			238,900,127		775,033	—

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Long Bond	(191)	USD	(28,811,156)	03/2017	129,212	—
U.S. Long Bond	(62)	USD	(9,352,313)	03/2017	—	(3,996)
U.S. Long Bond	(207)	USD	(31,224,656)	03/2017	—	(340,047)
U.S. Treasury 10-Year Note	(580)	USD	(72,191,875)	03/2017	338,621	—
U.S. Treasury 2-Year Note	(358)	USD	(77,613,282)	03/2017	49,699	—
U.S. Ultra Bond	(245)	USD	(39,368,437)	03/2017	122,423	—
Columbia Total Return Bond Fund | Quarterly Report 2017	21

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Short futures contracts outstanding (continued)
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Ultra Bond	(33)	USD	(5,302,688)	03/2017	7,368	—
U.S. Ultra Bond	(21)	USD	(3,374,438)	03/2017	—	(31,524)
Total			(267,238,845)		647,323	(375,567)

Open options contracts written at January 31, 2017
Issuer	Puts/Calls	Notional currency	Number of contracts	Exercise price	Premium received ($)	Expiration date	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate.	CALL	USD	(22,500,000)	2.00	(41,825)	04/2027	(41,825)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA.	PUT	USD	(75,000,000)	2.20	(487,500)	03/2017	(167,663)
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA.	PUT	USD	(30,000,000)	2.00	(168,000)	02/2017	(117,615)
Total					(697,325)		(327,103)
Credit default swap contracts outstanding at January 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount ($)	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	American International Group, Inc.	12/20/21	1.000	USD	7,505,000	(61,249)	(8,964)	—	(65,391)	—	(4,822)
Barclays	EI du Pont de Nemours & Co.	12/20/21	1.000	USD	7,530,000	(165,317)	(8,994)	—	(150,191)	—	(24,120)
Barclays	Electricite de France SA	12/20/21	1.000	USD	10,415,000	(7,151)	(12,440)	—	(23,730)	4,139	—
Barclays	Home Depot, Inc.	12/20/21	1.000	USD	21,280,000	(712,357)	(25,418)	—	(705,588)	—	(32,187)
Barclays	International Business Machines Corp.	12/20/21	1.000	USD	3,015,000	(80,597)	(3,601)	—	(60,238)	—	(23,960)
Barclays	McDonald’s Corp.	12/20/21	1.000	USD	2,480,000	(78,251)	(2,962)	—	(61,911)	—	(19,302)
Barclays	Morgan Stanley	12/20/21	1.000	USD	6,060,000	(40,961)	(7,238)	—	(19,529)	—	(28,670)
Citi	American International Group, Inc.	12/20/21	1.000	USD	7,500,000	(61,209)	(8,958)	—	(58,444)	—	(11,723)
Citi	American International Group, Inc.	12/20/21	1.000	USD	6,845,000	(55,862)	(8,176)	—	(48,617)	—	(15,421)
Citi	Bank of America Corp.	12/20/21	1.000	USD	8,255,000	(112,087)	(9,860)	—	(90,691)	—	(31,256)
Citi	Eastman Chemical Co.	12/20/21	1.000	USD	6,010,000	(67,697)	(7,179)	—	(55,208)	—	(19,668)
Citi	Energy Transfer Partners, LP	12/20/21	1.000	USD	1,520,000	14,067	(1,816)	58,544	—	—	(46,293)
Citi	Energy Transfer Partners, LP	12/20/21	1.000	USD	3,040,000	28,134	(3,631)	108,001	—	—	(83,498)
Citi	Ford Motor Credit Co. LLC	12/20/21	5.000	USD	3,030,000	(488,005)	(18,096)	—	(488,646)	—	(17,455)
Citi	Goldman Sachs Group, Inc.	12/20/21	1.000	USD	9,580,000	(46,857)	(11,443)	21,983	—	—	(80,283)
Citi	International Business Machines Corp.	12/20/21	1.000	USD	3,025,000	(80,863)	(3,613)	—	(59,432)	—	(25,044)
Citi	Kroger Co. (The)	12/20/21	1.000	USD	4,455,000	(70,182)	(5,321)	—	(80,338)	4,835	—
Citi	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	USD	30,370,000	1,846,626	(36,275)	1,837,121	—	—	(26,770)
Citi	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	USD	21,245,000	1,291,788	(25,376)	1,290,456	—	—	(24,044)
Citi	Nordstrom, Inc.	12/20/21	1.000	USD	6,035,000	199,223	(7,209)	188,776	—	3,238	—
Citi	Nordstrom, Inc.	12/20/21	1.000	USD	4,525,000	149,376	(5,405)	139,432	—	4,539	—
Citi	Viacom, Inc.	12/20/21	1.000	USD	5,915,000	101,817	(7,065)	113,757	—	—	(19,005)
Credit Suisse	D.R. Horton, Inc.	12/20/21	1.000	USD	6,025,000	6	(7,197)	121,433	—	—	(128,624)
Credit Suisse	Kroger Co. (The)	12/20/21	1.000	USD	2,965,000	(46,709)	(3,542)	—	(54,882)	4,631	—
Credit Suisse	L Brands, Inc.	12/20/21	1.000	USD	4,455,000	217,477	(5,321)	207,850	—	4,306	—
Goldman Sachs International	Campbell Soup Co.	12/20/21	1.000	USD	7,555,000	(211,249)	(9,024)	—	(195,380)	—	(24,893)
22	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Buy protection (continued)
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount ($)	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs International	Citigroup, Inc.	12/20/21	1.000	USD	3,035,000	(39,787)	(3,625)	—	(18,235)	—	(25,177)
Goldman Sachs International	D.R. Horton, Inc.	12/20/21	1.000	USD	18,095,000	19	(21,614)	364,703	—	—	(386,298)
Goldman Sachs International	Eastman Chemical Co.	12/20/21	1.000	USD	4,520,000	(50,913)	(5,399)	—	(31,120)	—	(25,192)
Goldman Sachs International	Eastman Chemical Co.	12/20/21	1.000	USD	3,010,000	(33,906)	(3,595)	—	(20,706)	—	(16,795)
Goldman Sachs International	Electricite de France SA	12/20/21	1.000	USD	10,400,000	(7,141)	(12,422)	—	(28,467)	8,904	—
Goldman Sachs International	Energy Transfer Partners, LP	12/20/21	1.000	USD	4,560,000	42,202	(5,447)	142,331	—	—	(105,576)
Goldman Sachs International	Energy Transfer Partners, LP	12/20/21	1.000	USD	1,520,000	14,067	(1,816)	54,052	—	—	(41,801)
Goldman Sachs International	Home Depot, Inc.	12/20/21	1.000	USD	15,125,000	(506,316)	(18,066)	—	(479,109)	—	(45,273)
Goldman Sachs International	Kohl’s Corp.	12/20/21	1.000	USD	4,505,000	300,054	(5,381)	90,561	—	204,112	—
Goldman Sachs International	Lincoln National Corp.	12/20/21	1.000	USD	4,515,000	18,905	(5,393)	4,112	—	9,400	—
Goldman Sachs International	Lincoln National Corp.	12/20/21	1.000	USD	1,505,000	6,302	(1,798)	5,467	—	—	(963)
Goldman Sachs International	McDonald’s Corp.	12/20/21	1.000	USD	10,640,000	(335,721)	(12,709)	—	(285,666)	—	(62,764)
Goldman Sachs International	Morgan Stanley	12/20/21	1.000	USD	7,510,000	(50,761)	(8,970)	—	(27,458)	—	(32,273)
Goldman Sachs International	Morgan Stanley	12/20/21	1.000	USD	16,770,000	(113,351)	(20,031)	—	(28,976)	—	(104,406)
Goldman Sachs International	Textron, Inc.	12/20/21	1.000	USD	13,695,000	(62,549)	(16,358)	—	—	—	(78,907)
Goldman Sachs International	Walt Disney Co. (The)	12/20/21	1.000	USD	7,605,000	(241,781)	(9,084)	—	(263,437)	12,572	—
JPMorgan	American International Group, Inc.	12/20/21	1.000	USD	5,930,000	(48,395)	(7,083)	—	(48,935)	—	(6,543)
JPMorgan	Barclays Bank, PLC	12/20/21	1.000	USD	3,005,000	100,598	(3,589)	118,323	—	—	(21,314)
JPMorgan	Energy Transfer Partners, LP	12/20/21	1.000	USD	1,520,000	14,067	(1,816)	63,710	—	—	(51,459)
JPMorgan	Goldman Sachs Group, Inc.	12/20/21	1.000	USD	7,510,000	(36,733)	(8,970)	—	(15,435)	—	(30,268)
JPMorgan	International Business Machines Corp.	12/20/21	1.000	USD	6,050,000	(161,727)	(7,226)	—	(113,108)	—	(55,845)
JPMorgan	Lloyds Bank PLC	12/20/21	1.000	USD	1,500,000	33,198	(1,792)	33,952	—	—	(2,546)
JPMorgan	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	USD	9,110,000	553,927	(10,881)	552,777	—	—	(9,731)
JPMorgan	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	USD	30,130,000	1,832,034	(35,989)	2,497,010	—	—	(700,965)
JPMorgan	McDonald’s Corp.	12/20/21	1.000	USD	9,120,000	(287,762)	(10,893)	—	(249,282)	—	(49,373)
JPMorgan	Royal Bank of Scotland PLC (The)	12/20/21	1.000	USD	4,505,000	254,961	(5,381)	292,927	—	—	(43,347)
JPMorgan	Toll Brothers, Inc.	12/20/21	1.000	USD	17,400,000	377,526	(20,783)	789,319	—	—	(432,576)
JPMorgan	Weyerhaeuser Co.	12/20/21	1.000	USD	3,015,000	(44,458)	(3,601)	—	(25,149)	—	(22,910)
Morgan Stanley	American International Group, Inc.	12/20/21	1.000	USD	2,970,000	(24,237)	(3,548)	—	(27,252)	—	(533)
Morgan Stanley	Ford Motor Credit Co. LLC	12/20/21	5.000	USD	3,065,000	(493,641)	(18,305)	—	(497,723)	—	(14,223)
Morgan Stanley	Ford Motor Credit Co. LLC	12/20/21	5.000	USD	1,515,000	(244,002)	(9,048)	—	(246,022)	—	(7,028)
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/21	1.000	USD	7,530,000	(36,831)	(8,994)	—	(23,989)	—	(21,836)
Morgan Stanley	International Business Machines Corp.	12/20/21	1.000	USD	6,050,000	(161,727)	(7,226)	—	(118,864)	—	(50,089)
Columbia Total Return Bond Fund | Quarterly Report 2017	23

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Buy protection (continued)
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount ($)	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Nucor Corp.	12/20/21	1.000	USD	8,440,000	(75,251)	(10,081)	57,441	—	—	(142,773)
Morgan Stanley	Valero Energy Corp.	12/20/21	1.000	USD	13,565,000	113,368	(16,203)	240,651	—	—	(143,486)
Total								9,394,689	(4,767,149)	260,676	(3,419,308)
Cleared credit default swap contracts outstanding at January 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 27	12/20/2021	5.000	USD	79,845,000	—	(1,034,972)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2021	1.000	USD	140,735,000	—	(492,249)
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 25	06/20/2021	5.000	EUR	15,300,000	—	(824,024)
Total						—	(2,351,245)
Credit default swap contracts outstanding at January 31, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)	Notional currency	Notional amount ($)	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Anadarko Petroleum Corp.	12/20/20	1.000	0.876	USD	(6,235,000)	29,025	7,447	—	(483,443)	519,915	—
Barclays	Anadarko Petroleum Corp.	6/20/21	1.000	1.029	USD	(3,080,000)	(3,747)	3,679	—	(297,629)	297,561	—
Barclays	Bank of America Corp.	6/20/18	1.000	0.341	USD	(15,565,000)	142,345	18,591	130,557	—	30,379	—
Barclays	Canadian Natural Resources Ltd.	12/20/20	1.000	0.919	USD	(3,120,000)	9,507	3,727	—	(298,116)	311,350	—
Barclays	Citigroup, Inc.	6/20/18	1.000	0.334	USD	(15,340,000)	141,814	18,323	107,538	—	52,599	—
Barclays	Dow Chemical Co. (The)	12/20/21	1.000	0.805	USD	(7,530,000)	68,877	8,994	27,538	—	50,333	—
Barclays	Newell Brands, Inc.	12/20/21	1.000	0.706	USD	(4,455,000)	61,535	5,321	53,277	—	13,579	—
Barclays	Verizon Communications, Inc.	6/20/17	1.000	0.203	USD	(22,175,000)	68,549	26,487	59,167	—	35,869	—
Barclays	Verizon Communications, Inc.	12/20/21	1.000	0.715	USD	(14,780,000)	197,265	17,654	194,170	—	20,749	—
Citi	Dow Chemical Co. (The)	12/20/21	1.000	0.805	USD	(6,010,000)	54,973	7,179	30,252	—	31,900	—
Citi	Ford Motor Co.	12/20/21	5.000	1.521	USD	(3,030,000)	484,913	18,096	440,370	—	62,639	—
Citi	Plains All American Pipeline LP	12/20/21	1.000	1.649	USD	(3,040,000)	(89,828)	3,631	—	(127,435)	41,238	—
Citi	Verizon Communications, Inc.	12/20/21	1.000	0.715	USD	(2,890,000)	38,572	3,452	33,180	—	8,844	—
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/47	3.000	3.966	USD	(7,500,000)	(404,113)	4,375	—	(575,440)	175,702	—
24	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)	Notional currency	Notional amount ($)	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/47	3.000	3.966	USD	(7,500,000)	(404,112)	4,375	—	(648,203)	248,466	—
Credit Suisse	Newell Brands, Inc.	12/20/21	1.000	0.706	USD	(2,965,000)	40,955	3,541	36,851	—	7,645	—
Credit Suisse	Tyson Foods, Inc.	12/20/21	1.000	0.726	USD	(4,330,000)	55,776	5,172	59,774	—	1,174	—
Credit Suisse	Verizon Communications, Inc.	12/20/21	1.000	0.715	USD	(2,900,000)	38,706	3,464	34,697	—	7,473	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/20	1.000	0.876	USD	(3,120,000)	14,524	3,727	—	(266,065)	284,316	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/20	1.000	0.876	USD	(3,120,000)	14,524	3,727	—	(265,656)	283,907	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/20	1.000	0.876	USD	(7,790,000)	36,263	9,305	—	(567,772)	613,340	—
Goldman Sachs International	Citigroup, Inc.	6/20/18	1.000	0.334	USD	(7,800,000)	72,109	9,317	49,221	—	32,205	—
Goldman Sachs International	Dow Chemical Co. (The)	12/20/21	1.000	0.805	USD	(4,520,000)	41,344	5,399	16,549	—	30,194	—
Goldman Sachs International	Dow Chemical Co. (The)	12/20/21	1.000	0.805	USD	(3,010,000)	27,533	3,595	11,011	—	20,117	—
Goldman Sachs International	Macy’s Retail Holdings, Inc.	12/20/21	1.000	2.223	USD	(4,505,000)	(249,317)	5,381	—	(110,237)	—	(133,699)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	4.294	USD	(6,400,000)	(392,875)	3,733	—	(525,518)	136,376	—
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	4.294	USD	(3,100,000)	(190,299)	1,808	—	(270,660)	82,169	—
Goldman Sachs International	MetLife, Inc.	12/20/21	1.000	0.905	USD	(4,515,000)	20,049	5,393	12,377	—	13,065	—
Goldman Sachs International	MetLife, Inc.	12/20/21	1.000	0.905	USD	(1,505,000)	6,683	1,798	—	—	8,481	—
Goldman Sachs International	Verizon Communications, Inc.	12/20/21	1.000	0.715	USD	(7,355,000)	98,166	8,785	94,652	—	12,299	—
Goldman Sachs International	Verizon Communications, Inc.	12/20/21	1.000	0.715	USD	(7,245,000)	96,697	8,654	93,425	—	11,926	—
JPMorgan	Anadarko Petroleum Corp.	6/20/21	1.000	1.029	USD	(3,050,000)	(3,710)	3,643	—	(232,814)	232,747	—
JPMorgan	Bank of America Corp.	6/20/18	1.000	0.341	USD	(23,480,000)	214,727	28,046	170,937	—	71,836	—
JPMorgan	Bank of America Corp.	6/20/21	1.000	0.645	USD	(15,280,000)	229,641	18,251	85,867	—	162,025	—
JPMorgan	Berkshire Hathaway, Inc.	6/20/21	1.000	0.712	USD	(9,200,000)	112,454	10,989	23,091	—	100,352	—
JPMorgan	Citigroup, Inc.	6/20/18	1.000	0.334	USD	(23,350,000)	215,865	27,890	202,351	—	41,404	—
JPMorgan	Citigroup, Inc.	6/20/18	1.000	0.334	USD	(15,280,000)	141,259	18,251	121,866	—	37,644	—
JPMorgan	Citigroup, Inc.	6/20/18	1.000	0.334	USD	(7,825,000)	72,340	9,346	59,138	—	22,548	—
JPMorgan	Markit CMBX North America Index, Series 7 BBB-	1/17/47	3.000	3.966	USD	(3,000,000)	(161,645)	1,750	—	(264,860)	104,965	—
JPMorgan	Plains All American Pipeline LP	6/20/21	1.000	1.528	USD	(1,555,000)	(33,998)	1,857	—	(155,064)	122,923	—
JPMorgan	Plains All American Pipeline LP	6/20/21	1.000	1.528	USD	(1,555,000)	(33,998)	1,857	—	(221,290)	189,149	—
Columbia Total Return Bond Fund | Quarterly Report 2017	25

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)	Notional currency	Notional amount ($)	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
JPMorgan	Plains All American Pipeline LP	6/20/21	1.000	1.528	USD	(1,565,000)	(34,217)	1,869	—	(181,387)	149,039	—
JPMorgan	Tyson Foods, Inc.	12/20/21	1.000	0.726	USD	(7,225,000)	93,068	8,630	99,814	—	1,884	—
JPMorgan	Verizon Communications, Inc.	12/20/21	1.000	0.715	USD	(14,715,000)	196,397	17,576	189,525	—	24,448	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/20	1.000	0.876	USD	(6,445,000)	30,003	7,698	—	(452,768)	490,469	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/20	1.000	0.876	USD	(6,435,000)	29,957	7,686	—	(541,307)	578,950	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/20	1.000	0.876	USD	(4,740,000)	22,065	5,662	—	(596,917)	624,644	—
Morgan Stanley	Bank of America Corp.	6/20/18	1.000	0.341	USD	(7,800,000)	71,332	9,317	48,142	—	32,507	—
Morgan Stanley	Bank of America Corp.	6/20/18	1.000	0.341	USD	(7,875,000)	72,019	9,406	52,970	—	28,455	—
Morgan Stanley	Canadian Natural Resources Ltd.	6/20/21	1.000	1.069	USD	(1,560,000)	(4,484)	1,863	—	(102,202)	99,581	—
Morgan Stanley	Enterprise Products Partners LP	6/20/21	1.000	1.104	USD	(9,335,000)	(40,651)	11,150	—	(664,509)	635,008	—
Morgan Stanley	Enterprise Products Partners LP	6/20/21	1.000	1.104	USD	(9,370,000)	(40,804)	11,192	—	(421,632)	392,020	—
Morgan Stanley	Ford Motor Co.	12/20/21	5.000	1.521	USD	(3,065,000)	490,514	18,305	442,542	—	66,277	—
Morgan Stanley	Ford Motor Co.	12/20/21	5.000	1.521	USD	(1,515,000)	242,456	9,048	218,748	—	32,756	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	4.294	USD	(2,300,000)	(141,190)	1,342	—	(176,681)	36,833	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	4.294	USD	(6,000,000)	(368,320)	3,500	—	(491,450)	126,630	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	1/17/47	3.000	3.966	USD	(4,100,000)	(220,916)	2,392	—	(470,430)	251,906	—
Morgan Stanley	Noble Energy, Inc.	6/20/21	1.000	1.330	USD	(7,680,000)	(105,829)	9,173	—	(471,143)	374,487	—
Morgan Stanley	Noble Energy, Inc.	12/20/21	1.000	1.466	USD	(7,625,000)	(163,335)	9,108	—	(609,483)	455,256	—
Morgan Stanley	Noble Energy, Inc.	12/20/21	1.000	1.466	USD	(7,590,000)	(162,585)	9,066	—	(448,127)	294,608	—
Morgan Stanley	Plains All American Pipeline LP	6/20/21	1.000	1.528	USD	(3,115,000)	(68,106)	3,721	—	(474,512)	410,127	—
Morgan Stanley	Plains All American Pipeline LP	6/20/21	1.000	1.528	USD	(3,125,000)	(68,325)	3,733	—	(408,281)	343,689	—
Morgan Stanley	Plains All American Pipeline LP	6/20/21	1.000	1.528	USD	(4,620,000)	(101,011)	5,518	—	(592,266)	496,773	—
Total									3,199,597	(12,413,297)	10,477,750	(133,699)
26	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Cleared credit default swap contracts outstanding at January 31, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 19	12/20/2017	5.000	1.619	USD	(253,108,800)	943,287	—
Morgan Stanley	Markit CDX North America High Yield Index, Series 21	12/20/2018	5.000	1.771	USD	(158,580,480)	1,675,005	—
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2023	1.000	0.933	USD	(62,270,000)	—	(21,732)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2026	1.000	1.113	USD	(11,875,000)	—	(4,127)
Total							2,618,292	(25,859)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $782,459,004 or 27.80% of net assets.
(b)	Variable rate security.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2017, the value of these securities amounted to $5,492,493, which represents 0.20% of net assets.
(d)	Zero coupon bond.
(e)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Non-income producing investment.
(g)	Negligible market value.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2017, the value of these securities amounted to $514,457 which represents 0.02% of net assets.
(i)	Represents a security purchased on a when-issued or delayed delivery basis.
(j)	Principal and interest may not be guaranteed by the government.
(k)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2017, the value of these securities amounted to $5,705,074 or 0.20% of net assets.
(l)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(m)	Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.
(n)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(o)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(p)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.662%	4,335,392	890,722,928	(892,416,813)	2,641,507	1,132	50,757	2,641,507
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
Columbia Total Return Bond Fund | Quarterly Report 2017	27

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
3,121,929,000	56,562,000	(58,828,000)	(2,266,000)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
28	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Agency	—	55,766,000	—	—	55,766,000
Asset-Backed Securities — Non-Agency	—	493,672,881	5,449,920	—	499,122,801
Commercial Mortgage-Backed Securities - Agency	—	31,194,039	—	—	31,194,039
Commercial Mortgage-Backed Securities - Non-Agency	—	106,874,372	—	—	106,874,372
Common Stocks
Financials	84,036	—	—	—	84,036
Industrials	105,212	—	—	—	105,212
Total Common Stocks	189,248	—	—	—	189,248
Corporate Bonds & Notes	—	964,519,720	41,069	—	964,560,789
Foreign Government Obligations	—	29,367,772	—	—	29,367,772
Municipal Bonds	—	64,760,659	—	—	64,760,659
Preferred Debt	25,619,733	—	—	—	25,619,733
Residential Mortgage-Backed Securities - Agency	—	712,570,255	—	—	712,570,255
Residential Mortgage-Backed Securities - Non-Agency	—	111,876,396	6,265,534	—	118,141,930
Senior Loans	—	3,699,186	—	—	3,699,186
U.S. Government & Agency Obligations	—	28,253,076	—	—	28,253,076
U.S. Treasury Obligations	433,713,327	38,096,308	—	—	471,809,635
Options Purchased Puts	15,937	5,075,875	—	—	5,091,812
Money Market Funds	—	—	—	2,641,507	2,641,507
Total Investments	459,538,245	2,645,726,539	11,756,523	2,641,507	3,119,662,814
Derivatives
Asset
Futures Contracts	1,422,356	—	—	—	1,422,356
Swap Contracts	—	13,356,718	—	—	13,356,718
Liability
Forward Foreign Currency Exchange Contracts	—	(8,740)	—	—	(8,740)
Futures Contracts	(375,567)	—	—	—	(375,567)
Options Contracts Written	—	(327,103)	—	—	(327,103)
Swap Contracts	—	(5,930,111)	—	—	(5,930,111)
Total	460,585,034	2,652,817,303	11,756,523	2,641,507	3,127,800,367
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
Columbia Total Return Bond Fund | Quarterly Report 2017	29

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 04/30/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in Unrealized Appreciation (Depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers out of Level 3 ($)	Balance as of 01/31/2017 ($)
Asset-Backed Securities — Non-Agency	23,480,213	934	169,130	754,631	2,748,200	(21,703,188)	—	5,449,920
Commercial Mortgage-Backed Securities — Non-Agency	2,932,244	(248)	60,791	(32,920)	—	(2,959,867)	—	—
Corporate Bonds & Notes	41,069	—	—	—	—	—	—	41,069
Residential Mortgage-Backed Securities — Agency	15,149,681	—	—	(35,283)	—	(15,114,398)	—	—
Residential Mortgage-Backed Securities — Non-Agency	9,905,918	38,154	31,770	137,634	4,676,232	(6,809,625)	(1,714,549)	6,265,534
Total	51,509,125	38,840	261,691	824,062	7,424,432	(46,587,078)	(1,714,549)	11,756,523
(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2017 was $877,401, which is comprised of Asset-Backed Securities — Non-Agency of $800,053 and Residential Mortgage-Backed Securities — Non-Agency of $77,348.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain corporate bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company might result in change to the comparable companies and market multiples.
Certain residential, commercial, and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
30	Columbia Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments
Columbia U.S. Treasury Index Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
U.S. Treasury Obligations 98.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
12/31/17	0.750%	6,478,000	6,471,166
01/31/18	0.750%	7,805,000	7,795,244
02/15/18	1.000%	6,055,000	6,061,623
03/31/18	0.875%	10,500,000	10,493,437
04/15/18	0.750%	21,450,000	21,399,727
05/15/18	1.000%	5,460,000	5,461,922
07/15/18	0.875%	19,520,000	19,480,350
08/15/18	1.000%	5,820,000	5,816,362
08/31/18	0.750%	13,000,000	12,932,972
08/31/18	1.500%	9,565,000	9,626,273
09/15/18	1.000%	5,550,000	5,541,331
10/31/18	0.750%	7,000,000	6,951,875
11/15/18	1.250%	5,435,000	5,444,341
11/30/18	1.250%	1,430,000	1,432,011
12/15/18	1.250%	5,010,000	5,016,262
02/15/19	0.750%	9,990,000	9,892,438
04/15/19	0.875%	6,240,000	6,183,696
04/30/19	1.625%	6,930,000	6,978,725
07/31/19	0.875%	13,000,000	12,847,653
07/31/19	1.625%	11,175,000	11,244,844
08/15/19	0.750%	6,993,000	6,886,196
09/30/19	1.750%	6,250,000	6,305,906
10/31/19	1.500%	7,500,000	7,515,232
01/31/20	1.250%	13,650,000	13,556,156
02/29/20	1.250%	9,015,000	8,946,684
02/29/20	1.375%	8,450,000	8,414,352
03/31/20	1.125%	20,665,000	20,414,768
03/31/20	1.375%	14,000,000	13,932,187
04/30/20	1.375%	5,675,000	5,641,305
05/31/20	1.500%	2,255,000	2,248,658
07/31/20	1.625%	4,545,000	4,545,000
08/15/20	2.625%	5,175,000	5,351,881
08/15/20	8.750%	8,400,000	10,451,112
08/31/20	1.375%	2,655,000	2,630,939
08/31/20	2.125%	1,000,000	1,016,875
09/30/20	1.375%	19,200,000	19,005,000
09/30/20	2.000%	2,400,000	2,429,345
10/31/20	1.375%	4,195,000	4,148,462
10/31/20	1.750%	2,285,000	2,290,980
11/30/20	1.625%	6,670,000	6,649,156
11/30/20	2.000%	4,845,000	4,897,234
12/31/20	1.750%	1,375,000	1,376,074
01/31/21	1.375%	4,395,000	4,331,822
02/28/21	1.125%	37,030,000	36,085,439
03/31/21	1.250%	10,170,000	9,950,709
03/31/21	2.250%	1,500,000	1,527,832
05/15/21	3.125%	2,205,000	2,323,605
07/31/21	2.250%	2,300,000	2,338,633
08/31/21	1.125%	8,123,000	7,861,537
08/31/21	2.000%	2,650,000	2,664,077
09/30/21	2.125%	3,025,000	3,056,315
11/30/21	1.875%	12,105,000	12,087,036
12/31/21	2.125%	3,550,000	3,583,973
01/31/22	1.500%	7,550,000	7,393,692
02/15/22	2.000%	3,000,000	3,008,673
02/28/22	1.750%	11,550,000	11,440,367
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/31/22	1.750%	2,705,000	2,675,943
04/30/22	1.750%	1,960,000	1,936,725
05/31/22	1.875%	1,780,000	1,769,292
06/30/22	2.125%	900,000	904,887
07/31/22	2.000%	2,630,000	2,625,479
08/15/22	1.625%	3,725,000	3,644,827
08/31/22	1.875%	2,070,000	2,050,190
09/30/22	1.750%	9,660,000	9,492,080
10/31/22	1.875%	1,725,000	1,705,056
11/30/22	2.000%	2,000,000	1,988,594
12/31/22	2.125%	1,000,000	1,000,469
01/31/23	1.750%	3,340,000	3,268,113
02/28/23	1.500%	13,750,000	13,246,186
03/31/23	1.500%	7,475,000	7,191,182
05/15/23	1.750%	12,000,000	11,700,468
08/15/23	2.500%	8,850,000	9,010,751
08/31/23	1.375%	15,500,000	14,709,856
10/31/23	1.625%	4,208,000	4,052,172
11/15/23	2.750%	3,075,000	3,176,379
02/15/24	2.750%	3,580,000	3,696,490
05/15/24	2.500%	1,850,000	1,878,111
08/15/24	2.375%	10,285,000	10,334,419
11/15/24	2.250%	8,575,000	8,519,400
02/15/25	2.000%	5,515,000	5,367,430
05/15/25	2.125%	3,320,000	3,254,118
08/15/25	2.000%	11,465,000	11,103,142
11/15/25	2.250%	4,000,000	3,944,532
02/15/26	1.625%	17,360,000	16,218,037
02/15/26	6.000%	3,290,000	4,247,571
08/15/26	1.500%	14,458,000	13,292,324
11/15/28	5.250%	550,000	700,477
02/15/29	5.250%	1,800,000	2,300,204
05/15/30	6.250%	300,000	424,137
02/15/31	5.375%	1,250,000	1,665,381
02/15/36	4.500%	1,655,000	2,091,119
02/15/39	3.500%	9,750,000	10,663,682
11/15/39	4.375%	2,197,000	2,713,381
05/15/40	4.375%	1,080,000	1,334,307
11/15/40	4.250%	1,250,000	1,518,652
05/15/41	4.375%	500,000	619,278
08/15/41	3.750%	1,900,000	2,143,734
02/15/43	3.125%	14,500,000	14,715,238
05/15/43	2.875%	2,250,000	2,179,336
08/15/43	3.625%	2,570,000	2,851,495
11/15/43	3.750%	3,000,000	3,402,774
02/15/44	3.625%	2,500,000	2,773,242
05/15/44	3.375%	2,950,000	3,133,222
08/15/44	3.125%	2,290,000	2,321,845
11/15/44	3.000%	13,980,000	13,833,098
02/15/45	2.500%	15,500,000	13,840,415
05/15/45	3.000%	3,400,000	3,360,822
08/15/45	2.875%	5,095,000	4,910,902
11/15/45	3.000%	2,500,000	2,469,432
02/15/46	2.500%	6,250,000	5,563,719
08/15/46	2.250%	6,250,000	5,256,837

Columbia U.S. Treasury Index Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, January 31, 2017 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/46	2.875%	1,500,000	1,448,204
Total U.S. Treasury Obligations (Cost $738,986,543)			729,618,620

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.662%(a),(b)	1,745,150	1,745,150
Total Money Market Funds (Cost $1,745,150)		1,745,150
Total Investments (Cost: $740,731,693)		731,363,770
Other Assets & Liabilities, Net		6,100,652
Net Assets		737,464,422
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.662%	1,441,192	140,272,223	(139,968,265)	1,745,150	334	12,762	1,745,150
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
740,732,000	2,313,000	(11,681,000)	(9,368,000)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
2	Columbia U.S. Treasury Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees Directors (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
U.S. Treasury Obligations	729,618,620	—	—	—	729,618,620
Money Market Funds	—	—	—	1,745,150	1,745,150
Total Investments	729,618,620	—	—	1,745,150	731,363,770
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia U.S. Treasury Index Fund | Quarterly Report 2017	3

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date March 24, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date March 24, 2017